UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08941

The Vantagepoint Funds

(Exact name of registrant as specified in charter)

777 North Capitol Street, NE, Washington D.C. 20002-4240

(Address of principal executive offices) (Zip code)

Angela Montez, Secretary of the Registrant

777 North Capitol Street, NE, Suite 600, Washington D.C. 20002-4240

(Name and address of agent for service)

Registrant’s telephone number, including area code: (202) 962-4600

Date of fiscal year end: 12/31/13

Date of reporting period: 09/30/13

Item 1 (Schedule of Investments): The schedule of investments is set forth below.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—68.9%
Aerospace & Defense—0.2%
United Technologies Corp.
0.759%	06/01/2015	#	$1,285,000	$1,294,076

Auto Components—0.5%
Johnson Controls, Inc.
1.750%	03/01/2014		3,000,000	3,014,760

Automobiles—0.8%
Daimler Finance North America LLC
2.300%	01/09/2015	^	1,290,000	1,310,725
1.875%	09/15/2014	^	760,000	768,302
1.250%	01/11/2016	^	650,000	650,304
Nissan Motor Acceptance Corp.
1.950%	09/12/2017	^	650,000	646,946
1.000%	03/15/2016	^	1,115,000	1,107,790

				4,484,067

Beverages—0.4%
Anheuser-Busch InBev Worldwide, Inc.
0.800%	07/15/2015		610,000	613,031
Heineken NV (Netherlands)
0.800%	10/01/2015	^	250,000	249,558
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	720,000	740,316
1.850%	01/15/2015	^	590,000	597,515
0.955%	08/01/2018	#^	370,000	372,719

				2,573,139

Biotechnology—0.2%
Amgen, Inc.
1.875%	11/15/2014		860,000	872,186
Gilead Sciences, Inc.
2.400%	12/01/2014		370,000	377,782

				1,249,968

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		465,000	488,250

Capital Markets—1.7%
Bank of New York Mellon Corp. (The)
0.825%	08/01/2018	#	750,000	751,255
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015		300,000	302,791
E*TRADE Financial Corp.
6.000%	11/15/2017		525,000	555,188
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,350,000	1,421,623
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	480,000	475,603
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	1,200,000	1,261,375
Morgan Stanley
1.512%	02/25/2016	#	1,150,000	1,160,788
Morgan Stanley MTN
1.546%	04/25/2018	#	1,610,000	1,617,482
Nomura Holdings, Inc. MTN (Japan)
1.704%	09/13/2016	#	1,310,000	1,324,244
TD Ameritrade Holding Corp.
4.150%	12/01/2014		1,140,000	1,186,619

				10,056,968

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Chemicals—0.3%
Ashland, Inc.
3.000%	03/15/2016		$900,000	$915,750
Dow Chemical Co. (The)
2.500%	02/15/2016		690,000	713,094
Ecolab, Inc.
2.375%	12/08/2014		290,000	295,632

				1,924,476

Commercial Banks—10.7%
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^	710,000	709,070
Australia & New Zealand Banking Group Ltd. (Australia)
0.824%	05/15/2018	#	1,380,000	1,380,346
Banco Bradesco SA (Brazil)
2.363%	05/16/2014	#^	300,000	301,582
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^	1,180,000	1,227,200
Bancolombia SA (Colombia)
4.250%	01/12/2016		260,000	269,750
Bank of Montreal MTN (Canada)
0.870%	04/09/2018	#	680,000	681,359
0.800%	11/06/2015		1,020,000	1,022,122
0.788%	07/15/2016	#	730,000	733,328
Bank of Nova Scotia (Canada)
0.788%	07/15/2016	#	660,000	662,827
0.750%	10/09/2015		1,440,000	1,440,586
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
0.712%	02/26/2016	#^	1,250,000	1,253,776
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015		2,590,000	2,705,972
BB&T Corp. MTN
1.600%	08/15/2017		420,000	417,424
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^	600,000	588,000
BNP Paribas SA MTN (France)
3.600%	02/23/2016		720,000	760,938
Canadian Imperial Bank of Commerce (Canada)
0.900%	10/01/2015		1,300,000	1,304,377
CIT Group, Inc.
4.750%	02/15/2015	^†	700,000	726,250
Credit Agricole SA (France)
1.428%	04/15/2016	#^	1,080,000	1,092,027
1.096%	10/03/2016	#^	1,090,000	1,090,803
Discover Bank
2.000%	02/21/2018		1,710,000	1,673,673
HSBC Bank plc (United Kingdom)
0.904%	05/15/2018	#^	1,340,000	1,342,762
Huntington National Bank (The)
1.350%	08/02/2016		300,000	300,008
KeyBank NA, Bank Note
4.950%	09/15/2015		520,000	555,908
KeyCorp MTN
3.750%	08/13/2015		560,000	588,644
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	1,300,000	1,307,693
National Australia Bank Ltd. (Australia)
0.900%	01/20/2016	†	1,500,000	1,499,015
0.816%	07/25/2016	#	1,340,000	1,345,791
National Bank of Canada (Canada)
1.500%	06/26/2015		780,000	790,988
Nordea Bank AB (Sweden)
0.875%	05/13/2016	^	1,490,000	1,479,463

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	$700,000	$710,283
Regions Financial Corp.
2.000%	05/15/2018		920,000	893,982
Royal Bank of Canada MTN (Canada)
0.714%	09/09/2016	#†	1,440,000	1,446,103
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		445,000	454,766
Royal Bank of Scotland plc (The) (United Kingdom)
4.375%	03/16/2016		274,000	292,702
3.950%	09/21/2015		4,990,000	5,228,053
Santander US Debt SAU (Spain)
3.781%	10/07/2015	^	900,000	918,392
Societe Generale SA (France)
1.328%	10/01/2018	#	1,400,000	1,405,492
SpareBank 1 Boligkreditt AS (Norway)
1.250%	05/02/2018	^	1,000,000	972,875
Standard Chartered plc (United Kingdom)
3.200%	05/12/2016	^	3,800,000	3,982,658
Sumitomo Mitsui Banking Corp. (Japan)
0.936%	07/19/2016	#†	330,000	332,239
0.900%	01/18/2016	†	480,000	478,710
Svenska Handelsbanken AB (Sweden)
0.700%	03/21/2016	#	1,500,000	1,504,325
Toronto-Dominion Bank (The) MTN (Canada)
2.500%	07/14/2016		3,850,000	4,003,757
US Bank NA, Bank Note
0.548%	10/14/2014	#	690,000	690,754
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		1,385,000	1,448,012
Wells Fargo & Co.
0.895%	04/23/2018	#	250,000	250,619
Wells Fargo & Co. MTN
2.100%	05/08/2017		6,500,000	6,641,869
Westpac Banking Corp. MTN (Australia)
0.950%	01/12/2016		1,460,000	1,462,660

				62,369,933

Computers & Peripherals—2.2%
Apple, Inc.
1.000%	05/03/2018		685,000	660,563
0.516%	05/03/2018	#	1,410,000	1,405,881
0.450%	05/03/2016		610,000	606,121
Hewlett-Packard Co.
3.000%	09/15/2016		4,436,000	4,581,927
2.650%	06/01/2016		750,000	769,462
2.350%	03/15/2015		1,100,000	1,118,930
1.550%	05/30/2014		3,660,000	3,675,577

				12,818,461

Construction & Engineering—0.6%
Heathrow Funding Ltd. (Jersey, Channel Islands)
2.500%	06/25/2015	^	3,500,000	3,555,475

Consumer Finance—6.5%
Ally Financial, Inc.
3.500%	07/18/2016		1,420,000	1,437,750
American Express Co.
0.852%	05/22/2018	#	1,410,000	1,409,913
American Express Credit Corp.
0.774%	07/29/2016	#	1,120,000	1,124,236
American Express Credit Corp. MTN
5.125%	08/25/2014		3,177,000	3,307,965
2.750%	09/15/2015		2,500,000	2,595,635

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.750%	06/12/2015		$2,975,000	$3,030,484
American Honda Finance Corp.
1.450%	02/27/2015	^	1,190,000	1,201,916
0.637%	05/26/2016	#^	200,000	200,585
Capital One Financial Corp.
7.375%	05/23/2014		3,630,000	3,785,114
2.150%	03/23/2015		2,250,000	2,287,066
2.125%	07/15/2014		860,000	869,702
Caterpillar Financial Services Corp.
0.700%	11/06/2015		1,270,000	1,270,009
Ford Motor Credit Co. LLC
3.875%	01/15/2015		1,280,000	1,324,297
1.516%	05/09/2016	#	690,000	699,845
General Motors Financial Co., Inc.
4.750%	08/15/2017	^	990,000	1,029,600
2.750%	05/15/2016	^	500,000	499,687
HSBC Finance Corp.
0.690%	06/01/2016	#	5,347,000	5,331,157
HSBC USA, Inc.
2.375%	02/13/2015		595,000	608,559
1.130%	09/24/2018	#	900,000	903,272
International Lease Finance Corp.
4.875%	04/01/2015		690,000	716,225
2.204%	06/15/2016	#	1,295,000	1,295,000
John Deere Capital Corp. MTN
2.950%	03/09/2015		1,210,000	1,253,175
PACCAR Financial Corp. MTN
1.050%	06/05/2015		280,000	282,048
0.800%	02/08/2016		300,000	299,938
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,400,000	1,418,493

				38,181,671

Diversified Financial Services—10.6%
Bank of America Corp.
6.500%	08/01/2016		6,600,000	7,484,789
3.700%	09/01/2015		635,000	664,166
Bank of America Corp. MTN
1.320%	03/22/2018	#	1,480,000	1,486,209
1.250%	01/11/2016		790,000	789,663
Bank of America Corp., Series L MTN
5.650%	05/01/2018		1,650,000	1,863,965
Bank of America Corp., Series 1
3.750%	07/12/2016		520,000	551,401
Citigroup, Inc.
6.125%	11/21/2017		1,750,000	2,014,329
6.010%	01/15/2015		1,596,000	1,698,339
6.000%	12/13/2013		2,004,000	2,025,836
4.450%	01/10/2017		1,545,000	1,674,157
1.300%	04/01/2016		2,189,000	2,185,850
1.038%	04/01/2016	#	1,320,000	1,323,837
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.375%	01/19/2017		7,887,000	8,398,622
ERAC USA Finance LLC
2.250%	01/10/2014	^	550,000	552,363
1.400%	04/15/2016	^	230,000	229,095
GE Capital UK Funding MTN (Ireland)
0.668%	03/20/2017	#	GBP 700,000	1,105,652
General Electric Capital Corp.
5.900%	05/13/2014		680,000	703,503
2.150%	01/09/2015		1,290,000	1,317,175
1.625%	07/02/2015		1,350,000	1,370,470

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
General Electric Capital Corp. MTN
0.919%	07/12/2016	#	$9,027,000	$9,065,446
General Electric Capital Corp., Series A
3.750%	11/14/2014		1,130,000	1,172,360
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	420,000	420,811
Hyundai Capital America
1.625%	10/02/2015	^	580,000	581,213
JPMorgan Chase & Co.
3.150%	07/05/2016		8,090,000	8,493,982
1.166%	01/25/2018	#	750,000	755,558
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		1,230,000	1,249,753
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		1,040,000	1,075,340
RCI Banque SA (France)
2.139%	04/11/2014	#^	1,900,000	1,905,394

				62,159,278

Diversified Telecommunication Services—6.1%
AT&T, Inc.
0.900%	02/12/2016		7,869,000	7,836,296
0.875%	02/13/2015		620,000	621,722
0.650%	02/12/2016	#	1,170,000	1,168,418
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		320,000	321,943
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		370,000	365,124
Deutsche Telekom International Finance BV (Netherlands)
3.125%	04/11/2016	^	5,195,000	5,407,257
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	281,283
5.250%	10/01/2015		1,986,000	2,091,133
Telefonica Emisiones SAU (Spain)
4.949%	01/15/2015		4,000,000	4,178,632
Verizon Communications, Inc.
3.650%	09/14/2018		4,881,000	5,148,899
2.002%	09/14/2018	#	4,134,000	4,352,068
1.782%	09/15/2016	#	280,000	288,518
1.250%	11/03/2014		1,680,000	1,690,324
0.700%	11/02/2015		580,000	576,667
Vivendi SA (France)
2.400%	04/10/2015	^	360,000	367,702
Windstream Corp.
7.875%	11/01/2017		880,000	985,600

				35,681,586

Electric Utilities—1.6%
Enel Finance International NV (Netherlands)
3.875%	10/07/2014	^	6,034,000	6,180,976
Georgia Power Co.
0.574%	03/15/2016	#	1,394,000	1,394,258
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		520,000	523,400
1.339%	09/01/2015		1,100,000	1,104,340
1.200%	06/01/2015		210,000	211,210

				9,414,184

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015	^	560,000	560,349

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Energy Equipment & Services—0.4%
Nabors Industries, Inc.
2.350%	09/15/2016	^	$1,200,000	$1,205,914
National Oilwell Varco, Inc.
1.350%	12/01/2017		830,000	817,562

				2,023,476

Food & Staples Retailing—0.9%
Kroger Co. (The)
2.200%	01/15/2017		650,000	662,114
Tesco plc (United Kingdom)
5.500%	11/15/2017	^	2,300,000	2,587,003
2.000%	12/05/2014	^	1,300,000	1,317,401
Walgreen Co.
1.000%	03/13/2015		570,000	571,882
Woolworths Ltd. (Australia)
2.550%	09/22/2015	^	58,000	59,749

				5,198,149

Food Products—0.8%
ConAgra Foods, Inc.
1.350%	09/10/2015		200,000	201,724
1.300%	01/25/2016		300,000	300,484
Ingredion, Inc.
3.200%	11/01/2015		310,000	322,361
Kraft Foods Group, Inc.
1.625%	06/04/2015		440,000	447,040
Mondelez International, Inc.
5.250%	10/01/2013		340,000	340,041
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^	680,000	650,952
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,190,000	2,234,085

				4,496,687

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
0.950%	06/01/2016		260,000	260,690
Covidien International Finance SA (Luxembourg)
1.350%	05/29/2015		350,000	353,566
Stryker Corp.
3.000%	01/15/2015		680,000	701,276

				1,315,532

Health Care Providers & Services—2.1%
Express Scripts Holding Co.
2.750%	11/21/2014		1,300,000	1,328,541
Quest Diagnostics, Inc.
1.100%	03/24/2014	#	410,000	411,213
UnitedHealth Group, Inc.
1.400%	10/15/2017		270,000	266,807
0.850%	10/15/2015		1,358,000	1,362,115
Ventas Realty LP
1.550%	09/26/2016		481,000	481,994
WellPoint, Inc.
5.000%	12/15/2014		2,000,000	2,101,340
2.375%	02/15/2017		5,430,000	5,528,886
1.250%	09/10/2015		550,000	554,007

				12,034,903

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		280,000	274,546

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Independent Power Producers & Energy Traders—0.9%
Exelon Generation Co. LLC
5.350%	01/15/2014		$5,345,000	$5,416,757

Industrial Conglomerates—0.1%
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015		270,000	272,105

Insurance—3.6%
Aflac, Inc.
3.450%	08/15/2015	†	2,937,000	3,085,407
Allstate Corp. (The)
6.200%	05/16/2014		800,000	828,957
American International Group, Inc.
3.000%	03/20/2015		700,000	720,711
2.375%	08/24/2015		400,000	408,916
Hartford Financial Services Group, Inc.
4.000%	03/30/2015		510,000	531,515
Metropolitan Life Global Funding I
0.798%	07/15/2016	#^	4,730,000	4,743,722
Principal Life Global Funding II
1.000%	12/11/2015	^	660,000	661,288
Prudential Covered Trust, Series 2012-1
2.997%	09/30/2015	^	2,047,500	2,112,746
Prudential Financial, Inc.
1.044%	08/15/2018	#	600,000	601,574
Prudential Financial, Inc. MTN
6.100%	06/15/2017		2,500,000	2,870,020
3.875%	01/14/2015		1,951,000	2,028,548
Prudential Financial, Inc., Series C MTN
4.750%	06/13/2015		2,290,000	2,435,912

				21,029,316

Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015	†	1,150,000	1,148,783

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		500,000	493,047

IT Services—0.3%
Computer Sciences Corp.
2.500%	09/15/2015		270,000	276,483
Fidelity National Information Services, Inc.
2.000%	04/15/2018		380,000	370,552
Total System Services, Inc.
2.375%	06/01/2018		1,320,000	1,289,137

				1,936,172

Life Sciences Tools & Services—0.2%
Life Technologies Corp.
3.500%	01/15/2016		1,300,000	1,351,903

Machinery—0.2%
CNH Capital LLC
3.875%	11/01/2015		1,035,000	1,071,225

Marine—0.1%
Far East Capital Ltd. SA (Luxembourg)
8.000%	05/02/2018	^	600,000	523,500

Media—1.4%
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014		560,000	582,153
3.125%	02/15/2016		500,000	517,175

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
DISH DBS Corp.
4.625%	07/15/2017		$1,000,000	$1,027,500
NBCUniversal Enterprise, Inc.
0.953%	04/15/2018	#^	600,000	603,520
Time Warner Cable, Inc.
8.250%	02/14/2014		2,200,000	2,258,489
5.850%	05/01/2017		1,835,000	1,997,157
Time Warner, Inc.
3.150%	07/15/2015		440,000	458,192
Viacom, Inc.
4.375%	09/15/2014		700,000	722,755

				8,166,941

Metals & Mining—4.9%
Anglo American Capital plc (United Kingdom)
2.625%	09/27/2017	^	2,150,000	2,113,220
ArcelorMittal (Luxembourg)
4.250%	08/05/2015		1,000,000	1,033,750
Barrick Gold Corp. (Canada)
1.750%	05/30/2014		510,000	511,935
Barrick North America Finance LLC
6.800%	09/15/2018		4,056,000	4,646,586
BHP Billiton Finance USA Ltd. (Australia)
0.533%	02/18/2014	#	2,704,000	2,707,750
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	720,000	741,600
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		270,000	268,548
1.400%	02/13/2015		300,000	300,889
Glencore Funding LLC
2.500%	01/15/2019	^	2,636,000	2,473,933
1.628%	01/15/2019	#^	1,230,000	1,159,260
Rio Tinto Finance USA Ltd. (Australia)
8.950%	05/01/2014		2,875,000	3,013,978
1.875%	11/02/2015		3,435,000	3,487,490
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015		700,000	703,818
Xstrata Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	5,735,000	5,709,204

				28,871,961

Multi-Utilities—0.5%
Sempra Energy
1.014%	03/15/2014	#	2,661,000	2,667,959

Oil, Gas & Consumable Fuels—3.8%
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015		700,000	733,030
1.375%	05/10/2018		4,280,000	4,156,531
0.775%	05/10/2018	#	240,000	239,953
0.700%	11/06/2015		1,070,000	1,068,235
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016		620,000	613,795
ConocoPhillips
4.600%	01/15/2015		455,000	478,231
CONSOL Energy, Inc.
8.000%	04/01/2017		200,000	213,500
Enterprise Products Operating LLC
1.250%	08/13/2015		280,000	281,599
Marathon Oil Corp.
0.900%	11/01/2015		630,000	630,263
Murphy Oil Corp.
2.500%	12/01/2017		430,000	427,222

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Petrohawk Energy Corp.
7.875%	06/01/2015		$1,000,000	$1,020,358
Phillips 66
2.950%	05/01/2017		270,000	279,715
1.950%	03/05/2015		270,000	274,190
Plains Exploration & Production Co.
6.500%	11/15/2020		615,000	660,567
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	680,000	680,000
Sabine Pass LNG LP
7.500%	11/30/2016		1,010,000	1,116,050
Sinopec Capital 2013 Ltd. (Virgin Islands, British)
1.250%	04/24/2016	^	630,000	626,852
Statoil ASA (Norway)
1.200%	01/17/2018		1,400,000	1,373,746
0.554%	05/15/2018	#	2,285,000	2,284,563
Tesoro Corp.
4.250%	10/01/2017		700,000	721,000
Total Capital International SA (France)
0.835%	08/10/2018	#	780,000	784,667
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015		550,000	574,762
0.928%	06/30/2016	#	1,960,000	1,973,565
WPX Energy, Inc.
5.250%	01/15/2017		990,000	1,049,400

				22,261,794

Pharmaceuticals—1.3%
AbbVie, Inc.
1.750%	11/06/2017		1,450,000	1,439,510
1.027%	11/06/2015	#	4,100,000	4,141,410
Merck & Co., Inc.
0.623%	05/18/2018	#	1,120,000	1,125,405
Mylan, Inc.
1.800%	06/24/2016	^	200,000	200,960
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	720,000	748,800

				7,656,085

Professional Services—0.1%
Equifax, Inc.
4.450%	12/01/2014		240,000	249,419

Real Estate Investment Trusts (REITs)—0.8%
Digital Realty Trust LP
4.500%	07/15/2015		550,000	576,551
Duke Realty LP
5.400%	08/15/2014		560,000	580,658
HCP, Inc.
2.700%	02/01/2014		1,410,000	1,418,930
Health Care REIT, Inc.
3.625%	03/15/2016		440,000	461,767
Simon Property Group LP
4.200%	02/01/2015		210,000	217,856
Vornado Realty LP
4.250%	04/01/2015		1,080,000	1,121,543

				4,377,305

Road & Rail—0.7%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	760,000	779,000
JB Hunt Transport Services, Inc.
3.375%	09/15/2015		850,000	879,685

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kansas City Southern de Mexico SA de CV (Mexico)
2.350%	05/15/2020	^	$570,000	$544,233
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^	800,000	823,768
2.500%	03/15/2016	^	620,000	631,867
Ryder System, Inc. MTN
2.500%	03/01/2017		540,000	545,785

				4,204,338

Semiconductors & Semiconductor Equipment—0.1%
NXP BV/NXP Funding LLC (Netherlands)
3.500%	09/15/2016	^	300,000	303,750
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	410,000	396,022

				699,772

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		430,000	421,891

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017		690,000	727,976

Tobacco—1.6%
Altria Group, Inc.
8.500%	11/10/2013		5,319,000	5,364,161
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^	800,000	807,559
Lorillard Tobacco Co.
2.300%	08/21/2017	†	2,877,000	2,854,254
Reynolds American, Inc.
1.050%	10/30/2015		290,000	290,299

				9,316,273

Trading Companies & Distributors—0.2%
Aircastle Ltd. (Bermuda)
9.750%	08/01/2018		670,000	743,700
Aviation Capital Group Corp.
4.625%	01/31/2018	^	430,000	427,989

				1,171,689

Wireless Telecommunication Services—0.5%
America Movil SAB de CV (Mexico)
3.625%	03/30/2015		300,000	310,987
SBA Communications Corp.
5.625%	10/01/2019		430,000	424,625
Softbank Corp. (Japan)
4.500%	04/15/2020	^	460,000	442,175
T-Mobile USA, Inc.
5.250%	09/01/2018	^†	720,000	735,300
Vodafone Group plc (United Kingdom)
0.648%	02/19/2016	#	1,210,000	1,210,642

				3,123,729

TOTAL CORPORATE OBLIGATIONS (Cost $397,629,008)				402,329,874

FLOATING RATE LOANS—0.2%**
H.J. Heinz Co. 1st Lien Term Loan B2
3.500%	03/27/2020		259,350	260,499

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
FLOATING RATE LOANS—(Continued)
Leap Wireless Inc. Term Loan C
4.750%	03/08/2020		$1,047,375	$1,048,684

TOTAL FLOATING RATE LOANS (Cost $1,310,928)				1,309,183

MORTGAGE-BACKED SECURITIES—5.1%
Non-Agency Mortgage-Backed Securities—3.3%
Banc of America Mortgage Trust, Series 2004-L, Class 1A1
3.120%	01/25/2035	#	509,280	499,640
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	1,464,910	1,413,924
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	738,667	681,152
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.663%	10/18/2054	#^	2,250,000	2,281,108
GSAMP Trust, Series 2004-SEA2, Class M1
0.829%	03/25/2034	#	1,500,000	1,493,871
HarborView Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.783%	12/19/2035	#	2,023,905	1,701,266
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	959,061	911,757
MLCC Mortgage Investors Trust, Series 2004-1, Class 2A2
2.193%	12/25/2034	#	1,134,306	1,164,256
Provident Funding Mortgage Loan Trust, Series 2004-1, Class 1A1
2.589%	04/25/2034	#	169,184	168,789
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	1,271,878	1,267,847
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	1,070,672	1,078,588
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	1,121,363	1,098,096
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	1,053,553	1,018,346
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	856,980	850,824
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	1,433,182	1,413,051
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	715,191	713,450
Structured Asset Mortgage Investments II Trust, Series 2004-AR5, Class 2A1
4.116%	10/19/2034	#	501,711	300,680
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.780%	03/25/2044	#	449,972	447,825
Wells Fargo Mortgage Backed Securities Trust, Series 2004-S, Class B1
2.626%	09/25/2034	#	982,703	810,971

				19,315,441

U.S. Government Agency Mortgage-Backed Securities—1.8%
Federal Deposit Insurance Corporation Structured Sale Guaranteed Notes, Series 2010-S1, Class 2A
3.250%	04/25/2038	^	1,039,776	1,072,919
Federal National Mortgage Association
3.126%	07/01/2041	#	2,705,083	2,830,356
3.018%	06/01/2041	#	1,631,173	1,704,750
2.507%	10/01/2034	#	1,019,480	1,082,649
2.419%	10/01/2034	#	180,032	190,070
2.076%	09/01/2034	#	100,605	106,426
2.057%	09/01/2034	#	134,660	142,507
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		213,445	213,846

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2010-R3, Class 1A
0.742%	12/08/2020		#	$3,060,109	$3,075,409

					10,418,932

TOTAL MORTGAGE-BACKED SECURITIES (Cost $30,460,106)					29,734,373

U.S. TREASURY OBLIGATIONS—11.6%
U.S. Treasury Notes—11.6%
U.S. Treasury Note
1.250%	10/31/2015			5,020,000	5,113,538
0.875%	11/30/2016			18,450,000	18,534,317
0.625%	07/15/2016			7,039,000	7,049,171
0.500%	06/15/2016		†	10,765,000	10,755,333
0.375%	03/15/2016		‡‡	1,115,000	1,113,040
0.375%	01/15/2016			10,500,000	10,493,847
0.250%	04/30/2014 05/15/2016	-		14,790,000	14,737,354

					67,796,600

TOTAL U.S. TREASURY OBLIGATIONS (Cost $67,816,988)					67,796,600

GOVERNMENT RELATED OBLIGATIONS—4.4%
U.S. Government Agencies—0.5%
Federal National Mortgage Association
0.500%	03/30/2016			3,210,000	3,204,132

Non-U.S. Government Agencies—0.3%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015		^	500,000	519,375
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015			410,000	416,975
Petroleos Mexicanos (Mexico)
2.286%	07/18/2018		#†	940,000	970,550

					1,906,900

Sovereign Debt—0.4%
Panama Government International Bond (Panama)
7.250%	03/15/2015			393,000	427,388
Qatar Government International Bond (Qatar)
3.125%	01/20/2017		^	780,000	817,050
South Africa Government International Bond (South Africa)
6.500%	06/02/2014			880,000	912,648

					2,157,086

Supranational—1.0%
European Investment Bank
1.125%	04/15/2015			5,555,000	5,621,577

U.S. Municipal Bonds—2.2%
California General Obligation Bonds (California)
5.450%	04/01/2015			3,635,000	3,893,485
5.250%	04/01/2014			1,655,000	1,694,522
1.050%	02/01/2016			755,000	756,555
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds (Florida)
2.995%	07/01/2020			3,125,000	2,920,906
1.298%	07/01/2016			810,000	808,558

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Illinois State Toll Highway Authority, Series B (Illinois)
5.000%	12/01/2018		$2,230,000	$2,570,632

				12,644,658

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $25,103,320)				25,534,353

ASSET-BACKED SECURITIES—5.5%
Automobiles—2.3%
Ally Master Owner Trust Series 2013-2, Class A
0.632%	04/15/2018	#	1,600,000	1,597,369
Ally Master Owner Trust Series 2013-1, Class A1
0.632%	02/15/2018	#	1,300,000	1,298,613
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		330,000	324,978
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		330,000	325,527
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	1,956,595	1,960,367
Ford Credit Auto Owner Trust Series 2013-A, Class A3
0.550%	07/15/2017		3,500,000	3,499,496
Honda Auto Receivables Owner Trust Series 2011-1, Class A3
1.130%	10/15/2014		89,806	89,832
Nissan Auto Receivables Owner Trust Series 2011-A, Class A4
1.940%	09/15/2017		1,491,000	1,512,508
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.482%	02/15/2018	#	2,150,000	2,147,567
World Omni Master Owner Trust Series 2013-1, Class A
0.532%	02/15/2018	#^	950,000	949,384

				13,705,641

Credit Card—2.6%
Chase Issuance Trust Series 2006-A2, Class A2
5.160%	04/16/2018		2,114,000	2,334,349
Citibank Credit Card Issuance Trust Series 2006-A3, Class A3
5.300%	03/15/2018		960,000	1,063,331
Citibank Credit Card Issuance Trust Series 2008-A2, Class A2
1.329%	01/23/2020	#	3,300,000	3,416,643
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		1,450,000	1,456,140
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,000,000	2,006,623
GE Capital Credit Card Master Note Trust Series 2012-5, Class A
0.950%	06/15/2018		1,390,000	1,395,534
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.882%	02/15/2017	#^	2,700,000	2,709,368

Vantagepoint Low Duration Bond Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Penarth Master Issuer plc (United Kingdom) Series 2012-1A, Class A1
0.749%	03/18/2014	#^	$780,000	$780,970

				15,162,958

Other—0.6%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		2,057,949	2,067,037
Great America Leasing Receivables Series 2013-1, Class C
1.830%	06/17/2019	^	250,000	247,805
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	1,063,942	1,065,709

				3,380,551

TOTAL ASSET-BACKED SECURITIES (Cost $32,302,815)				32,249,150

			Shares	Value
MONEY MARKET FUNDS—7.1%
Institutional Money Market Funds—7.1%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	2,900,000	2,900,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%			¥23,961,829	23,961,829
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		††¥	3,145,609	3,145,609
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%		††¥	2,900,000	2,900,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%		††¥	2,900,000	2,900,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%		††¥	2,900,000	2,900,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%		††¥	2,900,000	2,900,000

TOTAL MONEY MARKET FUNDS (Cost $41,607,438)				41,607,438

TOTAL INVESTMENTS—102.8% (Cost $596,230,603)				600,560,971
Other assets less liabilities—(2.8%)				(16,299,106)

NET ASSETS—100.0%				$584,261,865

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Legend to the Schedule of Investments:

GBP	British Pound Sterling
MTN	Medium Term Note
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $104,649,488, which represents 17.9% of Net Assets. The illiquid 144A securities represented 0.0% of Net Assets, and 0.0% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
**	Floating Rate Loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—1.5%
Consumer Finance—1.4%
HSBC Finance Corp.
0.518%	01/15/2014		#	$4,900,000	$4,900,392
SLM Corp. MTN
6.250%	01/25/2016			2,400,000	2,565,000
5.050%	11/14/2014			500,000	517,500

					7,982,892

Diversified Financial Services—0.1%
Bear Stearns Cos. LLC (The), Series CPI MTN
3.550%	03/10/2014		#	380,000	379,270

TOTAL CORPORATE OBLIGATIONS (Cost $8,147,381)					8,362,162

MORTGAGE-BACKED SECURITIES—0.5%
U.S. Government Agency Mortgage-Backed Securities— 0.5%
Federal National Mortgage Association
3.000%	08/01/2043
(Cost $2,867,474)				2,993,774	2,932,868

U.S. TREASURY OBLIGATIONS—95.7%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.074%	05/01/2014			271,000	270,938

U.S. Treasury Inflation Protected Securities Bonds—32.2%
U.S. Treasury Bond
3.875%	04/15/2029		‡‡	6,915,000	14,108,662
3.625%	04/15/2028			7,775,000	15,549,375
3.375%	04/15/2032			869,100	1,604,260
2.500%	01/15/2029			13,715,000	18,368,709
2.375%	01/15/2025 01/15/2027	-		43,302,400	63,356,094
2.125%	02/15/2041			4,495,300	5,694,545
2.120%	02/15/2040			4,449,800	5,702,993
2.000%	01/15/2026			17,585,000	23,915,767
1.750%	01/15/2028			15,820,000	19,787,048
0.750%	02/15/2042			9,544,500	8,469,821
0.625%	02/15/2043			9,710,000	8,112,959

					184,670,233

U.S. Treasury Inflation Protected Securities Notes—61.4%
U.S. Treasury Note
2.625%	07/15/2017			19,000,000	24,315,739
2.500%	07/15/2016			7,124,800	9,100,073
2.375%	01/15/2017			10,000	12,856
2.125%	01/15/2019			1,992,600	2,462,678
2.000%	07/15/2014 01/15/2016	-		8,575,000	10,814,333
1.875%	07/15/2015 07/15/2019	-		14,391,900	18,070,147
1.625%	01/15/2015 01/15/2018	-		6,400,000	8,092,996
1.375%	07/15/2018 01/15/2020	-		7,889,800	9,366,295
1.250%	07/15/2020			21,650,000	25,399,105
1.125%	01/15/2021			26,390,000	30,372,248
0.625%	07/15/2021			20,299,500	21,924,334
0.500%	04/15/2015			7,126,700	7,853,287
0.375%	07/15/2023			37,675,000	37,657,485
0.125%	04/15/2016 01/15/2023	-		140,942,300	146,608,997

					352,050,573

U.S. Treasury Notes—2.0%
U.S. Treasury Note
1.000%	05/15/2014			500,000	502,871
0.500%	08/15/2014			1,100,000	1,103,760
0.250%	04/30/2014 09/30/2014	-		2,800,000	2,803,197

Vantagepoint Inflation Protected Securities Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
0.125%	07/31/2014		$7,100,000	$7,102,080

				11,511,908

TOTAL U.S. TREASURY OBLIGATIONS (Cost $547,362,651)				548,503,652

GOVERNMENT RELATED OBLIGATIONS—0.6%
U.S. Government Agencies—0.1%
New Valley Generation I, Series 2000-1
7.299%	03/15/2019		661,818	764,962

Non-U.S. Government Agencies—0.4%
Export-Import Bank of Korea (Korea, Republic of)
4.000%	01/29/2021		1,200,000	1,234,491
Petrobras International Finance Co. (Cayman Islands)
3.875%	01/27/2016		900,000	933,110

				2,167,601

Supranational—0.1%
International Bank for Reconstruction & Development, Series CPI
2.456%	12/10/2013	#	275,000	274,098

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $3,142,829)				3,206,661

ASSET-BACKED SECURITIES—0.4%
Home Equity—0.2%
Argent Securities, Inc. Series 2005-W2, Class A2B1
0.379%	10/25/2035	#	114,005	112,216
First Franklin Mortgage Loan Asset Backed Certificates Series 2005-FF11, Class A2D
0.519%	11/25/2035	#	1,050,148	1,016,528
Saxon Asset Securities Trust Series 2003-1, Class AF7
4.034%	06/25/2033		104,465	106,274

				1,235,018

Manufactured Housing—0.1%
Conseco Finance Securitizations Corp. Series 2002-1, Class A
6.681%	12/01/2033	#	418,045	428,174

Other—0.0%
Park Place Securities, Inc. Series 2004-WWF1, Class M2
1.199%	12/25/2034	#	158,042	158,110

Student Loan—0.1%
North Carolina State Education Assistance Authority Series 2011-2, Class A1
0.716%	10/26/2020	#	237,779	237,703
South Carolina Student Loan Corp. Series 2010-1, Class A1
0.714%	01/25/2021	#	401,330	401,563

				639,266

TOTAL ASSET-BACKED SECURITIES (Cost $2,317,454)				2,460,568

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Inflation Protected Securities Fund
		Contracts	Value
PURCHASED OPTIONS—0.0%
Put - U.S. 10 Year Treasury Note, Expires 10/25/2013, Strike $123.00		150	$16,406
Call - U.S. 10 Year Treasury Note, Expires 10/25/2013, Strike $130.00		94	2,938

TOTAL PURCHASED OPTIONS (Cost $128,398)			19,344

		Shares	Value
MONEY MARKET FUNDS—1.2%
Institutional Money Market Fund—1.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $7,155,754)	¥	7,155,754	7,155,754

TOTAL INVESTMENTS—99.9% (Cost $571,121,941)			572,641,009
Other assets less liabilities—0.1%			772,202

NET ASSETS—100.0%			$573,413,211

Legend to the Schedule of Investments:

MTN	Medium Term Note

#	Rate is subject to change. Rate shown reflects current rate.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—92.5%
Aerospace & Defense—3.0%
Boeing Co. (The)		74,700	$8,777,250
General Dynamics Corp.		125,600	10,992,512
Honeywell International, Inc.		378,000	31,389,120
Lockheed Martin Corp.		22,600	2,882,630
Raytheon Co.		183,700	14,157,759

			68,199,271

Air Freight & Logistics—2.7%
FedEx Corp.		479,700	54,738,567
United Parcel Service, Inc., Class B		87,400	7,985,738

			62,724,305

Airlines—0.3%
United Continental Holdings, Inc.	*	209,200	6,424,532

Auto Components—1.3%
Delphi Automotive plc (United Kingdom)		414,400	24,209,248
Johnson Controls, Inc.		117,700	4,884,550

			29,093,798

Automobiles—0.2%
Ford Motor Co.		277,500	4,681,425

Beverages—0.3%
PepsiCo, Inc.		83,600	6,646,200

Building Products—0.3%
Masco Corp.		199,500	4,245,360
USG Corp.	*	110,100	3,146,658

			7,392,018

Capital Markets—3.4%
Bank of New York Mellon Corp. (The)		1,397,000	42,175,430
Legg Mason, Inc.	†	176,600	5,905,504
Northern Trust Corp.		125,400	6,820,506
Och-Ziff Capital Management Group LLC, Class A		38,300	420,917
State Street Corp.		326,000	21,434,500

			76,756,857

Chemicals—1.2%
E.I. Du Pont de Nemours & Co.		72,946	4,271,718
Mosaic Co. (The)		488,000	20,993,760
Potash Corp. of Saskatchewan, Inc. (Canada)		89,900	2,812,072

			28,077,550

Commercial Banks—3.9%
PNC Financial Services Group, Inc. (The)		385,400	27,922,230
Regions Financial Corp.		303,800	2,813,188
SunTrust Banks, Inc.		212,500	6,889,250
U.S. Bancorp/Minnesota		340,100	12,440,858
Wells Fargo & Co.		929,400	38,402,808

			88,468,334

Communications Equipment—0.7%
Cisco Systems, Inc.		294,700	6,901,874
Harris Corp.		117,100	6,944,030
Nokia Oyj ADR (Finland)	*	381,600	2,484,216

			16,330,120

Computers & Peripherals—0.7%
Apple, Inc.		18,100	8,629,175

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dell, Inc.		455,700	$6,274,989

			14,904,164

Construction Materials—1.7%
Cemex SAB de CV ADR (Mexico)	*	1,883,500	21,057,530
Vulcan Materials Co.		321,867	16,675,929

			37,733,459

Consumer Finance—3.3%
American Express Co.		412,000	31,114,240
Capital One Financial Corp.		400,600	27,537,244
SLM Corp.		631,700	15,729,330

			74,380,814

Containers & Packaging—0.2%
MeadWestvaco Corp.		111,300	4,271,694

Distributors—0.2%
Genuine Parts Co.		54,652	4,420,800

Diversified Financial Services—3.9%
Bank of America Corp.		1,752,206	24,180,443
Citigroup, Inc.		379,399	18,404,645
JPMorgan Chase & Co.		774,800	40,049,412
McGraw Hill Financial, Inc.		99,700	6,539,323

			89,173,823

Diversified Telecommunication Services—5.0%
AT&T, Inc.		729,242	24,662,965
CenturyLink, Inc.		114,190	3,583,282
Level 3 Communications, Inc.	*	1,097,599	29,294,917
Telefonica SA (Spain)		145,874	2,267,774
tw telecom inc.	*	1,062,800	31,740,522
Verizon Communications, Inc.		505,041	23,565,213

			115,114,673

Electric Utilities—1.3%
Duke Energy Corp.		130,223	8,696,292
Entergy Corp.		107,400	6,786,606
Exelon Corp.		195,600	5,797,584
FirstEnergy Corp.		102,300	3,728,835
Xcel Energy, Inc.		160,300	4,425,883

			29,435,200

Electrical Equipment—1.5%
Eaton Corp. plc (Ireland)		61,675	4,245,707
Emerson Electric Co.		465,700	30,130,790

			34,376,497

Electronic Equipment, Instruments & Components—0.3%
Corning, Inc.		418,700	6,108,833

Energy Equipment & Services—1.1%
Diamond Offshore Drilling, Inc.		76,800	4,786,176
National Oilwell Varco, Inc.		148,800	11,622,768
Schlumberger Ltd.		91,400	8,076,104

			24,485,048

Food & Staples Retailing—1.0%
Walgreen Co.		412,600	22,197,880

Food Products—2.6%
Archer-Daniels-Midland Co.		208,300	7,673,772
Campbell Soup Co.		165,500	6,737,505
McCormick & Co., Inc. (Non-Voting Shares)		46,400	3,002,080
Mondelez International, Inc., Class A		1,326,600	41,681,772

			59,095,129

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—1.9%
Abbott Laboratories		644,262	$21,383,056
Medtronic, Inc.		408,400	21,747,300

			43,130,356

Health Care Providers & Services—2.1%
Quest Diagnostics, Inc.	†	61,600	3,806,264
UnitedHealth Group, Inc.		337,500	24,168,375
WellPoint, Inc.		248,900	20,810,529

			48,785,168

Hotels, Restaurants & Leisure—0.7%
Carnival Corp.		482,300	15,742,272

Household Durables—0.0%
Whirlpool Corp.		5,500	805,420

Household Products—0.3%
Clorox Co. (The)		90,400	7,387,488

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)		213,800	2,841,402

Industrial Conglomerates—2.9%
3M Co.		69,000	8,239,290
General Electric Co.		871,400	20,817,746
Koninklijke Philips NV NYRS (Netherlands)		1,165,400	37,584,150

			66,641,186

Insurance—8.9%
Allstate Corp. (The)		368,600	18,632,730
Aon plc (United Kingdom)		474,441	35,317,388
Chubb Corp. (The)		41,100	3,668,586
Fairfax Financial Holdings Ltd. (Canada)		91,500	37,290,660
Lincoln National Corp.		121,090	5,084,569
Loews Corp.		1,168,000	54,592,320
Marsh & McLennan Cos., Inc.		212,500	9,254,375
Sun Life Financial, Inc. (Canada)		91,500	2,925,255
Travelers Cos., Inc. (The)		406,300	34,442,051
Willis Group Holdings plc (United Kingdom)		70,000	3,033,100

			204,241,034

IT Services—1.1%
Computer Sciences Corp.		102,700	5,313,698
International Business Machines Corp.		96,400	17,851,352
Western Union Co. (The)		165,700	3,091,962

			26,257,012

Leisure Equipment & Products—0.3%
Mattel, Inc.		183,800	7,693,868

Life Sciences Tools & Services—0.1%
Agilent Technologies, Inc.		62,200	3,187,750

Machinery—2.9%
Illinois Tool Works, Inc.		461,700	35,213,859
Joy Global, Inc.	†	77,000	3,930,080
Stanley Black & Decker, Inc.		245,500	22,234,935
Xylem, Inc.		139,100	3,885,063

			65,263,937

Media—2.9%
Cablevision Systems Corp., Class A		207,600	3,495,984
Comcast Corp., Class A		91,200	4,117,680
DIRECTV	*	656,900	39,249,775

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Madison Square Garden Co. (The), Class A	*	58,100	$3,373,867
New York Times Co. (The), Class A	*†	187,500	2,356,875
Time Warner, Inc.		139,633	9,189,248
Walt Disney Co. (The)		61,800	3,985,482

			65,768,911

Metals & Mining—0.5%
Cliffs Natural Resources, Inc.	†	56,400	1,156,200
Newmont Mining Corp.		98,200	2,759,420
Nucor Corp.		139,800	6,852,996

			10,768,616

Multiline Retail—1.3%
Kohl’s Corp.		370,200	19,157,850
Macy’s, Inc.		104,000	4,500,080
Target Corp.		108,500	6,941,830

			30,599,760

Multi-Utilities—0.4%
NiSource, Inc.		271,600	8,389,724

Oil, Gas & Consumable Fuels—13.2%
Anadarko Petroleum Corp.		88,700	8,248,213
Apache Corp.		167,200	14,235,408
BP plc ADR (United Kingdom)		500,698	21,044,337
Chesapeake Energy Corp.	†	2,153,400	55,729,992
Chevron Corp.		149,458	18,159,147
ConocoPhillips		318,900	22,166,739
CONSOL Energy, Inc.		1,158,600	38,986,890
Eni SpA (Italy)	†	47,886	1,100,812
Exxon Mobil Corp.		154,460	13,289,738
Hess Corp.		111,500	8,623,410
Marathon Oil Corp.		590,200	20,586,176
Murphy Oil Corp.		697,900	42,097,328
Occidental Petroleum Corp.		201,300	18,829,602
Phillips 66		127,300	7,360,486
Royal Dutch Shell plc ADR (Netherlands)		161,681	10,619,208
Talisman Energy, Inc. (Canada)		154,700	1,779,050

			302,856,536

Paper & Forest Products—0.4%
International Paper Co.		223,400	10,008,320

Personal Products—0.3%
Avon Products, Inc.		282,800	5,825,680

Pharmaceuticals—5.0%
Bristol-Myers Squibb Co.		163,600	7,571,408
GlaxoSmithKline plc (United Kingdom)		55,656	1,399,344
Hospira, Inc.	*	70,000	2,745,400
Johnson & Johnson		349,900	30,332,831
Merck & Co., Inc.		591,400	28,156,554
Pfizer, Inc.		1,105,887	31,750,016
Teva Pharmaceutical Industries Ltd. ADR (Israel)		351,300	13,272,114

			115,227,667

Real Estate Investment Trusts (REITs)—0.2%
Weyerhaeuser Co. REIT		182,437	5,223,171

Real Estate Management & Development—0.5%
Cheung Kong Holdings Ltd. ADR (Hong Kong)		755,000	11,511,259

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Equity Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Road & Rail—0.4%
Norfolk Southern Corp.		111,500	$8,624,525

Semiconductors & Semiconductor Equipment—2.0%
Analog Devices, Inc.		115,500	5,434,275
Applied Materials, Inc.		351,600	6,167,064
Intel Corp.		488,400	11,194,128
Texas Instruments, Inc.		581,200	23,404,924

			46,200,391

Software—1.4%
CA, Inc.		69,200	2,053,164
Microsoft Corp.		916,400	30,525,284

			32,578,448

Specialty Retail—0.7%
Lowe’s Cos., Inc.		198,100	9,431,541
Murphy USA, Inc.	*	31,850	1,286,422
Staples, Inc.		370,000	5,420,500
Tiffany & Co.		5,500	421,410

			16,559,873

Tobacco—1.1%
Altria Group, Inc.		237,800	8,168,430
Philip Morris International, Inc.		192,800	16,694,552

			24,862,982

Wireless Telecommunication Services—0.8%
Vodafone Group plc (United Kingdom)		880,800	3,091,454
Vodafone Group plc ADR (United Kingdom)		413,100	14,532,858

			17,624,312

TOTAL COMMON STOCKS (Cost $1,593,126,568)			2,115,099,492

CONVERTIBLE PREFERRED STOCKS—0.2%
Automobiles—0.2%
General Motors Co., Series B 4.750%		91,200	4,573,680

Real Estate Investment Trusts (REITs)—0.0%
Weyerhaeuser Co., Series A 6.375%	*	7,150	378,807

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $4,912,513)			4,952,487

MONEY MARKET FUNDS—8.7%
Institutional Money Market Funds—8.7%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	4,750,000	4,750,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥166,117,260	166,117,260
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	6,359,419	6,359,419
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	6,000,000	6,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%	††¥	4,750,000	4,750,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	4,750,000	4,750,000

Vantagepoint Equity Income Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	4,750,000	$4,750,000

TOTAL MONEY MARKET FUNDS (Cost $197,476,679)			197,476,679

TOTAL INVESTMENTS—101.4% (Cost $1,795,515,760)			2,317,528,658
Other assets less liabilities—(1.4%)			(31,091,728)

NET ASSETS—100.0%			$2,286,436,930

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—93.8%
Aerospace & Defense—2.7%
Boeing Co. (The)		52,900	$6,215,750
Honeywell International, Inc.		32,800	2,723,712
Precision Castparts Corp.		35,200	7,998,848
Spirit Aerosystems Holdings, Inc., Class A	*	471,000	11,417,040
United Technologies Corp.		117,100	12,625,722

			40,981,072

Air Freight & Logistics—1.3%
Expeditors International of Washington, Inc.		394,000	17,359,640
FedEx Corp.		16,900	1,928,459

			19,288,099

Airlines—0.2%
Delta Air Lines, Inc.		48,900	1,153,551
United Continental Holdings, Inc.	*	74,600	2,290,966

			3,444,517

Automobiles—0.3%
Harley-Davidson, Inc.		38,500	2,473,240
Tesla Motors, Inc.	*†	11,600	2,243,672

			4,716,912

Beverages—1.0%
Anheuser-Busch InBev NV ADR (Belgium)		60,300	5,981,760
Coca-Cola Co. (The)		1,600	60,608
Constellation Brands, Inc., Class A	*	4,300	246,820
Diageo plc ADR (United Kingdom)		52,800	6,709,824
Monster Beverage Corp.	*	11,100	579,975
PepsiCo, Inc.		17,300	1,375,350

			14,954,337

Biotechnology—3.2%
Alexion Pharmaceuticals, Inc.	*	32,100	3,728,736
Amgen, Inc.		74,600	8,350,724
Biogen Idec, Inc.	*	32,200	7,752,472
Celgene Corp.	*	48,900	7,527,177
Gilead Sciences, Inc.	*	180,900	11,367,756
Pharmacyclics, Inc.	*	2,300	318,366
Regeneron Pharmaceuticals, Inc.	*	11,900	3,723,153
Vertex Pharmaceuticals, Inc.	*	74,800	5,671,336

			48,439,720

Capital Markets—5.0%
Ameriprise Financial, Inc.		15,200	1,384,416
Bank of New York Mellon Corp. (The)		771,750	23,299,132
BlackRock, Inc.		32,000	8,659,840
Credit Suisse Group AG ADR (Switzerland)	*†	298,301	9,113,096
Franklin Resources, Inc.		82,100	4,150,155
Goldman Sachs Group, Inc. (The)		48,800	7,720,648
Invesco Ltd.		411,900	13,139,610
Morgan Stanley		97,100	2,616,845
Northern Trust Corp.		15,000	815,850
State Street Corp.		50,000	3,287,500
TD Ameritrade Holding Corp.		65,700	1,720,026

			75,907,118

Chemicals—3.5%
Dow Chemical Co. (The)		235,300	9,035,520
Ecolab, Inc.		46,000	4,542,960
FMC Corp.		9,500	681,340
Monsanto Co.		22,300	2,327,451

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Potash Corp. of Saskatchewan, Inc. (Canada)		853,325	$26,692,006
Praxair, Inc.		41,300	4,964,673
Sherwin-Williams Co. (The)		27,900	5,082,822

			53,326,772

Commercial Banks—3.7%
BB&T Corp.		208,800	7,047,000
Comerica, Inc.		452,150	17,774,016
PNC Financial Services Group, Inc. (The)		176,300	12,772,935
U.S. Bancorp/Minnesota		29,200	1,068,136
Wells Fargo & Co.		432,300	17,862,636

			56,524,723

Commercial Services & Supplies—1.0%
Cintas Corp.		294,000	15,052,800

Communications Equipment—1.5%
Cisco Systems, Inc.		739,700	17,323,774
Juniper Networks, Inc.	*	6,100	121,146
QUALCOMM, Inc.		81,800	5,510,048

			22,954,968

Computers & Peripherals—1.5%
Apple, Inc.		18,200	8,676,850
EMC Corp.		562,500	14,377,500

			23,054,350

Consumer Finance—1.4%
American Express Co.		281,200	21,236,224

Diversified Financial Services—5.4%
Berkshire Hathaway, Inc., Class B	*	216,950	24,625,994
Citigroup, Inc.		459,200	22,275,792
IntercontinentalExchange, Inc.	*	52,500	9,524,550
JPMorgan Chase & Co.		492,508	25,457,739

			81,884,075

Diversified Telecommunication Services—0.6%
AT&T, Inc.		261,906	8,857,661

Electric Utilities—0.3%
Edison International		109,300	5,034,358

Electrical Equipment—0.8%
Eaton Corp. plc (Ireland)		143,000	9,844,120
Roper Industries, Inc.		16,200	2,152,494

			11,996,614

Electronic Equipment, Instruments & Components—1.5%
TE Connectivity Ltd. (Switzerland)		442,150	22,894,527
Trimble Navigation Ltd.	*	2,600	77,246

			22,971,773

Energy Equipment & Services—2.7%
Cameron International Corp.	*	2,700	157,599
FMC Technologies, Inc.	*	3,900	216,138
Halliburton Co.		179,700	8,652,555
Noble Corp. (Switzerland)		162,700	6,145,179
Schlumberger Ltd.		295,025	26,068,409

			41,239,880

Food & Staples Retailing—2.5%
Costco Wholesale Corp.		14,100	1,623,192
CVS Caremark Corp.		26,400	1,498,200
Kroger Co. (The)		10,600	427,604
Sysco Corp.		400,825	12,758,260
Wal-Mart Stores, Inc.		252,400	18,667,504

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Whole Foods Market, Inc.		58,100	$3,398,850

			38,373,610

Food Products—2.7%
Danone SA ADR (France)		1,188,850	17,880,304
Green Mountain Coffee Roasters, Inc.	*†	34,300	2,583,819
Kraft Foods Group, Inc.		128,600	6,743,784
Nestle SA ADR (Switzerland)		198,700	13,829,520

			41,037,427

Health Care Equipment & Supplies—2.5%
Baxter International, Inc.		106,200	6,976,278
Becton Dickinson and Co.		2,200	220,044
Covidien plc (Ireland)		494,250	30,119,595
Edwards Lifesciences Corp.	*	800	55,704
Stryker Corp.		16,600	1,121,994

			38,493,615

Health Care Providers & Services—2.3%
Aetna, Inc.		11,200	717,024
AmerisourceBergen Corp.		278,975	17,045,372
Express Scripts Holding Co.	*	37,700	2,329,106
Henry Schein, Inc.	*	1,400	145,180
McKesson Corp.		53,700	6,889,710
UnitedHealth Group, Inc.		101,250	7,250,513

			34,376,905

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.		5,900	192,576
Chipotle Mexican Grill, Inc.	*	9,200	3,944,040
Las Vegas Sands Corp.		92,600	6,150,492
Marriott International, Inc., Class A		24,871	1,046,074
Starbucks Corp.		107,200	8,251,184
Starwood Hotels & Resorts Worldwide, Inc.		56,700	3,767,715
Wynn Macau Ltd. (Macau)		75,600	258,416
Wynn Resorts Ltd.		7,400	1,169,274

			24,779,771

Household Durables—0.5%
D.R. Horton, Inc.		2,000	38,860
Lennar Corp., Class A		4,400	155,760
Newell Rubbermaid, Inc.		263,300	7,240,750

			7,435,370

Household Products—0.1%
Procter & Gamble Co. (The)		21,500	1,625,185

Industrial Conglomerates—4.2%
3M Co.		221,850	26,491,109
Danaher Corp.		163,200	11,313,024
General Electric Co.		645,100	15,411,439
Koninklijke Philips NV NYRS (Netherlands)		344,400	11,106,900

			64,322,472

Insurance—2.4%
ACE Ltd. (Switzerland)		82,200	7,690,632
Marsh & McLennan Cos., Inc.		238,400	10,382,320
Principal Financial Group, Inc.		180,600	7,733,292
Willis Group Holdings plc (United Kingdom)		266,675	11,555,028

			37,361,272

Internet & Catalog Retail—2.3%
Amazon.com, Inc.	*	58,100	18,164,384

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ctrip.com International Ltd. ADR (China)	*	11,400	$666,102
Netflix, Inc.	*	6,100	1,886,181
priceline.com, Inc.	*	13,100	13,243,445
TripAdvisor, Inc.	*	8,000	606,720

			34,566,832

Internet Software & Services—3.0%
Akamai Technologies, Inc.	*	29,600	1,530,320
Baidu, Inc. ADR (China)	*	30,600	4,748,508
eBay, Inc.	*	124,400	6,940,276
Facebook, Inc., Class A	*	123,700	6,214,688
Google, Inc., Class A	*	22,400	19,620,384
LinkedIn Corp., Class A	*	14,200	3,494,052
NAVER Corp. (Korea, Republic of)		278	144,004
Tencent Holdings Ltd. (China)		57,000	2,997,550

			45,689,782

IT Services—3.3%
Accenture plc, Class A (Ireland)		317,775	23,400,951
Alliance Data Systems Corp.	*	9,500	2,008,965
Cognizant Technology Solutions Corp., Class A	*	40,900	3,358,708
Fiserv, Inc.	*	21,100	2,132,155
Mastercard, Inc., Class A		18,700	12,580,986
Visa, Inc., Class A		39,800	7,605,780

			51,087,545

Life Sciences Tools & Services—0.3%
Thermo Fisher Scientific, Inc.		43,200	3,980,880

Machinery—3.5%
Flowserve Corp.		10,100	630,139
Illinois Tool Works, Inc.		331,000	25,245,370
Ingersoll-Rand plc (Ireland)		99,000	6,429,060
PACCAR, Inc.		254,575	14,169,644
Stanley Black & Decker, Inc.		70,400	6,376,128
Wabtec Corp.		6,200	389,794

			53,240,135

Media—3.4%
CBS Corp. (Non-Voting Shares), Class B		125,500	6,922,580
Discovery Communications, Inc., Class C	*	65,850	5,144,202
Interpublic Group of Cos., Inc. (The)		445,600	7,655,408
Liberty Global plc, Series A (United Kingdom)	*	1,900	150,765
Thomson Reuters Corp.		219,700	7,691,697
Time Warner Cable, Inc.		80,100	8,939,160
Time Warner, Inc.		200,700	13,208,067
Twenty-First Century Fox, Inc.		45,500	1,524,250
Walt Disney Co. (The)		20,400	1,315,596

			52,551,725

Metals & Mining—0.6%
Barrick Gold Corp. (Canada)		184,900	3,442,838
Steel Dynamics, Inc.		375,700	6,277,947

			9,720,785

Multiline Retail—1.1%
Dollar General Corp.	*	141,700	8,000,382
Dollar Tree, Inc.	*	30,600	1,749,096
Nordstrom, Inc.		130,700	7,345,340

			17,094,818

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Multi-Utilities—0.6%
National Grid plc ADR (United Kingdom)		154,400	$9,117,320

Oil, Gas & Consumable Fuels—6.7%
Anadarko Petroleum Corp.		81,000	7,532,190
BG Group plc (United Kingdom)		395,737	7,554,486
Chevron Corp.		149,600	18,176,400
Concho Resources, Inc.	*	12,900	1,403,649
Devon Energy Corp.		374,925	21,655,668
EOG Resources, Inc.		72,800	12,323,584
EQT Corp.		28,000	2,484,160
Marathon Oil Corp.		268,500	9,365,280
Petroleo Brasileiro SA ADR (Brazil)		324,000	5,018,760
Pioneer Natural Resources Co.		27,600	5,210,880
Range Resources Corp.		37,200	2,823,108
Southwestern Energy Co.	*	217,200	7,901,736

			101,449,901

Paper & Forest Products—0.6%
International Paper Co.		199,200	8,924,160

Pharmaceuticals—2.6%
Allergan, Inc.		8,000	723,600
GlaxoSmithKline plc ADR (United Kingdom)		199,175	9,992,610
Merck & Co., Inc.		217,740	10,366,601
Perrigo Co.		3,600	444,168
Roche Holding AG ADR (Switzerland)		145,800	9,845,874
Teva Pharmaceutical Industries Ltd. ADR (Israel)		180,400	6,815,512
Valeant Pharmaceuticals International, Inc.	*	15,500	1,617,115

			39,805,480

Professional Services—0.1%
IHS, Inc., Class A	*	10,200	1,164,636
Verisk Analytics, Inc., Class A	*	1,300	84,448

			1,249,084

Real Estate Investment Trusts (REITs)—0.5%
American Tower Corp. REIT		97,200	7,205,436

Road & Rail—0.6%
J.B. Hunt Transport Services, Inc.		8,300	605,319
Kansas City Southern		26,500	2,898,040
Union Pacific Corp.		35,900	5,576,706

			9,080,065

Semiconductors & Semiconductor Equipment—1.0%
Intel Corp.		402,700	9,229,884
Maxim Integrated Products, Inc.		149,161	4,444,998
Xilinx, Inc.		49,500	2,319,570

			15,994,452

Software—2.2%
Autodesk, Inc.	*	2,100	86,457
Citrix Systems, Inc.	*	1,500	105,915
Intuit, Inc.		1,100	72,941
Microsoft Corp.		692,650	23,072,171
Red Hat, Inc.	*	36,800	1,697,952
Salesforce.com, Inc.	*	90,200	4,682,282
Symantec Corp.		174,800	4,326,300

			34,044,018

Specialty Retail—2.3%
AutoZone, Inc.	*	22,400	9,469,152

Vantagepoint Growth & Income Fund
		Shares	Value
COMMON STOCKS—(Continued)
Home Depot, Inc. (The)		47,900	$3,633,215
L Brands, Inc.		40,100	2,450,110
Lowe’s Cos., Inc.		239,100	11,383,551
O’Reilly Automotive, Inc.	*	30,100	3,840,459
Ross Stores, Inc.		28,400	2,067,520
Tiffany & Co.		6,400	490,368
Tractor Supply Co.		18,200	1,222,494

			34,556,869

Textiles, Apparel & Luxury Goods—1.3%
Fossil Group, Inc.	*	21,700	2,522,408
Lululemon Athletica, Inc. (Canada)	*†	26,100	1,907,649
Michael Kors Holdings Ltd. (Hong Kong)	*	11,400	849,528
NIKE, Inc., Class B		28,600	2,077,504
PVH Corp.		89,200	10,587,148
Ralph Lauren Corp.		10,700	1,762,611
V.F. Corp.		1,200	238,860

			19,945,708

Tobacco—0.6%
Imperial Tobacco Group plc ADR (United Kingdom)	†	117,300	8,697,795

Trading Companies & Distributors—0.2%
Fastenal Co.		54,700	2,748,675
W.W. Grainger, Inc.		3,900	1,020,669

			3,769,344

Wireless Telecommunication Services—0.6%
Softbank Corp. (Japan)		8,600	597,249
Vodafone Group plc ADR (United Kingdom)		246,100	8,657,798

			9,255,047

TOTAL COMMON STOCKS (Cost $1,034,186,238)			1,430,698,781

MONEY MARKET FUNDS—7.1%
Institutional Money Market Funds—7.1%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	2,000,000	2,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥97,855,775	97,855,775
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	1,039,301	1,039,301
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	2,000,000	2,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%	††¥	2,000,000	2,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	2,000,000	2,000,000

TOTAL MONEY MARKET FUNDS (Cost $107,895,076)			107,895,076

TOTAL INVESTMENTS—100.9% (Cost $1,142,081,314)			1,538,593,857
Other assets less liabilities—(0.9%)			(13,493,402)

NET ASSETS—100.0%			$1,525,100,455

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—97.8%
Aerospace & Defense—2.5%
Boeing Co. (The)		72,800	$8,554,000
Honeywell International, Inc.		107,818	8,953,207
Precision Castparts Corp.		86,501	19,656,487
United Technologies Corp.		153,160	16,513,711

			53,677,405

Airlines—0.4%
Delta Air Lines, Inc.		401,142	9,462,940

Auto Components—0.7%
BorgWarner, Inc.		79,530	8,063,547
Johnson Controls, Inc.		149,500	6,204,250

			14,267,797

Automobiles—0.4%
General Motors Co.	*	243,700	8,765,889

Beverages—0.5%
Coca-Cola Co. (The)		296,795	11,242,595

Biotechnology—7.8%
Alexion Pharmaceuticals, Inc.	*	116,500	13,532,640
Amgen, Inc.		114,685	12,837,839
Biogen Idec, Inc.	*	141,257	34,009,035
Celgene Corp.	*	301,065	46,342,936
Gilead Sciences, Inc.	*	771,461	48,478,609
Pharmacyclics, Inc.	*	44,572	6,169,656
Regeneron Pharmaceuticals, Inc.	*	23,900	7,477,593

			168,848,308

Building Products—0.4%
Masco Corp.		373,265	7,943,079

Capital Markets—2.6%
Affiliated Managers Group, Inc.	*	96,100	17,551,704
Charles Schwab Corp. (The)		696,350	14,720,839
Goldman Sachs Group, Inc. (The)		61,043	9,657,613
State Street Corp.		154,610	10,165,608
T. Rowe Price Group, Inc.		67,499	4,855,203

			56,950,967

Chemicals—5.5%
Dow Chemical Co. (The)		137,200	5,268,480
Ecolab, Inc.		250,483	24,737,701
FMC Corp.		125,130	8,974,324
LyondellBasell Industries NV, Class A		101,065	7,400,990
Monsanto Co.		496,532	51,823,045
PPG Industries, Inc.		116,290	19,427,407

			117,631,947

Commercial Banks—0.4%
Wells Fargo & Co.		198,082	8,184,748

Communications Equipment—3.3%
Cisco Systems, Inc.		537,939	12,598,531
Juniper Networks, Inc.	*	295,646	5,871,530
QUALCOMM, Inc.		773,067	52,073,793

			70,543,854

Computers & Peripherals—4.9%
Apple, Inc.		208,515	99,409,526
EMC Corp.		250,450	6,401,502

			105,811,028

Consumer Finance—1.4%
American Express Co.		87,975	6,643,872
Discover Financial Services		303,491	15,338,435

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
SLM Corp.		314,073	$7,820,418

			29,802,725

Diversified Financial Services—1.7%
Citigroup, Inc.		149,150	7,235,266
CME Group, Inc.		145,850	10,775,398
IntercontinentalExchange, Inc.	*†	50,085	9,086,421
JPMorgan Chase & Co.		181,980	9,406,546

			36,503,631

Electrical Equipment—0.6%
AMETEK, Inc.		216,560	9,966,091
Rockwell Automation, Inc.		20,926	2,237,827

			12,203,918

Energy Equipment & Services—3.3%
Cameron International Corp.	*	434,007	25,332,989
Halliburton Co.		386,420	18,606,123
National Oilwell Varco, Inc.		180,730	14,116,820
Schlumberger Ltd.		156,406	13,820,034

			71,875,966

Food & Staples Retailing—1.9%
Costco Wholesale Corp.		191,458	22,040,645
CVS Caremark Corp.		199,259	11,307,948
Whole Foods Market, Inc.		137,080	8,019,180

			41,367,773

Food Products—1.1%
Hershey Co. (The)		135,180	12,504,150
Mondelez International, Inc., Class A		383,400	12,046,428

			24,550,578

Health Care Equipment & Supplies—1.1%
Boston Scientific Corp.	*	456,000	5,353,440
Cooper Cos., Inc. (The)		99,990	12,967,703
Varian Medical Systems, Inc.	*	62,735	4,688,187

			23,009,330

Health Care Providers & Services—2.1%
Cardinal Health, Inc.		243,300	12,688,095
Catamaran Corp.	*	320,500	14,726,975
DaVita HealthCare Partners, Inc.	*	68,208	3,881,035
Express Scripts Holding Co.	*	104,715	6,469,293
UnitedHealth Group, Inc.		92,633	6,633,449

			44,398,847

Health Care Technology—0.7%
Cerner Corp.	*	281,250	14,779,687

Hotels, Restaurants & Leisure—4.5%
Chipotle Mexican Grill, Inc.	*	26,200	11,231,940
Las Vegas Sands Corp.		279,873	18,589,165
McDonald’s Corp.		85,075	8,185,066
Panera Bread Co., Class A	*	18,814	2,982,583
Starbucks Corp.		725,251	55,822,569

			96,811,323

Household Durables—0.7%
Lennar Corp., Class A	†	210,830	7,463,382
Whirlpool Corp.		57,189	8,374,757

			15,838,139

Household Products—0.4%
Procter & Gamble Co. (The)		125,743	9,504,913

Industrial Conglomerates—1.4%
Danaher Corp.		277,102	19,208,711

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
General Electric Co.		415,615	$9,929,042

			29,137,753

Insurance—0.9%
American International Group, Inc.		262,210	12,751,272
Marsh & McLennan Cos., Inc.		129,101	5,622,349

			18,373,621

Internet & Catalog Retail—4.8%
Amazon.com, Inc.	*	154,022	48,153,438
Groupon, Inc.	*	219,100	2,456,111
priceline.com, Inc.	*	51,566	52,130,648

			102,740,197

Internet Software & Services—6.9%
eBay, Inc.	*	221,394	12,351,571
Facebook, Inc., Class A	*	600,360	30,162,087
Google, Inc., Class A	*	93,763	82,127,949
LinkedIn Corp., Class A	*	88,894	21,873,258
Yelp, Inc.	*	31,800	2,104,524

			148,619,389

IT Services—4.6%
Alliance Data Systems Corp.	*†	88,437	18,701,772
Cognizant Technology Solutions Corp., Class A	*	26,265	2,156,882
FleetCor Technologies, Inc.	*	53,800	5,926,608
International Business Machines Corp.		40,980	7,588,677
Mastercard, Inc., Class A		18,368	12,357,623
Visa, Inc., Class A		268,659	51,340,735

			98,072,297

Life Sciences Tools & Services—0.8%
Thermo Fisher Scientific, Inc.		179,880	16,575,942

Machinery—1.1%
Cummins, Inc.		131,100	17,419,257
PACCAR, Inc.		120,270	6,694,228

			24,113,485

Media—3.2%
Comcast Corp., Class A		636,516	28,738,697
Sirius XM Radio, Inc.	†	2,018,934	7,813,275
Viacom, Inc., Class B		147,390	12,318,856
Walt Disney Co. (The)		313,047	20,188,401

			69,059,229

Multiline Retail—0.2%
Nordstrom, Inc.		72,721	4,086,920

Oil, Gas & Consumable Fuels—3.0%
Cabot Oil & Gas Corp.		195,406	7,292,552
Noble Energy, Inc.		160,160	10,732,322
Occidental Petroleum Corp.		147,491	13,796,308
Pioneer Natural Resources Co.		72,770	13,738,976
Suncor Energy, Inc. (Canada)		240,540	8,606,521
Valero Energy Corp.		304,750	10,407,212

			64,573,891

Paper & Forest Products—0.3%
International Paper Co.		157,960	7,076,608

Personal Products—0.6%
Avon Products, Inc.		249,895	5,147,837
Estee Lauder Cos., Inc. (The), Class A		111,923	7,823,418

			12,971,255

Pharmaceuticals—4.2%
Actavis, Inc.	*	166,391	23,960,304
Allergan, Inc.		69,584	6,293,872

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bristol-Myers Squibb Co.		386,160	$17,871,485
Merck & Co., Inc.		290,900	13,849,749
Perrigo Co.		47,889	5,908,545
Pfizer, Inc.		352,424	10,118,093
Valeant Pharmaceuticals International, Inc.	*	122,627	12,793,675

			90,795,723

Professional Services—0.4%
Nielsen Holdings NV		256,960	9,366,192

Real Estate Investment Trusts (REITs)—0.3%
American Tower Corp. REIT		82,619	6,124,546

Road & Rail—4.1%
Canadian Pacific Railway Ltd. (Canada)		174,443	21,508,822
CSX Corp.		358,320	9,223,157
Hertz Global Holdings, Inc.	*	884,850	19,608,276
J.B. Hunt Transport Services, Inc.		206,500	15,060,045
Union Pacific Corp.		145,662	22,627,135

			88,027,435

Semiconductors & Semiconductor Equipment—1.0%
Altera Corp.		253,470	9,418,945
Cree, Inc.	*	91,382	5,500,283
Texas Instruments, Inc.		146,063	5,881,957

			20,801,185

Software—3.7%
Citrix Systems, Inc.	*	425,660	30,055,853
Informatica Corp.	*	107,487	4,188,768
Microsoft Corp.		390,956	13,022,744
Oracle Corp.		181,250	6,012,063
Salesforce.com, Inc.	*	272,280	14,134,055
ServiceNow, Inc.	*	54,800	2,846,860
Splunk, Inc.	*	46,800	2,809,872
VMware, Inc., Class A	*	52,570	4,252,913
Workday, Inc., Class A	*	34,800	2,816,364

			80,139,492

Specialty Retail—3.1%
Bed Bath & Beyond, Inc.	*	78,638	6,083,436
Home Depot, Inc. (The)		301,067	22,835,932
Lowe’s Cos., Inc.		218,520	10,403,737
Ross Stores, Inc.		71,548	5,208,694
Tiffany & Co.		62,400	4,781,088
Tractor Supply Co.		268,800	18,055,296

			67,368,183

Textiles, Apparel & Luxury Goods—2.1%
Michael Kors Holdings Ltd. (Hong Kong)	*	396,340	29,535,257
NIKE, Inc., Class B		226,904	16,482,306

			46,017,563

Thrifts & Mortgage Finance—0.1%
Ocwen Financial Corp.	*	47,700	2,660,229

Tobacco—0.6%
Philip Morris International, Inc.		154,459	13,374,605

Trading Companies & Distributors—0.9%
Fastenal Co.		375,967	18,892,342

Wireless Telecommunication Services—0.6%
Crown Castle International Corp.	*	87,100	6,360,913

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Growth Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vodafone Group plc ADR (United Kingdom)		210,200	$7,394,836

			13,755,749

TOTAL COMMON STOCKS (Cost $1,607,799,776)			2,106,701,218

MONEY MARKET FUNDS—3.6%
Institutional Money Market Funds—3.6%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	2,000,000	2,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥55,369,918	55,369,918
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	4,215,777	4,215,777
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	4,000,000	4,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%	††¥	3,000,000	3,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	4,000,000	4,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	4,000,000	4,000,000

TOTAL MONEY MARKET FUNDS (Cost $76,585,695)			76,585,695

TOTAL INVESTMENTS—101.4% (Cost $1,684,385,471)			2,183,286,913
Other assets less liabilities—(1.4%)			(30,433,324)

NET ASSETS—100.0%			$2,152,853,589

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—96.7%
Aerospace & Defense—3.3%
Huntington Ingalls Industries, Inc.		64,300	$4,333,820
L-3 Communications Holdings, Inc.		22,952	2,168,964
Northrop Grumman Corp.		15,100	1,438,426
Rockwell Collins, Inc.		31,704	2,151,433
TransDigm Group, Inc.		33,174	4,601,234

			14,693,877

Airlines—0.4%
Delta Air Lines, Inc.		79,200	1,868,328

Auto Components—1.6%
Dana Holding Corp.		69,500	1,587,380
Delphi Automotive plc (United Kingdom)		53,800	3,142,996
Lear Corp.		9,100	651,287
Magna International, Inc. (Canada)		22,500	1,857,600

			7,239,263

Biotechnology—0.2%
Myriad Genetics, Inc.	*†	36,825	865,388

Capital Markets—1.0%
Evercore Partners, Inc., Class A		11,350	558,760
Invesco Ltd.		76,300	2,433,970
Northern Trust Corp.		22,787	1,239,385

			4,232,115

Chemicals—0.7%
Eastman Chemical Co.		23,025	1,793,648
Huntsman Corp.		59,000	1,215,990

			3,009,638

Commercial Banks—4.0%
CIT Group, Inc.	*	15,125	737,646
City National Corp./California		41,111	2,740,459
Fifth Third Bancorp		57,950	1,045,418
Huntington Bancshares, Inc./Ohio		210,300	1,737,078
M&T Bank Corp.		50,692	5,673,449
Regions Financial Corp.		328,925	3,045,845
TCF Financial Corp.		95,502	1,363,769
Zions Bancorporation		44,050	1,207,851

			17,551,515

Commercial Services & Supplies—1.6%
Republic Services, Inc.		90,004	3,002,533
Steelcase, Inc., Class A		244,300	4,060,266

			7,062,799

Communications Equipment—0.5%
Comtech Telecommunications Corp.		18,249	443,816
Finisar Corp.	*	68,450	1,549,023

			1,992,839

Computers & Peripherals—0.3%
Lexmark International, Inc., Class A	†	44,748	1,476,684

Construction & Engineering—2.3%
AECOM Technology Corp.	*	21,700	678,559
EMCOR Group, Inc.		42,375	1,658,134
Jacobs Engineering Group, Inc.	*	51,628	3,003,717
URS Corp.		84,900	4,563,375

			9,903,785

Consumer Finance—0.3%
Discover Financial Services		22,175	1,120,725

Containers & Packaging—2.9%
Bemis Co., Inc.		107,700	4,201,377
Graphic Packaging Holding Co.	*	270,450	2,315,052
Owens-Illinois, Inc.	*	48,625	1,459,722

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Sonoco Products Co.		121,117	$4,716,296

			12,692,447

Diversified Consumer Services—0.6%
H&R Block, Inc.		95,653	2,550,109

Diversified Financial Services—1.5%
ING US, Inc.		38,525	1,125,315
NYSE Euronext		85,534	3,590,718
PHH Corp.	*	74,400	1,766,256

			6,482,289

Electric Utilities—2.6%
Cleco Corp.		51,100	2,291,324
Edison International		43,923	2,023,093
Great Plains Energy, Inc.		121,100	2,688,420
Pinnacle West Capital Corp.		79,300	4,340,882

			11,343,719

Electrical Equipment—0.9%
Generac Holdings, Inc.		40,850	1,741,844
Hubbell, Inc., Class B		20,475	2,144,552

			3,886,396

Electronic Equipment, Instruments & Components—3.6%
Arrow Electronics, Inc.	*	73,645	3,573,992
Avnet, Inc.		142,012	5,923,320
FLIR Systems, Inc.		110,467	3,468,664
Ingram Micro, Inc., Class A	*	124,998	2,881,204

			15,847,180

Energy Equipment & Services—2.1%
Ensco plc, Class A (United Kingdom)		43,784	2,353,390
McDermott International, Inc.	*	185,764	1,380,227
Patterson-UTI Energy, Inc.		115,751	2,474,756
SEACOR Holdings, Inc.		32,497	2,939,029

			9,147,402

Food & Staples Retailing—1.8%
Kroger Co. (The)		127,691	5,151,055
Rite Aid Corp.	*	279,975	1,332,681
SUPERVALU, Inc.	*†	118,900	978,547
Sysco Corp.		8,917	283,828

			7,746,111

Food Products—0.6%
Hillshire Brands Co.		42,770	1,314,750
Tyson Foods, Inc., Class A		50,350	1,423,898

			2,738,648

Gas Utilities—0.9%
Atmos Energy Corp.		60,775	2,588,407
UGI Corp.		33,500	1,310,855

			3,899,262

Health Care Equipment & Supplies—1.7%
Becton Dickinson and Co.		13,870	1,387,277
Boston Scientific Corp.	*	111,250	1,306,075
CareFusion Corp.	*	78,200	2,885,580
St. Jude Medical, Inc.		39,000	2,091,960

			7,670,892

Health Care Providers & Services—3.1%
Aetna, Inc.		37,500	2,400,750
Cardinal Health, Inc.		33,900	1,767,885
Cigna Corp.		53,516	4,113,240
HCA Holdings, Inc.		69,700	2,979,675
Omnicare, Inc.		45,900	2,547,450

			13,809,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hotels, Restaurants & Leisure—2.5%
Darden Restaurants, Inc.		90,500	$4,189,245
International Game Technology		19,675	372,448
MGM Resorts International	*	100,550	2,055,242
Wyndham Worldwide Corp.		73,900	4,505,683

			11,122,618

Household Durables—1.6%
Mohawk Industries, Inc.	*	19,280	2,511,220
Ryland Group, Inc. (The)		51,875	2,103,012
Whirlpool Corp.		16,295	2,386,240

			7,000,472

Independent Power Producers & Energy Traders—0.8%
AES Corp. (The)		186,725	2,481,575
NRG Energy, Inc.		43,150	1,179,290

			3,660,865

Industrial Conglomerates—1.0%
Carlisle Cos., Inc.		63,800	4,484,502

Insurance—11.1%
Alleghany Corp.	*	8,725	3,574,196
Allied World Assurance Co. Holdings AG (Switzerland)		17,008	1,690,425
Allstate Corp. (The)		196,569	9,936,563
Aon plc (United Kingdom)		34,199	2,545,774
Arch Capital Group Ltd. (Bermuda)	*	53,236	2,881,665
Endurance Specialty Holdings Ltd. (Bermuda)		59,700	3,207,084
Everest Re Group Ltd. (Bermuda)		15,455	2,247,312
HCC Insurance Holdings, Inc.		102,450	4,489,359
Lincoln National Corp.		181,912	7,638,485
Loews Corp.		52,179	2,438,846
Progressive Corp. (The)		103,862	2,828,162
Torchmark Corp.		33,300	2,409,255
Unum Group		23,150	704,686
Validus Holdings Ltd. (Bermuda)		61,909	2,289,395

			48,881,207

Internet & Catalog Retail—0.4%
Liberty Interactive Corp., Series A	*	69,692	1,635,671

Internet Software & Services—0.4%
Web.com Group, Inc.	*	60,975	1,971,932

IT Services—3.0%
Broadridge Financial Solutions, Inc.		49,189	1,561,751
Computer Sciences Corp.		112,667	5,829,390
Convergys Corp.		145,700	2,731,875
Western Union Co. (The)		166,279	3,102,766

			13,225,782

Leisure Equipment & Products—1.9%
Brunswick Corp.		146,219	5,835,600
Mattel, Inc.		60,270	2,522,902

			8,358,502

Life Sciences Tools & Services—0.1%
ICON plc (Ireland)	*	9,075	371,440

Machinery—2.5%
AGCO Corp.		31,200	1,885,104
Dover Corp.		56,550	5,079,886
Joy Global, Inc.	†	39,100	1,995,664
Terex Corp.	*	24,200	813,120
Trinity Industries, Inc.		27,650	1,253,928

			11,027,702

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Media—0.9%
Gannett Co., Inc.		48,975	$1,312,040
Omnicom Group, Inc.		39,134	2,482,661

			3,794,701

Metals & Mining—1.1%
Barrick Gold Corp. (Canada)		57,325	1,067,391
Gerdau SA ADR (Brazil)		273,475	2,040,124
Kinross Gold Corp. (Canada)		348,245	1,758,637

			4,866,152

Multiline Retail—1.5%
Dillard’s, Inc., Class A		11,575	906,322
Nordstrom, Inc.		103,214	5,800,627

			6,706,949

Multi-Utilities—2.2%
Ameren Corp.		52,250	1,820,390
CMS Energy Corp.		87,925	2,314,186
NiSource, Inc.		24,400	753,716
PG&E Corp.		105,000	4,296,600
SCANA Corp.		8,256	380,106

			9,564,998

Office Electronics—0.5%
Xerox Corp.		195,450	2,011,181

Oil, Gas & Consumable Fuels—7.2%
Chesapeake Energy Corp.		96,125	2,487,715
Cimarex Energy Co.		60,853	5,866,229
Energen Corp.		21,500	1,642,385
Hess Corp.		53,127	4,108,842
Murphy Oil Corp.		59,012	3,559,604
Newfield Exploration Co.	*	42,575	1,165,278
Peabody Energy Corp.		115,975	2,000,569
QEP Resources, Inc.		96,400	2,669,316
SM Energy Co.		30,548	2,358,000
Southwestern Energy Co.	*	51,849	1,886,267
Tesoro Corp.		32,300	1,420,554
Whiting Petroleum Corp.	*	38,650	2,313,202

			31,477,961

Pharmaceuticals—0.2%
Jazz Pharmaceuticals plc (Ireland)	*	11,550	1,062,254

Professional Services—2.4%
Dun & Bradstreet Corp. (The)		8,187	850,220
Manpowergroup, Inc.		64,463	4,689,038
Towers Watson & Co., Class A		46,380	4,960,805

			10,500,063

Real Estate Investment Trusts (REITs)—6.3%
Annaly Capital Management, Inc. REIT		84,708	980,919
BioMed Realty Trust, Inc. REIT		128,650	2,391,603
Brandywine Realty Trust REIT		204,175	2,691,026
Capstead Mortgage Corp. REIT		116,900	1,375,913
CBL & Associates Properties, Inc. REIT		264,375	5,049,563
Duke Realty Corp. REIT		362,832	5,602,126
EPR Properties REIT		24,400	1,189,256
Hatteras Financial Corp. REIT		100,725	1,884,565
Kilroy Realty Corp. REIT		56,500	2,822,175
Liberty Property Trust REIT		73,000	2,598,800
MFA Financial, Inc. REIT		146,000	1,087,700

			27,673,646

Real Estate Management & Development—0.5%
CBRE Group, Inc., Class A	*	97,125	2,246,501

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Select Value Fund
		Shares	Value
COMMON STOCKS—(Continued)
Road & Rail—1.7%
Ryder System, Inc.		23,778	$1,419,547
Swift Transportation Co.	*	78,600	1,586,934
Werner Enterprises, Inc.		185,500	4,327,715

			7,334,196

Semiconductors & Semiconductor Equipment—4.3%
Analog Devices, Inc.		71,498	3,363,981
KLA-Tencor Corp.		41,281	2,511,949
Lam Research Corp.	*	107,992	5,528,110
Marvell Technology Group Ltd. (Bermuda)		112,500	1,293,750
Micron Technology, Inc.	*	130,350	2,277,215
NXP Semiconductor NV (Netherlands)	*	52,425	1,950,734
Skyworks Solutions, Inc.	*	84,075	2,088,423

			19,014,162

Software—1.2%
Autodesk, Inc.	*	33,025	1,359,639
Open Text Corp. (Canada)		33,685	2,514,585
Synopsys, Inc.	*	36,162	1,363,308

			5,237,532

Specialty Retail—1.3%
Aaron’s, Inc.		38,251	1,059,553
Bed Bath & Beyond, Inc.	*	36,657	2,835,786
Best Buy Co., Inc.		51,675	1,937,812

			5,833,151

Textiles, Apparel & Luxury Goods—0.6%
Coach, Inc.		45,244	2,467,155

Thrifts & Mortgage Finance—0.5%
Nationstar Mortgage Holdings, Inc.	*†	35,375	1,989,136

Tobacco—0.5%
Lorillard, Inc.		45,000	2,015,100

TOTAL COMMON STOCKS (Cost $336,762,316)			424,365,942

MONEY MARKET FUNDS—5.3%
Institutional Money Market Funds—5.3%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	1,000,000	1,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥17,322,145	17,322,145
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	1,114,821	1,114,820
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	1,000,000	1,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	1,000,000	1,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	1,000,000	1,000,000

TOTAL MONEY MARKET FUNDS (Cost $23,436,965)			23,436,965

Vantagepoint Select Value Fund
TOTAL INVESTMENTS—102.0% (Cost $360,199,281)	447,802,907
Other assets less liabilities—(2.0%)	(8,882,279)

NET ASSETS—100.0%	$438,920,628

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—96.1%
Aerospace & Defense—2.1%
B/E Aerospace, Inc.	*	66,477	$4,907,332
DigitalGlobe, Inc.	*	142,066	4,492,127
Hexcel Corp.	*	18,500	717,800
Huntington Ingalls Industries, Inc.		10,600	714,440
L-3 Communications Holdings, Inc.		41,200	3,893,400
Rockwell Collins, Inc.		59,646	4,047,578
Spirit Aerosystems Holdings, Inc., Class A	*	29,331	710,983
TransDigm Group, Inc.		26,044	3,612,303
Triumph Group, Inc.		10,133	711,539

			23,807,502

Air Freight & Logistics—1.2%
C.H. Robinson Worldwide, Inc.		11,522	686,250
Expeditors International of Washington, Inc.		16,059	707,560
FedEx Corp.		111,600	12,734,676

			14,128,486

Airlines—1.3%
Alaska Air Group, Inc.		11,100	695,082
Allegiant Travel Co.		34,992	3,686,757
Copa Holdings SA, Class A (Panama)		38,504	5,339,350
Delta Air Lines, Inc.		29,692	700,434
Ryanair Holdings plc ADR (Ireland)		57,900	2,879,946
Southwest Airlines Co.		48,960	712,858
United Continental Holdings, Inc.	*	22,907	703,474

			14,717,901

Auto Components—1.2%
Allison Transmission Holdings, Inc.		28,442	712,472
BorgWarner, Inc.		96,966	9,831,383
Delphi Automotive plc (United Kingdom)		12,166	710,738
Gentex Corp.		28,344	725,323
Goodyear Tire & Rubber Co. (The)	*	31,513	707,467
Lear Corp.		10,000	715,700
Visteon Corp.	*	9,555	722,740

			14,125,823

Automobiles—0.2%
Harley-Davidson, Inc.		11,039	709,145
Tesla Motors, Inc.	*	3,801	735,190
Thor Industries, Inc.		12,618	732,349

			2,176,684

Beverages—0.9%
Brown-Forman Corp., Class B		9,512	648,052
Coca-Cola Enterprises, Inc.		17,966	722,413
Constellation Brands, Inc., Class A	*	103,100	5,917,940
Dr. Pepper Snapple Group, Inc.		15,730	705,019
Monster Beverage Corp.	*	56,080	2,930,180

			10,923,604

Biotechnology—2.6%
Achillion Pharmaceuticals, Inc.	*	90,875	274,442
Aegerion Pharmaceuticals, Inc.	*	23,700	2,031,327
Alexion Pharmaceuticals, Inc.	*	6,191	719,147
Alkermes plc (Ireland)	*	71,900	2,417,278
Alnylam Pharmaceuticals, Inc.	*	41,500	2,656,415
Ariad Pharmaceuticals, Inc.	*	37,282	685,989
BioMarin Pharmaceutical, Inc.	*	40,568	2,929,821
Cepheid, Inc.	*	92,917	3,627,480
Cubist Pharmaceuticals, Inc.	*	60,762	3,861,425
Incyte Corp. Ltd.	*	18,820	717,983
Isis Pharmaceuticals, Inc.	*	19,300	724,522

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Medivation, Inc.	*	12,514	$750,089
Myriad Genetics, Inc.	*†	26,155	614,642
Onyx Pharmaceuticals, Inc.	*	7,565	943,129
Pharmacyclics, Inc.	*	5,400	747,468
Puma Biotechnology, Inc.	*	19,500	1,046,370
Seattle Genetics, Inc.	*	16,100	705,663
Theravance, Inc.	*	66,700	2,727,363
United Therapeutics Corp.	*	9,006	710,123
Vanda Pharmaceuticals, Inc.	*	74,200	813,974
Vertex Pharmaceuticals, Inc.	*	9,309	705,808

			30,410,458

Building Products—0.9%
A.O. Smith Corp.		15,700	709,640
Armstrong World Industries, Inc.	*	12,959	712,227
Fortune Brands Home & Security, Inc.		182,442	7,595,060
Lennox International, Inc.		9,772	735,441
Masco Corp.		33,358	709,858

			10,462,226

Capital Markets—2.1%
Affiliated Managers Group, Inc.	*	27,009	4,932,924
Ameriprise Financial, Inc.		7,800	710,424
Artisan Partners Asset Management, Inc.		13,200	691,152
Bank of New York Mellon Corp. (The)		320,000	9,660,800
Carlyle Group LP (The)		114,000	2,932,080
Eaton Vance Corp.		17,510	679,913
Federated Investors, Inc., Class B	†	25,906	703,607
Lazard Ltd., Class A (Bermuda)		19,960	718,959
LPL Financial Holdings, Inc.		18,533	709,999
SEI Investments Co.		23,011	711,270
T. Rowe Price Group, Inc.		9,666	695,275
Waddell & Reed Financial, Inc., Class A		13,603	700,283

			23,846,686

Chemicals—2.0%
Airgas, Inc.		29,403	3,118,188
Albemarle Corp.		11,301	711,285
Celanese Corp., Series A		13,521	713,774
Eastman Chemical Co.		9,114	709,981
Ecolab, Inc.		61,700	6,093,492
FMC Corp.		9,977	715,550
International Flavors & Fragrances, Inc.		8,741	719,384
NewMarket Corp.		2,449	705,092
Rockwood Holdings, Inc.		10,267	686,862
RPM International, Inc.		19,754	715,095
Scotts Miracle-Gro Co. (The), Class A		12,928	711,428
Sherwin-Williams Co. (The)		3,734	680,260
Sigma-Aldrich Corp.		7,967	679,585
Valspar Corp. (The)		11,206	710,797
W.R. Grace & Co.	*	50,890	4,447,786
Westlake Chemical Corp.		6,890	721,107

			22,839,666

Commercial Banks—0.3%
Signature Bank/New York	*	7,901	723,100
Texas Capital Bancshares, Inc.	*	69,500	3,194,915

			3,918,015

Commercial Services & Supplies—2.0%
Cintas Corp.		14,323	733,338
Clean Harbors, Inc.	*	163,658	9,600,178
Copart, Inc.	*	152,522	4,848,674
Iron Mountain, Inc.		24,310	656,856
KAR Auction Services, Inc.		25,600	722,176

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pitney Bowes, Inc.	†	39,560	$719,597
R.R. Donnelley & Sons Co.	†	47,100	744,180
Rollins, Inc.		25,255	669,510
Stericycle, Inc.	*	35,406	4,085,852
Waste Connections, Inc.		15,928	723,291

			23,503,652

Communications Equipment—0.7%
F5 Networks, Inc.	*	39,275	3,368,224
Harris Corp.		12,622	748,485
JDS Uniphase Corp.	*	48,600	714,906
Juniper Networks, Inc.	*	34,100	677,226
Motorola Solutions, Inc.		11,900	706,622
Palo Alto Networks, Inc.	*	15,560	712,959
Riverbed Technology, Inc.	*	47,948	699,561

			7,627,983

Computers & Peripherals—0.6%
3D Systems Corp.	*†	12,800	691,072
NCR Corp.	*	18,260	723,278
NetApp, Inc.		16,564	705,958
SanDisk Corp.		11,900	708,169
Stratasys Ltd.	*	45,765	4,634,164

			7,462,641

Construction & Engineering—1.4%
ACS Actividades de Construccion y Servicios SA (Spain)		219,611	6,993,224
AECOM Technology Corp.	*	22,600	706,702
Chicago Bridge & Iron Co. NV (Netherlands)		11,022	746,961
Fluor Corp.		9,937	705,130
Quanta Services, Inc.	*	144,900	3,986,199
URS Corp.		59,400	3,192,750

			16,330,966

Construction Materials—0.6%
Cemex SAB de CV ADR (Mexico)	*	420,875	4,705,382
Eagle Materials, Inc.		9,900	718,245
Headwaters, Inc.	*	139,804	1,256,838
Martin Marietta Materials, Inc.		7,140	700,934

			7,381,399

Containers & Packaging—0.7%
AptarGroup, Inc.		12,032	723,484
Avery Dennison Corp.		15,400	670,208
Ball Corp.		15,849	711,303
Bemis Co., Inc.		17,900	698,279
Crown Holdings, Inc.	*	15,953	674,493
Greif, Inc., Class A		14,300	701,129
Owens-Illinois, Inc.	*	23,688	711,114
Packaging Corp. of America		12,051	687,992
Rock-Tenn Co., Class A		6,591	667,470
Sealed Air Corp.		25,800	701,502
Silgan Holdings, Inc.		14,738	692,686

			7,639,660

Distributors—0.9%
Genuine Parts Co.		8,422	681,256
LKQ Corp.	*	187,369	5,969,576
Pool Corp.		64,700	3,631,611

			10,282,443

Diversified Consumer Services—0.2%
H&R Block, Inc.		26,850	715,821
Service Corp. International		37,900	705,698

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Weight Watchers International, Inc.	†	18,663	$697,436

			2,118,955

Diversified Financial Services—1.6%
CBOE Holdings, Inc.		15,591	705,181
IntercontinentalExchange, Inc.	*†	58,460	10,605,813
Leucadia National Corp.		25,113	684,078
McGraw Hill Financial, Inc.		71,022	4,658,333
Moody’s Corp.		10,034	705,691
MSCI, Inc.	*	17,832	717,917

			18,077,013

Diversified Telecommunication Services—1.6%
Intelsat SA (Luxembourg)	*	30,100	722,400
Level 3 Communications, Inc.	*	428,001	11,423,347
tw telecom inc.	*	197,233	5,890,363
Windstream Holdings, Inc.	†	85,193	681,544

			18,717,654

Electric Utilities—0.1%
ITC Holdings Corp.		7,477	701,791

Electrical Equipment—0.8%
AMETEK, Inc.		88,090	4,053,902
Babcock & Wilcox Co. (The)		21,967	740,727
Hubbell, Inc., Class B		6,607	692,017
Rockwell Automation, Inc.		26,983	2,885,562
Roper Industries, Inc.		5,280	701,554
SolarCity Corp.	*†	20,600	712,760

			9,786,522

Electronic Equipment, Instruments & Components—1.1%
Amphenol Corp., Class A		9,128	706,325
Dolby Laboratories, Inc., Class A	†	19,414	669,977
FEI Co.		44,724	3,926,767
FLIR Systems, Inc.		23,482	737,335
IPG Photonics Corp.	†	48,920	2,754,685
National Instruments Corp.		23,455	725,463
Trimble Navigation Ltd.	*	100,416	2,983,359

			12,503,911

Energy Equipment & Services—1.1%
Atwood Oceanics, Inc.	*	12,636	695,485
Cameron International Corp.	*	84,432	4,928,296
Dresser-Rand Group, Inc.	*	11,005	686,712
Dril-Quip, Inc.	*	6,200	711,450
Ensco plc, Class A (United Kingdom)		61,100	3,284,125
FMC Technologies, Inc.	*	12,808	709,819
Oceaneering International, Inc.		9,099	739,203
RPC, Inc.	†	46,348	717,004
Seadrill Ltd. (Bermuda)	†	15,700	707,756

			13,179,850

Food & Staples Retailing—0.6%
Fresh Market, Inc. (The)	*	14,860	703,026
Kroger Co. (The)		17,380	701,109
Rite Aid Corp.	*	773,000	3,679,480
Safeway, Inc.		21,936	701,733
Whole Foods Market, Inc.		12,166	711,711

			6,497,059

Food Products—2.7%
Annie’s, Inc.	*†	64,275	3,155,903
Boulder Brands, Inc.	*†	90,549	1,452,406
Campbell Soup Co.		17,206	700,456
ConAgra Foods, Inc.		22,400	679,616
Flowers Foods, Inc.		31,514	675,660

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Green Mountain Coffee Roasters, Inc.	*†	28,434	$2,141,933
Hershey Co. (The)		46,137	4,267,672
Hillshire Brands Co.		22,989	706,682
Hormel Foods Corp.		16,977	715,071
Ingredion, Inc.		10,447	691,278
J.M. Smucker Co. (The)		6,400	672,256
McCormick & Co., Inc. (Non-Voting Shares)		10,752	695,654
Mead Johnson Nutrition Co.		9,414	699,084
Mondelez International, Inc., Class A		298,300	9,372,586
Pinnacle Foods, Inc.		27,200	719,984
WhiteWave Foods Co., Class A	*	197,877	3,951,604

			31,297,845

Gas Utilities—0.1%
ONEOK, Inc.		13,351	711,876
Questar Corp.		31,519	708,862

			1,420,738

Health Care Equipment & Supplies—1.6%
Boston Scientific Corp.	*	354,500	4,161,830
C.R. Bard, Inc.		5,901	679,795
Cooper Cos., Inc. (The)		35,561	4,611,906
DENTSPLY International, Inc.		16,130	700,203
Edwards Lifesciences Corp.	*	10,382	722,899
Hologic, Inc.	*	34,000	702,100
IDEXX Laboratories, Inc.	*	7,384	735,816
ResMed, Inc.	†	13,445	710,165
Sirona Dental Systems, Inc.	*	10,468	700,623
St. Jude Medical, Inc.		13,515	724,945
Varian Medical Systems, Inc.	*	9,540	712,924
Wright Medical Group, Inc.	*	107,529	2,804,356
Zimmer Holdings, Inc.		8,592	705,747

			18,673,309

Health Care Providers & Services—3.1%
AmerisourceBergen Corp.		11,862	724,768
Brookdale Senior Living, Inc.	*	26,600	699,580
Catamaran Corp.	*	104,686	4,810,322
Cigna Corp.		9,100	699,426
Community Health Systems, Inc.		17,600	730,400
DaVita HealthCare Partners, Inc.	*	214,124	12,183,656
Envision Healthcare Holdings, Inc.	*	201,818	5,253,322
HCA Holdings, Inc.		16,772	717,003
Health Management Associates, Inc., Class A	*	56,200	719,360
Henry Schein, Inc.	*	6,883	713,767
Laboratory Corp. of America Holdings	*	7,172	711,032
MEDNAX, Inc.	*	7,000	702,800
Patterson Cos., Inc.		17,425	700,485
Premier, Inc., Class A	*	57,300	1,816,410
Quest Diagnostics, Inc.		11,402	704,530
Team Health Holdings, Inc.	*	57,660	2,187,620
Tenet Healthcare Corp.	*	17,540	722,473
Universal Health Services, Inc., Class B		9,822	736,552

			35,533,506

Health Care Technology—0.1%
Cerner Corp.	*	13,386	703,434

Hotels, Restaurants & Leisure—2.0%
Apollo Global Management LLC, Class A		140,000	3,956,400
Bally Technologies, Inc.	*†	9,939	716,204
Brinker International, Inc.		16,860	683,336

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Burger King Worldwide, Inc.		36,000	$702,720
Chipotle Mexican Grill, Inc.	*	1,738	745,081
Choice Hotels International, Inc.		16,096	695,186
Darden Restaurants, Inc.		14,957	692,360
Domino’s Pizza, Inc.		10,500	713,475
Dunkin’ Brands Group, Inc.		15,313	693,066
International Game Technology		36,794	696,511
Marriott International, Inc., Class A		16,271	684,358
Norwegian Cruise Line Holdings Ltd.	*	21,700	669,445
Panera Bread Co., Class A	*	18,062	2,863,369
SeaWorld Entertainment, Inc.		23,400	693,342
Six Flags Entertainment Corp.		20,400	689,316
Starwood Hotels & Resorts Worldwide, Inc.		10,338	686,960
Wyndham Worldwide Corp.		86,675	5,284,575
Wynn Resorts Ltd.		4,442	701,880

			22,567,584

Household Durables—0.5%
Jarden Corp.	*	15,034	727,646
Newell Rubbermaid, Inc.		25,000	687,500
NVR, Inc.	*	733	673,766
PulteGroup, Inc.		42,000	693,000
Taylor Morrison Home Corp., Class A	*	31,300	708,945
Tempur Sealy International, Inc.	*	16,093	707,448
Tupperware Brands Corp.		8,357	721,794
Whirlpool Corp.		4,800	702,912

			5,623,011

Household Products—0.4%
Church & Dwight Co., Inc.		74,698	4,485,615
Clorox Co. (The)		8,640	706,061

			5,191,676

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	*	35,700	693,651

Industrial Conglomerates—0.8%
Carlisle Cos., Inc.		10,550	741,559
Koninklijke Philips NV NYRS (Netherlands)		256,200	8,262,450

			9,004,009

Insurance—5.3%
Allied World Assurance Co. Holdings AG (Switzerland)		7,132	708,849
American Financial Group, Inc.		13,400	724,404
Aon plc (United Kingdom)		118,269	8,803,944
Arch Capital Group Ltd. (Bermuda)	*	12,946	700,767
Arthur J. Gallagher & Co.		16,154	705,122
Assured Guaranty Ltd. (Bermuda)		194,400	3,645,000
Axis Capital Holdings Ltd. (Bermuda)		46,500	2,013,915
Brown & Brown, Inc.		93,530	3,002,313
Endurance Specialty Holdings Ltd. (Bermuda)		12,755	685,199
Erie Indemnity Co., Class A		9,644	698,901
Fairfax Financial Holdings Ltd. (Canada)		19,400	7,906,435
Hanover Insurance Group, Inc. (The)		12,905	713,905
Loews Corp.		258,800	12,096,312
Progressive Corp. (The)		25,000	680,750
RenaissanceRe Holdings Ltd. (Bermuda)		109,500	9,913,035
Travelers Cos., Inc. (The)		87,000	7,374,990
Validus Holdings Ltd. (Bermuda)		18,366	679,175

			61,053,016

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Internet & Catalog Retail—0.6%
Expedia, Inc.		13,553	$701,910
Groupon, Inc.	*	58,885	660,101
HomeAway, Inc.	*	107,618	3,013,304
Liberty Interactive Corp., Series A	*	28,453	667,792
Liberty Ventures, Series A	*	7,833	690,635
Netflix, Inc.	*	2,273	702,834
TripAdvisor, Inc.	*	9,471	718,281

			7,154,857

Internet Software & Services—1.8%
Akamai Technologies, Inc.	*	13,528	699,398
Angie’s List, Inc.	*†	86,560	1,947,600
Cornerstone OnDemand, Inc.	*	68,200	3,508,208
CoStar Group, Inc.	*	22,554	3,786,817
Equinix, Inc.	*	3,879	712,378
IAC/InterActiveCorp		13,062	714,099
LinkedIn Corp., Class A	*	2,833	697,088
MercadoLibre, Inc. (Argentina)	†	28,268	3,813,636
Pandora Media, Inc.	*†	28,073	705,474
Rackspace Hosting, Inc.	*	13,433	708,725
Shutterstock, Inc.	*	11,157	811,337
VeriSign, Inc.	*	13,731	698,771
Zillow, Inc., Class A	*†	28,707	2,422,010

			21,225,541

IT Services—5.8%
Alliance Data Systems Corp.	*	78,211	16,539,280
Amdocs Ltd.		162,700	5,961,328
Booz Allen Hamilton Holding Corp.		36,300	701,316
Broadridge Financial Solutions, Inc.		22,631	718,534
DST Systems, Inc.		9,239	696,713
Fidelity National Information Services, Inc.		15,300	710,532
Fiserv, Inc.	*	7,035	710,887
FleetCor Technologies, Inc.	*	40,156	4,423,585
Gartner, Inc.	*	91,256	5,475,360
Genpact Ltd. (Bermuda)	*	37,079	700,052
Global Payments, Inc.		85,118	4,347,827
Jack Henry & Associates, Inc.		13,680	706,025
Lender Processing Services, Inc.		21,455	713,808
NeuStar, Inc., Class A	*	132,240	6,543,235
Paychex, Inc.		17,512	711,688
Teradata Corp.	*	72,232	4,004,542
Total System Services, Inc.		24,158	710,728
Vantiv, Inc., Class A	*	411,556	11,498,875
Western Union Co. (The)		38,203	712,868

			66,587,183

Leisure Equipment & Products—0.3%
Hasbro, Inc.	†	14,557	686,217
LeapFrog Enterprises, Inc.	*†	130,189	1,226,380
Mattel, Inc.		16,920	708,271
Polaris Industries, Inc.		5,514	712,299

			3,333,167

Life Sciences Tools & Services—1.1%
Agilent Technologies, Inc.		13,661	700,126
Bruker Corp.	*	174,387	3,601,092
Charles River Laboratories International, Inc.	*	15,299	707,732
Covance, Inc.	*	8,521	736,726
Illumina, Inc.	*†	47,403	3,831,584
Life Technologies Corp.	*	9,545	714,252
Mettler-Toledo International, Inc.	*	2,913	699,382

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Quintiles Transnational Holdings, Inc.	*	15,400	$691,152
Techne Corp.		8,872	710,292
Waters Corp.	*	6,517	692,171

			13,084,509

Machinery—4.2%
Chart Industries, Inc.	*	30,665	3,773,022
Colfax Corp.	*	64,927	3,667,726
Crane Co.		11,400	703,038
Donaldson Co., Inc.		18,669	711,849
Dover Corp.		7,900	709,657
Flowserve Corp.		11,338	707,378
Graco, Inc.		68,087	5,042,523
Harsco Corp.		28,400	707,160
IDEX Corp.		10,959	715,075
Ingersoll-Rand plc (Ireland)		11,058	718,106
ITT Corp.		19,600	704,620
Lincoln Electric Holdings, Inc.		10,592	705,639
Manitowoc Co., Inc. (The)		37,178	727,945
Navistar International Corp.	*†	20,200	736,896
Nordson Corp.		68,718	5,059,706
PACCAR, Inc.		12,351	687,457
Pall Corp.		46,913	3,614,178
Proto Labs, Inc.	*	25,300	1,932,667
Snap-on, Inc.		7,318	728,141
Stanley Black & Decker, Inc.		7,900	715,503
Toro Co. (The)		13,414	729,051
Valmont Industries, Inc.		4,910	682,048
WABCO Holdings, Inc.	*	85,895	7,237,513
Wabtec Corp.		89,506	5,627,242
Xylem, Inc.		24,281	678,168

			48,022,308

Marine—0.1%
Kirby Corp.	*	8,231	712,393

Media—2.9%
AMC Networks, Inc., Class A	*	82,843	5,673,089
Cablevision Systems Corp., Class A		41,586	700,308
Charter Communications, Inc., Class A	*	5,315	716,249
Cinemark Holdings, Inc.		23,204	736,495
Clear Channel Outdoor Holdings, Inc., Class A	*	87,458	717,156
DIRECTV	*	148,570	8,877,057
Discovery Communications, Inc., Class A	*	8,495	717,148
Discovery Communications, Inc., Class C	*	79,900	6,241,788
DISH Network Corp., Class A		15,379	692,209
Interpublic Group of Cos., Inc. (The)		41,191	707,661
Lamar Advertising Co., Class A	*	15,295	719,324
Lions Gate Entertainment Corp.	*†	19,700	690,485
Madison Square Garden Co. (The), Class A	*	11,436	664,088
Morningstar, Inc.		8,588	680,685
National CineMedia, Inc.		126,600	2,387,676
Omnicom Group, Inc.		11,089	703,486
Regal Entertainment Group, Class A	†	36,516	693,074
Scripps Networks Interactive, Inc., Class A		9,145	714,316
Starz, Class A	*	25,213	709,242

			33,741,536

Metals & Mining—0.5%
Compass Minerals International, Inc.		9,312	710,226
Reliance Steel & Aluminum Co.		49,200	3,604,884
Royal Gold, Inc.		14,612	711,020

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tahoe Resources, Inc.	*†	42,008	$752,784

			5,778,914

Multiline Retail—0.4%
Big Lots, Inc.	*	19,071	707,343
Dillard’s, Inc., Class A		8,900	696,870
Dollar General Corp.	*	12,820	723,817
Dollar Tree, Inc.	*	12,753	728,962
Family Dollar Stores, Inc.		9,784	704,644
Macy’s, Inc.		16,407	709,931
Nordstrom, Inc.		12,487	701,769

			4,973,336

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	15,081	686,638

Oil, Gas & Consumable Fuels—5.8%
Bonanza Creek Energy, Inc.	*	31,400	1,515,364
Cabot Oil & Gas Corp.		18,422	687,509
Cheniere Energy, Inc.	*	21,496	733,873
Chesapeake Energy Corp.		492,200	12,738,136
Cobalt International Energy, Inc.	*	28,116	698,964
Concho Resources, Inc.	*	6,568	714,664
CONSOL Energy, Inc.		250,300	8,422,595
Continental Resources, Inc.	*†	6,613	709,310
CVR Energy, Inc.		18,300	704,916
Denbury Resources, Inc.	*	233,800	4,304,258
EQT Corp.		7,800	692,016
Goodrich Petroleum Corp.	*†	71,400	1,734,306
Gulfport Energy Corp.	*	75,722	4,871,954
Kosmos Energy Ltd. (Bermuda)	*	64,712	665,239
Laredo Petroleum Holdings, Inc.	*	23,644	701,754
Murphy Oil Corp.		129,400	7,805,408
Noble Energy, Inc.		10,880	729,069
Oasis Petroleum, Inc.	*	87,600	4,303,788
Pioneer Natural Resources Co.		3,777	713,098
QEP Resources, Inc.		25,300	700,557
Range Resources Corp.		9,137	693,407
SM Energy Co.		9,134	705,053
Southwestern Energy Co.	*	123,065	4,477,105
Whiting Petroleum Corp.	*	103,035	6,166,645
World Fuel Services Corp.		19,130	713,740

			66,902,728

Paper & Forest Products—0.1%
International Paper Co.		14,800	663,040

Personal Products—0.2%
Avon Products, Inc.		34,158	703,655
Herbalife Ltd. (Cayman Islands)	†	10,402	725,747
Nu Skin Enterprises, Inc., Class A		7,259	694,977

			2,124,379

Pharmaceuticals—1.1%
Actavis, Inc.	*	5,221	751,824
Endo Health Solutions, Inc.	*	15,479	703,366
Jazz Pharmaceuticals plc (Ireland)	*	7,900	726,563
Mylan, Inc.	*	18,619	710,687
Perrigo Co.		5,713	704,870
Salix Pharmaceuticals Ltd.	*	73,859	4,939,690
Santarus, Inc.	*	115,451	2,605,729
Warner Chilcott plc, Class A (Ireland)		30,592	699,027
Zoetis, Inc.		22,600	703,312

			12,545,068

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Professional Services—3.0%
Advisory Board Co. (The)	*	68,130	$4,052,372
Dun & Bradstreet Corp. (The)		6,838	710,126
Equifax, Inc.		91,557	5,479,687
IHS, Inc., Class A	*	31,980	3,651,477
Nielsen Holdings NV		217,507	7,928,130
Robert Half International, Inc.		18,212	710,814
Towers Watson & Co., Class A		38,000	4,064,480
Verisk Analytics, Inc., Class A	*	119,192	7,742,712

			34,339,798

Real Estate Investment Trusts (REITs)—1.1%
Apartment Investment & Management Co., Class A REIT		23,857	666,565
Boston Properties, Inc. REIT		6,623	707,999
CBL & Associates Properties, Inc. REIT		34,800	664,680
Corrections Corp. of America REIT		19,400	670,270
Digital Realty Trust, Inc. REIT	†	12,973	688,866
Equity Lifestyle Properties, Inc. REIT		20,360	695,701
Extra Space Storage, Inc. REIT		15,481	708,256
Federal Realty Investment Trust REIT		6,925	702,541
Omega Healthcare Investors, Inc. REIT		23,400	698,958
Plum Creek Timber Co., Inc. REIT		14,320	670,606
Rayonier, Inc. REIT		12,648	703,861
Regency Centers Corp. REIT		14,579	704,895
Senior Housing Properties Trust REIT		30,000	700,200
Spirit Realty Capital, Inc. REIT		76,000	697,680
Tanger Factory Outlet Centers, Inc. REIT		21,733	709,582
Taubman Centers, Inc. REIT		10,434	702,313
Ventas, Inc. REIT		11,300	694,950
Vornado Realty Trust REIT		8,400	706,104
Weyerhaeuser Co. REIT		24,404	698,686

			13,192,713

Real Estate Management & Development—1.0%
CBRE Group, Inc., Class A	*	185,991	4,301,972
Cheung Kong Holdings Ltd. ADR (Hong Kong)	†	353,000	5,382,085
Realogy Holdings Corp.	*	16,300	701,226
St. Joe Co. (The)	*†	35,870	703,769

			11,089,052

Road & Rail—2.0%
AMERCO		3,800	699,694
Avis Budget Group, Inc.	*	24,200	697,686
Con-way, Inc.		16,815	724,558
Genesee & Wyoming, Inc., Class A	*	7,700	715,869
Hertz Global Holdings, Inc.	*	445,341	9,868,757
J.B. Hunt Transport Services, Inc.		9,804	715,006
Kansas City Southern		77,223	8,445,107
Landstar System, Inc.		12,527	701,261
Old Dominion Freight Line, Inc.	*	15,800	726,642

			23,294,580

Semiconductors & Semiconductor Equipment—1.9%
Advanced Micro Devices, Inc.	*†	183,205	696,179
Altera Corp.		85,893	3,191,784
Analog Devices, Inc.		14,545	684,342
Applied Materials, Inc.		40,100	703,354
ASML Holding NV NYRS (Netherlands)		24,400	2,409,744
Atmel Corp.	*	95,509	710,587
Avago Technologies Ltd. (Singapore)		17,389	749,814
Cavium, Inc.	*	65,500	2,698,600
Cree, Inc.	*	11,600	698,204
Freescale Semiconductor Ltd.	*	43,162	718,647

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lam Research Corp.	*	13,774	$705,091
Linear Technology Corp.		17,938	711,421
LSI Corp.		92,542	723,678
Maxim Integrated Products, Inc.		116,079	3,459,154
Microchip Technology, Inc.	†	17,571	707,936
ON Semiconductor Corp.	*	97,200	709,560
Silicon Laboratories, Inc.	*	16,774	716,418
Skyworks Solutions, Inc.	*	28,497	707,865
Xilinx, Inc.		15,266	715,365

			22,417,743

Software—5.0%
ACI Worldwide, Inc.	*	66,097	3,573,204
ANSYS, Inc.	*	8,307	718,722
Aspen Technology, Inc.	*	123,199	4,256,525
Autodesk, Inc.	*	16,948	697,749
Cadence Design Systems, Inc.	*	50,154	677,079
Check Point Software Technologies Ltd. (Israel)	*	39,600	2,239,776
Citrix Systems, Inc.	*	75,103	5,303,023
CommVault Systems, Inc.	*	62,245	5,466,978
Concur Technologies, Inc.	*†	6,289	694,934
Electronic Arts, Inc.	*	28,000	715,400
FactSet Research Systems, Inc.	†	6,452	703,913
FleetMatics Group plc (Ireland)	*	53,437	2,006,559
Fortinet, Inc.	*	36,047	730,312
Guidewire Software, Inc.	*	75,400	3,552,094
Informatica Corp.	*	109,501	4,267,254
Intuit, Inc.		10,690	708,854
MICROS Systems, Inc.	*	14,074	702,856
NetSuite, Inc.	*	6,501	701,718
Red Hat, Inc.	*	15,266	704,373
Rovi Corp.	*	37,182	712,779
ServiceNow, Inc.	*	96,590	5,017,850
SolarWinds, Inc.	*	94,181	3,301,986
Solera Holdings, Inc.		78,341	4,141,889
Splunk, Inc.	*	55,164	3,312,047
Symantec Corp.		29,247	723,863
Tableau Software, Inc., Class A	*	10,200	726,648
TIBCO Software, Inc.	*	28,201	721,664
Workday, Inc., Class A	*	8,700	704,091

			57,784,140

Specialty Retail—6.3%
Aaron’s, Inc.		25,825	715,352
Abercrombie & Fitch Co., Class A		19,600	693,252
Advance Auto Parts, Inc.		8,734	722,127
American Eagle Outfitters, Inc.		50,008	699,612
Ascena Retail Group, Inc.	*	36,031	718,098
AutoNation, Inc.	*	13,597	709,355
AutoZone, Inc.	*	1,670	705,959
Bed Bath & Beyond, Inc.	*	9,215	712,872
Best Buy Co., Inc.		18,600	697,500
Cabela’s, Inc.	*	11,100	699,633
CarMax, Inc.	*	14,174	687,014
Chico’s FAS, Inc.		41,147	685,509
Conn’s, Inc.	*	26,300	1,316,052
Dick’s Sporting Goods, Inc.		13,003	694,100
DSW, Inc., Class A		49,791	4,248,168
Finish Line, Inc. (The), Class A		93,500	2,325,345
Foot Locker, Inc.		125,000	4,242,500
Gap, Inc. (The)		17,550	706,914
GNC Holdings, Inc., Class A		185,301	10,122,994
L Brands, Inc.		11,827	722,630

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lithia Motors, Inc., Class A		43,600	$3,181,056
Lumber Liquidators Holdings, Inc.	*	31,800	3,391,470
O’Reilly Automotive, Inc.	*	57,435	7,328,132
PetSmart, Inc.		9,550	728,283
Restoration Hardware Holdings, Inc.	*	36,276	2,298,085
Ross Stores, Inc.		64,325	4,682,860
Sally Beauty Holdings, Inc.	*	173,154	4,529,709
Signet Jewelers Ltd. (Bermuda)		9,700	695,005
Tiffany & Co.		40,794	3,125,636
Tractor Supply Co.		64,174	4,310,568
Ulta Salon Cosmetics & Fragrance, Inc.	*	31,079	3,712,697
Urban Outfitters, Inc.	*	19,023	699,476
Williams-Sonoma, Inc.		12,612	708,794

			72,216,757

Textiles, Apparel & Luxury Goods—2.5%
Carter’s, Inc.		8,875	673,524
Coach, Inc.		13,100	714,343
Deckers Outdoor Corp.	*	10,825	713,584
Fossil Group, Inc.	*	6,422	746,493
Hanesbrands, Inc.		83,216	5,185,189
Michael Kors Holdings Ltd. (Hong Kong)	*	9,823	732,010
Movado Group, Inc.		80,100	3,504,375
PVH Corp.		70,489	8,366,340
Ralph Lauren Corp.		4,240	698,455
Skechers U.S.A., Inc., Class A	*	80,300	2,498,133
Under Armour, Inc., Class A	*	60,952	4,842,636
V.F. Corp.		3,413	679,358

			29,354,440

Thrifts & Mortgage Finance—0.1%
Nationstar Mortgage Holdings, Inc.	*†	12,500	702,875
Ocwen Financial Corp.	*	12,500	697,125

			1,400,000

Tobacco—0.1%
Lorillard, Inc.		15,855	709,987

Trading Companies & Distributors—0.9%
Fastenal Co.		14,313	719,228
MRC Global, Inc.	*	26,577	712,264
MSC Industrial Direct Co., Inc., Class A		8,492	690,824
United Rentals, Inc.	*	78,068	4,550,584
W.W. Grainger, Inc.		2,582	675,735
WESCO International, Inc.	*	34,500	2,640,285

			9,988,920

Water Utilities—0.1%
Aqua America, Inc.		28,945	715,810

Wireless Telecommunication Services—1.6%
Crown Castle International Corp.	*	9,808	716,278
SBA Communications Corp., Class A	*	228,240	18,364,191

			19,080,469

TOTAL COMMON STOCKS (Cost $867,187,134)			1,108,050,335

MONEY MARKET FUNDS—7.2%
Institutional Money Market Funds—7.2%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	6,750,000	6,750,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥39,087,555	39,087,555

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Aggressive Opportunities Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	8,965,371	$8,965,371
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	8,500,000	8,500,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%	††¥	6,750,000	6,750,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	6,750,000	6,750,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	6,750,000	6,750,000

TOTAL MONEY MARKET FUNDS (Cost $83,552,926)			83,552,926

TOTAL INVESTMENTS—103.3% (Cost $950,740,060)			1,191,603,261
Other assets less liabilities—(3.3%)			(38,386,057)

NET ASSETS—100.0%			$1,153,217,204

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—49.6%
Aerospace & Defense—1.2%
Astronics Corp.	*	26,000	$1,292,460
Astronics Corp., Class B	*	6,375	317,921
DigitalGlobe, Inc.	*	45,995	1,454,362

			3,064,743

Auto Components—0.5%
Standard Motor Products, Inc.		35,777	1,150,588

Biotechnology—2.7%
Agios Pharmaceuticals, Inc.	*	35,577	994,733
Arena Pharmaceuticals, Inc.	*†	231,158	1,218,203
Exelixis, Inc.	*†	221,000	1,286,220
Ironwood Pharmaceuticals, Inc.	*	88,600	1,049,910
NPS Pharmaceuticals, Inc.	*	65,000	2,067,650

			6,616,716

Capital Markets—0.5%
Fifth Street Finance Corp.		124,300	1,279,047

Chemicals—1.2%
Advanced Emissions Solutions, Inc.	*	36,100	1,542,192
LSB Industries, Inc.	*	46,400	1,555,792

			3,097,984

Commercial Banks—1.4%
Bank of Marin Bancorp		35,000	1,454,250
Flushing Financial Corp.		80,917	1,492,919
Hudson Valley Holding Corp.		33,450	628,191

			3,575,360

Commercial Services & Supplies—0.5%
Performant Financial Corp.	*	121,100	1,322,412

Communications Equipment—4.2%
ARRIS Group, Inc.	*	96,400	1,644,584
Emulex Corp.	*	167,400	1,299,024
Extreme Networks, Inc.	*	238,700	1,246,014
Mitel Networks Corp. (Canada)	*	316,141	1,887,362
NETGEAR, Inc.	*	54,600	1,684,956
Parkervision, Inc.	*†	369,140	1,236,619
Polycom, Inc.	*	141,000	1,539,720

			10,538,279

Construction & Engineering—0.5%
EMCOR Group, Inc.		34,300	1,342,159

Consumer Finance—0.7%
Regional Management Corp.	*	57,799	1,838,008

Containers & Packaging—0.6%
Myers Industries, Inc.		74,943	1,507,104

Diversified Consumer Services—0.6%
Steiner Leisure Ltd. (Bahamas)	*	27,400	1,600,982

Electric Utilities—1.3%
ALLETE, Inc.		27,000	1,304,100
UNS Energy Corp.		21,600	1,006,992
Westar Energy, Inc.		29,100	891,915

			3,203,007

Electronic Equipment, Instruments & Components—0.4%
Speed Commerce, Inc.	*	308,600	1,012,208

Energy Equipment & Services—0.6%
C&J Energy Services, Inc.	*^‡	76,100	1,528,088

Food Products—0.6%
Darling International, Inc.	*	68,100	1,440,996

Vantagepoint Discovery Fund
		Shares	Value
COMMON STOCKS—(Continued)
Health Care Equipment & Supplies—3.8%
CONMED Corp.		21,300	$723,987
Globus Medical, Inc., Class A	*	106,943	1,867,225
Greatbatch, Inc.	*	42,900	1,459,887
ICU Medical, Inc.	*	16,300	1,107,259
Natus Medical, Inc.	*	106,632	1,512,042
Orthofix International NV (Curacao)	*	64,300	1,341,298
PhotoMedex, Inc.	*†	92,500	1,470,750

			9,482,448

Health Care Providers & Services—1.1%
Amsurg Corp.	*	29,200	1,159,240
Ensign Group, Inc. (The)		38,300	1,574,513

			2,733,753

Hotels, Restaurants & Leisure—1.8%
Del Frisco’s Restaurant Group, Inc.	*	78,100	1,575,277
Ignite Restaurant Group, Inc.	*	92,500	1,435,600
Red Robin Gourmet Burgers, Inc.	*	20,700	1,471,770

			4,482,647

Independent Power Producers & Energy Traders—0.5%
Pattern Energy Group, Inc.	*	50,700	1,186,380

Industrial Conglomerates—0.5%
Carlisle Cos., Inc.		19,000	1,335,510

Internet Software & Services—0.6%
Constant Contact, Inc.	*	64,300	1,523,267

Leisure Equipment & Products—0.6%
LeapFrog Enterprises, Inc.	*†	167,700	1,579,734

Life Sciences Tools & Services—0.2%
Albany Molecular Research, Inc.	*	36,850	474,996

Machinery—2.8%
Altra Holdings, Inc.		56,900	1,531,179
John Bean Technologies Corp.		47,700	1,186,776
Luxfer Holdings plc ADR (United Kingdom)		87,392	1,396,524
Titan International, Inc.		91,700	1,342,488
Wabash National Corp.	*	135,700	1,582,262

			7,039,229

Metals & Mining—0.5%
New Gold, Inc. (Canada)	*	162,800	973,544
Romarco Minerals, Inc. (Canada)	*	796,150	301,440

			1,274,984

Oil, Gas & Consumable Fuels—3.5%
BPZ Resources, Inc.	*†	906,000	1,766,700
Diamondback Energy, Inc.	*	30,100	1,283,464
EPL Oil & Gas, Inc.	*	38,300	1,421,313
Jones Energy, Inc., Class A	*	90,000	1,476,900
Karoon Gas Australia Ltd. (Australia)	*	279,040	1,339,805
Synergy Resources Corp.	*	140,500	1,369,875

			8,658,057

Pharmaceuticals—0.7%
Medicines Co. (The)	*	47,200	1,582,144
XenoPort, Inc.	*	9,300	52,824

			1,634,968

Professional Services—0.7%
RPX Corp.	*	98,900	1,733,717

Real Estate Investment Trusts (REITs)—3.7%
Arbor Realty Trust, Inc. REIT		146,047	990,199
Armada Hoffler Properties, Inc. REIT		130,000	1,288,300

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Discovery Fund
	Shares	Value
COMMON STOCKS—(Continued)
Capstead Mortgage Corp. REIT	77,200	$908,644
Gladstone Commercial Corp. REIT	56,900	1,021,924
Medical Properties Trust, Inc. REIT	102,900	1,252,293
Pebblebrook Hotel Trust REIT	46,500	1,335,015
STAG Industrial, Inc. REIT	60,100	1,209,212
Summit Hotel Properties, Inc. REIT	135,900	1,248,921

		9,254,508

Road & Rail—0.6%
Celadon Group, Inc.	77,000	1,437,590

Semiconductors & Semiconductor Equipment—0.7%
Inphi Corp. *	119,900	1,610,257

Software—2.2%
Actuate Corp. *	223,000	1,639,050
Allot Communications Ltd. (Israel) *	126,500	1,597,695
Ebix, Inc. †	116,500	1,158,010
SeaChange International, Inc. *	93,593	1,073,512

		5,468,267

Specialty Retail—2.6%
Cato Corp. (The), Class A	56,900	1,592,062
Destination Maternity Corp.	47,125	1,498,575
Finish Line, Inc. (The), Class A	71,200	1,770,744
Shoe Carnival, Inc.	56,250	1,519,312

		6,380,693

Textiles, Apparel & Luxury Goods—0.4%
Skechers U.S.A., Inc., Class A *	35,600	1,107,516

Thrifts & Mortgage Finance—2.0%
EverBank Financial Corp.	107,700	1,613,346
Home Loan Servicing Solutions Ltd. (Cayman Islands)	75,000	1,650,750
WSFS Financial Corp.	29,100	1,753,275

		5,017,371

Trading Companies & Distributors—2.6%
CAI International, Inc. *	68,200	1,587,014
Cervus Equipment Corp. (Canada)	28,200	569,174
H&E Equipment Services, Inc. *	57,845	1,536,363
TAL International Group, Inc. †	31,653	1,479,145
Textainer Group Holdings Ltd. (Bermuda) †	35,500	1,344,385

		6,516,081

TOTAL COMMON STOCKS (Cost $97,574,205)		124,049,654

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—24.7%
Aerospace & Defense—0.2%
United Technologies Corp.
0.759%	06/01/2015	#	$545,000	548,849

Auto Components—0.1%
Johnson Controls, Inc.
0.676%	02/04/2014	#	290,000	290,397

Automobiles—0.1%
Daimler Finance North America LLC
0.945%	08/01/2016	#^	360,000	361,061

Beverages—0.6%
Coca-Cola Enterprises, Inc.
1.125%	11/12/2013		530,000	530,319

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
PepsiCo, Inc.
0.700%	08/13/2015		$1,000,000	$1,001,854

				1,532,173

Biotechnology—0.2%
Amgen, Inc.
1.875%	11/15/2014		330,000	334,676
Gilead Sciences, Inc.
2.400%	12/01/2014		140,000	142,945

				477,621

Building Products—0.1%
Masco Corp.
4.800%	06/15/2015		165,000	173,250

Capital Markets—1.9%
Bank of New York Mellon Corp. (The) MTN
2.500%	01/15/2016		525,000	543,106
1.200%	02/20/2015		100,000	100,931
E*TRADE Financial Corp.
6.000%	11/15/2017		190,000	200,925
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016		1,225,000	1,289,991
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	500,000	525,573
Morgan Stanley
1.512%	02/25/2016	#	450,000	454,221
Morgan Stanley MTN
1.546%	04/25/2018	#	620,000	622,881
Nomura Holdings, Inc. MTN (Japan)
1.704%	09/13/2016	#	500,000	505,436
TD Ameritrade Holding Corp.
4.150%	12/01/2014		410,000	426,767

				4,669,831

Chemicals—0.2%
Ashland, Inc.
3.000%	03/15/2016		400,000	407,000
Ecolab, Inc.
2.375%	12/08/2014		110,000	112,136

				519,136

Commercial Banks—3.0%
Australia & New Zealand Banking Group Ltd. (Australia)
0.824%	05/15/2018	#	580,000	580,146
Banco Bradesco SA (Brazil)
2.363%	05/16/2014	#^	300,000	301,582
Bank of Montreal MTN (Canada)
0.788%	07/15/2016	#	320,000	321,459
Bank of Nova Scotia (Canada)
0.788%	07/15/2016	#	280,000	281,199
BB&T Corp. MTN
1.600%	08/15/2017		150,000	149,080
Canadian Imperial Bank of Commerce (Canada)
0.786%	07/18/2016	#	180,000	181,023
CIT Group, Inc.
4.750%	02/15/2015	^†	270,000	280,125
Credit Agricole SA (France)
1.428%	04/15/2016	#^	440,000	444,900
Discover Bank
2.000%	02/21/2018		650,000	636,191
HSBC Bank plc (United Kingdom)
0.904%	05/15/2018	#^	560,000	561,154
KeyBank NA, Bank Note
4.950%	09/15/2015		200,000	213,811

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
KeyCorp MTN
3.750%	08/13/2015		$230,000	$241,764
Macquarie Bank Ltd. (Australia)
2.000%	08/15/2016	^	600,000	603,551
Regions Financial Corp.
2.000%	05/15/2018		370,000	359,536
Royal Bank of Scotland Group plc (United Kingdom)
2.550%	09/18/2015		695,000	710,253
US Bancorp
4.200%	05/15/2014		500,000	512,119
US Bank NA, Bank Note
0.548%	10/14/2014	#	400,000	400,437
Wachovia Bank NA, Bank Note
4.800%	11/01/2014		545,000	569,795
Wells Fargo & Co.
0.895%	04/23/2018	#	170,000	170,421

				7,518,546

Computers & Peripherals—0.6%
Apple, Inc.
1.000%	05/03/2018		280,000	270,011
0.516%	05/03/2018	#	575,000	573,320
0.450%	05/03/2016		250,000	248,410
Hewlett-Packard Co.
1.802%	09/19/2014	#	300,000	303,044

				1,394,785

Consumer Finance—2.6%
Ally Financial, Inc.
3.500%	07/18/2016		610,000	617,625
American Express Co.
0.852%	05/22/2018	#	590,000	589,963
American Express Credit Corp.
0.774%	07/29/2016	#	550,000	552,080
American Express Credit Corp. MTN
5.125%	08/25/2014		300,000	312,367
1.750%	06/12/2015		100,000	101,865
Capital One Financial Corp.
2.125%	07/15/2014		340,000	343,836
Caterpillar Financial Services Corp.
0.700%	11/06/2015		150,000	150,001
Caterpillar Financial Services Corp. MTN
1.375%	05/20/2014		360,000	362,550
Ford Motor Credit Co. LLC
3.875%	01/15/2015		470,000	486,265
1.516%	05/09/2016	#	280,000	283,996
General Motors Financial Co., Inc.
4.750%	08/15/2017	^	350,000	364,000
2.750%	05/15/2016	^	200,000	199,875
HSBC USA, Inc.
1.130%	09/24/2018	#	400,000	401,454
International Lease Finance Corp.
6.500%	09/01/2014	^	200,000	208,500
4.875%	04/01/2015		210,000	217,981
2.204%	06/15/2016	#	560,000	560,000
John Deere Capital Corp.
0.700%	09/04/2015		280,000	280,375
John Deere Capital Corp. MTN
1.600%	03/03/2014		270,000	271,521
PACCAR Financial Corp. MTN
1.550%	09/29/2014		210,000	212,537
1.050%	06/05/2015		90,000	90,658

				6,607,449

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Diversified Financial Services—3.4%
Bank of America Corp.
3.700%	09/01/2015		$425,000	$444,520
Bank of America Corp. MTN
1.320%	03/22/2018	#	590,000	592,475
1.250%	01/11/2016		190,000	189,919
Bank of America Corp., Series 1
3.750%	07/12/2016		130,000	137,850
Citigroup, Inc.
6.000%	12/13/2013		175,000	176,907
4.450%	01/10/2017		225,000	243,809
2.250%	08/07/2015		500,000	510,009
1.038%	04/01/2016	#	540,000	541,570
ERAC USA Finance LLC
2.250%	01/10/2014	^	400,000	401,719
General Electric Capital Corp.
5.900%	05/13/2014		260,000	268,987
2.150%	01/09/2015		240,000	245,056
1.625%	07/02/2015		400,000	406,065
General Electric Capital Corp. MTN
0.919%	07/12/2016	#	670,000	672,853
0.901%	04/07/2014	#	300,000	300,990
General Electric Capital Corp., Series A
3.750%	11/14/2014		390,000	404,620
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^	160,000	160,309
JPMorgan Chase & Co.
1.166%	01/25/2018	#	280,000	282,075
JPMorgan Chase & Co. MTN
1.875%	03/20/2015		105,000	106,686
1.100%	10/15/2015		250,000	250,604
1.065%	01/24/2014	#	540,000	541,343
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015		460,000	475,631
National Rural Utilities Cooperative Finance Corp.
1.125%	11/01/2013		215,000	215,142
1.000%	02/02/2015		200,000	201,432
RCI Banque SA (France)
2.139%	04/11/2014	#^	800,000	802,271

				8,572,842

Diversified Telecommunication Services—1.0%
AT&T, Inc.
0.875%	02/13/2015		780,000	782,166
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		130,000	128,287
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		105,000	105,481
Verizon Communications, Inc.
2.002%	09/14/2018	#	280,000	294,770
1.782%	09/15/2016	#	120,000	123,651
0.700%	11/02/2015		210,000	208,793
0.459%	03/06/2015	#^	300,000	299,273
Vivendi SA (France)
2.400%	04/10/2015	^	280,000	285,990
Windstream Corp.
7.875%	11/01/2017		340,000	380,800

				2,609,211

Electric Utilities—0.5%
Georgia Power Co.
0.750%	08/10/2015		500,000	500,554
NextEra Energy Capital Holdings, Inc.
1.611%	06/01/2014		180,000	181,177
1.339%	09/01/2015		500,000	501,973
1.200%	06/01/2015		80,000	80,461

				1,264,165

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Energy Equipment & Services—0.2%
Nabors Industries, Inc.
2.350%	09/15/2016	^	$500,000	$502,464

Food & Staples Retailing—0.4%
Kroger Co. (The)
2.200%	01/15/2017		500,000	509,318
Walgreen Co.
1.000%	03/13/2015		210,000	210,694
0.754%	03/13/2014	#	120,000	120,187
Wal-Mart Stores, Inc.
0.600%	04/11/2016		120,000	119,584

				959,783

Food Products—0.7%
BRF SA (Brazil)
7.750%	05/22/2018	^	BRL 1,200,000	431,801
ConAgra Foods, Inc.
1.350%	09/10/2015		70,000	70,604
1.300%	01/25/2016		110,000	110,177
General Mills, Inc.
0.875%	01/29/2016		90,000	90,012
Kellogg Co.
1.125%	05/15/2015		350,000	352,954
Kraft Foods Group, Inc.
1.625%	06/04/2015		150,000	152,400
Mondelez International, Inc.
5.250%	10/01/2013		140,000	140,017
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^	290,000	277,612

				1,625,577

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
0.950%	06/01/2016		110,000	110,292
Stryker Corp.
3.000%	01/15/2015		300,000	309,386

				419,678

Health Care Providers & Services—0.7%
Express Scripts Holding Co.
2.750%	11/21/2014		500,000	510,978
Quest Diagnostics, Inc.
1.100%	03/24/2014	#	160,000	160,473
UnitedHealth Group, Inc.
1.400%	10/15/2017		100,000	98,817
Ventas Realty LP
1.550%	09/26/2016		211,000	211,436
WellPoint, Inc.
2.375%	02/15/2017		465,000	473,468
1.250%	09/10/2015		190,000	191,385

				1,646,557

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp. MTN
0.750%	05/29/2015		190,000	190,783

Insurance—1.1%
Allstate Corp. (The)
6.200%	05/16/2014		300,000	310,859
American International Group, Inc.
2.375%	08/24/2015		150,000	153,344

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
MetLife, Inc.
2.375%	02/06/2014		$190,000	$191,376
Metropolitan Life Global Funding I
1.019%	01/10/2014	#^	700,000	701,394
0.798%	07/15/2016	#^	320,000	320,928
New York Life Global Funding
0.506%	04/04/2014	#^	500,000	500,842
Principal Life Global Funding II
1.000%	12/11/2015	^	230,000	230,449
Prudential Financial, Inc.
1.044%	08/15/2018	#	300,000	300,787

				2,709,979

Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015		400,000	399,577

Internet Software & Services—0.2%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017		200,000	197,219
eBay, Inc.
0.700%	07/15/2015		220,000	220,781

				418,000

IT Services—0.6%
Computer Sciences Corp.
2.500%	09/15/2015		100,000	102,401
Fidelity National Information Services, Inc.
2.000%	04/15/2018		150,000	146,271
International Business Machines Corp.
0.550%	02/06/2015		610,000	610,981
Total System Services, Inc.
2.375%	06/01/2018		530,000	517,608

				1,377,261

Marine—0.1%
Far East Capital Ltd. SA (Luxembourg)
8.000%	05/02/2018	^	250,000	218,125

Media—0.3%
DISH DBS Corp.
4.625%	07/15/2017		245,000	251,738
NBCUniversal Enterprise, Inc.
0.953%	04/15/2018	#^	240,000	241,408
Viacom, Inc.
4.375%	09/15/2014		200,000	206,501

				699,647

Metals & Mining—0.8%
ArcelorMittal (Luxembourg)
4.250%	08/05/2015		350,000	361,812
FMG Resources August 2006 Pty Ltd. (Australia)
6.000%	04/01/2017	^†	280,000	288,400
Freeport-McMoRan Copper & Gold, Inc.
1.400%	02/13/2015		100,000	100,296
Glencore Funding LLC
1.628%	01/15/2019	#^	600,000	565,493
Xstrata Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	800,000	796,402

				2,112,403

Multiline Retail—0.3%
Target Corp.
0.436%	07/18/2014	#	700,000	701,088

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Oil, Gas & Consumable Fuels—1.0%
ConocoPhillips
4.750%	02/01/2014		$53,000	$53,756
CONSOL Energy, Inc.
8.000%	04/01/2017		100,000	106,750
Enterprise Products Operating LLC
1.250%	08/13/2015		100,000	100,571
Marathon Oil Corp.
0.900%	11/01/2015		220,000	220,092
Murphy Oil Corp.
2.500%	12/01/2017		250,000	248,385
Phillips 66
1.950%	03/05/2015		230,000	233,570
Plains Exploration & Production Co.
6.500%	11/15/2020		260,000	279,264
Rockies Express Pipeline LLC
3.900%	04/15/2015	^	290,000	290,000
Sabine Pass LNG LP
7.500%	11/30/2016		370,000	408,850
Tesoro Corp.
4.250%	10/01/2017		260,000	267,800
WPX Energy, Inc.
5.250%	01/15/2017	†	355,000	376,300

				2,585,338

Pharmaceuticals—0.8%
AbbVie, Inc.
1.750%	11/06/2017		520,000	516,238
1.200%	11/06/2015		520,000	522,150
Merck & Co., Inc.
0.623%	05/18/2018	#	470,000	472,268
Mylan, Inc.
1.800%	06/24/2016	^	80,000	80,384
Valeant Pharmaceuticals International
6.500%	07/15/2016	^	400,000	416,000

				2,007,040

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014		80,000	83,140

Real Estate Investment Trusts (REITs)—1.0%
Digital Realty Trust LP
4.500%	07/15/2015		550,000	576,551
HCP, Inc.
2.700%	02/01/2014		570,000	573,610
Health Care REIT, Inc.
6.000%	11/15/2013		370,000	372,212
3.625%	03/15/2016		375,000	393,552
Simon Property Group LP
4.200%	02/01/2015		90,000	93,367
Vornado Realty LP
4.250%	04/01/2015		470,000	488,079

				2,497,371

Road & Rail—0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017	†	270,000	276,750
Kansas City Southern de Mexico SA de CV (Mexico)
2.350%	05/15/2020	^	230,000	219,603
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^	300,000	308,913
2.500%	03/15/2016	^	230,000	234,402

				1,039,668

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.450%	08/03/2015		$420,000	$419,238
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	200,000	193,181

				612,419

Software—0.5%
Autodesk, Inc.
1.950%	12/15/2017		150,000	147,171
Microsoft Corp.
2.950%	06/01/2014		500,000	508,644
Oracle Corp.
3.750%	07/08/2014		480,000	492,557

				1,148,372

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017		240,000	253,209

Tobacco—0.0%
Reynolds American, Inc.
1.050%	10/30/2015		100,000	100,103

Trading Companies & Distributors—0.1%
Aircastle Ltd. (Bermuda)
9.750%	08/01/2018		160,000	177,600
Aviation Capital Group Corp.
4.625%	01/31/2018	^	160,000	159,252

				336,852

Wireless Telecommunication Services—0.2%
SBA Communications Corp.
5.625%	10/01/2019		150,000	148,125
Softbank Corp. (Japan)
4.625%	04/15/2020	^	EUR 100,000	136,638
4.500%	04/15/2020	^	200,000	192,250

				477,013

TOTAL CORPORATE OBLIGATIONS (Cost $61,312,538)				61,660,763

MORTGAGE-BACKED SECURITIES—2.6%
Commercial Mortgage-Backed Securities— 0.1%
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		310,081	312,938

Non-Agency Mortgage-Backed Securities— 2.1%
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	574,474	554,480
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^	285,618	263,379
GSAMP Trust, Series 2004-SEA2, Class M1
0.829%	03/25/2034	#	600,000	597,548
HarborView Mortgage Loan Trust, Series 2005-14, Class 3A1A
2.783%	12/19/2035	#	591,785	497,446
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	411,797	414,842
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	373,788	366,032
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#	425,287	411,076
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	311,629	309,391

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date					Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058			#^		$585,507	$577,283
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065			#^		286,076	285,380
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.780%	03/25/2044			#		869,264	865,117
WaMu Mortgage Pass Through Certificates, Series 2006-AR12, Class 1A1
2.684%	10/25/2036			#		88,034	75,396

							5,217,370

U.S. Government Agency Mortgage-Backed Securities— 0.4%
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.632%	10/07/2020			#		501,658	504,533
National Credit Union Administration Guaranteed Notes, Series 2011-R6, Class 1A
0.562%	05/07/2020			#		543,187	543,760

							1,048,293

TOTAL MORTGAGE-BACKED SECURITIES (Cost $6,707,029)							6,578,601

U.S. TREASURY OBLIGATIONS—17.3%
U.S. Treasury Notes—17.3%
U.S. Treasury Note
0.625%	07/15/2016					6,730,000	6,739,725
0.500%	06/15/2016		†			3,825,000	3,821,565
0.375%	11/15/2014		‡	‡		6,590,000	6,607,121
0.375%	01/15/2016 03/15/2016	-				10,170,000	10,159,782
0.250%	02/15/2015 05/15/2016	-				13,999,000	13,982,996
0.250%	03/31/2015		‡	‡		2,000,000	2,001,094

							43,312,283

TOTAL U.S. TREASURY OBLIGATIONS (Cost $43,250,477)							43,312,283

GOVERNMENT RELATED OBLIGATIONS—1.4%
U.S. Government Agencies—0.5%
Federal National Mortgage Association
0.500%	03/30/2016					1,140,000	1,137,916
National Credit Union Administration Guaranteed Notes, Series A2
1.400%	06/12/2015					180,000	183,163

							1,321,079

Non-U.S. Government Agencies—0.3%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015			^		250,000	259,687
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015					160,000	162,722
Petroleos Mexicanos (Mexico)
2.286%	07/18/2018			#	†	410,000	423,325

							845,734

Sovereign Debt—0.1%
Panama Government International Bond (Panama)
7.250%	03/15/2015					150,000	163,125

U.S. Municipal Bonds—0.5%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds (Florida)
1.298%	07/01/2016					330,000	329,412

Vantagepoint Discovery Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Missouri Higher Education Loan Authority, Series 2012-1, Class A1 (Missouri)
1.009%	01/26/2026	#	$589,966	$589,777
South Carolina State Public Service Authority, Series D (South Carolina)
1.054%	06/01/2015	#	260,000	260,094

				1,179,283

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $3,477,720)				3,509,221

ASSET-BACKED SECURITIES—2.8%
Automobiles—1.5%
Ally Master Owner Trust Series 2013-2, Class A
0.632%	04/15/2018	#	600,000	599,013
Ally Master Owner Trust Series 2013-1, Class A1
0.632%	02/15/2018	#	500,000	499,466
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		120,000	118,174
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		120,000	118,374
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	698,784	700,131
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.482%	02/15/2018	#	1,250,000	1,248,586
World Omni Master Owner Trust Series 2013-1, Class A
0.532%	02/15/2018	#^	325,000	324,789

				3,608,533

Credit Card—0.5%
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		600,000	602,541
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		750,000	752,483

				1,355,024

Other—0.5%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		760,720	764,080
Great America Leasing Receivables Series 2013-1, Class C
1.830%	06/17/2019	^	100,000	99,122
MMAF Equipment Finance LLC Series 2011-AA, Class A3
1.270%	09/15/2015	^	395,568	396,225

				1,259,427

Student Loan—0.3%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.532%	12/07/2020	#	808,037	808,894

TOTAL ASSET-BACKED SECURITIES (Cost $7,027,791)				7,031,878

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Discovery Fund
		Shares	Value
WARRANTS—0.0%
Food Products—0.0%
Kulim Malaysia Berhad (Malaysia), Expires 02/27/2016, Strike MYR 3.85 (Cost $–)	*	60,350	$12,775

MONEY MARKET FUNDS—7.1%
Institutional Money Market Funds—7.1%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	2,300,000	2,300,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥4,750,583	4,750,584
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	1,459,572	1,459,572
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	2,300,000	2,300,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%	††¥	2,300,000	2,300,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	2,300,000	2,300,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	2,300,000	2,300,000

TOTAL MONEY MARKET FUNDS (Cost $17,710,156)			17,710,156

TOTAL INVESTMENTS—105.5% (Cost $237,059,916)			263,865,331
Other assets less liabilities—(5.5%)			(13,801,516)

NET ASSETS—100.0%			$250,063,815

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
BRL	Brazilian Real
EUR	European Monetary Unit
MTN	Medium Term Note
MYR	Malaysian Ringgit
REIT	Real Estate Investment Trust

#	Rate is subject to change. Rate shown reflects current rate.
*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $18,403,779, which represents 7.4% of Net Assets. The illiquid 144A securities represented 0.6% of Net Assets, and 8.3% of total 144A securities held.
†	Denotes all or a portion of the security on loan.
††	Represents reinvestment of collateral received in conjunction with securities lending.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—98.0%
Australia—4.3%
AMP Ltd.		824,771	$3,550,412
Beach Energy Ltd.	†	1,298,300	1,619,355
Brambles Ltd.		218,200	1,855,546
Caltex Australia Ltd.		112,400	1,941,959
Coca-Cola Amatil Ltd.		345,000	3,951,006
Cochlear Ltd.		29,000	1,637,958
CSL Ltd.		119,200	7,114,815
Fortescue Metals Group Ltd.		465,900	2,075,042
Insurance Australia Group Ltd.		542,500	2,973,902
Nufarm Ltd.		266,400	1,180,842
Oil Search Ltd.		121,800	978,479
QBE Insurance Group Ltd.		589,600	8,074,464
REA Group Ltd.		88,600	3,128,584
Sigma Pharmaceuticals Ltd.		753,180	407,375
Telstra Corp. Ltd.		525,400	2,437,959
Westpac Banking Corp.		85,100	2,601,238
Woodside Petroleum Ltd.		122,000	4,365,599
Woolworths Ltd.		210,000	6,862,417

			56,756,952

Austria—0.3%
CA Immobilien Anlagen AG	*†	120,099	1,741,817
OMV AG		42,800	2,113,430

			3,855,247

Belgium—1.5%
Ageas		80,900	3,278,171
Anheuser-Busch InBev NV		59,311	5,883,516
Colruyt SA		77,700	4,310,196
Solvay SA	†	11,900	1,784,807
Telenet Group Holding NV		36,071	1,794,671
ThromboGenics NV	*†	42,400	1,099,664
UCB SA		27,953	1,701,193

			19,852,218

Brazil—1.7%
Banco do Brasil SA		76,700	892,866
BM&FBovespa SA		120,700	677,484
CCR SA		237,400	1,871,307
Cia Brasileira de Distribuicao Grupo Pao de Acucar (Preference) ADR		14,700	676,494
Cia de Bebidas das Americas (Preference) ADR		39,200	1,503,320
Cia Hering		62,900	958,414
Cielo SA		85,140	2,305,307
CPFL Energia SA ADR		103,400	1,783,650
EcoRodovias Infraestrutura e Logistica SA		205,800	1,417,005
Natura Cosmeticos SA		38,000	852,998
Petroleo Brasileiro SA		173,700	1,443,647
Petroleo Brasileiro SA ADR		186,400	3,118,472
Petroleo Brasileiro SA ADR		65,800	1,100,834
Souza Cruz SA		48,600	581,323
Vale SA ADR		23,100	360,591
Vale SA ADR		18,700	291,907
Vale SA (Preference) ADR		207,600	2,949,996

			22,785,615

Canada—2.7%
Agrium, Inc.		22,900	1,924,618
BCE, Inc.		130,400	5,572,747
Canadian Natural Resources Ltd.		62,300	1,957,818
Canadian Pacific Railway Ltd.		22,639	2,791,389

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
CGI Group, Inc., Class A	*	79,400	$2,786,573
Home Capital Group, Inc.		51,200	3,580,347
Husky Energy, Inc.		70,200	2,018,663
Nevsun Resources Ltd.		583,000	1,856,454
Norbord, Inc.		63,400	1,848,359
Suncor Energy, Inc.		192,800	6,893,669
Trinidad Drilling Ltd.		161,200	1,557,148
Westjet Airlines Ltd.		97,700	2,349,429

			35,137,214

Chile—0.2%
Enersis SA ADR		154,000	2,473,240

China—2.6%
AAC Technologies Holdings, Inc.		167,000	761,390
Baidu, Inc. ADR	*	72,408	11,236,274
China Shenhua Energy Co. Ltd., H Shares		1,468,366	4,481,791
CNOOC Ltd.		3,027,000	6,132,336
ENN Energy Holdings Ltd.		166,000	923,558
Hengan International Group Co. Ltd.	†	252,500	2,954,828
Mindray Medical International Ltd. ADR		92,600	3,601,214
Tencent Holdings Ltd.		77,200	4,059,839

			34,151,230

Denmark—1.4%
Chr Hansen Holding A/S		61,081	2,164,434
Coloplast A/S, Class B		56,507	3,218,457
Novo Nordisk A/S, Class B		38,231	6,474,971
Rockwool International A/S, Class B		4,563	737,999
Topdanmark A/S	*	105,038	2,703,524
Tryg A/S		30,541	2,813,469

			18,112,854

Finland—0.7%
Huhtamaki Oyj		132,000	2,828,604
Kone Oyj, Class B		36,000	3,215,607
Pohjola Bank plc, Class A		141,500	2,358,169

			8,402,380

France—7.9%
Air Liquide SA		34,100	4,751,409
Altarea REIT	†	3,810	626,762
AXA SA		171,700	3,984,956
Carrefour SA		228,386	7,833,586
Cie de Saint-Gobain		229,055	11,368,553
Cie Generale des Etablissements Michelin		24,300	2,694,913
Danone SA		57,300	4,314,331
Essilor International SA		38,900	4,183,706
L’Oreal SA		24,500	4,205,362
LVMH Moet Hennessy Louis Vuitton SA		6,234	1,228,505
Orange SA		804,484	10,073,416
Pernod Ricard SA		28,257	3,508,834
Plastic Omnium SA		27,600	698,258
Safran SA		55,400	3,412,120
Sanofi		123,586	12,516,406
Schneider Electric SA		60,776	5,142,722
Technip SA		15,300	1,796,256
Total SA		241,866	14,019,241

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Unibail-Rodamco SE (Paris Exchange) REIT		13,261	$3,289,904
Zodiac Aerospace		27,212	4,331,789

			103,981,029

Germany—7.8%
Adidas AG		41,900	4,544,964
Allianz SE (Registered)		14,626	2,301,086
BASF SE		27,107	2,599,571
Bayer AG (Registered)		89,463	10,550,448
Beiersdorf AG		68,435	6,076,167
Continental AG		17,535	2,972,631
Daimler AG (Registered)		94,601	7,376,040
Deutsche Post AG (Registered)		197,095	6,537,256
Deutsche Telekom AG (Registered)		862,582	12,493,061
Duerr AG		67,134	4,934,832
Hannover Rueck SE		24,410	1,793,800
HeidelbergCement AG		45,965	3,551,718
Kabel Deutschland Holding AG	*	26,541	3,120,231
Linde AG		47,278	9,368,998
Merck KGaA		15,500	2,419,279
MTU Aero Engines AG	†	26,322	2,457,604
Muenchener Rueckversicherungs AG (Registered)		27,717	5,418,168
RWE AG		167,112	5,685,907
SAP AG		58,900	4,355,953
Volkswagen AG		15,563	3,530,557

			102,088,271

Hong Kong—4.6%
AIA Group Ltd.		2,529,000	11,900,388
ASM Pacific Technology Ltd.		93,300	947,794
Beijing Enterprises Holdings Ltd.	†	608,000	4,396,204
Belle International Holdings Ltd.	†	1,510,837	2,196,699
China Mobile Ltd.		874,234	9,837,013
China Resources Land Ltd.	†	822,000	2,342,384
China Resources Power Holdings Co. Ltd.		968,000	2,303,535
CLP Holdings Ltd.		372,500	3,033,768
Galaxy Entertainment Group Ltd.	*	658,000	4,623,787
Hang Lung Properties Ltd.		567,000	1,930,676
Henderson Land Development Co. Ltd.		302,800	1,868,324
Hong Kong & China Gas Co. Ltd.		1,949,893	4,693,781
Hongkong Land Holdings Ltd.		188,970	1,245,181
Hopewell Holdings Ltd.		269,000	901,154
Link (The) REIT		502,000	2,454,345
Sands China Ltd.		508,000	3,144,781
SJM Holdings Ltd.	†	935,000	2,634,597

			60,454,411

India—0.6%
Axis Bank Ltd. GDR		97,693	1,541,860
ICICI Bank Ltd. ADR		28,000	853,440
Infosys Ltd. ADR		35,200	1,693,472
Larsen & Toubro Ltd. GDR		158,965	2,029,760
Tata Motors Ltd. ADR		48,900	1,301,718

			7,420,250

Indonesia—0.8%
Astra International Tbk PT		2,493,000	1,389,006
Bank Mandiri Persero Tbk PT		2,500,500	1,717,059

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bank Rakyat Indonesia Persero Tbk PT		5,386,500	$3,369,574
Bumitama Agri Ltd.		472,000	370,556
Global Mediacom Tbk PT		3,255,500	542,378
Perusahaan Gas Negara Persero Tbk PT		4,664,500	2,095,729
Semen Indonesia Persero Tbk PT		651,500	732,394
Telekomunikasi Indonesia Persero Tbk PT ADR		17,000	617,270

			10,833,966

Ireland—1.2%
Beazley plc		620,100	2,104,964
Covidien plc		88,139	5,371,191
Shire plc		74,159	2,966,707
Smurfit Kappa Group plc		123,900	2,796,957
UDG Healthcare plc		481,200	2,492,290

			15,732,109

Israel—1.3%
Bank Hapoalim BM		512,393	2,592,805
Delek Group Ltd.		11,296	3,686,519
Teva Pharmaceutical Industries Ltd. ADR		285,300	10,778,634

			17,057,958

Italy—1.4%
Eni SpA	†	509,368	11,709,441
Exor SpA		86,200	3,243,583
Mediolanum SpA		431,300	3,141,662

			18,094,686

Japan—15.9%
Aeon Mall Co. Ltd.		125,510	3,736,070
Aiful Corp.	*	859,200	4,396,773
Aisin Seiki Co. Ltd.		60,200	2,580,841
Aoyama Trading Co. Ltd.		84,500	2,308,525
Autobacs Seven Co. Ltd.		135,800	2,081,970
Canon, Inc.		348,900	11,171,545
Chugai Pharmaceutical Co. Ltd.		167,200	3,438,326
Daihatsu Motor Co. Ltd.	†	122,900	2,388,389
Daikin Industries Ltd.		85,100	4,542,109
Daito Trust Construction Co. Ltd.		65,800	6,584,820
Denso Corp.		88,200	4,138,508
FANUC Corp.		29,700	4,922,094
Fuji Oil Co. Ltd.		160,900	2,798,426
FUJIFILM Holdings Corp.		111,100	2,677,494
Honda Motor Co. Ltd.		239,400	9,150,540
IHI Corp.		430,000	1,818,307
INPEX Corp.		392,000	4,632,892
Japan Exchange Group, Inc.	†	100,000	2,223,572
Japan Tobacco, Inc.		187,900	6,773,752
JX Holdings, Inc.		203,700	1,058,627
Kao Corp.		273,700	8,547,331
KDDI Corp.		46,300	2,379,355
Keyence Corp.		13,892	5,285,819
Komatsu Ltd.		233,700	5,835,251
Komori Corp.		207,700	3,061,957
Kuroda Electric Co. Ltd.		179,800	2,406,547
Kyowa Exeo Corp.		189,200	2,230,205
Lintec Corp.		106,200	2,265,575
Matsumotokiyoshi Holdings Co. Ltd.		83,900	2,713,278
Mitsubishi Estate Co. Ltd.		74,000	2,193,043
NET One Systems Co. Ltd.	†	176,500	1,338,495

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
NGK Insulators Ltd.		238,000	$3,626,030
Nippon Telegraph & Telephone Corp.		65,727	3,421,135
Nissan Motor Co. Ltd.		215,000	2,169,937
Ono Pharmaceutical Co. Ltd.	†	19,500	1,198,152
ORIX Corp.		23,900	390,716
Paltac Corp.		178,300	2,461,321
Seiko Epson Corp.	†	135,600	2,238,917
Seven & I Holdings Co. Ltd.		279,600	10,250,133
Shimamura Co. Ltd.		27,000	2,688,261
Shin-Etsu Chemical Co. Ltd.		65,100	3,994,282
Suzuken Co. Ltd.		80,400	2,648,139
Takeda Pharmaceutical Co. Ltd.	†	257,400	12,157,010
Tokai Rika Co. Ltd.		119,200	2,535,308
Tokio Marine Holdings, Inc.		389,100	12,756,660
Tokyo Electron Ltd.		105,300	5,665,064
Tokyo Gas Co. Ltd.		336,000	1,842,933
Toyoda Gosei Co. Ltd.		128,100	3,166,933
Toyota Motor Corp.		170,400	10,929,038
Warabeya Nichiyo Co. Ltd.		151,000	2,677,738

			208,498,143

Kazakhstan—0.1%
KazMunaiGas Exploration Production JSC GDR		79,138	1,172,550

Korea, Republic of—2.3%
Dongbu Insurance Co. Ltd.		35,590	1,529,840
Hanwha Corp.		152,100	5,362,305
Hyundai Marine & Fire Insurance Co. Ltd.		54,540	1,483,991
Hyundai Mobis		14,789	3,934,193
Hyundai Motor Co.		7,980	1,861,838
Korea Electric Power Corp.	*	83,450	2,335,243
Korea Gas Corp.		28,190	1,493,459
LG Display Co. Ltd.	*	104,350	2,512,604
Samsung Electronics Co. Ltd.		5,086	6,469,360
Samsung Electronics Co. Ltd. GDR		1,400	891,584
SK Holdings Co. Ltd.		12,150	2,193,438

			30,067,855

Luxembourg—0.1%
Millicom International Cellular SA SDR		10,000	884,671
Tenaris SA ADR		18,300	856,074

			1,740,745

Macau—0.2%
MGM China Holdings Ltd.		906,000	3,013,277

Malaysia—0.3%
AMMB Holdings Bhd		878,900	1,999,738
Astro Malaysia Holdings Bhd		377,500	338,193
Guinness Anchor Bhd		122,000	643,132
Top Glove Corp. Bhd		472,700	912,298

			3,893,361

Mexico—0.7%
America Movil SAB de CV, Series L ADR		82,100	1,626,401
Coca-Cola Femsa SAB de CV ADR		5,000	629,900
Fibra Uno Administracion SA de CV REIT		811,900	2,249,092

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		172,600	$2,385,332
Grupo Financiero Santander Mexico SAB de CV, Class B ADR		5,300	73,246
Kimberly-Clark de Mexico SAB de CV, Class A		234,600	683,037
Wal-Mart de Mexico SAB de CV, Series V		302,200	794,662

			8,441,670

Netherlands—3.7%
Koninklijke Ahold NV		838,693	14,530,533
Reed Elsevier NV		487,095	9,794,956
Royal Dutch Shell plc, Class A	†	315,805	10,401,219
Royal Dutch Shell plc, Class A		76,200	2,511,974
Royal Dutch Shell plc, Class B		69,000	2,380,694
Unilever NV CVA		174,041	6,642,568
Ziggo NV		50,369	2,041,066

			48,303,010

Norway—0.3%
Statoil ASA		98,400	2,234,980
TGS Nopec Geophysical Co. ASA		52,200	1,536,670

			3,771,650

Peru—0.2%
Credicorp Ltd.		21,456	2,756,238

Philippines—0.2%
Jollibee Foods Corp.		103,490	400,968
Philippine Long Distance Telephone Co. ADR		40,100	2,720,384

			3,121,352

Russia—0.4%
Gazprom OAO ADR		283,621	2,494,504
Sberbank of Russia ADR		166,724	2,005,690

			4,500,194

Singapore—1.9%
DBS Group Holdings Ltd.		326,605	4,275,466
Flextronics International Ltd.	*	210,700	1,915,263
Global Logistic Properties Ltd.		524,000	1,206,252
Singapore Telecommunications Ltd.		1,668,000	4,967,456
SunVic Chemical Holdings Ltd.	*	6,628,200	2,192,994
United Overseas Bank Ltd.		457,236	7,542,057
Wing Tai Holdings Ltd.		1,332,800	2,177,577

			24,277,065

South Africa—0.0%
African Bank Investments Ltd.		257,300	427,062

Spain—2.6%
Grifols SA		29,460	1,209,751
Grifols SA, Class B		2,128	65,128
Grupo Catalana Occidente SA		94,300	2,867,657
Iberdrola SA	†	2,121,897	12,333,952
Inditex SA		32,600	5,028,634
Telefonica SA		780,215	12,129,310

			33,634,432

Sweden—1.0%
Hennes & Mauritz AB, Class B		130,300	5,661,076

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hexpol AB		38,900	$2,750,602
ICA Gruppen AB	*	64,100	1,972,468
Swedish Orphan Biovitrum AB	*†	322,300	3,210,042

			13,594,188

Switzerland—7.8%
ABB Ltd. (Registered)	*	453,531	10,712,085
Actelion Ltd. (Registered)	*	7,331	520,513
Cie Financiere Richemont SA (Registered)		35,400	3,546,932
Credit Suisse Group AG (Registered)		81,857	2,503,345
Holcim Ltd. (Registered)	*	31,758	2,367,804
Nestle SA (Registered)		165,996	11,575,585
Novartis AG (Registered)		266,971	20,534,922
Roche Holding AG (Genusschein)		51,767	13,970,536
SGS SA (Registered)		1,810	4,325,743
Swatch Group AG (The) (Bearer)	†	4,626	2,979,246
Swiss Life Holding AG (Registered)	*	17,233	3,263,137
Swiss Re AG	*	67,645	5,604,420
Syngenta AG (Registered)		16,208	6,624,323
UBS AG (Registered)	*	168,680	3,457,170
Zurich Insurance Group AG	*	39,498	10,182,144

			102,167,905

Taiwan—0.7%
Taiwan Semiconductor Manufacturing Co. Ltd.		998,000	3,398,329
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		330,100	5,598,496

			8,996,825

Thailand—0.4%
BEC World PCL	‡	356,300	647,772
Kasikornbank PCL NVDR		164,400	920,241
PTT Exploration & Production PCL	‡	183,200	959,066
PTT PCL	‡	292,000	2,953,519

			5,480,598

Turkey—0.5%
Tupras Turkiye Petrol Rafinerileri AS		111,678	2,360,324
Turk Telekomunikasyon AS		736,249	2,563,345
Turkiye Garanti Bankasi AS		237,768	937,947

			5,861,616

United Arab Emirates—0.2%
Dragon Oil plc		274,800	2,543,045

United Kingdom—16.6%
3i Group plc		395,600	2,328,146
AstraZeneca plc (London Exchange)		72,299	3,758,467
Babcock International Group plc		107,300	2,076,248
BAE Systems plc		376,900	2,770,147
BG Group plc		240,600	4,592,973
BP plc		1,896,580	13,296,622
British American Tobacco plc		16,900	889,435
British Sky Broadcasting Group plc		234,200	3,297,890
BT Group plc		456,280	2,526,303
Centrica plc		1,615,700	9,669,823
Compass Group plc		527,600	7,257,653

Vantagepoint International Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diageo plc		39,504	$1,255,731
easyJet plc		203,400	4,202,987
EnQuest plc	*	836,600	1,763,886
GlaxoSmithKline plc		400,184	10,061,725
Hammerson plc REIT		255,000	2,067,304
Home Retail Group plc		1,142,900	3,106,928
HSBC Holdings plc (London Exchange)		787,191	8,520,046
Imperial Tobacco Group plc		134,874	4,985,959
InterContinental Hotels Group plc		32,263	941,800
Johnson Matthey plc		60,364	2,742,993
Land Securities Group plc REIT		198,167	2,945,606
Legal & General Group plc		1,132,600	3,593,916
Liberty Global plc, Series A	*	36,330	2,882,785
Liberty Global plc, Series C	*	3,896	293,875
Lloyds Banking Group plc	*	3,717,900	4,426,718
Meggitt plc		285,673	2,537,284
Mondi plc		116,300	1,962,392
National Grid plc		1,125,495	13,295,027
Pace plc		768,500	3,157,325
Prudential plc		69,969	1,301,717
Reckitt Benckiser Group plc		87,600	6,404,877
Rolls-Royce Holdings plc *		395,301	7,112,201
SABMiller plc		119,801	6,093,369
SABMiller plc		66,105	3,378,227
Schroders plc (Non-Voting Shares)		64,500	2,252,574
Smith & Nephew plc		394,900	4,926,770
Standard Chartered plc (Hong Kong Exchange)		40,000	967,232
Standard Chartered plc (London Exchange)		268,336	6,428,718
Tesco plc		3,282,585	19,083,384
TUI Travel plc		577,200	3,434,992
Unilever plc		333,054	12,949,230
Vodafone Group plc		2,979,754	10,458,415
William Hill plc		294,300	1,918,914
WPP plc		161,223	3,313,142

			217,231,756

United States—0.9%
Catamaran Corp.	*	34,400	1,580,319
Schlumberger Ltd.		51,019	4,508,039
Valeant Pharmaceuticals International, Inc.	*	30,200	3,148,857
Yum! Brands, Inc.		42,700	3,048,353

			12,285,568

TOTAL COMMON STOCKS (Cost $1,092,854,901)			1,282,969,735

PREFERRED STOCKS—0.7%
Germany—0.7%
Draegerwerk AG & Co. KGaA	†	15,506	1,974,616
Henkel AG & Co. KGaA		74,876	7,716,564

TOTAL PREFERRED STOCKS (Cost $8,447,911)			9,691,180

MONEY MARKET FUNDS—4.5%
Institutional Money Market Funds—4.5%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	8,500,000	8,500,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint International Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥14,324,168	$14,324,168
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	5,104,499	5,104,499
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	5,300,000	5,300,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%	††¥	8,500,000	8,500,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	8,500,000	8,500,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	8,500,000	8,500,000

TOTAL MONEY MARKET FUNDS (Cost $58,728,667)			58,728,667

TOTAL INVESTMENTS—103.2% (Cost $1,160,031,479)			1,351,389,582
Other assets less liabilities—(3.2%)			(41,587,531)

NET ASSETS—100.0%			$1,309,802,051

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
CVA	Dutch Certificate of Shares
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint International Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Oil, Gas & Consumable Fuels	9.4%
Pharmaceuticals	8.8%
Insurance	7.4%
Food & Staples Retailing	5.3%
Diversified Telecommunication Services	4.5%
Commercial Banks	4.2%
Chemicals	3.8%
Food Products	3.2%
Automobiles	3.1%
Hotels, Restaurants & Leisure	2.3%
Media	2.2%
Multi-Utilities	2.2%
Wireless Telecommunication Services	2.1%
Machinery	2.1%
Beverages	2.1%
Real Estate Management & Development	1.9%
Semiconductors & Semiconductor Equipment	1.8%
Health Care Equipment & Supplies	1.8%
Personal Products	1.7%
Auto Components	1.7%
Aerospace & Defense	1.7%
Electric Utilities	1.7%
Specialty Retail	1.6%
Building Products	1.3%
Internet Software & Services	1.2%
Electrical Equipment	1.2%
Electronic Equipment, Instruments & Components	1.0%
Biotechnology	1.0%
Real Estate Investment Trusts (REITs)	1.0%
Tobacco	1.0%
Diversified Financial Services	0.9%
Textiles, Apparel & Luxury Goods	0.9%
Office Electronics	0.9%
Energy Equipment & Services	0.8%
Capital Markets	0.8%
Gas Utilities	0.8%
Metals & Mining	0.6%
IT Services	0.6%
Industrial Conglomerates	0.6%
Health Care Providers & Services	0.5%
Air Freight & Logistics	0.5%
Airlines	0.5%
Construction Materials	0.5%
Household Products	0.5%
Containers & Packaging	0.4%
Commercial Services & Supplies	0.3%
Consumer Finance	0.3%
Professional Services	0.3%
Thrifts & Mortgage Finance	0.3%
Transportation Infrastructure	0.3%
Software	0.3%
Construction & Engineering	0.3%
Communications Equipment	0.3%
Paper & Forest Products	0.3%
Computers & Peripherals	0.2%
Independent Power Producers & Energy Traders	0.2%
Trading Companies & Distributors	0.2%
Distributors	0.2%
Internet & Catalog Retail	0.2%
Road & Rail	0.2%

TOTAL COMMON STOCKS	98.0%

Vantagepoint International Fund
PREFERRED STOCKS
Household Products	0.6%
Health Care Equipment & Supplies	0.1%

TOTAL PREFERRED STOCKS	0.7%

MONEY MARKET FUNDS
Institutional Money Market Funds	4.5%

TOTAL INVESTMENTS	103.2%
Other assets less liabilities	(3.2)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
		Shares	Value
COMMON STOCKS—3.0%
Automobiles—0.2%
Toyota Motor Corp. (Japan)		31,000	$1,988,264

Beverages—0.1%
Cia de Bebidas das Americas (Preference) ADR (Brazil)		27,380	1,050,023

Capital Markets—0.2%
Franklin Resources, Inc.		20,400	1,031,220
T. Rowe Price Group, Inc.		12,000	863,160

			1,894,380

Commercial Banks—0.1%
HSBC Holdings plc (London Exchange) (United Kingdom)		86,000	930,808

Communications Equipment—0.1%
Telefonaktiebolaget LM Ericsson, Class B (Sweden)		70,000	932,312

Computers & Peripherals—0.2%
Apple, Inc.		3,500	1,668,625
Catcher Technology Co. Ltd. (Taiwan)		185,000	979,066

			2,647,691

Diversified Financial Services—0.3%
Citigroup, Inc.		18,800	911,988
JPMorgan Chase & Co.		36,600	1,891,854

			2,803,842

Electrical Equipment—0.0%
ABB Ltd. (Registered) (Switzerland)	*	30,000	708,579

Energy Equipment & Services—0.3%
Schlumberger Ltd.		37,036	3,272,501

IT Services—0.1%
Accenture plc, Class A (Ireland)		12,850	946,274

Semiconductors & Semiconductor Equipment—0.6%
MediaTek, Inc. (Taiwan)		82,000	1,012,888
Samsung Electronics Co. Ltd. (Korea, Republic of)		2,100	2,671,187
SK Hynix, Inc. (Korea, Republic of)	*	33,500	943,410
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)		106,235	1,801,745

			6,429,230

Software—0.3%
SAP AG (Germany)		38,150	2,821,385

Textiles, Apparel & Luxury Goods—0.5%
Cie Financiere Richemont SA (Registered) (Switzerland)		10,500	1,052,056
Swatch Group AG (The) (Bearer) (Switzerland)		6,300	4,057,339

			5,109,395

TOTAL COMMON STOCKS (Cost $28,322,856)			31,534,684

CONVERTIBLE PREFERRED STOCKS—2.8%
Aerospace & Defense—0.5%
United Technologies Corp. 7.500%		78,300	5,073,057

Automobiles—0.5%
General Motors Co., Series B 4.750%		99,000	4,964,850

Vantagepoint Diversifying Strategies Fund
			Shares	Value
CONVERTIBLE PREFERRED STOCKS—(Continued)
Electric Utilities—0.7%
NextEra Energy, Inc. 5.889%		*	17,000	$928,880
NextEra Energy, Inc. 5.599%		*	70,500	3,915,570
PPL Corp. 8.750%		*	35,900	1,928,907

				6,773,357

Insurance—0.6%
Maiden Holdings Ltd., Series B (Bermuda) 7.250%		*	20,350	1,009,767
MetLife, Inc. 5.000%		*	196,400	5,628,824

				6,638,591

Oil, Gas & Consumable Fuels—0.5%
Chesapeake Energy Corp., Perpetual 5.750%		^	4,776	5,377,179

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $28,161,463)				28,827,034

Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—32.7%
Aerospace & Defense—0.1%
United Technologies Corp.
0.759%	06/01/2015	#§	$1,055,000	1,062,451

Auto Components—0.2%
Goodyear Tire & Rubber Co. (The)
7.000%	05/15/2022		825,000	862,125
6.500%	03/01/2021		500,000	511,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
7.750%	01/15/2016	§	1,035,000	1,069,931

				2,443,306

Automobiles—0.7%
Daimler Finance North America LLC
2.300%	01/09/2015	^§	1,480,000	1,503,778
1.875%	09/15/2014	^	870,000	879,504
1.300%	07/31/2015	^	910,000	914,433
1.250%	01/11/2016	^	740,000	740,346
0.945%	08/01/2016	#^	580,000	581,710
0.870%	01/09/2015	#^	780,000	783,004
Nissan Motor Acceptance Corp.
1.000%	03/15/2016	^§	1,920,000	1,907,583

				7,310,358

Beverages—0.9%
Anheuser-Busch InBev Finance, Inc.
0.800%	01/15/2016	§	1,700,000	1,699,657
Anheuser-Busch InBev Worldwide, Inc.
0.800%	07/15/2015		820,000	824,074
Constellation Brands, Inc.
6.000%	05/01/2022		750,000	802,500
Heineken NV (Netherlands)
0.800%	10/01/2015	^§	440,000	439,222
PepsiCo, Inc.
0.700%	08/13/2015		1,810,000	1,813,356
0.472%	02/26/2016	#	980,000	981,068
SABMiller Holdings, Inc.
2.450%	01/15/2017	^	810,000	832,856
1.850%	01/15/2015	^§	1,870,000	1,893,818
0.955%	08/01/2018	#^	550,000	554,042

				9,840,593

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Biotechnology—0.1%
Amgen, Inc.
1.875%	11/15/2014	§	$970,000	$983,745
Gilead Sciences, Inc.
2.400%	12/01/2014	§	420,000	428,833

				1,412,578

Capital Markets—1.4%
Bank of New York Mellon Corp. (The)
0.825%	08/01/2018	#	980,000	981,641
Bank of New York Mellon Corp. (The) MTN
1.200%	02/20/2015	§	300,000	302,791
0.545%	01/31/2014	#	1,000,000	1,000,872
E*TRADE Financial Corp.
6.000%	11/15/2017	§	585,000	618,638
Goldman Sachs Group, Inc. (The)
3.625%	02/07/2016	§	1,575,000	1,658,560
Hutchison Whampoa International 12 II Ltd. (Cayman Islands)
2.000%	11/08/2017	^	530,000	525,145
ING Bank NV (Netherlands)
3.750%	03/07/2017	^	1,500,000	1,576,719
1.891%	09/25/2015	#^	980,000	1,001,309
Morgan Stanley
1.512%	02/25/2016	#§	1,990,000	2,008,668
Morgan Stanley MTN
1.546%	04/25/2018	#§	3,090,000	3,104,359
Nomura Holdings, Inc. MTN (Japan)
1.704%	09/13/2016	#§	1,510,000	1,526,418
TD Ameritrade Holding Corp.
4.150%	12/01/2014	§	760,000	791,080

				15,096,200

Chemicals—0.3%
Airgas, Inc.
2.850%	10/01/2013		1,270,000	1,270,068
Ashland, Inc.
3.000%	03/15/2016		400,000	407,000
Ecolab, Inc.
2.375%	12/08/2014	§	600,000	611,652
1.000%	08/09/2015	§	230,000	230,212
EI du Pont de Nemours & Co.
0.671%	03/25/2014	#§	620,000	621,404

				3,140,336

Commercial Banks—7.4%
ANZ New Zealand Int’l Ltd. (New Zealand)
1.125%	03/24/2016	^§	1,220,000	1,218,402
Australia & New Zealand Banking Group Ltd. (Australia)
0.824%	05/15/2018	#§	2,570,000	2,570,645
Banco do Brasil SA (Brazil)
4.500%	01/22/2015	^§	1,200,000	1,248,000
Banco do Nordeste do Brasil SA (Brazil)
3.625%	11/09/2015	^§	1,320,000	1,346,400
Bancolombia SA (Colombia)
4.250%	01/12/2016	§	300,000	311,250
Bank of Montreal MTN (Canada)
0.870%	04/09/2018	#§	1,260,000	1,262,519
0.800%	11/06/2015	§	1,140,000	1,142,371
0.788%	07/15/2016	#	980,000	984,468
0.726%	09/11/2015	#	930,000	935,201
Bank of Nova Scotia (Canada)
1.850%	01/12/2015	§	2,000,000	2,035,562
0.788%	07/15/2016	#	880,000	883,769

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.750%	10/09/2015	§	$1,780,000	$1,780,724
Bank of Tokyo-Mitsubishi UFJ Ltd. (The) (Japan)
0.712%	02/26/2016	#^§	2,150,000	2,156,495
Barclays Bank plc (United Kingdom)
3.900%	04/07/2015	§	925,000	966,419
1.308%	01/13/2014	#	880,000	882,410
BB&T Corp.
0.964%	04/28/2014	#	850,000	852,745
BB&T Corp. MTN
1.600%	08/15/2017		480,000	477,056
BBVA Banco Continental SA (Peru)
2.250%	07/29/2016	^§	770,000	754,600
BNP Paribas SA MTN (France)
3.600%	02/23/2016		930,000	982,878
Canadian Imperial Bank of Commerce (Canada)
0.900%	10/01/2015	§	2,280,000	2,287,677
CBQ Finance Ltd. (Bermuda)
5.000%	11/18/2014	^	750,000	780,214
CIT Group, Inc.
5.000%	08/15/2022		600,000	589,063
Commonwealth Bank of Australia (Australia)
0.752%	09/20/2016	#^	830,000	831,585
Credit Agricole SA (France)
1.428%	04/15/2016	#^	1,350,000	1,365,034
1.096%	10/03/2016	#^	2,050,000	2,051,510
Credit Suisse (Switzerland)
1.228%	01/14/2014	#	1,000,000	1,002,599
Discover Bank
2.000%	02/21/2018	§	1,980,000	1,937,937
Hana Bank (Korea, Republic of)
1.375%	02/05/2016	^	255,000	252,127
HSBC Bank plc (United Kingdom)
0.904%	05/15/2018	#^§	2,500,000	2,505,152
Huntington National Bank (The)
1.350%	08/02/2016		400,000	400,011
KeyBank NA, Bank Note
4.950%	09/15/2015		600,000	641,432
KeyCorp MTN
3.750%	08/13/2015		630,000	662,225
Macquarie Bank Ltd. (Australia)
3.450%	07/27/2015	^§	1,210,000	1,255,179
2.000%	08/15/2016	^	2,440,000	2,454,440
Manufacturers & Traders Trust Co., Bank Note
0.558%	03/07/2016	#	800,000	797,625
National Australia Bank Ltd. (Australia)
0.900%	01/20/2016	§	1,720,000	1,718,870
0.816%	07/25/2016	#§	1,800,000	1,807,780
0.566%	01/22/2015	#^	870,000	872,567
National Bank of Canada (Canada)
1.500%	06/26/2015	§	600,000	608,452
Nordea Bank AB (Sweden)
0.875%	05/13/2016	^	1,850,000	1,836,917
0.725%	05/13/2016	#^	840,000	843,186
Oversea-Chinese Banking Corp. Ltd. (Singapore)
1.625%	03/13/2015	^	800,000	811,752
Regions Financial Corp.
2.000%	05/15/2018	§	1,150,000	1,117,477
Royal Bank of Canada MTN (Canada)
0.850%	03/08/2016	§	2,300,000	2,294,547
0.501%	01/06/2015	#	850,000	851,980
Societe Generale SA (France)
1.574%	12/13/2013	#^	1,000,000	1,001,935
1.328%	10/01/2018	#	2,590,000	2,600,161

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Sumitomo Mitsui Banking Corp. (Japan)
0.936%	07/19/2016	#	$450,000	$453,054
0.900%	01/18/2016	§	1,070,000	1,067,124
SunTrust Bank
0.552%	08/24/2015	#§	450,000	445,514
Svenska Handelsbanken AB (Sweden)
0.700%	03/21/2016	#§	2,580,000	2,587,438
Toronto-Dominion Bank (The) MTN (Canada)
2.500%	07/14/2016	§	1,000,000	1,039,937
0.716%	09/09/2016	#	1,650,000	1,654,110
Union Bank NA
1.209%	06/06/2014	#	1,360,000	1,368,012
US Bank NA, Bank Note
0.548%	10/14/2014	#§	1,500,000	1,501,640
Wachovia Bank NA, Bank Note
4.800%	11/01/2014	§	1,390,000	1,453,239
Wells Fargo & Co.
1.170%	06/26/2015	#	1,000,000	1,011,622
0.895%	04/23/2018	#§	1,040,000	1,042,573
Westpac Banking Corp. (Australia)
1.011%	09/25/2015	#§	2,540,000	2,566,937
Westpac Banking Corp. MTN (Australia)
0.950%	01/12/2016	§	2,520,000	2,524,591

				77,687,139

Computers & Peripherals—0.5%
Apple, Inc.
0.516%	05/03/2018	#	850,000	847,517
0.450%	05/03/2016	§	1,170,000	1,162,559
0.316%	05/03/2016	#§	715,000	715,289
Hewlett-Packard Co.
2.350%	03/15/2015	§	1,200,000	1,220,651
1.802%	09/19/2014	#	900,000	909,131

				4,855,147

Consumer Finance—3.5%
American Express Centurion Bank
0.715%	11/13/2015	#	890,000	893,330
American Express Co.
0.852%	05/22/2018	#§	1,770,000	1,769,890
American Express Credit Corp.
1.100%	06/24/2014	#§	1,570,000	1,578,814
0.774%	07/29/2016	#§	1,600,000	1,606,051
American Express Credit Corp. MTN
1.750%	06/12/2015	§	530,000	539,884
American Honda Finance Corp.
1.450%	02/27/2015	^§	2,410,000	2,434,134
0.637%	05/26/2016	#^§	1,120,000	1,123,275
Banque PSA Finance SA (France)
2.174%	04/04/2014	#^§	1,360,000	1,354,896
Capital One Financial Corp.
2.125%	07/15/2014	§	1,780,000	1,800,080
Caterpillar Financial Services Corp. MTN
0.616%	02/09/2015	#	1,200,000	1,204,334
0.502%	02/26/2016	#	800,000	800,909
Caterpillar Financial Services Corp., Series G MTN
1.375%	05/20/2014	§	1,700,000	1,712,043
Ford Motor Credit Co. LLC
3.875%	01/15/2015	§	2,620,000	2,710,670
3.000%	06/12/2017	§	1,275,000	1,311,656
1.516%	05/09/2016	#§	1,270,000	1,288,122
General Motors Financial Co., Inc.
4.750%	08/15/2017	^§	1,130,000	1,175,200

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.750%	05/15/2016	^	$620,000	$619,613
HSBC USA, Inc.
2.375%	02/13/2015	§	680,000	695,497
1.130%	09/24/2018	#§	1,750,000	1,756,361
International Lease Finance Corp.
6.500%	09/01/2014	^	600,000	625,500
John Deere Capital Corp. MTN
1.600%	03/03/2014	§	2,720,000	2,735,319
0.424%	06/16/2014	#	850,000	851,144
PACCAR Financial Corp. MTN
1.050%	06/05/2015		320,000	322,341
0.750%	05/16/2016		380,000	378,440
0.700%	11/16/2015		910,000	911,345
0.510%	06/05/2014	#§	380,000	380,726
Toyota Motor Credit Corp.
0.875%	07/17/2015		810,000	815,987
Volkswagen International Finance NV (Netherlands)
1.625%	03/22/2015	^	1,600,000	1,621,134
1.000%	03/21/2014	#^	1,250,000	1,254,903

				36,271,598

Containers & Packaging—0.0%
Bemis Co., Inc.
5.650%	08/01/2014	§	290,000	301,801

Diversified Financial Services—2.9%
Bank of America Corp.
4.500%	04/01/2015	§	600,000	630,342
3.700%	09/01/2015		1,370,000	1,432,924
1.500%	10/09/2015	§	360,000	362,148
Bank of America Corp. MTN
1.320%	03/22/2018	#§	1,700,000	1,707,131
1.250%	01/11/2016		570,000	569,757
1.070%	03/22/2016	#	840,000	843,645
Bank of America Corp., Series 1
3.750%	07/12/2016		385,000	408,249
Citigroup, Inc.
4.450%	01/10/2017		675,000	731,428
2.250%	08/07/2015	§	1,540,000	1,570,828
1.038%	04/01/2016	#§	2,420,000	2,427,035
CME Group, Inc.
5.750%	02/15/2014	§	1,000,000	1,019,193
ERAC USA Finance LLC
2.250%	01/10/2014	^	630,000	632,706
1.400%	04/15/2016	^	260,000	258,978
General Electric Capital Corp.
5.900%	05/13/2014	§	430,000	444,862
2.150%	01/09/2015	§	1,740,000	1,776,655
1.625%	07/02/2015	§	1,100,000	1,116,679
1.000%	12/11/2015		1,310,000	1,312,273
General Electric Capital Corp. MTN
0.919%	07/12/2016	#§	2,100,000	2,108,944
General Electric Capital Corp., Series A
3.750%	11/14/2014	§	750,000	778,115
Harley-Davidson Financial Services, Inc.
1.150%	09/15/2015	^§	915,000	916,767
Hyundai Capital America
1.625%	10/02/2015	^§	1,010,000	1,012,112
JPMorgan Chase & Co.
5.250%	05/01/2015	§	1,335,000	1,421,202
1.166%	01/25/2018	#§	1,300,000	1,309,635
JPMorgan Chase & Co. MTN
1.100%	10/15/2015	§	780,000	781,885

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.882%	02/26/2016	#	$870,000	$872,014
MPH Intermediate Holding Co. 2
8.375%	08/01/2018	^	1,250,000	1,285,156
NASDAQ OMX Group, Inc. (The)
4.000%	01/15/2015	§	1,210,000	1,251,117
National Rural Utilities Cooperative Finance Corp.
1.000%	02/02/2015	§	470,000	473,365
National Rural Utilities Cooperative Finance Corp. MTN
0.524%	04/04/2014	#§	420,000	420,480

				29,875,625

Diversified Telecommunication Services—1.3%
AT&T, Inc.
0.875%	02/13/2015	§	3,410,000	3,419,470
British Telecommunications plc (United Kingdom)
1.625%	06/28/2016		430,000	432,610
1.377%	12/20/2013	#	1,000,000	1,002,231
CC Holdings GS V LLC/Crown Castle GS III Corp.
2.381%	12/15/2017		430,000	424,333
CenturyLink, Inc., Series T
5.800%	03/15/2022		650,000	615,875
Frontier Communications Corp.
8.500%	04/15/2020		1,080,000	1,198,800
Hughes Satellite Systems Corp.
7.625%	06/15/2021		1,290,000	1,396,425
Telecom Italia Capital SA (Luxembourg)
5.250%	11/15/2013		280,000	281,283
Verizon Communications, Inc.
2.002%	09/14/2018	#	860,000	905,365
1.782%	09/15/2016	#	900,000	927,378
0.459%	03/06/2015	#^	1,500,000	1,496,364
Vivendi SA (France)
2.400%	04/10/2015	^	650,000	663,906
Windstream Corp.
7.875%	11/01/2017	§	990,000	1,108,800

				13,872,840

Electric Utilities—0.7%
Duke Energy Corp.
3.950%	09/15/2014	§	290,000	299,220
Georgia Power Co.
0.574%	03/15/2016	#§	470,000	470,087
NextEra Energy Capital Holdings, Inc.
2.600%	09/01/2015	§	2,000,000	2,060,430
1.611%	06/01/2014	§	340,000	342,223
1.339%	09/01/2015	§	2,040,000	2,048,048
1.200%	06/01/2015	§	130,000	130,749
NSTAR Electric Co.
0.503%	05/17/2016	#	720,000	718,240
Xcel Energy, Inc.
0.750%	05/09/2016	§	860,000	854,520

				6,923,517

Electrical Equipment—0.1%
Eaton Corp.
0.950%	11/02/2015	^§	980,000	980,611

Energy Equipment & Services—0.4%
Cameron International Corp.
1.191%	06/02/2014	#	1,010,000	1,014,458
Nabors Industries, Inc.
2.350%	09/15/2016	^	1,550,000	1,557,639
National Oilwell Varco, Inc.
1.350%	12/01/2017		930,000	916,063

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Precision Drilling Corp. (Canada)
6.625%	11/15/2020		$925,000	$982,813

				4,470,973

Food & Staples Retailing—0.4%
Kroger Co. (The)
2.200%	01/15/2017		750,000	763,977
Safeway, Inc.
1.756%	12/12/2013	#	1,230,000	1,233,139
Walgreen Co.
1.000%	03/13/2015	§	650,000	652,146
0.754%	03/13/2014	#	910,000	911,420
Wal-Mart Stores, Inc.
0.600%	04/11/2016	§	180,000	179,377

				3,740,059

Food Products—1.0%
ARAMARK Corp.
5.750%	03/15/2020	^§	720,000	730,800
Campbell Soup Co.
0.565%	08/01/2014	#§	560,000	560,666
ConAgra Foods, Inc.
1.350%	09/10/2015		220,000	221,897
1.300%	01/25/2016	§	510,000	510,822
General Mills, Inc.
0.564%	01/29/2016	#§	240,000	240,314
Hawk Acquisition Sub, Inc.
4.250%	10/15/2020	^§	1,200,000	1,147,500
Ingredion, Inc.
3.200%	11/01/2015		350,000	363,956
Kellogg Co.
1.125%	05/15/2015	§	1,100,000	1,109,283
0.495%	02/13/2015	#§	270,000	270,434
Kraft Foods Group, Inc.
1.625%	06/04/2015	§	500,000	508,000
Mondelez International, Inc.
5.250%	10/01/2013		390,000	390,047
Unilever Capital Corp.
0.450%	07/30/2015		680,000	677,910
Want Want China Finance Ltd. (Cayman Islands)
1.875%	05/14/2018	^§	850,000	813,691
Wm. Wrigley Jr. Co.
3.700%	06/30/2014	^	2,510,000	2,560,526

				10,105,846

Gas Utilities—0.1%
AmeriGas Partners LP/AmeriGas Finance Corp.
6.250%	08/20/2019	§	800,000	832,000

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.
0.950%	06/01/2016		350,000	350,929
Covidien International Finance SA (Luxembourg)
1.350%	05/29/2015	§	400,000	404,075
Stryker Corp.
3.000%	01/15/2015	§	790,000	814,718

				1,569,722

Health Care Providers & Services—0.7%
Express Scripts Holding Co.
2.750%	11/21/2014	§	1,500,000	1,532,933
2.100%	02/12/2015	§	330,000	335,379
HCA Holdings, Inc.
7.750%	05/15/2021		600,000	639,750

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Quest Diagnostics, Inc.
1.100%	03/24/2014	#§	$890,000	$892,633
UnitedHealth Group, Inc.
0.850%	10/15/2015	§	180,000	180,545
Ventas Realty LP
1.550%	09/26/2016		906,000	907,872
WellPoint, Inc.
2.375%	02/15/2017	§	1,645,000	1,674,957
1.250%	09/10/2015	§	1,060,000	1,067,723

				7,231,792

Hotels, Restaurants & Leisure—0.1%
Carnival Corp. (Panama)
1.875%	12/15/2017		320,000	313,767
1.200%	02/05/2016		450,000	447,432

				761,199

Household Products—0.1%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC
9.875%	08/15/2019		1,000,000	1,090,000

Industrial Conglomerates—0.1%
Danaher Corp.
1.300%	06/23/2014	§	500,000	503,606
Tyco Electronics Group SA (Luxembourg)
1.600%	02/03/2015	§	310,000	312,416

				816,022

Insurance—0.7%
Allstate Corp. (The)
6.200%	05/16/2014	§	510,000	528,460
American International Group, Inc.
2.375%	08/24/2015		460,000	470,254
Hartford Financial Services Group, Inc.
4.000%	03/30/2015	§	570,000	594,046
MetLife Institutional Funding II
0.641%	01/06/2015	#^§	500,000	501,857
MetLife, Inc.
2.375%	02/06/2014	§	470,000	473,404
Metropolitan Life Global Funding I
0.798%	07/15/2016	#^	980,000	982,843
Pricoa Global Funding I
0.532%	08/19/2015	#^	490,000	490,192
Principal Life Global Funding II
1.000%	12/11/2015	^§	1,150,000	1,152,245
Prudential Financial, Inc.
1.044%	08/15/2018	#	800,000	802,099
Prudential Financial, Inc., Series B MTN
4.750%	04/01/2014	§	600,000	612,751
QBE Insurance Group Ltd. (Australia)
2.400%	05/01/2018	^	460,000	448,627

				7,056,778

Internet & Catalog Retail—0.2%
Amazon.com, Inc.
0.650%	11/27/2015	§	2,020,000	2,017,863

Internet Software & Services—0.1%
Baidu, Inc. (Cayman Islands)
2.250%	11/28/2017	§	560,000	552,212
Equinix, Inc.
5.375%	04/01/2023		775,000	736,250

				1,288,462

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
IT Services—0.5%
Alliance Data Systems Corp.
5.250%	12/01/2017	^	$1,000,000	$1,030,000
Computer Sciences Corp.
2.500%	09/15/2015		300,000	307,203
Fidelity National Information Services, Inc.
2.000%	04/15/2018		470,000	458,315
Total System Services, Inc.
2.375%	06/01/2018		1,640,000	1,601,655
Western Union Co. (The)
1.262%	08/21/2015	#§	1,800,000	1,808,246

				5,205,419

Life Sciences Tools & Services—0.1%
Life Technologies Corp.
3.500%	01/15/2016	§	1,500,000	1,559,887

Machinery—0.1%
Terex Corp.
6.500%	04/01/2020		1,135,000	1,197,425

Marine—0.1%
Far East Capital Ltd. SA (Luxembourg)
8.000%	05/02/2018	^§	750,000	654,375

Media—0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.250%	09/30/2022		925,000	860,250
COX Communications, Inc.
5.450%	12/15/2014	§	160,000	169,065
DirecTV Holdings LLC/DirecTV Financing Co., Inc.
4.750%	10/01/2014	§	630,000	654,922
3.125%	02/15/2016	§	570,000	589,579
DISH DBS Corp.
6.625%	10/01/2014	§	850,000	894,625
4.625%	07/15/2017	§	1,120,000	1,150,800
Gannett Co., Inc.
5.125%	07/15/2020	^	250,000	246,250
Mediacom LLC/Mediacom Capital Corp.
7.250%	02/15/2022		800,000	840,000
NBCUniversal Enterprise, Inc.
0.953%	04/15/2018	#^§	690,000	694,048
0.805%	04/15/2016	#^§	340,000	341,925
NBCUniversal Media LLC
2.100%	04/01/2014		1,600,000	1,613,128
Time Warner, Inc.
3.150%	07/15/2015	§	500,000	520,673
Viacom, Inc.
4.375%	09/15/2014	§	500,000	516,254

				9,091,519

Metals & Mining—1.2%
ArcelorMittal (Luxembourg)
4.250%	08/05/2015	§	1,100,000	1,137,125
Barrick Gold Corp. (Canada)
2.500%	05/01/2018		490,000	467,738
BHP Billiton Finance USA Ltd. (Australia)
1.000%	02/24/2015	§	1,840,000	1,854,545
FMG Resources August 2006 Pty Ltd. (Australia)
8.250%	11/01/2019	^	1,490,000	1,612,925
6.875%	04/01/2022	^	200,000	201,000
6.000%	04/01/2017	^§	835,000	860,050
Freeport-McMoRan Copper & Gold, Inc.
2.150%	03/01/2017		310,000	308,333

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
1.400%	02/13/2015	§	$700,000	$702,074
Glencore Funding LLC
1.628%	01/15/2019	#^§	1,880,000	1,771,878
Rio Tinto Finance USA plc (United Kingdom)
1.125%	03/20/2015	§	800,000	804,363
Xstrata Finance Canada Ltd. (Canada)
2.700%	10/25/2017	^	2,480,000	2,468,845
2.050%	10/23/2015	^§	630,000	632,032

				12,820,908

Multiline Retail—0.1%
Target Corp.
1.125%	07/18/2014	§	600,000	603,896

Oil, Gas & Consumable Fuels—2.1%
BP Capital Markets plc (United Kingdom)
3.875%	03/10/2015	§	805,000	842,985
0.775%	05/10/2018	#§	440,000	439,915
0.700%	11/06/2015	§	1,850,000	1,846,947
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
1.125%	05/09/2016	§	340,000	336,598
ConocoPhillips
4.750%	02/01/2014	§	199,000	201,840
CONSOL Energy, Inc.
8.000%	04/01/2017	§	230,000	245,525
Copano Energy LLC/Copano Energy Finance Corp.
7.125%	04/01/2021		260,000	297,872
Denbury Resources, Inc.
4.625%	07/15/2023		1,200,000	1,104,000
Enbridge, Inc. (Canada)
0.000%	10/01/2016	#	1,310,000	1,311,939
Enterprise Products Operating LLC
1.250%	08/13/2015		320,000	321,827
Husky Energy, Inc. (Canada)
5.900%	06/15/2014	§	550,000	569,961
Marathon Oil Corp.
0.900%	11/01/2015	§	1,080,000	1,080,450
MarkWest Energy Partners LP/MarkWest Energy Finance Corp.
4.500%	07/15/2023		200,000	189,500
Murphy Oil Corp.
2.500%	12/01/2017		500,000	496,769
Petrobras Global Finance BV (Netherlands)
2.000%	05/20/2016	§	1,170,000	1,165,368
Petrohawk Energy Corp.
7.875%	06/01/2015	§	1,000,000	1,020,358
Phillips 66
2.950%	05/01/2017		310,000	321,154
1.950%	03/05/2015	§	310,000	314,811
Plains Exploration & Production Co.
6.500%	11/15/2020	§	1,120,000	1,202,984
Rockies Express Pipeline LLC
3.900%	04/15/2015	^§	770,000	770,000
Sabine Pass LNG LP
7.500%	11/30/2016	§	1,140,000	1,259,700
Tesoro Corp.
4.250%	10/01/2017	§	780,000	803,400
Tesoro Logistics LP/Tesoro Logistics Finance Corp.
6.125%	10/15/2021		500,000	505,000
Total Capital Canada Ltd. (Canada)
0.648%	01/15/2016	#	760,000	764,073
Total Capital International SA (France)
0.835%	08/10/2018	#§	1,470,000	1,478,795

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
TransCanada PipeLines Ltd. (Canada)
3.400%	06/01/2015	§	$630,000	$658,364
0.928%	06/30/2016	#	890,000	896,159
0.750%	01/15/2016	§	300,000	298,453
WPX Energy, Inc.
5.250%	01/15/2017	§	1,145,000	1,213,700

				21,958,447

Pharmaceuticals—0.8%
AbbVie, Inc.
1.750%	11/06/2017	§	1,620,000	1,608,279
1.027%	11/06/2015	#	1,800,000	1,818,180
Merck & Co., Inc.
0.623%	05/18/2018	#§	1,400,000	1,406,757
Mylan, Inc.
1.800%	06/24/2016	^	270,000	271,296
Takeda Pharmaceutical Co. Ltd. (Japan)
1.031%	03/17/2015	^§	2,500,000	2,510,405
Teva Pharmaceutical Finance III BV (Curacao)
0.750%	03/21/2014	#§	470,000	470,664
Zoetis, Inc.
1.150%	02/01/2016	^	170,000	170,782

				8,256,363

Professional Services—0.0%
Equifax, Inc.
4.450%	12/01/2014	§	160,000	166,279

Real Estate Investment Trusts (REITs)—0.5%
Digital Realty Trust LP
4.500%	07/15/2015		630,000	660,413
Duke Realty LP
5.400%	08/15/2014	§	650,000	673,978
HCP, Inc.
2.700%	02/01/2014	§	1,610,000	1,620,196
Health Care REIT, Inc.
3.625%	03/15/2016		564,000	591,902
Simon Property Group LP
4.200%	02/01/2015	§	250,000	259,352
Vornado Realty LP
4.250%	04/01/2015	§	1,240,000	1,287,698

				5,093,539

Road & Rail—0.5%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
4.875%	11/15/2017		840,000	861,000
JB Hunt Transport Services, Inc.
3.375%	09/15/2015	§	970,000	1,003,876
Kansas City Southern de Mexico SA de CV (Mexico)
2.350%	05/15/2020	^	710,000	677,904
Penske Truck Leasing Co. Lp/PTL Finance Corp.
3.125%	05/11/2015	^§	1,400,000	1,441,594
2.500%	03/15/2016	^§	1,100,000	1,121,055
Ryder System, Inc. MTN
2.500%	03/01/2017	§	620,000	626,642

				5,732,071

Semiconductors & Semiconductor Equipment—0.2%
Texas Instruments, Inc.
0.450%	08/03/2015	§	1,380,000	1,377,495
TSMC Global Ltd. (Virgin Islands, British)
1.625%	04/03/2018	^	510,000	492,613

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
0.950%	04/03/2016	^§	$260,000	$256,679

				2,126,787

Software—0.1%
Autodesk, Inc.
1.950%	12/15/2017		490,000	480,760
Oracle Corp.
3.750%	07/08/2014	§	750,000	769,620

				1,250,380

Specialty Retail—0.3%
AmeriGas Finance LLC/AmeriGas Finance Corp.
7.000%	05/20/2022		20,000	20,900
6.750%	05/20/2020		700,000	747,250
L Brands, Inc.
5.625%	02/15/2022		350,000	360,500
Michaels FinCo Holdings LLC/Michaels FinCo, Inc.
8.250%	08/01/2018	^	1,250,000	1,271,875
Sally Holdings LLC/Sally Capital, Inc.
5.750%	06/01/2022		600,000	604,500

				3,005,025

Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co.
6.875%	05/01/2022		950,000	1,011,750

Thrifts & Mortgage Finance—0.1%
Astoria Financial Corp.
5.000%	06/19/2017	§	1,120,000	1,181,643

Tobacco—0.2%
BAT International Finance plc (United Kingdom)
1.400%	06/05/2015	^§	1,460,000	1,473,796
Reynolds American, Inc.
1.050%	10/30/2015	§	510,000	510,525

				1,984,321

Trading Companies & Distributors—0.0%
Aviation Capital Group Corp.
4.625%	01/31/2018	^	490,000	487,708

Wireless Telecommunication Services—0.6%
Rogers Communications, Inc. (Canada)
6.375%	03/01/2014	§	1,390,000	1,423,018
SBA Communications Corp.
5.625%	10/01/2019	§	500,000	493,750
Softbank Corp. (Japan)
4.625%	04/15/2020	^	EUR 100,000	136,638
4.500%	04/15/2020	^	200,000	192,250
Vodafone Group plc (United Kingdom)
4.150%	06/10/2014	§	1,090,000	1,116,691
0.900%	02/19/2016	§	2,580,000	2,576,991

				5,939,338

TOTAL CORPORATE OBLIGATIONS (Cost $338,371,700)				341,381,896

MORTGAGE-BACKED SECURITIES—4.4%
Commercial Mortgage-Backed Securities— 0.3%
Del Coronado Trust, Series 2013-HDC, Class A
0.983%	03/15/2026	#^	1,040,000	1,038,813
LA Arena Funding LLC, Series 1, Class A
7.656%	12/15/2026	^	573,587	620,034
Motel 6 Trust, Series 2012-MTL6, Class A1
1.500%	10/05/2025	^	974,930	968,424

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
National Credit Union Administration Guaranteed Notes, Series 2010-C1, Class A1
1.600%	10/29/2020		$736,443	$743,229

				3,370,500

Non-Agency Mortgage-Backed Securities— 2.6%
Argent Securities, Inc., Series 2006-W3, Class A2B
0.299%	04/25/2036	#	68,613	25,950
Bank of America Mortgage Securities, Inc., Series 2002-K, Class 1A4
2.747%	10/20/2032	#	537,017	544,331
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-3, Class 2A1
5.000%	04/25/2019		80,640	83,145
Credit Suisse Mortgage Capital Certificates, Series 2011-1R, Class A1
1.179%	02/27/2047	#^	2,451,065	2,440,777
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR2, Class AD
1.550%	04/25/2043	#^	2,690,455	2,596,815
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR3, Class A3
1.550%	05/25/2043	#^§	1,359,146	1,253,319
Fosse Master Issuer plc, Series 2012-1A, Class 2A2 (United Kingdom)
1.663%	10/18/2054	#^	4,040,000	4,095,857
GSAMP Trust, Series 2004-SEA2, Class M1
0.829%	03/25/2034	#	1,700,000	1,693,054
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2
2.500%	03/25/2043	#^	1,098,561	1,044,376
Option One Mortgage Loan Trust, Series 2005-4, Class A3
0.439%	11/25/2035	#	524,920	516,912
Saxon Asset Securities Trust, Series 2005-4, Class A2C
0.429%	11/25/2037	#	117,788	117,776
Sequoia Mortgage Trust, Series 2012-1, Class 1A1
2.865%	01/25/2042	#	1,318,984	1,314,804
Sequoia Mortgage Trust, Series 2012-2, Class A2
3.500%	04/25/2042	#	1,235,390	1,244,525
Sequoia Mortgage Trust, Series 2013-1, Class 1A1
1.450%	02/25/2043	#	1,270,878	1,244,509
Sequoia Mortgage Trust, Series 2013-4, Class A3
1.550%	04/25/2043	#§	1,817,137	1,756,414
Springleaf Mortgage Loan Trust, Series 2012-2A, Class A
2.220%	10/25/2057	#^	734,622	746,355
Springleaf Mortgage Loan Trust, Series 2012-3A, Class A
1.570%	12/25/2059	#^	934,888	928,171
Springleaf Mortgage Loan Trust, Series 2013-1A, Class A
1.270%	06/25/2058	#^	2,630,414	2,593,465
Springleaf Mortgage Loan Trust, Series 2013-2A, Class A
1.780%	12/25/2065	#^	953,588	951,267
Structured Asset Investment Loan Trust, Series 2003-BC1, Class A2
0.859%	01/25/2033	#	1,616,989	1,560,682
Thornburg Mortgage Securities Trust, Series 2004-1, Class II2A
1.780%	03/25/2044	#	766,588	762,932

				27,515,436

U.S. Government Agency Mortgage-Backed Securities— 1.5%
Federal Home Loan Mortgage Corp.
3.917%	12/01/2039	#	206,948	221,366
2.385%	09/01/2035	#	3,742,990	3,988,954
Federal National Mortgage Association
5.000%	01/01/2018		542,194	578,028
3.126%	07/01/2041	#	3,099,575	3,243,117
3.018%	06/01/2041	#	1,835,070	1,917,844
2.632%	03/01/2036	#§	142,171	150,809
2.395%	03/01/2036	#	1,456,801	1,545,704

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
FHLMC Multifamily Structured Pass Through Certificates, Series KF01, Class A
0.529%	04/25/2019	#	$940,879	$942,183
Government National Mortgage Association, Series 2004-19, Class FC
0.480%	03/20/2034	#§	203,733	203,809
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 1A
0.632%	10/07/2020	#	1,199,367	1,206,239
National Credit Union Administration Guaranteed Notes, Series 2010-R1, Class 2A
1.840%	10/07/2020		243,090	243,547
National Credit Union Administration Guaranteed Notes, Series 2011-R4, Class 1A
0.562%	03/06/2020	#	1,048,129	1,050,739

				15,292,339

TOTAL MORTGAGE-BACKED SECURITIES (Cost $46,320,303)				46,178,275

CONVERTIBLE DEBT OBLIGATIONS—35.4%
Aerospace & Defense—0.9%
Alliant Techsystems, Inc.
3.000%	08/15/2024		3,995,000	5,240,941
L-3 Communications Holdings, Inc.
3.000%	08/01/2035		4,200,000	4,593,750

				9,834,691

Beverages—0.4%
Asahi Group Holdings Ltd. (Japan)
0.000%	05/26/2028		JPY 360,000,000	4,709,904

Biotechnology—0.1%
Gilead Sciences, Inc., Series D
1.625%	05/01/2016		565,000	1,565,406

Building Products—0.1%
Griffon Corp.
4.000%	01/15/2017	^	1,260,000	1,407,263

Capital Markets—1.8%
Ares Capital Corp.
5.750%	02/01/2016		867,000	935,276
4.750%	01/15/2018	^	2,900,000	2,963,437
Jefferies Group LLC
3.875%	11/01/2029		226,000	237,724
Prospect Capital Corp.
5.875%	01/15/2019	^	1,960,000	2,018,800
5.375%	10/15/2017		1,750,000	1,836,410
Temasek Financial III Pte Ltd. (Singapore)
0.000%	10/24/2014		SGD 7,750,000	6,430,174
Walter Investment Management Corp.
4.500%	11/01/2019		3,850,000	4,052,125

				18,473,946

Commercial Services & Supplies—0.1%
Covanta Holding Corp.
3.250%	06/01/2014		950,000	1,310,406

Communications Equipment—0.3%
Arris Group, Inc.
2.000%	11/15/2026		2,720,000	2,924,000

Computers & Peripherals—0.7%
Pegatron Corp., Series 4938 (Taiwan)
0.000%	02/06/2017		2,600,000	3,065,400

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
SanDisk Corp.
1.500%	08/15/2017		$3,225,000	$4,281,187

				7,346,587

Construction Materials—0.2%
Buzzi Unicem SpA, Series BZU (Italy)
1.375%	07/17/2019		EUR 1,500,000	2,084,810

Containers & Packaging—0.6%
Owens-Brockway Glass Container, Inc.
3.000%	06/01/2015	^	5,655,000	5,877,666

Diversified Financial Services—0.8%
Industrivarden AB, Series INDU (Sweden)
2.500%	02/27/2015		EUR 4,750,000	8,154,642

Diversified Telecommunication Services—0.2%
Inmarsat plc, Series ISAT (United Kingdom)
1.750%	11/16/2017		1,900,000	2,565,000

Electrical Equipment—0.3%
General Cable Corp.
0.875%	11/15/2013		3,000,000	2,998,586

Electronic Equipment, Instruments & Components—0.3%
TTM Technologies, Inc.
3.250%	05/15/2015		3,100,000	3,181,375

Energy Equipment & Services—1.4%
Bristow Group, Inc.
3.000%	06/15/2038		2,265,000	2,788,781
Exterran Holdings, Inc.
4.250%	06/15/2014		1,800,000	2,247,750
Hornbeck Offshore Services, Inc.
1.625%	11/15/2026		1,990,000	2,356,160
SEACOR Holdings, Inc.
2.500%	12/15/2027	^	2,125,000	2,589,844
Technip SA, Series TEC (France)
0.500%	01/01/2016		EUR 858,257	1,380,645
0.250%	01/01/2017		EUR 2,152,416	3,388,819

				14,751,999

Food Products—0.3%
Archer-Daniels-Midland Co.
0.875%	02/15/2014		2,580,000	2,628,375

Health Care Equipment & Supplies—2.0%
Alere, Inc.
3.000%	05/15/2016		3,075,000	3,257,578
Hologic, Inc.
2.000%	12/15/2043		1,340,000	1,400,300
Hologic, Inc., Series 2010
2.000%	12/15/2037		2,410,000	2,717,275
Hologic, Inc., Series 2012
2.000%	03/01/2042		4,435,000	4,468,262
Integra LifeSciences Holdings Corp.
1.625%	12/15/2016		3,850,000	3,912,563
NuVasive, Inc.
2.750%	07/01/2017		4,985,000	4,885,300

				20,641,278

Health Care Providers & Services—1.5%
LifePoint Hospitals, Inc.
3.500%	05/15/2014		5,095,000	5,387,962
Omnicare, Inc., Series OCR
3.250%	12/15/2035		4,855,000	5,182,713

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
WellPoint, Inc.
2.750%	10/15/2042	^	$3,860,000	$4,933,562

				15,504,237

Hotels, Restaurants & Leisure—1.7%
International Game Technology
3.250%	05/01/2014		9,215,000	10,205,613
MGM Resorts International
4.250%	04/15/2015		5,685,000	7,251,928

				17,457,541

Household Durables—1.1%
Jarden Corp.
1.875%	09/15/2018	^	1,070,000	1,289,350
Lennar Corp.
2.000%	12/01/2020	^	1,730,000	2,236,025
Ryland Group, Inc. (The)
0.250%	06/01/2019		4,075,000	3,738,812
Toll Brothers Finance Corp.
0.500%	09/15/2032		3,705,000	3,769,097

				11,033,284

Industrial Conglomerates—1.3%
Danaher Corp.
0.000%	01/22/2021		865,000	1,744,056
Siemens Financieringsmaatschappij NV (Netherlands)
1.050%	08/16/2017		11,250,000	12,201,300

				13,945,356

Insurance—0.4%
Old Republic International Corp.
3.750%	03/15/2018		3,375,000	4,005,703

Internet & Catalog Retail—0.7%
priceline.com, Inc.
1.000%	03/15/2018		3,960,000	5,108,400
0.350%	06/15/2020	^	1,000,000	1,051,875
Shutterfly, Inc.
0.250%	05/15/2018	^	870,000	965,156

				7,125,431

Internet Software & Services—0.7%
Blucora, Inc.
4.250%	04/01/2019	^	670,000	843,362
Dealertrack Technologies, Inc.
1.500%	03/15/2017		1,020,000	1,317,713
WebMD Health Corp.
2.500%	01/31/2018		5,200,000	4,923,750

				7,084,825

IT Services—0.3%
Cap Gemini SA, Series CAP (France)
3.500%	01/01/2014		EUR 1,803,088	3,097,051

Life Sciences Tools & Services—0.7%
Illumina, Inc.
0.250%	03/15/2016	^	5,950,000	6,805,313

Machinery—1.4%
AGCO Corp.
1.250%	12/15/2036		600,000	893,625
Greenbrier Cos., Inc.
3.500%	04/01/2018		2,980,000	3,212,813
Navistar International Corp.
3.000%	10/15/2014		4,535,000	4,617,197

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
Trinity Industries, Inc.
3.875%	06/01/2036		$5,195,000	$6,328,159

				15,051,794

Media—1.2%
Liberty Interactive LLC
0.750%	03/30/2043	^	960,000	1,088,400
Live Nation Entertainment, Inc.
2.875%	07/15/2027		3,750,000	3,841,406
Omnicom Group, Inc.
0.000%	07/31/2032		4,225,000	5,109,609
Publicis Groupe SA, Series PUB (France)
1.000%	01/18/2018		EUR 1,047,263	2,165,038
XM Satellite Radio, Inc.
7.000%	12/01/2014	^	300,000	648,563

				12,853,016

Metals & Mining—1.6%
ArcelorMittal (Luxembourg)
5.000%	05/15/2014		4,170,000	4,256,006
Glencore Finance Europe SA (Luxembourg)
5.000%	12/31/2014		2,500,000	2,991,250
Goldcorp, Inc. (Canada)
2.000%	08/01/2014		4,220,000	4,270,113
Newmont Mining Corp., Series A
1.250%	07/15/2014		1,065,000	1,076,981
RTI International Metals, Inc.
3.000%	12/01/2015		1,700,000	1,942,250
Steel Dynamics, Inc.
5.125%	06/15/2014		1,725,000	1,888,875

				16,425,475

Oil, Gas & Consumable Fuels—0.9%
Beach Energy Ltd. (Australia)
3.950%	04/03/2017		AUD 3,500,000	3,392,491
Chesapeake Energy Corp.
2.500%	05/15/2037		6,125,000	6,048,437

				9,440,928

Pharmaceuticals—1.8%
ALZA Corp.
0.000%	07/28/2020		1,853,000	2,217,809
Medicines Co. (The)
1.375%	06/01/2017	^	670,000	899,056
Salix Pharmaceuticals Ltd.
1.500%	03/15/2019		3,000,000	3,695,625
Sawai Pharmaceutical Co. Ltd. (Japan)
0.000%	09/17/2015		JPY 295,000,000	4,405,717
Shire plc, Series SHP (Jersey, Channel Islands)
2.750%	05/09/2014		2,463,000	3,102,149
Teva Pharmaceutical Finance Co. LLC, Series C
0.250%	02/01/2026		4,345,000	4,526,947

				18,847,303

Real Estate Investment Trusts (REITs)—2.5%
American Realty Capital Properties, Inc.
3.000%	08/01/2018		6,500,000	6,154,687
Boston Properties LP
3.625%	02/15/2014	^	4,265,000	4,384,953
Extra Space Storage LP
2.375%	07/01/2033	^	6,525,000	6,578,016
Health Care REIT, Inc.
3.000%	12/01/2029		2,690,000	3,333,919

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
CONVERTIBLE DEBT OBLIGATIONS—(Continued)
ProLogis LP
3.250%	03/15/2015		$4,625,000	$5,246,484

				25,698,059

Semiconductors & Semiconductor Equipment—2.0%
Disco Corp. (Japan)
0.000%	12/16/2014		JPY 140,000,000	1,607,305
Lam Research Corp.
0.500%	05/15/2016		6,035,000	6,857,269
Linear Technology Corp., Series A
3.000%	05/01/2027		7,240,000	7,724,175
Micron Technology, Inc.
1.875%	06/01/2014		570,000	724,256
SK Hynix, Inc. (Korea, Republic of)
2.650%	05/14/2015		3,400,000	3,864,100

				20,777,105

Software—2.8%
Electronic Arts, Inc.
0.750%	07/15/2016		6,090,000	6,641,906
Mentor Graphics Corp.
4.000%	04/01/2031		1,300,000	1,709,500
Nuance Communications, Inc.
2.750%	11/01/2031		4,400,000	4,468,750
Rovi Corp.
2.625%	02/15/2040		2,000,000	2,020,000
Salesforce.com, Inc.
0.250%	04/01/2018	^	6,500,000	6,987,500
Take-Two Interactive Software, Inc.
1.000%	07/01/2018		950,000	1,052,125
TIBCO Software, Inc.
2.250%	05/01/2032		5,080,000	5,184,775
Workday, Inc.
1.500%	07/15/2020	^	950,000	1,142,375

				29,206,931

Specialty Retail—0.4%
Group 1 Automotive, Inc.
2.250%	06/15/2036		3,025,000	4,008,125

Textiles, Apparel & Luxury Goods—0.8%
Iconix Brand Group, Inc.
2.500%	06/01/2016		5,765,000	7,116,172
1.500%	03/15/2018	^	1,000,000	1,218,750

				8,334,922

Trading Companies & Distributors—0.2%
Titan Machinery, Inc.
3.750%	05/01/2019		2,570,000	2,296,938

Wireless Telecommunication Services—0.9%
KDDI Corp. (Japan)
0.000%	12/14/2015		JPY 110,000,000	1,972,379
Leap Wireless International, Inc.
4.500%	07/15/2014		3,905,000	3,992,863
SK Telecom Co. Ltd., Series ADS (Korea, Republic of)
1.750%	04/07/2014		2,350,000	3,489,750

				9,454,992

TOTAL CONVERTIBLE DEBT OBLIGATIONS (Cost $346,182,106)				368,910,263

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date				Face	Value
U.S. TREASURY OBLIGATIONS—12.2%
U.S. Treasury Bills—2.3%
U.S. Treasury Bill
0.105%	10/10/2013				$5,500,000	$5,499,945
0.053%	11/14/2013				2,000,000	1,999,971
0.036%	11/29/2013				1,000,000	999,992
0.011%	12/05/2013				5,250,000	5,249,989
0.010%	12/19/2013				10,700,000	10,699,765

						24,449,662

U.S. Treasury Notes—9.9%
U.S. Treasury Note
1.250%	02/15/2014				6,750,000	6,780,456
0.625%	07/15/2016				13,689,000	13,708,781
0.500%	06/15/2016				14,585,000	14,571,903
0.375%	03/15/2016		‡	‡	2,510,000	2,505,587
0.375%	06/30/2015 01/15/2016	-			17,225,000	17,244,733
0.250%	04/30/2014 05/15/2016	-			42,225,000	42,101,963
0.125%	04/30/2015				6,000,000	5,989,338

						102,902,761

TOTAL U.S. TREASURY OBLIGATIONS (Cost $127,304,594)						127,352,423

GOVERNMENT RELATED OBLIGATIONS—1.3%
U.S. Government Agencies—0.6%
Federal Home Loan Bank Discount Notes
0.073%	03/12/2014				3,000,000	2,999,730
Federal National Mortgage Association
0.500%	03/30/2016				3,650,000	3,643,328

						6,643,058

Non-U.S. Government Agencies—0.1%
IPIC Ltd. MTN (Cayman Islands)
3.125%	11/15/2015			^	600,000	623,250
Petrobras International Finance Co. (Cayman Islands)
2.875%	02/06/2015			§	470,000	477,996

						1,101,246

U.S. Municipal Bonds—0.6%
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds (Florida)
1.298%	07/01/2016				1,500,000	1,497,330
Jobsohio Beverage Systems Ohio Statewide Liquor Profits, Series B (Ohio)
0.872%	01/01/2015				510,000	510,673
Orange County California Pension Obligation, Series A (California)
0.610%	11/01/2013				310,000	310,078
South Carolina State Public Service Authority Revenue Bonds, Series 2011-A (South Carolina)
0.883%	06/02/2014			#	1,500,000	1,501,845
South Carolina State Public Service Authority, Series D (South Carolina)
1.054%	06/01/2015			#	1,140,000	1,140,410

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
University of California Revenue Bonds, Series Y-1 (California)
0.763%	07/01/2041	#	$1,000,000	$1,001,350

				5,961,686

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $13,670,351)				13,705,990

ASSET-BACKED SECURITIES—4.4%
Automobiles—2.1%
Ally Auto Receivables Trust Series 2012-SN1, Class A2
0.510%	12/22/2014	§	404,079	404,116
Ally Master Owner Trust Series 2013-1, Class A1
0.632%	02/15/2018	#§	2,200,000	2,197,653
Ally Master Owner Trust Series 2013-2, Class A
0.632%	04/15/2018	#	1,900,000	1,896,876
AmeriCredit Automobile Receivables Trust Series 2012-1, Class A2
0.910%	10/08/2015	§	457,235	457,468
Capital Auto Receivables Asset Trust Series 2013-1, Class A2
0.620%	07/20/2016		1,800,000	1,797,708
Capital Auto Receivables Asset Trust Series 2013-1, Class C
1.740%	10/22/2018		380,000	374,217
Capital Auto Receivables Asset Trust Series 2013-1, Class B
1.290%	04/20/2018		370,000	364,985
CarMax Auto Owner Trust Series 2012-1, Class A2
0.590%	03/16/2015	§	299,506	299,531
Enterprise Fleet Financing LLC Series 2012-1, Class A2
1.140%	11/20/2017	^	2,236,108	2,240,419
First Investors Auto Owner Trust Series 2011-1, Class C
3.400%	03/15/2016	^	1,322,001	1,330,522
Honda Auto Receivables Owner Trust Series 2012-1, Class A2
0.570%	08/15/2014	§	66,833	66,837
Hyundai Auto Receivables Trust Series 2012-A, Class A3
0.720%	03/15/2016		2,006,522	2,010,290
Nissan Master Owner Trust Receivables Series 2013-A, Class A
0.482%	02/15/2018	#	5,450,000	5,443,833
Santander Drive Auto Receivables Trust Series 2013-1, Class A2
0.480%	02/16/2016		741,551	741,263
World Omni Automobile Lease Securitization Trust Series 2013-A, Class A2A
0.730%	05/16/2016		750,000	750,234
World Omni Master Owner Trust Series 2013-1, Class A
0.532%	02/15/2018	#^	1,575,000	1,573,979

				21,949,931

Credit Card—1.8%
Cards II Trust (Canada) Series 2012-4A, Class A
0.632%	09/15/2017	#^	1,000,000	1,002,266

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date		Face	Value
ASSET-BACKED SECURITIES—(Continued)
Chester Asset Receivables Dealings plc (United Kingdom) Series 2004-1, Class A
0.703%	04/15/2016	#	GBP1,040,000	$1,683,617
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7
4.150%	07/07/2017		$2,700,000	2,869,260
Discover Card Execution Note Trust Series 2012-A1, Class A1
0.810%	08/15/2017		3,000,000	3,012,704
GE Capital Credit Card Master Note Trust Series 2012-1, Class A
1.030%	01/15/2018		2,200,000	2,207,285
Golden Credit Card Trust (Canada) Series 2012-3A, Class A
0.632%	07/17/2017	#^	1,900,000	1,902,846
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A1
0.882%	02/15/2017	#^	3,950,000	3,963,706
Gracechurch Card Funding plc (United Kingdom) Series 2012-1A, Class A2
0.927%	02/15/2017	#^	EUR 1,200,000	1,632,808

				18,274,492

Other—0.3%
CenterPoint Energy Transition Bond Co. IV LLC Series 2012-1, Class A1
0.901%	04/15/2018		2,122,010	2,131,381
Great America Leasing Receivables Series 2013-1, Class A2
0.610%	05/15/2015	^	1,000,000	1,000,012
Great America Leasing Receivables Series 2013-1, Class C
1.830%	06/17/2019	^	270,000	267,629

				3,399,022

Student Loan—0.2%
National Credit Union Administration Guaranteed Notes Series 2010-A1, Class A
0.532%	12/07/2020	#	2,073,962	2,076,161

TOTAL ASSET-BACKED SECURITIES (Cost $45,599,074)				45,699,606

			Contracts	Value
PURCHASED OPTIONS—0.0%
Put - Swiss Market Index, Expires 12/20/2013, Strike CHF 8,044.00			1,190	269,934
Call - U.S. 10 Year Treasury Note, Expires 11/22/2013, Strike $105.00			2	42,781

TOTAL PURCHASED OPTIONS (Cost $391,678)				312,715

Coupon Rate	Maturity Date		Face	Value
COMMERCIAL PAPER—0.3%
Electric Utilities—0.1%
Duke Energy Corp.
0.290%	10/28/2013	^	$1,000,000	999,766

Oil, Gas & Consumable Fuels—0.1%
Canadian Natural Resources Ltd.
0.320%	10/22/2013	^	1,600,000	1,599,687

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Diversifying Strategies Fund
Coupon Rate	Maturity Date			Face	Value
COMMERCIAL PAPER—(Continued)
Wireless Telecommunication Services—0.1%
Vodafone Group plc (United Kingdom)
0.582%	10/15/2013		^	$825,000	$824,901

TOTAL COMMERCIAL PAPER (Cost $3,424,298)					3,424,354

				Shares	Value
MONEY MARKET FUNDS—3.7%
Institutional Money Market Fund—3.7%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $38,349,557)		¥		38,349,557	38,349,557

TOTAL INVESTMENTS—100.2% (Cost $1,016,097,980)					1,045,676,797
Other assets less liabilities—(0.2%)					(1,954,996)

NET ASSETS—100.0%					$1,043,721,801

Legend to the Schedule of Investments:

ADR	American Depositary Receipt
AUD	Australian Dollar
CHF	Swiss Franc
EUR	European Monetary Unit
GBP	British Pound Sterling
JPY	Japanese Yen
MTN	Medium Term Note
REIT	Real Estate Investment Trust
SGD	Singapore Dollar

*	Non-income producing.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $186,893,971, which represents 17.9% of Net Assets. The illiquid 144A securities represented 0.1% of Net Assets, and 0.6% of total 144A securities held.
#	Rate is subject to change. Rate shown reflects current rate.
§	Security has been segregated to cover economic leverage under certain derivatives contracts which may include, but are not limited to, futures, swaps, forwards, options and TBA’s, a security that is subject to delayed delivery.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—21.8%
Aerospace & Defense—0.3%
Boeing Co. (The)
6.125%	02/15/2033		$100,000	$119,737
4.875%	02/15/2020		200,000	227,637
Honeywell International, Inc.
5.700%	03/15/2036		300,000	345,110
L-3 Communications Corp.
4.950%	02/15/2021		300,000	318,168
Lockheed Martin Corp.
4.070%	12/15/2042		285,000	251,396
Northrop Grumman Corp.
3.500%	03/15/2021		300,000	303,886
Precision Castparts Corp.
2.500%	01/15/2023		200,000	184,677
0.700%	12/20/2015		300,000	299,279
United Technologies Corp.
6.700%	08/01/2028		150,000	188,358
4.875%	05/01/2015		500,000	534,337
4.500%	06/01/2042		200,000	195,051
3.100%	06/01/2022		200,000	197,118
1.800%	06/01/2017		300,000	305,510

				3,470,264

Air Freight & Logistics—0.1%
FedEx Corp.
3.875%	08/01/2042		200,000	167,246
2.625%	08/01/2022		200,000	184,039
United Parcel Service, Inc.
6.200%	01/15/2038		300,000	369,895
2.450%	10/01/2022		400,000	374,552

				1,095,732

Airlines—0.0%
American Airlines, Inc., Series 2011-1 A
5.250%	01/31/2021		256,903	268,464
Continental Airlines, Inc., Series 2010-1 A
4.750%	01/12/2021	†	267,628	283,017

				551,481

Auto Components—0.1%
Johnson Controls, Inc.
5.500%	01/15/2016		250,000	273,549
4.250%	03/01/2021		300,000	313,328

				586,877

Automobiles—0.0%
Ford Motor Co.
7.450%	07/16/2031		200,000	244,726
4.750%	01/15/2043		200,000	179,162

				423,888

Beverages—0.6%
Anheuser-Busch InBev Finance, Inc.
2.625%	01/17/2023		200,000	186,639
0.800%	01/15/2016		200,000	199,959
Anheuser-Busch InBev Worldwide, Inc.
8.200%	01/15/2039		300,000	442,769
7.750%	01/15/2019		500,000	629,853
6.875%	11/15/2019		300,000	372,762
5.375%	01/15/2020		500,000	575,483
3.750%	07/15/2042		200,000	173,678
0.800%	07/15/2015		500,000	502,485
Beam, Inc.
5.375%	01/15/2016		90,000	98,119

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bottling Group LLC
5.500%	04/01/2016		$500,000	$557,280
Coca-Cola Co. (The)
5.350%	11/15/2017		500,000	576,246
4.875%	03/15/2019		300,000	340,759
3.150%	11/15/2020		200,000	206,152
0.750%	03/13/2015		300,000	301,296
Coca-Cola Enterprises, Inc.
4.500%	09/01/2021		300,000	318,601
Diageo Finance BV (Netherlands)
5.300%	10/28/2015		750,000	820,760
Dr Pepper Snapple Group, Inc.
2.600%	01/15/2019		300,000	302,886
PepsiCo, Inc.
5.000%	06/01/2018		400,000	453,435
3.000%	08/25/2021		500,000	493,673
2.750%	03/01/2023		400,000	375,432

				7,928,267

Biotechnology—0.2%
Amgen, Inc.
6.900%	06/01/2038		267,000	318,864
6.150%	06/01/2018		500,000	585,217
5.850%	06/01/2017		250,000	285,476
5.150%	11/15/2041		300,000	292,290
3.875%	11/15/2021		300,000	304,535
Genentech, Inc.
5.250%	07/15/2035		100,000	108,921
Gilead Sciences, Inc.
4.400%	12/01/2021		300,000	321,899

				2,217,202

Capital Markets—1.4%
Bank of New York Mellon Corp. (The)
3.550%	09/23/2021		300,000	307,646
Bank of New York Mellon Corp. (The) MTN
2.300%	07/28/2016		100,000	103,551
Bank of New York Mellon Corp. (The), Series 1
2.950%	06/18/2015	†	500,000	520,029
BlackRock, Inc.
4.250%	05/24/2021		500,000	533,149
3.375%	06/01/2022		500,000	498,599
Credit Suisse USA, Inc.
5.125%	08/15/2015		500,000	539,986
Deutsche Bank AG (Germany)
6.000%	09/01/2017		650,000	746,682
Deutsche Bank Financial LLC MTN
5.375%	03/02/2015		250,000	263,140
Goldman Sachs Group, Inc. (The)
6.250%	09/01/2017		500,000	570,947
6.250%	02/01/2041		500,000	562,096
6.150%	04/01/2018		500,000	572,444
6.125%	02/15/2033		600,000	656,605
5.950%	01/15/2027		300,000	316,865
5.750%	01/24/2022		300,000	333,149
5.250%	07/27/2021		300,000	324,268
5.125%	01/15/2015		500,000	526,097
5.000%	10/01/2014		553,000	576,300
3.625%	02/07/2016		500,000	526,527
Goldman Sachs Group, Inc. (The) MTN
7.500%	02/15/2019		300,000	362,892
5.375%	03/15/2020		300,000	330,905
1.600%	11/23/2015		300,000	302,337

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Jefferies Group LLC
6.250%	01/15/2036			$230,000	$221,856
5.125%	04/13/2018			300,000	323,473
Merrill Lynch & Co., Inc.
6.875%	11/15/2018			250,000	297,523
6.110%	01/29/2037			300,000	309,948
Merrill Lynch & Co., Inc. MTN
6.875%	04/25/2018			500,000	589,841
Morgan Stanley
7.250%	04/01/2032			100,000	122,851
5.750%	01/25/2021			600,000	667,070
4.750%	03/22/2017			300,000	324,176
3.750%	02/25/2023			300,000	289,775
1.750%	02/25/2016			300,000	301,623
Morgan Stanley MTN
5.450%	01/09/2017			500,000	551,022
Morgan Stanley, Series F MTN
6.625%	04/01/2018			500,000	581,052
6.000%	04/28/2015			1,000,000	1,073,265
5.950%	12/28/2017			500,000	566,225
Nomura Holdings, Inc. (Japan)
6.700%	03/04/2020			300,000	343,580
Northern Trust Corp.
3.375%	08/23/2021			500,000	508,065
State Street Corp.
3.100%	05/15/2023			200,000	186,926
UBS AG (Switzerland)
7.000%	10/15/2015			100,000	110,209
UBS AG MTN (Switzerland)
7.375%	06/15/2017			100,000	111,585
UBS Preferred Funding Trust V, Perpetual Bond
6.243%	12/31/2049	#	†	300,000	320,625

					17,274,904

Chemicals—0.5%
Agrium, Inc. (Canada)
6.125%	01/15/2041			400,000	430,504
Airgas, Inc.
2.950%	06/15/2016			200,000	207,973
2.375%	02/15/2020			300,000	286,472
CF Industries, Inc.
3.450%	06/01/2023			400,000	371,464
Dow Chemical Co. (The)
8.550%	05/15/2019			629,000	803,141
5.250%	11/15/2041			300,000	295,348
4.125%	11/15/2021			150,000	153,368
E.I. du Pont de Nemours & Co.
4.900%	01/15/2041			200,000	200,378
4.250%	04/01/2021			300,000	321,209
2.800%	02/15/2023			300,000	283,063
2.750%	04/01/2016			300,000	313,138
Ecolab, Inc.
5.500%	12/08/2041			300,000	323,140
LyondellBasell Industries NV (Netherlands)
5.000%	04/15/2019			500,000	551,043
Monsanto Co.
5.500%	08/15/2025			200,000	232,386
PPG Industries, Inc.
3.600%	11/15/2020			400,000	406,472
Praxair, Inc.
3.250%	09/15/2015			500,000	525,152

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.200%	08/15/2022		$400,000	$365,182

				6,069,433

Commercial Banks—1.7%
Bank of Montreal MTN (Canada)
2.500%	01/11/2017		400,000	412,921
Bank of Nova Scotia (Canada)
3.400%	01/22/2015		500,000	518,539
2.050%	10/07/2015		400,000	409,070
Barclays Bank plc (United Kingdom)
5.125%	01/08/2020		500,000	558,962
3.900%	04/07/2015		700,000	731,344
2.750%	02/23/2015		300,000	307,980
BB&T Corp.
5.250%	11/01/2019		500,000	561,045
5.200%	12/23/2015		300,000	325,543
BB&T Corp. MTN
1.600%	08/15/2017		400,000	397,547
BBVA US Senior SAU (Spain)
4.664%	10/09/2015		400,000	416,681
BNP Paribas SA, Bank Note (France)
5.000%	01/15/2021		400,000	433,384
BNP Paribas SA, Series 0212 (France)
3.250%	03/11/2015		500,000	517,491
Capital One Bank USA NA
8.800%	07/15/2019		500,000	641,098
Commonwealth Bank of Australia (Australia)
1.250%	09/18/2015		300,000	303,147
Credit Suisse (Switzerland)
5.400%	01/14/2020		200,000	219,213
Discover Bank
7.000%	04/15/2020		200,000	235,928
HSBC Bank USA NA
4.875%	08/24/2020		400,000	431,571
HSBC Finance Capital Trust IX
5.911%	11/30/2035	#	500,000	512,500
HSBC Holdings plc (United Kingdom)
6.100%	01/14/2042		500,000	594,118
4.000%	03/30/2022		500,000	509,665
Intesa Sanpaolo SpA (Italy)
3.125%	01/15/2016		300,000	299,729
KeyCorp MTN
5.100%	03/24/2021		500,000	551,445
LBBW (Germany)
7.625%	02/01/2023		200,000	245,621
National Australia Bank Ltd. (Australia)
1.600%	08/07/2015		500,000	508,234
National City Corp.
6.875%	05/15/2019		500,000	597,313
PNC Bank NA, Bank Note
1.300%	10/03/2016		250,000	251,080
PNC Funding Corp.
2.700%	09/19/2016		400,000	416,013
Royal Bank of Canada MTN (Canada)
2.875%	04/19/2016		300,000	314,415
2.625%	12/15/2015		300,000	311,783
Royal Bank of Scotland plc (The) (United Kingdom)
6.125%	01/11/2021		300,000	338,807
4.375%	03/16/2016		500,000	534,127
Sumitomo Mitsui Banking Corp. (Japan)
3.200%	07/18/2022		200,000	191,932
1.350%	07/18/2015		300,000	302,930

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
SunTrust Banks, Inc.
3.600%	04/15/2016		$500,000	$528,187
U.S. Bank NA, Bank Note
4.800%	04/15/2015		250,000	265,765
UBS AG MTN (Switzerland)
5.875%	07/15/2016		700,000	775,087
Union Bank NA
2.625%	09/26/2018		500,000	505,297
US Bancorp MTN
2.950%	07/15/2022		200,000	188,512
1.650%	05/15/2017		500,000	503,352
Wachovia Bank NA, Bank Note
6.600%	01/15/2038		300,000	363,810
Wells Fargo & Co.
5.000%	11/15/2014		750,000	786,325
3.676%	06/15/2016		400,000	426,582
3.625%	04/15/2015		300,000	313,173
1.500%	01/16/2018		500,000	492,519
Wells Fargo & Co. MTN
4.600%	04/01/2021		500,000	543,807
3.500%	03/08/2022		300,000	300,817
2.100%	05/08/2017		300,000	306,548
Wells Fargo & Co., Series M
3.450%	02/13/2023		300,000	281,341
Wells Fargo Bank NA
5.950%	08/26/2036		100,000	113,499
Westpac Banking Corp. (Australia)
4.200%	02/27/2015		400,000	420,334
3.000%	08/04/2015		400,000	417,355

				21,433,486

Commercial Services & Supplies—0.1%
Republic Services, Inc.
5.700%	05/15/2041		200,000	215,269
5.500%	09/15/2019		300,000	339,458
Waste Management, Inc.
7.000%	07/15/2028		50,000	61,592
6.375%	03/11/2015		400,000	430,338

				1,046,657

Communications Equipment—0.2%
Cisco Systems, Inc.
5.500%	02/22/2016		500,000	556,072
4.950%	02/15/2019		500,000	568,021
Harris Corp.
6.150%	12/15/2040		250,000	271,019
Juniper Networks, Inc.
3.100%	03/15/2016		400,000	412,904
Motorola Solutions, Inc.
7.500%	05/15/2025		340,000	412,767

				2,220,783

Computers & Peripherals—0.2%
Apple, Inc.
3.850%	05/04/2043		300,000	252,417
2.400%	05/03/2023		300,000	272,126
1.000%	05/03/2018		200,000	192,865
0.450%	05/03/2016		200,000	198,728
Hewlett-Packard Co.
4.650%	12/09/2021	†	300,000	295,128
3.300%	12/09/2016		300,000	312,353
2.200%	12/01/2015		250,000	254,350

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.125%	09/13/2015		$500,000	$507,414

				2,285,381

Construction Materials—0.0%
CRH America, Inc.
6.000%	09/30/2016		250,000	281,470

Consumer Finance—0.7%
American Express Centurion Bank
0.875%	11/13/2015		400,000	400,128
American Express Co.
4.050%	12/03/2042		472,000	410,251
American Express Credit Corp. MTN
2.800%	09/19/2016		400,000	418,815
2.750%	09/15/2015		400,000	415,301
Capital One Financial Corp.
6.150%	09/01/2016		200,000	222,880
Caterpillar Financial Services Corp. MTN
2.850%	06/01/2022		300,000	287,218
2.750%	06/24/2015		200,000	207,158
2.650%	04/01/2016		400,000	416,735
1.625%	06/01/2017	†	300,000	301,067
Ford Motor Credit Co. LLC
8.700%	10/01/2014		200,000	215,232
5.875%	08/02/2021		500,000	556,697
5.000%	05/15/2018		200,000	219,610
4.250%	02/03/2017		200,000	213,871
4.250%	09/20/2022		200,000	200,112
3.984%	06/15/2016		300,000	317,195
3.000%	06/12/2017		300,000	308,625
2.750%	05/15/2015		500,000	511,642
HSBC USA, Inc.
2.375%	02/13/2015		400,000	409,116
John Deere Capital Corp.
1.200%	10/10/2017		300,000	295,639
John Deere Capital Corp. MTN
3.900%	07/12/2021		300,000	315,986
2.250%	06/07/2016		200,000	207,187
Toyota Motor Credit Corp.
0.875%	07/17/2015		500,000	503,696
Toyota Motor Credit Corp. MTN
4.500%	06/17/2020		300,000	328,049
2.625%	01/10/2023		300,000	280,675
1.250%	10/05/2017		400,000	394,653

				8,357,538

Containers & Packaging—0.0%
MeadWestvaco Corp.
7.375%	09/01/2019		300,000	350,846

Diversified Financial Services—2.1%
Bank of America Corp.
7.750%	08/15/2015		250,000	277,179
5.875%	01/05/2021		400,000	454,014
5.625%	07/01/2020		500,000	561,004
4.500%	04/01/2015		700,000	735,399
3.875%	03/22/2017		700,000	745,120
1.500%	10/09/2015		400,000	402,387
Bank of America Corp. MTN
5.875%	02/07/2042		300,000	334,292
5.000%	05/13/2021		300,000	322,721
3.625%	03/17/2016		500,000	526,153
3.300%	01/11/2023		500,000	469,301

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Bank of America Corp., Series L MTN
5.650%	05/01/2018			$500,000	$564,838
Bank One Corp.
8.000%	04/29/2027			300,000	386,782
7.625%	10/15/2026			300,000	376,322
Bear Stearns Cos. LLC (The)
7.250%	02/01/2018			350,000	419,612
6.400%	10/02/2017			400,000	467,044
4.650%	07/02/2018			400,000	438,922
Citigroup, Inc.
8.500%	05/22/2019			300,000	383,619
8.125%	07/15/2039			500,000	696,645
6.625%	06/15/2032			350,000	377,768
6.375%	08/12/2014			254,000	266,329
6.125%	11/21/2017			750,000	863,284
6.125%	08/25/2036			300,000	302,860
6.010%	01/15/2015			121,000	128,759
6.000%	08/15/2017			600,000	686,340
4.500%	01/14/2022			500,000	524,922
4.050%	07/30/2022			300,000	291,898
3.953%	06/15/2016			200,000	213,047
2.650%	03/02/2015			400,000	409,130
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)
3.875%	02/08/2022			400,000	401,197
3.375%	01/19/2017			300,000	319,460
2.125%	10/13/2015			200,000	204,995
General Electric Capital Corp.
2.950%	05/09/2016			400,000	418,400
General Electric Capital Corp. MTN
6.375%	11/15/2067		#	600,000	642,750
5.875%	01/14/2038			700,000	775,312
5.400%	02/15/2017			650,000	731,664
General Electric Capital Corp., Series A MTN
6.875%	01/10/2039			300,000	368,879
6.750%	03/15/2032			750,000	897,109
5.625%	09/15/2017			300,000	342,149
5.500%	01/08/2020			500,000	567,445
4.625%	01/07/2021			300,000	322,412
General Electric Capital Corp., Series A
3.750%	11/14/2014			500,000	518,744
ING US, Inc.
5.500%	07/15/2022			500,000	539,213
JPMorgan Chase & Co.
6.400%	05/15/2038			300,000	354,931
6.300%	04/23/2019			500,000	586,511
5.600%	07/15/2041			200,000	216,413
4.750%	03/01/2015			500,000	526,931
4.625%	05/10/2021			300,000	320,238
4.500%	01/24/2022			400,000	417,964
3.450%	03/01/2016			500,000	526,790
3.200%	01/25/2023			500,000	468,685
JPMorgan Chase & Co. MTN
1.875%	03/20/2015			500,000	508,029
0.800%	04/23/2015			350,000	349,409
JPMorgan Chase Bank NA, Bank Note
6.000%	10/01/2017			500,000	572,592
National Rural Utilities Cooperative Finance Corp.
10.375%	11/01/2018			281,000	386,472
3.050%	03/01/2016			250,000	262,614
Shell International Finance BV (Netherlands)
5.200%	03/22/2017	†		500,000	566,037
3.625%	08/21/2042			300,000	263,209

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.100%	06/28/2015	$500,000	$522,534
2.375%	08/21/2022	500,000	460,899

			26,985,678

Diversified Telecommunication Services—1.1%
AT&T, Inc.
6.550%	02/15/2039	200,000	223,016
6.300%	01/15/2038	250,000	271,059
6.150%	09/15/2034	500,000	537,066
5.800%	02/15/2019	550,000	634,197
5.625%	06/15/2016	450,000	501,097
5.550%	08/15/2041	300,000	298,842
5.350%	09/01/2040	307,000	299,003
4.350%	06/15/2045	758,000	628,139
1.600%	02/15/2017	400,000	401,246
BellSouth Capital Funding Corp.
7.875%	02/15/2030	322,000	388,253
BellSouth Corp.
6.875%	10/15/2031	19,000	21,272
British Telecommunications plc (United Kingdom)
9.625%	12/15/2030	250,000	371,119
Cellco Partnership/Verizon Wireless Capital LLC
8.500%	11/15/2018	250,000	320,718
Deutsche Telekom International Finance BV (Netherlands)
8.750%	06/15/2030	300,000	416,744
Embarq Corp.
7.082%	06/01/2016	250,000	281,376
Orange SA (France)
8.750%	03/01/2031	500,000	667,148
Qwest Corp.
6.500%	06/01/2017	250,000	282,013
Telecom Italia Capital SA (Luxembourg)
6.999%	06/04/2018	300,000	330,885
6.000%	09/30/2034	250,000	206,863
Telefonica Emisiones SAU (Spain)
5.134%	04/27/2020	600,000	615,800
3.729%	04/27/2015	200,000	206,355
Verizon Communications, Inc.
7.750%	12/01/2030	130,000	160,273
6.550%	09/15/2043	1,150,000	1,302,823
6.400%	02/15/2038	500,000	552,298
6.350%	04/01/2019	500,000	587,459
6.000%	04/01/2041	300,000	316,868
5.850%	09/15/2035	250,000	259,540
5.150%	09/15/2023	750,000	805,414
4.500%	09/15/2020	150,000	159,758
3.650%	09/14/2018	200,000	210,977
3.500%	11/01/2021	400,000	394,114
3.000%	04/01/2016	400,000	417,251
2.450%	11/01/2022	300,000	266,535
0.700%	11/02/2015	400,000	397,702

			13,733,223

Electric Utilities—1.3%
Alabama Power Co., Series Q
5.500%	10/15/2017	150,000	171,092
Arizona Public Service Co.
4.500%	04/01/2042	300,000	286,240
Commonwealth Edison Co.
5.900%	03/15/2036	300,000	348,358
5.800%	03/15/2018	100,000	116,730
Constellation Energy Group, Inc.
5.150%	12/01/2020	400,000	433,760

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Duke Energy Carolinas LLC
6.450%	10/15/2032	$330,000	$398,046
4.300%	06/15/2020	100,000	108,515
4.000%	09/30/2042	300,000	271,920
Duke Energy Corp.
2.150%	11/15/2016	200,000	205,863
Duke Energy Florida, Inc.
6.400%	06/15/2038	350,000	427,756
0.650%	11/15/2015	300,000	299,939
Duke Energy Indiana, Inc.
3.750%	07/15/2020	300,000	316,116
Entergy Corp.
4.700%	01/15/2017	500,000	535,845
Exelon Corp.
4.900%	06/15/2015	350,000	372,030
Florida Power & Light Co.
5.625%	04/01/2034	50,000	57,501
5.125%	06/01/2041	200,000	217,419
4.950%	06/01/2035	100,000	106,799
Georgia Power Co., Series 07-A
5.650%	03/01/2037	200,000	219,361
Great Plains Energy, Inc.
4.850%	06/01/2021	400,000	427,884
Indiana Michigan Power Co.
7.000%	03/15/2019	250,000	300,281
Jersey Central Power & Light
5.625%	05/01/2016	500,000	550,632
Kentucky Utilities Co.
5.125%	11/01/2040	500,000	540,641
MidAmerican Energy Co.
3.700%	09/15/2023	500,000	509,086
MidAmerican Energy Co. MTN
5.800%	10/15/2036	500,000	573,256
Mississippi Power Co., Series 2012-A
4.250%	03/15/2042	300,000	264,095
NextEra Energy Capital Holdings, Inc.
6.000%	03/01/2019	250,000	289,841
4.500%	06/01/2021	200,000	210,959
1.200%	06/01/2015	500,000	502,882
Northern States Power Co.
5.250%	03/01/2018	500,000	573,636
Ohio Power Co., Series K
6.000%	06/01/2016	500,000	560,298
Pacific Gas & Electric Co.
6.050%	03/01/2034	500,000	557,961
4.450%	04/15/2042	300,000	273,070
Peco Energy Co.
2.375%	09/15/2022	200,000	185,877
Potomac Electric Power Co.
7.900%	12/15/2038	200,000	290,175
PPL Capital Funding, Inc.
4.700%	06/01/2043	200,000	179,480
3.400%	06/01/2023	200,000	186,753
Progress Energy, Inc.
7.050%	03/15/2019	400,000	483,913
4.400%	01/15/2021	300,000	317,762
PSEG Power LLC
8.625%	04/15/2031	300,000	410,995
2.750%	09/15/2016	200,000	208,077
Public Service Electric & Gas Co. MTN
3.650%	09/01/2042	200,000	172,741
Sierra Pacific Power Co., Series T
3.375%	08/15/2023	350,000	347,457

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
South Carolina Electric & Gas Co.
5.300%	05/15/2033		$150,000	$160,506
Southern California Edison Co.
6.650%	04/01/2029		500,000	609,751
4.050%	03/15/2042		300,000	274,097
Southern Power Co., Series D
4.875%	07/15/2015		350,000	374,556
Union Electric Co.
6.400%	06/15/2017		250,000	291,519
Virginia Electric and Power Co.
5.400%	04/30/2018		250,000	288,227
1.200%	01/15/2018		300,000	293,283
Westar Energy, Inc.
4.625%	09/01/2043		350,000	351,566
Wisconsin Electric Power
5.625%	05/15/2033		150,000	170,834
Xcel Energy, Inc.
4.800%	09/15/2041		200,000	197,060

				16,822,441

Electrical Equipment—0.1%
Eaton Corp.
4.150%	11/02/2042	^	100,000	89,190
2.750%	11/02/2022	^	100,000	93,374
1.500%	11/02/2017	^	300,000	296,069
0.950%	11/02/2015	^	100,000	100,062
Emerson Electric Co.
5.000%	12/15/2014		150,000	158,270
5.000%	04/15/2019		500,000	565,194
2.625%	02/15/2023		270,000	256,625
Roper Industries, Inc.
1.850%	11/15/2017		200,000	199,332

				1,758,116

Electronic Equipment, Instruments & Components—0.1%
Arrow Electronics, Inc.
4.500%	03/01/2023		300,000	297,216
3.000%	03/01/2018		400,000	403,879
Corning, Inc.
4.750%	03/15/2042		400,000	394,039
Jabil Circuit, Inc.
4.700%	09/15/2022		200,000	192,500

				1,287,634

Energy Equipment & Services—0.3%
Halliburton Co.
7.450%	09/15/2039		400,000	536,050
Nabors Industries, Inc.
2.350%	09/15/2016	^	150,000	150,739
Noble Holding International Ltd. (Cayman Islands)
6.200%	08/01/2040		200,000	202,156
3.450%	08/01/2015		200,000	208,110
2.500%	03/15/2017		300,000	301,832
Pride International, Inc.
6.875%	08/15/2020		200,000	238,689
Rowan Cos., Inc.
4.875%	06/01/2022		250,000	258,409
Transocean, Inc. (Cayman Islands)
6.800%	03/15/2038		500,000	532,449
Weatherford International Ltd. (Bermuda)
9.625%	03/01/2019		400,000	504,154
6.750%	09/15/2040		300,000	311,538

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
4.500%	04/15/2022	$300,000	$297,434

			3,541,560

Food & Staples Retailing—0.3%
Costco Wholesale Corp.
0.650%	12/07/2015	300,000	300,196
CVS Caremark Corp.
4.125%	05/15/2021	200,000	210,170
Kroger Co. (The)
7.500%	04/01/2031	200,000	246,717
5.400%	07/15/2040	200,000	200,069
4.950%	01/15/2015	300,000	315,862
Walgreen Co.
4.400%	09/15/2042	200,000	179,575
1.000%	03/13/2015	300,000	300,990
Wal-Mart Stores, Inc.
7.550%	02/15/2030	250,000	336,687
5.250%	09/01/2035	750,000	806,348
4.875%	07/08/2040	300,000	305,309
4.250%	04/15/2021	300,000	326,334
3.625%	07/08/2020	300,000	318,144
2.550%	04/11/2023	500,000	463,267

			4,309,668

Food Products—0.4%
Archer-Daniels Midland Co.
5.450%	03/15/2018	500,000	576,671
ConAgra Foods, Inc.
4.650%	01/25/2043	300,000	273,328
3.250%	09/15/2022	200,000	191,832
2.100%	03/15/2018	200,000	198,612
1.300%	01/25/2016	400,000	400,645
General Mills, Inc.
5.400%	06/15/2040	300,000	328,013
3.150%	12/15/2021	200,000	197,539
Hillshire Brands Co.
2.750%	09/15/2015	300,000	309,525
Kellogg Co.
4.000%	12/15/2020	300,000	318,044
Kraft Foods Group, Inc.
6.875%	01/26/2039	380,000	466,091
6.500%	02/09/2040	200,000	235,866
5.375%	02/10/2020	209,000	238,258
1.625%	06/04/2015	300,000	304,800
Mondelez International, Inc.
6.500%	02/09/2040	200,000	235,545
5.375%	02/10/2020	291,000	329,036
4.125%	02/09/2016	100,000	106,832
Unilever Capital Corp.
4.250%	02/10/2021	300,000	325,555

			5,036,192

Gas Utilities—0.0%
Southern California Gas Co.
5.125%	11/15/2040	400,000	442,467

Health Care Equipment & Supplies—0.3%
Baxter International, Inc.
5.900%	09/01/2016	400,000	455,983
3.200%	06/15/2023	300,000	293,312
2.400%	08/15/2022	300,000	278,458
Becton Dickinson and Co.
5.000%	11/12/2040	300,000	310,563

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
Boston Scientific Corp.
7.375%	01/15/2040	$200,000	$247,336
6.250%	11/15/2015	200,000	220,380
6.000%	01/15/2020	200,000	229,036
CareFusion Corp.
6.375%	08/01/2019	250,000	286,664
Covidien International Finance SA (Luxembourg)
6.000%	10/15/2017	250,000	289,355
Medtronic, Inc.
4.450%	03/15/2020	300,000	328,980
3.000%	03/15/2015	380,000	393,710
2.750%	04/01/2023	100,000	94,123
Stryker Corp.
4.100%	04/01/2043	200,000	181,045

			3,608,945

Health Care Providers & Services—0.4%
Aetna, Inc.
6.625%	06/15/2036	250,000	300,634
4.125%	11/15/2042	200,000	175,050
1.500%	11/15/2017	200,000	196,575
Cardinal Health, Inc.
4.600%	03/15/2043	200,000	183,501
3.200%	03/15/2023	300,000	280,312
1.700%	03/15/2018	300,000	293,491
Cigna Corp.
5.125%	06/15/2020	300,000	331,095
Express Scripts Holding Co.
6.125%	11/15/2041	200,000	229,541
4.750%	11/15/2021	200,000	214,423
McKesson Corp.
2.850%	03/15/2023	300,000	283,442
Quest Diagnostics, Inc.
6.950%	07/01/2037	300,000	340,895
4.700%	04/01/2021	300,000	317,621
UnitedHealth Group, Inc.
6.000%	02/15/2018	500,000	583,339
5.950%	02/15/2041	200,000	229,892
5.375%	03/15/2016	200,000	220,822
1.625%	03/15/2019	400,000	385,950
WellPoint, Inc.
5.250%	01/15/2016	500,000	546,192
4.650%	01/15/2043	200,000	184,186
3.300%	01/15/2023	300,000	283,340

			5,580,301

Hotels, Restaurants & Leisure—0.1%
McDonald’s Corp., Series I MTN
5.350%	03/01/2018	500,000	575,061
Wyndham Worldwide Corp.
3.900%	03/01/2023	300,000	285,368
Yum! Brands, Inc.
6.875%	11/15/2037	200,000	232,708

			1,093,137

Household Durables—0.0%
Whirlpool Corp. MTN
4.850%	06/15/2021	200,000	212,628

Household Products—0.2%
Clorox Co. (The)
3.800%	11/15/2021	400,000	404,388
Kimberly-Clark Corp.
6.125%	08/01/2017	500,000	586,013

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Procter & Gamble Co. (The)
5.800%	08/15/2034			$250,000	$297,570
4.700%	02/15/2019			500,000	569,329

					1,857,300

Industrial Conglomerates—0.2%
3M Co. MTN
5.700%	03/15/2037			100,000	116,840
2.000%	06/26/2022			300,000	280,359
GE Capital Trust I
6.375%	11/15/2067		#	130,000	137,962
General Electric Co.
5.250%	12/06/2017			500,000	569,616
4.125%	10/09/2042			300,000	276,534
2.700%	10/09/2022			300,000	283,535
0.850%	10/09/2015			300,000	300,842

					1,965,688

Insurance—1.0%
AEGON Funding Co. LLC
5.750%	12/15/2020			290,000	329,372
Aflac, Inc.
3.625%	06/15/2023			400,000	391,414
American International Group, Inc.
8.175%	05/15/2058		#	300,000	352,650
6.400%	12/15/2020			400,000	472,061
3.800%	03/22/2017			500,000	532,189
3.000%	03/20/2015			400,000	411,835
American International Group, Inc. MTN
5.850%	01/16/2018			500,000	569,631
Aon plc (United Kingdom)
4.450%	05/24/2043			400,000	357,824
AXA SA (France)
8.600%	12/15/2030			250,000	302,873
Berkshire Hathaway Finance Corp.
4.300%	05/15/2043			300,000	273,015
4.250%	01/15/2021	†		300,000	321,675
3.200%	02/11/2015			400,000	414,794
2.000%	08/15/2018			500,000	501,971
1.600%	05/15/2017			400,000	403,734
Chubb Corp. (The)
6.375%	03/29/2067		#	200,000	215,500
CNA Financial Corp.
5.850%	12/15/2014			430,000	454,809
5.750%	08/15/2021			300,000	338,524
Fidelity National Financial, Inc.
6.600%	05/15/2017			300,000	334,946
Genworth Financial, Inc.
7.700%	06/15/2020			200,000	236,428
Genworth Holdings, Inc.
4.900%	08/15/2023			250,000	251,494
Hartford Financial Services Group, Inc.
6.100%	10/01/2041			150,000	172,799
4.000%	10/15/2017			300,000	321,755
Hartford Financial Services Group, Inc. MTN
6.000%	01/15/2019			500,000	577,658
Lincoln National Corp.
6.150%	04/07/2036			250,000	285,015
Markel Corp.
5.000%	03/30/2043			300,000	280,429
Marsh & McLennan Cos., Inc.
5.750%	09/15/2015			46,000	50,106

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
MetLife, Inc.
6.750%	06/01/2016		$600,000	$687,988
5.700%	06/15/2035		250,000	277,700
Progressive Corp. (The)
6.625%	03/01/2029		150,000	181,459
Prudential Financial, Inc. MTN
6.625%	06/21/2040		100,000	121,153
5.800%	11/16/2041		200,000	218,969
5.375%	06/21/2020		300,000	338,904
Prudential Financial, Inc., Series D MTN
5.700%	12/14/2036		250,000	269,999
4.750%	09/17/2015		300,000	322,037
Trinity Acquisition plc (United Kingdom)
4.625%	08/15/2023		500,000	494,621
Validus Holdings Ltd. (Bermuda)
8.875%	01/26/2040		200,000	250,580

				12,317,911

Internet & Catalog Retail—0.1%
Amazon.com, Inc.
2.500%	11/29/2022	†	200,000	182,638
1.200%	11/29/2017		200,000	195,572
0.650%	11/27/2015		400,000	399,577
Expedia, Inc.
7.456%	08/15/2018		500,000	581,346

				1,359,133

Internet Software & Services—0.1%
eBay, Inc.
4.000%	07/15/2042		100,000	84,863
2.600%	07/15/2022		100,000	93,154
1.350%	07/15/2017		100,000	99,396
0.700%	07/15/2015		200,000	200,710
Google, Inc.
3.625%	05/19/2021		300,000	314,734
2.125%	05/19/2016		300,000	311,120

				1,103,977

IT Services—0.2%
Computer Sciences Corp.
4.450%	09/15/2022		200,000	196,918
2.500%	09/15/2015		300,000	307,203
Fiserv, Inc.
3.500%	10/01/2022		200,000	189,714
International Business Machines Corp.
7.000%	10/30/2025		300,000	389,809
5.700%	09/14/2017		500,000	579,468
1.625%	05/15/2020		400,000	376,376
0.875%	10/31/2014		500,000	503,355
Western Union Co. (The)
5.253%	04/01/2020		502,000	533,467

				3,076,310

Life Sciences Tools & Services—0.0%
Agilent Technologies, Inc.
5.000%	07/15/2020		100,000	107,841

Machinery—0.1%
Caterpillar, Inc.
3.803%	08/15/2042		685,000	588,732
Dover Corp.
5.375%	03/01/2041		300,000	331,165

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Parker Hannifin Corp. MTN
3.500%	09/15/2022		$100,000	$100,671

				1,020,568

Media—1.1%
CBS Corp.
7.875%	07/30/2030		250,000	303,799
5.750%	04/15/2020		200,000	223,695
4.850%	07/01/2042		250,000	224,097
1.950%	07/01/2017		300,000	301,895
Comcast Corp.
6.450%	03/15/2037		500,000	598,899
6.300%	11/15/2017		700,000	825,510
5.850%	11/15/2015		400,000	441,598
5.650%	06/15/2035		200,000	219,410
4.500%	01/15/2043		200,000	188,895
2.850%	01/15/2023	†	500,000	475,093
COX Communications, Inc.
5.500%	10/01/2015		75,000	80,858
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%	03/01/2041		500,000	495,365
5.200%	03/15/2020		200,000	211,747
3.800%	03/15/2022		300,000	280,501
3.550%	03/15/2015		200,000	207,177
3.500%	03/01/2016		400,000	417,235
Discovery Communications LLC
5.625%	08/15/2019		400,000	456,902
Historic TW, Inc.
9.150%	02/01/2023		300,000	398,178
NBCUniversal Media LLC
6.400%	04/30/2040		200,000	237,372
5.950%	04/01/2041		250,000	283,370
4.375%	04/01/2021		250,000	269,571
News America, Inc.
8.000%	10/17/2016		150,000	178,665
7.750%	12/01/2045		200,000	245,679
6.150%	02/15/2041		300,000	331,631
5.650%	08/15/2020		500,000	566,648
Omnicom Group, Inc.
5.900%	04/15/2016		500,000	559,144
Thomson Reuters Corp. (Canada)
6.500%	07/15/2018	†	300,000	353,257
Time Warner Cable, Inc.
6.750%	06/15/2039		200,000	186,919
5.850%	05/01/2017		400,000	435,348
Time Warner Entertainment Co. LP
8.375%	03/15/2023		250,000	292,102
8.375%	07/15/2033		250,000	273,227
Time Warner, Inc.
5.875%	11/15/2016		700,000	793,382
5.375%	10/15/2041		250,000	250,286
Viacom, Inc.
6.875%	04/30/2036		300,000	335,131
4.500%	03/01/2021		200,000	208,802
4.375%	03/15/2043		200,000	162,461
2.500%	12/15/2016		300,000	307,640
Walt Disney Co. (The) MTN
3.700%	12/01/2042		200,000	172,489
2.350%	12/01/2022		200,000	183,998
1.100%	12/01/2017		250,000	245,735
0.450%	12/01/2015		350,000	348,353

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
CORPORATE OBLIGATIONS—(Continued)
Walt Disney Co. (The), Series B MTN
7.000%	03/01/2032			$210,000	$276,275

					13,848,339

Metals & Mining—0.6%
Alcoa, Inc.
5.550%	02/01/2017			290,000	311,483
5.400%	04/15/2021	†		300,000	297,031
Barrick Gold Corp. (Canada)
2.900%	05/30/2016			200,000	202,666
Barrick PD Australia Finance Pty Ltd. (Australia)
5.950%	10/15/2039			400,000	346,710
BHP Billiton Finance USA Ltd. (Australia)
6.500%	04/01/2019			500,000	598,261
4.125%	02/24/2042			400,000	361,410
1.625%	02/24/2017			400,000	402,775
1.125%	11/21/2014			300,000	302,629
Freeport-McMoRan Copper & Gold, Inc.
3.875%	03/15/2023		^	400,000	369,496
3.550%	03/01/2022			400,000	368,535
1.400%	02/13/2015			400,000	401,185
Newmont Mining Corp.
6.250%	10/01/2039			200,000	185,593
3.500%	03/15/2022			400,000	350,404
Rio Tinto Alcan, Inc. (Canada)
6.125%	12/15/2033			150,000	170,321
Rio Tinto Finance USA plc (United Kingdom)
4.750%	03/22/2042			300,000	279,342
2.250%	12/14/2018			400,000	394,867
2.000%	03/22/2017			500,000	503,943
Southern Copper Corp.
7.500%	07/27/2035			250,000	265,132
Teck Resources Ltd. (Canada)
5.200%	03/01/2042			300,000	256,001
3.000%	03/01/2019			300,000	296,086
Vale Overseas Ltd. (Cayman Islands)
6.875%	11/21/2036			400,000	407,678
6.250%	01/23/2017			500,000	562,969
4.625%	09/15/2020			500,000	508,349

					8,142,866

Multiline Retail—0.2%
Dollar General Corp.
1.875%	04/15/2018			500,000	485,748
Kohl’s Corp.
4.000%	11/01/2021			300,000	301,563
Macy’s Retail Holdings, Inc.
6.900%	04/01/2029			100,000	114,734
6.650%	07/15/2024			100,000	117,338
5.900%	12/01/2016			500,000	564,866
4.300%	02/15/2043			200,000	169,667
Nordstrom, Inc.
4.000%	10/15/2021			100,000	104,687
Target Corp.
6.000%	01/15/2018			500,000	587,431
4.000%	07/01/2042			200,000	178,416

					2,624,450

Multi-Utilities—0.3%
Ameren Illinois Co.
2.700%	09/01/2022			400,000	381,230
Consolidated Edison Co. of New York, Inc., Series 06-C
5.500%	09/15/2016			500,000	562,923

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Consumers Energy Co., Series P
5.500%	08/15/2016		$150,000	$168,442
Dominion Resources, Inc., Series A
5.600%	11/15/2016		300,000	336,444
Dominion Resources, Inc., Series C
4.900%	08/01/2041		300,000	297,865
MidAmerican Energy Holdings Co.
6.125%	04/01/2036		200,000	224,453
Nisource Finance Corp.
5.450%	09/15/2020		500,000	551,435
5.250%	02/15/2043		300,000	289,320
Puget Sound Energy, Inc.
4.434%	11/15/2041		300,000	287,745
Sempra Energy
6.150%	06/15/2018		250,000	292,215

				3,392,072

Office Electronics—0.1%
Xerox Corp.
6.350%	05/15/2018	†	500,000	574,841
4.500%	05/15/2021		200,000	208,206
4.250%	02/15/2015		300,000	312,907

				1,095,954

Oil, Gas & Consumable Fuels—2.1%
Alberta Energy Co. Ltd. (Canada)
7.375%	11/01/2031		400,000	468,232
Anadarko Petroleum Corp.
8.700%	03/15/2019		500,000	643,617
Apache Corp.
5.250%	02/01/2042		500,000	510,614
Apache Finance Canada Corp. (Canada)
7.750%	12/15/2029		150,000	191,769
Boardwalk Pipelines LP
3.375%	02/01/2023		200,000	184,124
BP Capital Markets plc (United Kingdom)
4.500%	10/01/2020		300,000	324,615
3.245%	05/06/2022		200,000	193,461
3.200%	03/11/2016		400,000	420,169
2.750%	05/10/2023		500,000	457,615
1.846%	05/05/2017		200,000	201,886
Canadian Natural Resources Ltd. (Canada)
5.850%	02/01/2035		500,000	537,715
3.450%	11/15/2021		200,000	199,542
Cenovus Energy, Inc. (Canada)
5.700%	10/15/2019		200,000	228,594
CenterPoint Energy Resources Corp.
4.500%	01/15/2021		434,000	472,077
Chevron Corp.
3.191%	06/24/2023		400,000	393,692
2.355%	12/05/2022		400,000	369,017
CNOOC Finance 2013 Ltd. (Virgin Islands, British)
4.250%	05/09/2043		200,000	171,800
3.000%	05/09/2023		200,000	180,128
1.750%	05/09/2018		200,000	193,564
1.125%	05/09/2016		200,000	197,999
ConocoPhillips Canada Funding Co. I (Canada)
5.950%	10/15/2036		500,000	581,383
5.625%	10/15/2016		500,000	567,652
ConocoPhillips Holding Co.
6.950%	04/15/2029		500,000	632,804
Devon Energy Corp.
5.600%	07/15/2041		100,000	102,584

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.400%	07/15/2016	$300,000	$309,140
1.875%	05/15/2017	300,000	300,924
Ecopetrol SA (Colombia)
4.250%	09/18/2018	500,000	515,625
El Paso Pipeline Partners Operating Co. LLC
4.700%	11/01/2042	200,000	174,736
Enbridge Energy Partners LP
9.875%	03/01/2019	300,000	393,612
Encana Corp. (Canada)
5.150%	11/15/2041	300,000	276,329
3.900%	11/15/2021	300,000	301,188
Energy Transfer Partners LP
6.500%	02/01/2042	400,000	423,656
5.950%	02/01/2015	500,000	531,734
5.200%	02/01/2022	300,000	315,909
Enterprise Products Operating LLC
5.950%	02/01/2041	200,000	216,298
4.450%	02/15/2043	200,000	177,616
3.700%	06/01/2015	100,000	104,606
3.200%	02/01/2016	200,000	210,008
Enterprise Products Operating LLC, Series D
6.875%	03/01/2033	150,000	178,888
Enterprise Products Operating LLC, Series G
5.600%	10/15/2014	150,000	157,683
EOG Resources, Inc.
4.100%	02/01/2021	300,000	318,061
Hess Corp.
7.300%	08/15/2031	250,000	300,858
Kinder Morgan Energy Partners LP
6.550%	09/15/2040	300,000	329,297
6.500%	02/01/2037	300,000	330,853
5.950%	02/15/2018	300,000	343,829
5.000%	03/01/2043	200,000	181,532
4.150%	03/01/2022	500,000	503,440
3.500%	09/01/2023	400,000	373,702
Magellan Midstream Partners LP
4.200%	12/01/2042	200,000	173,450
Marathon Oil Corp.
5.900%	03/15/2018	455,000	523,599
Nexen, Inc. (Canada)
6.400%	05/15/2037	500,000	550,130
Occidental Petroleum Corp.
2.700%	02/15/2023	300,000	277,729
ONEOK Partners LP
6.150%	10/01/2016	160,000	180,958
3.375%	10/01/2022	300,000	276,892
Petrobras Global Finance BV (Netherlands)
4.375%	05/20/2023	400,000	369,914
Petro-Canada (Canada)
5.950%	05/15/2035	100,000	109,842
Phillips 66
4.300%	04/01/2022	400,000	408,505
1.950%	03/05/2015	500,000	507,760
Pioneer Natural Resources Co.
3.950%	07/15/2022	200,000	201,263
Plains All American Pipeline LP/PAA Finance Corp.
4.300%	01/31/2043	200,000	175,864
3.950%	09/15/2015	300,000	317,709
2.850%	01/31/2023	400,000	366,171
Southern Natural Gas Co./Southern Natural Issuing Corp.
4.400%	06/15/2021	200,000	210,477
Statoil ASA (Norway)
5.100%	08/17/2040	300,000	316,443

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
3.150%	01/23/2022		$500,000	$494,495
2.650%	01/15/2024		300,000	278,060
1.150%	05/15/2018		300,000	291,858
Suncor Energy, Inc. (Canada)
7.150%	02/01/2032		500,000	621,561
Sunoco Logistics Partners Operations LP
4.950%	01/15/2043		200,000	178,823
3.450%	01/15/2023		200,000	186,476
Talisman Energy, Inc. (Canada)
6.250%	02/01/2038		300,000	304,988
Tennessee Gas Pipeline Co. LLC
7.000%	10/15/2028		350,000	428,567
Texas Eastern Transmission LP
7.000%	07/15/2032		150,000	179,946
Total Capital International SA (France)
3.700%	01/15/2024		250,000	251,654
2.875%	02/17/2022		400,000	384,455
Total Capital SA (France)
4.450%	06/24/2020		300,000	331,258
3.000%	06/24/2015		300,000	312,285
TransCanada PipeLines Ltd. (Canada)
5.850%	03/15/2036		500,000	555,714
Valero Energy Corp.
6.125%	06/15/2017		250,000	285,972
Western Gas Partners LP
2.600%	08/15/2018		250,000	250,256
Williams Cos., Inc. (The)
7.875%	09/01/2021		230,000	274,710
Williams Partners LP
6.300%	04/15/2040		100,000	105,787
5.250%	03/15/2020		100,000	107,973
3.800%	02/15/2015		100,000	103,833

				26,589,554

Paper & Forest Products—0.1%
International Paper Co.
7.500%	08/15/2021	†	500,000	616,237

Pharmaceuticals—0.8%
AbbVie, Inc.
4.400%	11/06/2042		300,000	272,677
2.900%	11/06/2022		300,000	281,115
2.000%	11/06/2018		300,000	294,921
1.750%	11/06/2017		300,000	297,830
1.200%	11/06/2015		300,000	301,240
AstraZeneca plc (United Kingdom)
5.900%	09/15/2017		250,000	291,148
4.000%	09/18/2042		300,000	267,521
Bristol-Myers Squibb Co.
5.875%	11/15/2036		155,000	180,576
5.450%	05/01/2018		250,000	290,583
3.250%	08/01/2042		200,000	160,753
Eli Lilly & Co.
6.770%	01/01/2036		250,000	316,179
GlaxoSmithKline Capital plc (United Kingdom)
2.850%	05/08/2022		300,000	288,386
0.750%	05/08/2015		300,000	301,289
GlaxoSmithKline Capital, Inc.
2.800%	03/18/2023		200,000	189,238
Johnson & Johnson
4.950%	05/15/2033		200,000	221,124
4.850%	05/15/2041		200,000	215,069
3.550%	05/15/2021		200,000	210,329

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
2.150%	05/15/2016		$200,000	$207,724
Merck & Co., Inc.
6.550%	09/15/2037		200,000	254,301
6.500%	12/01/2033		250,000	319,019
3.600%	09/15/2042		200,000	169,679
2.400%	09/15/2022		200,000	186,262
1.100%	01/31/2018		200,000	195,716
Merck Sharp & Dohme Corp.
4.750%	03/01/2015		350,000	370,891
Novartis Capital Corp.
2.900%	04/24/2015		200,000	207,856
Novartis Securities Investment Ltd. (Bermuda)
5.125%	02/10/2019		500,000	573,330
Pfizer, Inc.
5.350%	03/15/2015		500,000	534,313
Pharmacia Corp.
6.500%	12/01/2018		350,000	425,235
Sanofi (France)
2.625%	03/29/2016		400,000	417,662
Teva Pharmaceutical Finance Co. LLC
6.150%	02/01/2036		250,000	289,615
Teva Pharmaceutical Finance II BV / Teva Pharmaceutical Finance III LLC (Curacao)
3.000%	06/15/2015		300,000	310,604
Wyeth LLC
6.500%	02/01/2034		250,000	310,488
Zoetis, Inc.
4.700%	02/01/2043	^	200,000	187,106
3.250%	02/01/2023	^	300,000	286,171
1.150%	02/01/2016	^	300,000	301,380

				9,927,330

Real Estate Investment Trusts (REITs)—0.6%
American Tower Corp.
4.500%	01/15/2018		500,000	528,583
3.500%	01/31/2023		400,000	351,801
AvalonBay Communities, Inc. MTN
2.850%	03/15/2023		300,000	273,019
Boston Properties LP
4.125%	05/15/2021		300,000	309,649
3.125%	09/01/2023		450,000	413,088
Brandywine Operating Partnership LP
3.950%	02/15/2023		300,000	284,356
Camden Property Trust
5.000%	06/15/2015		200,000	212,714
DDR Corp.
4.625%	07/15/2022		200,000	203,993
Duke Realty LP
7.375%	02/15/2015		150,000	161,959
3.875%	10/15/2022		200,000	190,628
ERP Operating LP
5.375%	08/01/2016		500,000	555,512
3.000%	04/15/2023		200,000	184,241
Federal Realty Investment Trust
2.750%	06/01/2023		200,000	179,490
HCP, Inc. MTN
6.700%	01/30/2018		250,000	291,388
Health Care REIT, Inc.
6.125%	04/15/2020		300,000	341,088
Hospitality Properties Trust
5.000%	08/15/2022		300,000	300,147
Host Hotels & Resorts LP
6.000%	10/01/2021		300,000	327,893

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Kimco Realty Corp.
3.125%	06/01/2023		$200,000	$183,929
Liberty Property LP
3.375%	06/15/2023		300,000	277,890
Realty Income Corp.
5.875%	03/15/2035		200,000	206,889
Simon Property Group LP
4.750%	03/15/2042		400,000	379,266
4.375%	03/01/2021		400,000	426,121
2.800%	01/30/2017		500,000	518,474
Ventas Realty LP/Ventas Capital Corp.
4.250%	03/01/2022		400,000	404,621
Weyerhaeuser Co.
7.375%	03/15/2032		300,000	366,383

				7,873,122

Road & Rail—0.3%
Burlington Northern Santa Fe LLC
5.650%	05/01/2017		500,000	568,927
5.150%	09/01/2043		350,000	353,324
3.450%	09/15/2021		200,000	201,320
Canadian National Railway Co. (Canada)
2.250%	11/15/2022		300,000	274,427
CSX Corp.
7.375%	02/01/2019		300,000	368,902
6.250%	04/01/2015		20,000	21,616
6.000%	10/01/2036		334,000	375,552
Norfolk Southern Corp.
5.900%	06/15/2019		300,000	352,214
4.800%	08/15/2043		350,000	341,465
3.250%	12/01/2021		200,000	198,827
Ryder System, Inc. MTN
3.150%	03/02/2015		300,000	309,076
2.350%	02/26/2019		400,000	391,339
Union Pacific Corp.
4.821%	02/01/2044	^	557,000	565,385

				4,322,374

Semiconductors & Semiconductor Equipment—0.1%
Intel Corp.
4.800%	10/01/2041		300,000	288,524
4.250%	12/15/2042		200,000	178,292
3.300%	10/01/2021		300,000	299,117
1.350%	12/15/2017		400,000	395,234

				1,161,167

Software—0.2%
Microsoft Corp.
4.500%	10/01/2040		300,000	287,910
1.625%	09/25/2015		400,000	409,487
Oracle Corp.
5.750%	04/15/2018		500,000	582,886
5.375%	07/15/2040		500,000	546,484
5.250%	01/15/2016		500,000	550,131
2.500%	10/15/2022		400,000	369,475

				2,746,373

Specialty Retail—0.2%
Gap, Inc. (The)
5.950%	04/12/2021		200,000	221,941
Home Depot, Inc. (The)
5.875%	12/16/2036		550,000	629,888
5.400%	03/01/2016		400,000	443,963

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
CORPORATE OBLIGATIONS—(Continued)
Lowe’s Cos., Inc.
5.800%	04/15/2040		$300,000	$332,829
5.400%	10/15/2016		400,000	452,855

				2,081,476

Textiles, Apparel & Luxury Goods—0.0%
NIKE, Inc.
3.625%	05/01/2043		300,000	260,531
2.250%	05/01/2023		300,000	274,489

				535,020

Thrifts & Mortgage Finance—0.0%
Abbey National Treasury Services plc (United Kingdom)
3.050%	08/23/2018		350,000	355,978

Tobacco—0.3%
Altria Group, Inc.
9.950%	11/10/2038		300,000	449,146
9.250%	08/06/2019		800,000	1,057,736
Lorillard Tobacco Co.
6.875%	05/01/2020		300,000	345,466
Philip Morris International, Inc.
5.650%	05/16/2018		500,000	579,304
4.375%	11/15/2041		200,000	184,430
2.900%	11/15/2021		200,000	194,170
1.125%	08/21/2017		300,000	294,826

				3,105,078

Trading Companies & Distributors—0.0%
GATX Corp.
4.750%	06/15/2022		300,000	306,584

Water Utilities—0.0%
American Water Capital Corp.
6.085%	10/15/2017		300,000	346,444

Wireless Telecommunication Services—0.3%
America Movil SAB de CV (Mexico)
6.125%	03/30/2040		300,000	316,449
5.000%	03/30/2020		400,000	432,069
Rogers Communications, Inc. (Canada)
6.800%	08/15/2018		500,000	597,807
Telefonica Europe BV (Netherlands)
8.250%	09/15/2030		350,000	411,231
Vodafone Group plc (United Kingdom)
7.875%	02/15/2030		250,000	318,339
6.150%	02/27/2037		200,000	219,304
5.625%	02/27/2017		500,000	561,654
5.375%	01/30/2015		250,000	265,043
1.500%	02/19/2018		300,000	291,958

				3,413,854

TOTAL CORPORATE OBLIGATIONS (Cost $268,721,606)				275,299,199

MORTGAGE-BACKED SECURITIES—31.2%
Commercial Mortgage-Backed Securities— 1.6%
Banc of America Commercial Mortgage Trust, Series 2006-3, Class A4
5.889%	07/10/2044	#	500,000	549,584
Banc of America Commercial Mortgage Trust, Series 2007-2, Class A2
5.634%	04/10/2049	#	124,275	126,127
Banc of America Commercial Mortgage Trust, Series 2007-5, Class A4
5.492%	02/10/2051		2,000,000	2,196,060

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class A4
5.358%	09/10/2047		#	$800,000	$856,958
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM
5.358%	09/10/2047		#	1,000,000	1,066,610
Bear Stearns Commercial Mortgage Securities, Series 2005-PWR8, Class A4
4.674%	06/11/2041			723,804	758,319
Bear Stearns Commercial Mortgage Securities, Series 2005-T20, Class A4A
5.293%	10/12/2042		#	921,000	986,188
Bear Stearns Commercial Mortgage Securities, Series 2006-T24, Class A4
5.537%	10/12/2041			1,000,000	1,102,634
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2005-CD1, Class A4
5.393%	07/15/2044		#	900,000	960,296
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A4
5.322%	12/11/2049			1,000,000	1,107,111
GMAC Commercial Mortgage Securities, Inc., Series 2006-C1, Class AM
5.290%	11/10/2045		#	750,000	798,368
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4
5.736%	12/10/2049			1,000,000	1,125,313
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4
5.444%	03/10/2039			1,000,000	1,108,181
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A4
5.553%	04/10/2038		#	800,000	867,431
GS Mortgage Securities Corp. II, Series 2006-GG8, Class A4
5.560%	11/10/2039			1,200,000	1,324,259
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A4
3.377%	05/10/2045			1,000,000	1,003,626
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP2, Class A4
4.738%	07/15/2042			935,000	980,896
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-CB20, Class A4
5.794%	02/12/2051		#	500,000	565,525
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A4
5.414%	07/12/2046		#	750,000	821,064
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.858%	11/15/2045			500,000	475,729
UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5
2.850%	12/10/2045			500,000	468,529
Wachovia Bank Commercial Mortgage Trust, Series 2006-C27, Class AM
5.795%	07/15/2045		#	1,000,000	1,094,790

					20,343,598

U.S. Government Agency Mortgage-Backed Securities— 29.6%
Federal Home Loan Mortgage Corp.
7.500%	06/01/2027 10/01/2029	-		192,909	224,563
7.000%	02/01/2016 09/01/2036	-		356,906	386,190
6.500%	07/01/2014 01/01/2039	-		1,561,717	1,739,291
6.201%	01/01/2037		#	76,930	80,869
6.000%	11/01/2016 10/01/2038	-		4,297,585	4,712,015
5.711%	01/01/2037		#	43,933	46,863
5.651%	02/01/2037		#	159,111	169,205

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
5.500%	02/01/2018 08/01/2039	-		$6,748,156	$7,323,744
5.000%	08/01/2017 04/01/2041	-		10,387,763	11,231,189
4.500%	08/01/2018 08/01/2041	-		13,718,544	14,625,638
4.000%	05/01/2019 03/01/2042	-		12,424,977	13,057,294
3.500%	10/01/2025 08/01/2042	-		10,239,968	10,581,477
3.451%	06/01/2041		#	126,932	133,728
3.000%	03/01/2027 07/01/2043	-		9,130,250	9,114,379
2.658%	01/01/2042		#	280,350	290,495
2.500%	08/01/2027 04/01/2028	-		3,054,589	3,081,623
2.138%	08/01/2043		#	900,000	898,767
Federal Home Loan Mortgage Corp. TBA
4.000%	10/15/2039			600,000	626,102
3.500%	10/15/2026 11/15/2042	-		5,800,000	5,845,922
3.000%	10/15/2027 10/15/2043	-		9,340,000	9,169,109
2.500%	10/15/2028 11/15/2043	-		5,090,000	5,103,517
Federal National Mortgage Association
7.500%	06/01/2030 07/01/2031	-		20,583	22,565
7.000%	03/01/2030 04/01/2038	-		844,936	954,236
6.500%	02/01/2017 10/01/2039	-		1,848,713	2,062,050
6.000%	04/01/2014 11/01/2039	-		5,801,276	6,371,019
5.569%	01/01/2037		#	525,237	561,482
5.500%	01/01/2018 05/01/2040	-		11,790,758	12,871,184
5.000%	03/01/2018 05/01/2041	-		12,309,539	13,368,146
4.500%	03/01/2018 11/01/2041	-		20,748,144	22,211,592
4.000%	08/01/2018 03/01/2042	-		22,037,781	23,246,057
3.612%	08/01/2040		#	178,600	188,699
3.602%	05/01/2041		#	241,011	253,739
3.500%	10/01/2025 09/01/2043	-		21,108,780	21,730,375
3.492%	02/01/2041		#	115,244	120,076
3.251%	07/01/2040		#	358,094	378,686
3.132%	06/01/2040		#	151,933	160,240
3.000%	07/01/2027 08/01/2043	-		12,006,078	11,931,164
2.841%	01/01/2042		#	550,609	568,151
2.832%	10/01/2035		#	437,949	466,423
2.705%	05/01/2035		#	194,173	206,462
2.701%	02/01/2037		#	80,933	86,163
2.572%	03/01/2037		#	1,606,543	1,715,275
2.500%	08/01/2027 07/01/2033	-		3,907,967	3,927,122
2.443%	05/01/2035		#	374,235	396,680
Federal National Mortgage Association TBA
5.000%	10/25/2028 10/25/2042	-		1,800,000	1,938,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
MORTGAGE-BACKED SECURITIES—(Continued)
4.500%	10/25/2040 11/25/2042	-		$500,000	$533,547
4.000%	11/25/2026 10/25/2042	-		4,000,000	4,197,859
3.500%	10/25/2026 10/25/2043	-		10,400,000	10,593,626
3.000%	10/25/2027 11/25/2043	-		23,200,000	22,937,594
2.500%	10/25/2027 10/25/2043	-		9,600,000	9,579,781
Government National Mortgage Association
7.500%	12/15/2029 05/15/2032	-		288,598	344,855
7.000%	09/15/2037			47,703	52,072
6.500%	03/15/2026 01/15/2039	-		1,100,037	1,241,073
6.000%	02/15/2033 12/15/2039	-		2,585,859	2,870,477
5.500%	01/15/2024 07/20/2040	-		4,514,896	4,987,247
5.000%	05/15/2033 04/20/2042	-		10,435,716	11,437,534
4.500%	04/20/2026 11/20/2041	-		14,906,344	16,121,818
4.000%	08/15/2024 03/20/2042	-		12,024,641	12,778,772
3.500%	12/15/2025 04/20/2043	-		12,964,984	13,407,613
3.500%	12/20/2040 05/20/2041	-	#	1,318,818	1,386,060
3.000%	04/15/2027 03/20/2043	-		5,843,635	5,842,592
3.000%	02/20/2041 07/20/2042	-	#	1,783,245	1,854,332
2.500%	12/20/2027 07/20/2028	-		715,444	722,527
2.500%	11/20/2040 01/20/2043	-	#	939,421	971,342
2.000%	10/20/2042 06/20/2043	-	#	766,306	783,739
Government National Mortgage Association TBA
5.000%	10/15/2040 11/15/2043	-		100,000	108,812
4.500%	10/15/2043 11/15/2043	-		1,700,000	1,832,219
4.000%	10/15/2041 10/15/2043	-		1,700,000	1,802,688
3.500%	10/15/2042 11/15/2043	-		8,600,000	8,868,516
3.000%	11/15/2042 10/15/2043	-		13,600,000	13,435,015
2.500%	10/15/2043 11/15/2043	-		700,000	650,734

					373,520,010

TOTAL MORTGAGE-BACKED SECURITIES (Cost $384,029,846)					393,863,608

U.S. TREASURY OBLIGATIONS—36.0%
U.S. Treasury Bonds—5.0%
U.S. Treasury Bond
11.250%	02/15/2015			1,300,000	1,496,726
9.875%	11/15/2015			2,470,000	2,967,665

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
9.125%	05/15/2018		$1,060,000	$1,437,708
8.750%	05/15/2017 08/15/2020	-	795,000	1,124,131
8.500%	02/15/2020		991,000	1,395,375
8.125%	08/15/2019 08/15/2021	-	855,000	1,200,501
8.000%	11/15/2021		920,000	1,317,146
7.625%	11/15/2022 02/15/2025	-	1,000,000	1,465,694
7.500%	11/15/2016		800,000	968,000
7.250%	05/15/2016		577,000	678,696
6.875%	08/15/2025		370,000	521,613
6.625%	02/15/2027		300,000	420,445
6.500%	11/15/2026		920,000	1,274,200
6.375%	08/15/2027		300,000	413,297
6.250%	08/15/2023		1,088,000	1,440,410
6.125%	11/15/2027 08/15/2029	-	1,710,000	2,312,010
6.000%	02/15/2026		115,000	152,141
5.500%	08/15/2028		1,000,000	1,280,078
5.375%	02/15/2031		1,900,000	2,423,836
5.250%	11/15/2028		860,000	1,075,538
4.750%	02/15/2041		2,120,000	2,541,019
4.625%	02/15/2040		1,980,000	2,329,284
4.500%	02/15/2036 08/15/2039	-	1,107,000	1,279,037
4.375%	11/15/2039 05/15/2041	-	5,560,000	6,292,277
4.250%	05/15/2039 11/15/2040	-	3,330,000	3,693,950
3.875%	08/15/2040		1,730,000	1,803,120
3.750%	08/15/2041		2,340,000	2,379,488
3.500%	02/15/2039		1,540,000	1,511,005
3.125%	11/15/2041 02/15/2043	-	7,980,000	7,180,253
3.000%	05/15/2042		1,581,000	1,385,721
2.875%	05/15/2043		2,900,000	2,461,827
2.750%	08/15/2042 11/15/2042	-	5,573,000	4,616,615

				62,838,806

U.S. Treasury Notes—31.0%
U.S. Treasury Note
5.125%	05/15/2016		780,000	874,209
4.875%	08/15/2016		1,050,000	1,177,764
4.750%	08/15/2017		529,000	604,816
4.625%	11/15/2016 02/15/2017	-	2,080,000	2,335,032
4.500%	11/15/2015 02/15/2016	-	2,160,000	2,361,069
4.250%	11/15/2014 11/15/2017	-	4,330,000	4,633,327
4.125%	05/15/2015		1,070,000	1,137,167
4.000%	02/15/2015		1,626,000	1,710,666
3.875%	05/15/2018		500,000	559,219
3.625%	08/15/2019 02/15/2021	-	12,200,000	13,533,462
3.500%	02/15/2018 05/15/2020	-	5,161,000	5,681,425
3.375%	11/15/2019		2,395,000	2,627,669
3.250%	05/31/2016 03/31/2017	-	8,990,000	9,688,312

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—(Continued)
3.125%	10/31/2016 05/15/2021	-		$10,515,000	$11,301,845
3.000%	08/31/2016 02/28/2017	-		5,447,000	5,834,446
2.875%	03/31/2018			1,060,000	1,136,519
2.750%	11/30/2016 02/28/2018	-		4,910,000	5,231,656
2.625%	12/31/2014 11/15/2020	-		12,722,000	13,282,266
2.500%	03/31/2015 08/15/2023	-		7,366,000	7,512,884
2.375%	09/30/2014 06/30/2018	-		13,064,000	13,538,700
2.250%	01/31/2015 11/30/2017	-		4,460,000	4,617,191
2.250%	03/31/2016		†	1,050,000	1,096,922
2.125%	11/30/2014 08/15/2021	-		11,666,000	11,937,696
2.000%	01/31/2016 02/15/2023	-		21,380,000	21,148,179
1.875%	06/30/2015 06/30/2020	-		11,361,000	11,607,720
1.750%	07/31/2015 05/15/2023	-		10,704,000	10,340,254
1.625%	08/15/2022 11/15/2022	-		5,213,000	4,831,587
1.500%	06/30/2016 03/31/2019	-		9,307,000	9,421,771
1.375%	11/30/2015 05/31/2020	-		23,664,000	23,435,000
1.250%	08/31/2015 10/31/2019	-		15,710,000	15,707,878
1.125%	05/31/2019 04/30/2020	-		7,800,000	7,462,429
1.000%	08/31/2016 09/30/2019	-		19,403,000	19,221,024
0.875%	09/15/2016 07/31/2019	-		22,420,000	22,344,671
0.750%	06/30/2017 03/31/2018	-		14,510,000	14,277,303
0.625%	07/15/2016 04/30/2018	-		17,400,000	17,115,131
0.500%	06/15/2016		†	3,000,000	2,997,306
0.500%	10/15/2014 07/31/2017	-		4,090,000	4,049,500
0.375%	11/15/2014			2,500,000	2,506,495
0.375%	03/15/2015 03/15/2016	-		23,370,000	23,379,997
0.250%	09/15/2014 05/15/2016	-		53,178,000	53,141,285
0.125%	12/31/2014 04/30/2015	-		5,570,000	5,563,564

					390,965,356

TOTAL U.S. TREASURY OBLIGATIONS (Cost $457,671,989)					453,804,162

GOVERNMENT RELATED OBLIGATIONS—9.9%
U.S. Government Agencies—4.4%
Federal Farm Credit Bank
4.875%	12/16/2015			1,245,000	1,365,734
0.730%	08/15/2016			100,000	100,000
0.540%	11/07/2016			300,000	297,695

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Federal Home Loan Bank
5.500%	07/15/2036			$500,000	$592,833
4.875%	09/08/2017			1,250,000	1,432,061
4.750%	12/16/2016			1,000,000	1,125,512
2.875%	06/12/2015			900,000	938,666
1.625%	06/14/2019			1,000,000	985,240
1.250%	02/28/2018			300,000	295,594
1.125%	06/26/2017			300,000	300,004
0.450%	12/28/2015			250,000	249,451
0.375%	07/30/2015			310,000	309,987
0.375%	06/24/2016		†	500,000	497,703
Federal Home Loan Bank, Series 1
1.000%	06/21/2017			1,500,000	1,501,815
Federal Home Loan Bank, Series 656
5.375%	05/18/2016			900,000	1,013,783
Federal Home Loan Mortgage Corp.
6.250%	07/15/2032			650,000	849,594
5.500%	07/18/2016			1,000,000	1,133,425
5.125%	11/17/2017			800,000	924,337
4.875%	06/13/2018			1,000,000	1,150,954
4.750%	11/17/2015			1,000,000	1,091,523
4.500%	01/15/2015			350,000	369,319
4.375%	07/17/2015			1,400,000	1,502,508
3.750%	03/27/2019			500,000	550,898
2.875%	02/09/2015			1,000,000	1,035,855
2.375%	01/13/2022			1,000,000	975,112
2.250%	03/13/2020			450,000	447,370
2.000%	08/25/2016			1,500,000	1,555,363
1.250%	05/12/2017 08/01/2019	-		2,000,000	1,969,619
1.200%	06/12/2018			200,000	195,817
0.750%	11/25/2014			1,000,000	1,006,792
0.500%	04/17/2015 01/28/2016	-		1,300,000	1,303,168
0.420%	09/18/2015			700,000	700,072
0.320%	04/29/2015			510,000	510,008
Federal Home Loan Mortgage Corp. MTN
5.050%	01/26/2015			300,000	319,096
Federal National Mortgage Association
7.250%	05/15/2030			400,000	564,342
6.625%	11/15/2030			500,000	670,206
6.250%	05/15/2029			740,000	949,642
6.000%	04/18/2036			250,000	275,995
5.000%	04/15/2015 05/11/2017	-		2,550,000	2,810,281
4.375%	10/15/2015			1,000,000	1,080,633
2.625%	11/20/2014			1,000,000	1,028,334
2.500%	02/22/2023			300,000	277,094
2.375%	07/28/2015			1,000,000	1,037,007
1.500%	09/08/2014			500,000	505,710
1.250%	09/28/2016 01/30/2017	-		1,000,000	1,013,648
1.125%	04/27/2017			1,000,000	1,004,323
1.070%	09/27/2017			500,000	495,078
1.010%	02/14/2018			250,000	243,852
1.000%	12/28/2017 04/30/2018	-		1,470,000	1,437,296
0.950%	08/23/2017			750,000	742,375
0.650%	03/28/2016			500,000	499,616
0.550%	02/27/2015 03/18/2016	-		2,650,000	2,650,146
0.520%	05/27/2016			500,000	498,287

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
0.500%	07/02/2015 04/29/2016	-		$2,485,000	$2,484,396
0.375%	07/05/2016			1,000,000	991,827
0.000%	06/01/2017			400,000	381,114
Federal National Mortgage Association, Series 1
0.500%	09/28/2015			1,000,000	1,002,315
Financing Corp. Fico
8.600%	09/26/2019			500,000	677,212
Financing Corp. Fico, Series E
9.650%	11/02/2018			500,000	690,229
Israel Government AID Bond (Israel)
5.500%	04/26/2024			350,000	416,745
Tennessee Valley Authority
5.250%	09/15/2039			500,000	547,006
Tennessee Valley Authority, Series E
6.250%	12/15/2017			1,200,000	1,429,813

					55,001,430

Non-U.S. Government Agencies—1.4%
Export Development Canada (Canada)
2.250%	05/28/2015			300,000	309,483
Export-Import Bank of Korea (Korea, Republic of)
5.125%	03/16/2015			500,000	529,347
5.000%	04/11/2022			400,000	439,182
FMS Wertmanagement AoeR (Germany)
0.625%	04/18/2016			400,000	399,864
Japan Bank for International Cooperation (Japan)
2.500%	05/18/2016			400,000	417,959
1.750%	07/31/2018			500,000	498,739
Japan Bank for International Cooperation, Series DTC (Japan)
1.125%	07/19/2017			500,000	497,385
KFW (Germany)
4.875%	01/17/2017			500,000	563,934
4.500%	07/16/2018			500,000	567,518
4.125%	10/15/2014			1,000,000	1,039,972
4.000%	01/27/2020			300,000	332,955
2.625%	03/03/2015			1,050,000	1,084,620
2.125%	01/17/2023		†	500,000	468,624
1.250%	02/15/2017			400,000	403,986
0.625%	04/24/2015			1,000,000	1,005,214
KFW MTN (Germany)
4.375%	03/15/2018			500,000	564,196
2.750%	09/08/2020- 10/01/2020			1,000,000	1,023,615
0.500%	04/19/2016			500,000	499,137
Korea Development Bank (The) (Korea, Republic of)
3.875%	05/04/2017			300,000	319,480
Korea Finance Corp. (Korea, Republic of)
2.875%	08/22/2018			350,000	352,385
Landwirtschaftliche Rentenbank (Germany)
5.125%	02/01/2017			300,000	341,161
Landwirtschaftliche Rentenbank, Series G13 (Germany)
4.875%	11/16/2015			750,000	818,742
Oesterreichische Kontrollbank AG (Austria)
2.000%	06/03/2016			300,000	310,315
Pemex Project Funding Master Trust
6.625%	06/15/2035			500,000	530,565
Petrobras International Finance Co. (Cayman Islands)
8.375%	12/10/2018			250,000	300,191
6.750%	01/27/2041			300,000	291,605
6.125%	10/06/2016			500,000	548,122
5.375%	01/27/2021			600,000	605,751

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
2.875%	02/06/2015			$500,000	$508,506
Petroleos Mexicanos (Mexico)
8.000%	05/03/2019			250,000	303,125
5.500%	01/21/2021 06/27/2044	-		900,000	902,636
4.875%	03/15/2015		†	400,000	422,000
Svensk Exportkredit AB (Sweden)
5.125%	03/01/2017			500,000	567,980

					17,768,294

Sovereign Debt—1.5%
Brazilian Government International Bond (Brazil)
11.000%	08/17/2040			260,000	304,590
10.125%	05/15/2027			435,000	663,375
8.875%	04/15/2024			400,000	547,000
7.875%	03/07/2015			455,000	498,225
7.125%	01/20/2037			460,000	542,800
5.875%	01/15/2019			500,000	568,250
4.875%	01/22/2021			200,000	215,750
Chile Government International Bond (Chile)
3.875%	08/05/2020			500,000	523,750
Colombia Government International Bond (Colombia)
11.750%	02/25/2020			200,000	289,500
8.125%	05/21/2024			200,000	259,250
7.375%	09/18/2037			200,000	251,200
Israel Government International Bond (Israel)
4.000%	06/30/2022			400,000	415,765
Mexico Government International Bond (Mexico)
6.050%	01/11/2040			500,000	549,250
3.625%	03/15/2022		†	300,000	298,350
Mexico Government International Bond MTN (Mexico)
4.750%	03/08/2044			200,000	182,000
Panama Government International Bond (Panama)
6.700%	01/26/2036			288,000	330,480
5.200%	01/30/2020			300,000	330,750
Peruvian Government International Bond (Peru)
7.350%	07/21/2025			400,000	513,000
6.550%	03/14/2037			500,000	593,750
Philippine Government International Bond (Philippines)
10.625%	03/16/2025			600,000	912,000
9.500%	02/02/2030			600,000	893,250
9.375%	01/18/2017			200,000	246,250
8.875%	03/17/2015			200,000	221,250
6.500%	01/20/2020			300,000	353,625
5.000%	01/13/2037		†	500,000	545,000
Poland Government International Bond (Poland)
6.375%	07/15/2019			500,000	584,750
5.125%	04/21/2021			300,000	327,000
3.875%	07/16/2015			300,000	315,390
Republic of Finland (Finland)
6.950%	02/15/2026			150,000	192,953
Republic of Italy (Italy)
6.875%	09/27/2023			450,000	544,689
5.375%	06/15/2033		†	500,000	506,983
Republic of Korea (Korea, Republic of)
3.875%	09/11/2023			250,000	255,436
South Africa Government International Bond (South Africa)
6.875%	05/27/2019			500,000	576,875
State of Israel (Israel)
5.500%	11/09/2016			300,000	338,494
Turkey Government International Bond (Turkey)
8.000%	02/14/2034			600,000	713,400

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date			Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
7.250%	03/15/2015			$300,000	$321,750
7.000%	09/26/2016			200,000	223,000
4.875%	04/16/2043			1,000,000	830,000
3.250%	03/23/2023			800,000	694,000
United Mexican States (Mexico)
8.125%	12/30/2019			750,000	990,000
United Mexican States MTN (Mexico)
8.300%	08/15/2031			200,000	274,000
Uruguay Government International Bond (Uruguay)
8.000%	11/18/2022			330,815	423,443
6.875%	09/28/2025			100,000	117,000
4.125%	11/20/2045			200,000	160,000

					19,437,573

Supranational—1.2%
African Development Bank, Series GDIF
1.250%	09/02/2016			400,000	405,930
Asian Development Bank MTN
4.250%	10/20/2014			300,000	312,603
2.500%	03/15/2016			400,000	419,010
1.750%	09/11/2018			500,000	504,983
1.375%	03/23/2020		†	300,000	287,052
1.125%	03/15/2017			500,000	502,824
Corp. Andina de Fomento
3.750%	01/15/2016			300,000	314,904
Council Of Europe Development Bank MTN
1.500%	02/22/2017			400,000	405,454
European Bank for Reconstruction & Development MTN
2.500%	03/15/2016			500,000	522,404
1.000%	02/16/2017		†	500,000	500,607
European Investment Bank
5.125%	09/13/2016 05/30/2017	-		1,000,000	1,133,322
4.875%	02/16/2016 01/17/2017	-		800,000	890,432
2.875%	09/15/2020		†	500,000	509,349
1.750%	03/15/2017			500,000	511,508
1.125%	04/15/2015 09/15/2017	-		1,200,000	1,204,667
1.000%	03/15/2018 06/15/2018	-		900,000	876,799
European Investment Bank MTN
1.625%	09/01/2015			700,000	716,438
Inter-American Development Bank
2.250%	07/15/2015			200,000	206,604
1.750%	08/24/2018		†	400,000	404,395
1.375%	10/18/2016			300,000	304,927
1.125%	03/15/2017			500,000	503,404
Inter-American Development Bank MTN
3.875%	02/14/2020		†	400,000	442,442
0.875%	11/15/2016			500,000	500,364
International Bank for Reconstruction & Development
2.375%	05/26/2015		†	200,000	206,778
2.125%	03/15/2016		†	500,000	518,704
1.125%	07/18/2017			750,000	753,379
0.875%	04/17/2017			700,000	698,958
International Finance Corp. MTN
2.125%	11/17/2017		†	500,000	517,215
Nordic Investment Bank
2.500%	07/15/2015			500,000	518,232

					15,593,688

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
U.S. Municipal Bonds—1.0%
American Municipal Power-Ohio, Inc. Revenue Bonds, Series 2010 B (Ohio)
7.499%	02/15/2050	$200,000	$239,266
Bay Area Toll Authority Revenue Bonds, Series 2009 F-2 (California)
6.263%	04/01/2049	400,000	483,344
California General Obligation Bonds (California)
7.550%	04/01/2039	500,000	651,250
California State Public Works Board Revenue Bonds, Series 2009 G-2 (California)
8.361%	10/01/2034	400,000	486,676
City of New York General Obligation Bonds, Series 2010 C-1 (New York)
5.517%	10/01/2037	100,000	106,745
County of Cook Illinois General Obligation Bonds, Series 2010 D (Illinois)
6.229%	11/15/2034	400,000	392,436
Dallas Area Rapid Transit Revenue Bonds, Series 2010 B (Texas)
5.022%	12/01/2048	300,000	308,850
Dallas Convention Center Hotel Development Corp. Revenue Bonds, Series 2009 B (Texas)
7.088%	01/01/2042	200,000	231,882
Dallas County Hospital District General Obligation Bonds, Series 2009 C (Texas)
5.621%	08/15/2044	300,000	333,564
Dallas Independent School District General Obligation Bonds, Series 2010 C (Texas)
6.450%	02/15/2035	300,000	337,416
Florida Hurricane Catastrophe Fund Finance Corp. Revenue Bonds, Series 2013 A (Florida)
2.107%	07/01/2018	200,000	194,976
Government Development Bank for Puerto Rico Revenue Bonds, Series 2011 B (Puerto Rico)
4.704%	05/01/2016	400,000	328,636
Illinois General Obligation Bonds (Illinois)
5.100%	06/01/2033	500,000	443,815
Los Angeles Unified School District General Obligation Bonds, Series 2009 KRY (California)
5.755%	07/01/2029	200,000	221,060
5.750%	07/01/2034	300,000	331,989
Metropolitan Government of Nashville & Davidson County Authority General Obligation Bonds, Series 2010 B (Tennessee)
5.707%	07/01/2034	300,000	326,043
Metropolitan Transportation Authority Revenue Bonds, Series 2010 B-1 (New York)
6.648%	11/15/2039	300,000	351,063
6.548%	11/15/2031	200,000	230,678
Municipal Electric Authority of Georgia Revenue Bonds, Series 2010 A (Georgia)
6.637%	04/01/2057	300,000	310,545
New Jersey Economic Development Authority Revenue Bonds, Series 1997 A (New Jersey)
7.425%	02/15/2029	200,000	244,820
New Jersey State Turnpike Authority Revenue Bonds, Series 2003 B (New Jersey)
4.252%	01/01/2016	25,000	26,140
New Jersey State Turnpike Authority Revenue Bonds, Series 2010 A (New Jersey)
7.102%	01/01/2041	500,000	632,355

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date	Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
New York City Municipal Water Finance Authority Revenue Bonds, Series 2010 GG (New York)
5.724%	06/15/2042	$300,000	$333,330
New York State Dormitory Authority Revenue Bonds, Series 2010 D (New York)
5.600%	03/15/2040	200,000	217,936
North Texas Tollway Authority Revenue Bonds, Series 2010 B-2 (Texas)
8.910%	02/01/2030	200,000	228,196
Ohio State University General Obligation Bonds, Series 2010 C (Ohio)
4.910%	06/01/2040	300,000	305,505
Oregon General Obligation Bonds (Oregon)
5.762%	06/01/2023	200,000	234,414
Oregon State Department of Transportation Revenue Bonds, Series 2010 A (Oregon)
5.834%	11/15/2034	300,000	348,969
Port Authority of New York & New Jersey Revenue Bonds (New York)
6.040%	12/01/2029	255,000	293,997
4.458%	10/01/2062	200,000	169,246
State of California General Obligation Bonds (California)
7.625%	03/01/2040	600,000	785,082
State of Connecticut General Obligation Bonds, Series 2008 A (Connecticut)
5.850%	03/15/2032	200,000	221,674
State of Georgia General Obligation Bonds, Series 2009 H (Georgia)
4.503%	11/01/2025	300,000	324,279
State of Illinois General Obligation Bonds (Illinois)
4.961%	03/01/2016	300,000	319,050
State of Texas General Obligation Bonds, Series 2010 A (Texas)
4.681%	04/01/2040	300,000	302,601
State of Utah, Series 2010 B (Utah)
3.539%	07/01/2025	300,000	300,219
University of California Revenue Bonds, Series 2009 R (California)
1.796%	07/01/2019	300,000	290,298
University of California Revenue Bonds, Series 2010 H (California)
6.548%	05/15/2048	300,000	352,209
University of California Revenue Bonds, Series 2013 AH (California)
5.770%	05/15/2043	200,000	220,298

			12,460,852

Non-U.S. Regional Authority Bonds—0.4%
Hydro-Quebec, Series IO (Canada)
8.050%	07/07/2024	250,000	340,663
Province of British Columbia (Canada)
2.850%	06/15/2015	200,000	208,359
Province of Manitoba, Series FH (Canada)
4.900%	12/06/2016	500,000	562,854
Province of Nova Scotia (Canada)
2.375%	07/21/2015	300,000	309,050
Province of Ontario (Canada)
5.450%	04/27/2016	1,000,000	1,118,179
4.500%	02/03/2015	650,000	685,753
4.400%	04/14/2020	200,000	222,008
2.700%	06/16/2015	200,000	207,577
1.200%	02/14/2018	400,000	393,369

Vantagepoint Core Bond Index Fund
Coupon Rate	Maturity Date		Face	Value
GOVERNMENT RELATED OBLIGATIONS—(Continued)
Province of Quebec (Canada)
4.600%	05/26/2015		$500,000	$534,229
2.750%	08/25/2021		300,000	293,219
Region of Lombardy (Italy)
5.804%	10/25/2032		100,000	92,483

				4,967,743

TOTAL GOVERNMENT RELATED OBLIGATIONS (Cost $123,835,694)				125,229,580

ASSET-BACKED SECURITIES—0.4%
Automobiles—0.1%
Ally Auto Receivables Trust Series 2012-4, Class A3
0.590%	01/17/2017		450,000	450,085
Ford Credit Auto Owner Trust Series 2012-A, Class A4
1.150%	06/15/2017		500,000	504,122
Honda Auto Receivables Owner Trust Series 2012-4, Class A3
0.520%	08/18/2016		250,000	250,153
Nissan Auto Receivables Owner Trust Series 2012-A, Class A4
1.000%	07/16/2018		450,000	452,776

				1,657,136

Credit Card—0.2%
Capital One Multi-Asset Execution Trust Series 2007-A7, Class A7
5.750%	07/15/2020		1,500,000	1,740,022
Chase Issuance Trust Series 2012-A8, Class A8
0.540%	10/16/2017		200,000	199,639
Citibank Credit Card Issuance Trust Series 2005-A5, Class A5
4.550%	06/20/2017		500,000	534,163

				2,473,824

Other—0.1%
CenterPoint Energy Restoration Bond Co. LLC Series 2009-1, Class A2
3.460%	08/15/2019		400,000	427,796

TOTAL ASSET-BACKED SECURITIES (Cost $4,528,457)				4,558,756

			Shares	Value
MONEY MARKET FUNDS—9.2%
Institutional Money Market Funds—9.2%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	2,750,000	2,750,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%			¥101,833,717	101,833,716
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		††¥	2,303,531	2,303,531
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%		††¥	2,000,000	2,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%		††¥	2,750,000	2,750,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Core Bond Index Fund
		Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	1,750,000	$1,750,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	2,750,000	2,750,000

TOTAL MONEY MARKET FUNDS (Cost $116,137,247)			116,137,247

TOTAL INVESTMENTS—108.5% (Cost $1,354,924,839)			1,368,892,552
Other assets less liabilities—(8.5%)			(107,194,266)

NET ASSETS—100.0%			$1,261,698,286

Legend to the Schedule of Investments:

MTN	Medium Term Note
REIT	Real Estate Investment Trust

TBA	Security is subject to delayed delivery.
†	Denotes all or a portion of the security on loan.
#	Rate is subject to change. Rate shown reflects current rate.
^	Securities are not registered under the Securities Act of 1933. These securities may be resold only in transactions exempt from registration, generally to qualified institutional buyers under Securities Act Rule 144A. Such securities are considered illiquid unless deemed liquid by a subadviser under the liquidity procedures adopted by the Board of Directors. The total market value of 144A securities was $2,438,972, which represents 0.2% of Net Assets. The illiquid 144A securities represented 0.2% of Net Assets, and 100.0% of total 144A securities held.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—98.7%
Aerospace & Defense—2.7%
Boeing Co. (The)		27,591	$3,241,942
General Dynamics Corp.		13,151	1,150,976
Honeywell International, Inc.		31,182	2,589,353
L-3 Communications Holdings, Inc.		3,483	329,144
Lockheed Martin Corp.		10,679	1,362,106
Northrop Grumman Corp.		9,385	894,015
Precision Castparts Corp.		5,836	1,326,173
Raytheon Co.		12,746	982,334
Rockwell Collins, Inc.		5,306	360,065
Textron, Inc.		10,583	292,197
United Technologies Corp.		33,566	3,619,086

			16,147,391

Air Freight & Logistics—0.8%
C.H. Robinson Worldwide, Inc.		6,138	365,579
Expeditors International of Washington, Inc.		8,169	359,926
FedEx Corp.		11,922	1,360,420
United Parcel Service, Inc., Class B		29,025	2,652,014

			4,737,939

Airlines—0.2%
Delta Air Lines, Inc.		34,292	808,948
Southwest Airlines Co.		27,222	396,353

			1,205,301

Auto Components—0.4%
BorgWarner, Inc.		4,520	458,283
Delphi Automotive plc (United Kingdom)		11,512	672,531
Goodyear Tire & Rubber Co. (The)	*	9,204	206,630
Johnson Controls, Inc.		27,780	1,152,870

			2,490,314

Automobiles—0.8%
Ford Motor Co.		156,532	2,640,695
General Motors Co.	*	37,810	1,360,025
Harley-Davidson, Inc.		9,178	589,595

			4,590,315

Beverages—2.2%
Beam, Inc.		6,449	416,928
Brown-Forman Corp., Class B		6,560	446,933
Coca-Cola Co. (The)		151,737	5,747,797
Coca-Cola Enterprises, Inc.		10,357	416,455
Constellation Brands, Inc., Class A	*	6,689	383,949
Dr. Pepper Snapple Group, Inc.		8,469	379,581
Molson Coors Brewing Co., Class B		6,520	326,848
Monster Beverage Corp.	*	5,550	289,987
PepsiCo, Inc.		61,363	4,878,358

			13,286,836

Biotechnology—2.4%
Alexion Pharmaceuticals, Inc.	*	7,719	896,639
Amgen, Inc.		29,953	3,352,939
Biogen Idec, Inc.	*	9,439	2,272,534
Celgene Corp.	*	16,335	2,514,447
Gilead Sciences, Inc.	*	60,872	3,825,196
Regeneron Pharmaceuticals, Inc.	*	3,158	988,043
Vertex Pharmaceuticals, Inc.	*	9,259	702,017

			14,551,815

Building Products—0.0%
Masco Corp.		13,673	290,961

Capital Markets—2.1%
Ameriprise Financial, Inc.		7,793	709,786

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Bank of New York Mellon Corp. (The)		45,578	$1,376,000
BlackRock, Inc.		4,990	1,350,394
Charles Schwab Corp. (The)		46,745	988,189
E*TRADE Financial Corp.	*	10,643	175,609
Franklin Resources, Inc.		16,039	810,771
Goldman Sachs Group, Inc. (The)		16,597	2,625,811
Invesco Ltd.		18,151	579,017
Legg Mason, Inc.		3,941	131,787
Morgan Stanley		55,863	1,505,508
Northern Trust Corp.		8,909	484,561
State Street Corp.		17,650	1,160,488
T. Rowe Price Group, Inc.		10,589	761,667

			12,659,588

Chemicals—2.6%
Air Products & Chemicals, Inc.		8,509	906,804
Airgas, Inc.		2,779	294,713
CF Industries Holdings, Inc.		2,344	494,186
Dow Chemical Co. (The)		48,021	1,844,006
E.I. Du Pont de Nemours & Co.		36,662	2,146,927
Eastman Chemical Co.		6,152	479,241
Ecolab, Inc.		10,839	1,070,460
FMC Corp.		5,588	400,771
International Flavors & Fragrances, Inc.		3,411	280,725
LyondellBasell Industries NV, Class A		17,986	1,317,115
Monsanto Co.		21,168	2,209,304
Mosaic Co. (The)		13,601	585,115
PPG Industries, Inc.		5,832	974,294
Praxair, Inc.		11,681	1,404,173
Sherwin-Williams Co. (The)		3,430	624,877
Sigma-Aldrich Corp.		4,802	409,611

			15,442,322

Commercial Banks—2.8%
BB&T Corp.		27,897	941,524
Comerica, Inc.		7,037	276,624
Fifth Third Bancorp		36,149	652,128
Huntington Bancshares, Inc./Ohio		34,689	286,531
KeyCorp		35,171	400,949
M&T Bank Corp.	†	5,252	587,804
PNC Financial Services Group, Inc. (The)		21,475	1,555,864
Regions Financial Corp.		54,720	506,707
SunTrust Banks, Inc.		21,683	702,963
U.S. Bancorp/Minnesota		73,082	2,673,339
Wells Fargo & Co.		192,383	7,949,266
Zions Bancorporation		6,864	188,211

			16,721,910

Commercial Services & Supplies—0.5%
ADT Corp. (The)	*	8,210	333,819
Cintas Corp.		4,359	223,181
Iron Mountain, Inc.		6,801	183,763
Pitney Bowes, Inc.	†	8,116	147,630
Republic Services, Inc.		11,132	371,363
Stericycle, Inc.	*	3,415	394,091
Tyco International Ltd. (Switzerland)		18,500	647,130
Waste Management, Inc.		17,174	708,256

			3,009,233

Communications Equipment—1.9%
Cisco Systems, Inc.		213,345	4,996,540
F5 Networks, Inc.	*	3,153	270,401
Harris Corp.		4,033	239,157
JDS Uniphase Corp.	*	8,846	130,124
Juniper Networks, Inc.	*	19,565	388,561

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Motorola Solutions, Inc.			9,747	$578,777
QUALCOMM, Inc.			68,247	4,597,118

				11,200,678

Computers & Peripherals—4.0%
Apple, Inc.			36,191	17,254,059
Dell, Inc.			59,711	822,220
EMC Corp.			82,614	2,111,614
Hewlett-Packard Co.			76,196	1,598,592
NetApp, Inc.			13,878	591,480
SanDisk Corp.			9,519	566,476
Seagate Technology plc (Ireland)			12,763	558,254
Western Digital Corp.			8,574	543,592

				24,046,287

Construction & Engineering—0.2%
Fluor Corp.			6,454	457,976
Jacobs Engineering Group, Inc.		*	5,135	298,754
Quanta Services, Inc.		*	8,631	237,439

				994,169

Construction Materials—0.0%
Vulcan Materials Co.			5,181	268,428

Consumer Finance—1.0%
American Express Co.			36,869	2,784,347
Capital One Financial Corp.			23,206	1,595,180
Discover Financial Services			19,701	995,689
SLM Corp.			17,698	440,680

				5,815,896

Containers & Packaging—0.2%
Avery Dennison Corp.			3,890	169,293
Ball Corp.			5,864	263,176
Bemis Co., Inc.			3,884	151,515
MeadWestvaco Corp.			6,883	264,170
Owens-Illinois, Inc.		*	6,064	182,041
Sealed Air Corp.			7,825	212,762

				1,242,957

Distributors—0.1%
Genuine Parts Co.			6,184	500,224

Diversified Consumer Services—0.0%
H&R Block, Inc.			11,386	303,551

Diversified Financial Services—5.2%
Bank of America Corp.			427,593	5,900,783
Berkshire Hathaway, Inc., Class B		*	71,666	8,134,808
Citigroup, Inc.			121,038	5,871,553
CME Group, Inc.			12,529	925,643
IntercontinentalExchange, Inc.		*	2,839	515,051
JPMorgan Chase & Co.			149,866	7,746,574
Leucadia National Corp.			12,642	344,368
McGraw Hill Financial, Inc.			10,839	710,930
Moody’s Corp.			7,727	543,440
NASDAQ OMX Group, Inc. (The)			4,812	154,417
NYSE Euronext			9,971	418,583

				31,266,150

Diversified Telecommunication Services—2.2%
AT&T, Inc.			211,429	7,150,529
CenturyLink, Inc.	†		23,678	743,015
Frontier Communications Corp.	†		37,781	157,547
Verizon Communications, Inc.			113,876	5,313,454

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Windstream Holdings, Inc.	†		24,372	$194,976

				13,559,521

Electric Utilities—1.7%
American Electric Power Co., Inc.			19,565	848,143
Duke Energy Corp.			28,009	1,870,441
Edison International			13,140	605,228
Entergy Corp.			7,068	446,627
Exelon Corp.			34,157	1,012,413
FirstEnergy Corp.			16,698	608,642
NextEra Energy, Inc.			17,049	1,366,648
Northeast Utilities			12,648	521,730
Pepco Holdings, Inc.			10,620	196,045
Pinnacle West Capital Corp.			4,394	240,528
PPL Corp.			25,484	774,204
Southern Co.			35,352	1,455,795
Xcel Energy, Inc.			20,155	556,480

				10,502,924

Electrical Equipment—0.8%
AMETEK, Inc.			9,582	440,964
Eaton Corp. plc (Ireland)			19,195	1,321,384
Emerson Electric Co.			28,347	1,834,051
Rockwell Automation, Inc.			5,483	586,352
Roper Industries, Inc.			4,112	546,361

				4,729,112

Electronic Equipment, Instruments & Components—0.5%
Amphenol Corp., Class A			6,543	506,297
Corning, Inc.			58,433	852,538
FLIR Systems, Inc.			5,744	180,362
Jabil Circuit, Inc.			7,681	166,524
Molex, Inc.			5,593	215,442
TE Connectivity Ltd. (Switzerland)			16,300	844,014

				2,765,177

Energy Equipment & Services—1.9%
Baker Hughes, Inc.			17,724	870,248
Cameron International Corp.		*	9,668	564,321
Diamond Offshore Drilling, Inc.			3,010	187,583
Ensco plc, Class A (United Kingdom)			9,255	497,456
FMC Technologies, Inc.		*	9,425	522,334
Halliburton Co.			33,530	1,614,470
Helmerich & Payne, Inc.			4,270	294,417
Nabors Industries Ltd. (Bermuda)			11,142	178,941
National Oilwell Varco, Inc.			16,931	1,322,480
Noble Corp. (Switzerland)			10,355	391,108
Rowan Cos. plc, Class A		*	4,737	173,943
Schlumberger Ltd.			52,640	4,651,270

				11,268,571

Food & Staples Retailing—2.3%
Costco Wholesale Corp.			17,333	1,995,375
CVS Caremark Corp.			48,813	2,770,138
Kroger Co. (The)			20,849	841,049
Safeway, Inc.	†		9,150	292,708
Sysco Corp.			23,681	753,766
Walgreen Co.			34,974	1,881,601
Wal-Mart Stores, Inc.			64,763	4,789,871
Whole Foods Market, Inc.			15,027	879,080

				14,203,588

Food Products—1.6%
Archer-Daniels-Midland Co.			26,892	990,701
Campbell Soup Co.			7,028	286,110
ConAgra Foods, Inc.			16,444	498,911

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
General Mills, Inc.		25,887	$1,240,505
Hershey Co. (The)		6,190	572,575
Hormel Foods Corp.		5,329	224,458
J.M. Smucker Co. (The)		4,347	456,609
Kellogg Co.		10,054	590,471
Kraft Foods Group, Inc.		24,128	1,265,272
McCormick & Co., Inc. (Non-Voting Shares)		5,067	327,835
Mead Johnson Nutrition Co.		8,208	609,526
Mondelez International, Inc., Class A		70,707	2,221,614
Tyson Foods, Inc., Class A		11,445	323,665

			9,608,252

Gas Utilities—0.1%
AGL Resources, Inc.		4,393	202,210
ONEOK, Inc.		7,967	424,800

			627,010

Health Care Equipment & Supplies—2.0%
Abbott Laboratories		61,701	2,047,856
Baxter International, Inc.		21,515	1,413,320
Becton Dickinson and Co.		7,839	784,057
Boston Scientific Corp.	*	52,793	619,790
C.R. Bard, Inc.		3,176	365,875
CareFusion Corp.	*	8,194	302,359
Covidien plc (Ireland)		18,199	1,109,047
DENTSPLY International, Inc.		5,946	258,116
Edwards Lifesciences Corp.	*	4,704	327,540
Intuitive Surgical, Inc.	*	1,629	612,944
Medtronic, Inc.		39,597	2,108,540
St. Jude Medical, Inc.		11,316	606,990
Stryker Corp.		11,816	798,643
Varian Medical Systems, Inc.	*	4,457	333,072
Zimmer Holdings, Inc.		6,717	551,734

			12,239,883

Health Care Providers & Services—2.0%
Aetna, Inc.		14,699	941,030
AmerisourceBergen Corp.		9,001	549,961
Cardinal Health, Inc.		13,371	697,298
Cigna Corp.		11,288	867,596
DaVita HealthCare Partners, Inc.	*	7,118	405,014
Express Scripts Holding Co.	*	32,314	1,996,359
Humana, Inc.		6,147	573,699
Laboratory Corp. of America Holdings	*	3,704	367,215
McKesson Corp.		9,047	1,160,730
Patterson Cos., Inc.		3,274	131,615
Quest Diagnostics, Inc.	†	6,282	388,165
Tenet Healthcare Corp.	*	4,228	174,151
UnitedHealth Group, Inc.		40,402	2,893,187
WellPoint, Inc.		11,812	987,601

			12,133,621

Health Care Technology—0.1%
Cerner Corp.	*	11,559	607,425

Hotels, Restaurants & Leisure—1.8%
Carnival Corp.		17,489	570,841
Chipotle Mexican Grill, Inc.	*	1,236	529,873
Darden Restaurants, Inc.		5,316	246,078
International Game Technology		9,854	186,536
Marriott International, Inc., Class A		8,867	372,946
McDonald’s Corp.		39,754	3,824,732
Starbucks Corp.		29,837	2,296,554

Vantagepoint 500 Stock Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Starwood Hotels & Resorts Worldwide, Inc.			7,904	$525,221
Wyndham Worldwide Corp.			5,471	333,567
Wynn Resorts Ltd.			3,249	513,375
Yum! Brands, Inc.			17,667	1,261,247

				10,660,970

Household Durables—0.3%
D.R. Horton, Inc.			11,310	219,753
Garmin Ltd. (Switzerland)	†		4,380	197,932
Harman International Industries, Inc.			2,854	189,020
Leggett & Platt, Inc.			5,707	172,066
Lennar Corp., Class A	†		6,984	247,234
Newell Rubbermaid, Inc.			11,694	321,585
PulteGroup, Inc.			13,136	216,744
Whirlpool Corp.			3,145	460,554

				2,024,888

Household Products—2.0%
Clorox Co. (The)			5,340	436,385
Colgate-Palmolive Co.			34,985	2,074,610
Kimberly-Clark Corp.			15,179	1,430,165
Procter & Gamble Co. (The)			109,050	8,243,090

				12,184,250

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)			24,364	323,797
NRG Energy, Inc.			12,918	353,049

				676,846

Industrial Conglomerates—2.4%
3M Co.			25,807	3,081,614
Danaher Corp.			23,719	1,644,201
General Electric Co.			405,534	9,688,207

				14,414,022

Insurance—3.0%
ACE Ltd. (Switzerland)			13,500	1,263,060
Aflac, Inc.			18,662	1,156,857
Allstate Corp. (The)			18,308	925,469
American International Group, Inc.			58,672	2,853,219
Aon plc (United Kingdom)			12,395	922,684
Assurant, Inc.			2,740	148,234
Chubb Corp. (The)			10,090	900,633
Cincinnati Financial Corp.			5,603	264,238
Genworth Financial, Inc., Class A		*	18,819	240,695
Hartford Financial Services Group, Inc.			18,054	561,841
Lincoln National Corp.			10,227	429,432
Loews Corp.			12,560	587,054
Marsh & McLennan Cos., Inc.			22,396	975,346
MetLife, Inc.			44,453	2,087,068
Principal Financial Group, Inc.			10,602	453,978
Progressive Corp. (The)			22,888	623,240
Prudential Financial, Inc.			18,425	1,436,782
Torchmark Corp.			3,582	259,158
Travelers Cos., Inc. (The)			14,786	1,253,409
Unum Group			10,478	318,950
XL Group plc (Ireland)			10,982	338,465

				17,999,812

Internet & Catalog Retail—1.3%
Amazon.com, Inc.		*	14,723	4,602,999
Expedia, Inc.			4,314	223,422
Netflix, Inc.		*	2,379	735,611
priceline.com, Inc.		*	2,045	2,067,393

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TripAdvisor, Inc.	*	4,434	$336,274

			7,965,699

Internet Software & Services—2.4%
Akamai Technologies, Inc.	*	7,177	371,051
eBay, Inc.	*	46,282	2,582,073
Google, Inc., Class A	*	11,140	9,757,637
VeriSign, Inc.	*	5,121	260,608
Yahoo!, Inc.	*	37,545	1,244,992

			14,216,361

IT Services—3.5%
Accenture plc, Class A (Ireland)		25,591	1,884,521
Automatic Data Processing, Inc.		19,129	1,384,557
Cognizant Technology Solutions Corp., Class A	*	11,908	977,885
Computer Sciences Corp.		5,934	307,025
Fidelity National Information Services, Inc.		11,570	537,311
Fiserv, Inc.	*	5,102	515,557
International Business Machines Corp.		40,995	7,591,454
Mastercard, Inc., Class A		4,123	2,773,872
Paychex, Inc.		12,817	520,883
Teradata Corp.	*	6,621	367,068
Total System Services, Inc.		6,301	185,376
Visa, Inc., Class A		20,531	3,923,474
Western Union Co. (The)		21,283	397,141

			21,366,124

Leisure Equipment & Products—0.1%
Hasbro, Inc.	†	4,823	227,356
Mattel, Inc.		13,853	579,887

			807,243

Life Sciences Tools & Services—0.5%
Agilent Technologies, Inc.		13,021	667,326
Life Technologies Corp.	*	7,098	531,143
PerkinElmer, Inc.		4,587	173,159
Thermo Fisher Scientific, Inc.		14,571	1,342,718
Waters Corp.	*	3,407	361,858

			3,076,204

Machinery—1.8%
Caterpillar, Inc.		25,257	2,105,676
Cummins, Inc.		6,877	913,747
Deere & Co.		15,158	1,233,710
Dover Corp.		6,923	621,893
Flowserve Corp.		5,731	357,557
Illinois Tool Works, Inc.		16,568	1,263,641
Ingersoll-Rand plc (Ireland)		10,700	694,858
Joy Global, Inc.	†	4,192	213,960
PACCAR, Inc.		14,493	806,680
Pall Corp.	†	4,519	348,144
Parker Hannifin Corp.		6,140	667,541
Pentair Ltd. (Registered) (Switzerland)		8,171	530,625
Snap-on, Inc.		2,487	247,456
Stanley Black & Decker, Inc.		6,637	601,113
Xylem, Inc.		6,916	193,164

			10,799,765

Media—3.6%
Cablevision Systems Corp., Class A		8,537	143,763
CBS Corp. (Non-Voting Shares), Class B		22,267	1,228,248
Comcast Corp., Class A		104,051	4,697,903
DIRECTV	*	20,215	1,207,846
Discovery Communications, Inc., Class A	*	9,039	763,072

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Gannett Co., Inc.		9,736	$260,827
Interpublic Group of Cos., Inc. (The)		15,943	273,901
News Corp., Class A	*	20,291	325,873
Omnicom Group, Inc.		10,121	642,076
Scripps Networks Interactive, Inc., Class A		4,374	341,653
Time Warner Cable, Inc.		11,315	1,262,754
Time Warner, Inc.		36,536	2,404,434
Twenty-First Century Fox, Inc.		78,905	2,643,318
Viacom, Inc., Class B		17,196	1,437,242
Walt Disney Co. (The)		66,087	4,261,951
Washington Post Co. (The), Class B		183	111,877

			22,006,738

Metals & Mining—0.5%
Alcoa, Inc.		42,231	342,916
Allegheny Technologies, Inc.		4,521	137,981
Cliffs Natural Resources, Inc.	†	5,496	112,668
Freeport-McMoRan Copper & Gold, Inc.		41,116	1,360,117
Newmont Mining Corp.		19,894	559,021
Nucor Corp.		13,079	641,133
United States Steel Corp.	†	5,205	107,171

			3,261,007

Multiline Retail—0.8%
Dollar General Corp.	*	12,025	678,932
Dollar Tree, Inc.	*	8,742	499,693
Family Dollar Stores, Inc.		3,966	285,631
J.C. Penney Co., Inc.	*†	7,616	67,173
Kohl’s Corp.		7,884	407,997
Macy’s, Inc.		15,353	664,324
Nordstrom, Inc.		6,051	340,066
Target Corp.		25,023	1,600,972

			4,544,788

Multi-Utilities—1.2%
Ameren Corp.		9,760	340,038
CenterPoint Energy, Inc.		17,012	407,778
CMS Energy Corp.		10,742	282,729
Consolidated Edison, Inc.		11,810	651,203
Dominion Resources, Inc.		22,942	1,433,416
DTE Energy Co.		6,968	459,749
Integrys Energy Group, Inc.		2,985	166,832
NiSource, Inc.		12,358	381,739
PG&E Corp.		17,937	733,982
Public Service Enterprise Group, Inc.		20,401	671,805
SCANA Corp.		5,312	244,564
Sempra Energy		9,253	792,057
TECO Energy, Inc.		8,085	133,726
Wisconsin Energy Corp.		9,475	382,601

			7,082,219

Office Electronics—0.1%
Xerox Corp.		44,862	461,630

Oil, Gas & Consumable Fuels—8.5%
Anadarko Petroleum Corp.		19,945	1,854,686
Apache Corp.		15,998	1,362,070
Cabot Oil & Gas Corp.		16,648	621,303
Chesapeake Energy Corp.		19,874	514,339
Chevron Corp.		76,935	9,347,602
ConocoPhillips		48,625	3,379,924
CONSOL Energy, Inc.		9,227	310,489
Denbury Resources, Inc.	*	14,441	265,859
Devon Energy Corp.		15,424	890,890
EOG Resources, Inc.		10,808	1,829,578

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
EQT Corp.		6,181	$548,378
Exxon Mobil Corp.		175,336	15,085,909
Hess Corp.		11,751	908,822
Kinder Morgan, Inc.		27,205	967,682
Marathon Oil Corp.		28,494	993,871
Marathon Petroleum Corp.		12,758	820,595
Murphy Oil Corp.		7,132	430,202
Newfield Exploration Co.	*	5,063	138,574
Noble Energy, Inc.		14,361	962,331
Occidental Petroleum Corp.		32,022	2,995,338
Peabody Energy Corp.		11,203	193,252
Phillips 66		24,207	1,399,649
Pioneer Natural Resources Co.		5,579	1,053,315
QEP Resources, Inc.		6,758	187,129
Range Resources Corp.		6,462	490,401
Southwestern Energy Co.	*	14,304	520,379
Spectra Energy Corp.		27,274	933,589
Tesoro Corp.		5,624	247,344
Valero Energy Corp.		22,237	759,394
Williams Cos., Inc. (The)		27,048	983,465
WPX Energy, Inc.	*	7,464	143,757

			51,140,116

Paper & Forest Products—0.1%
International Paper Co.		17,645	790,496

Personal Products—0.2%
Avon Products, Inc.		17,240	355,144
Estee Lauder Cos., Inc. (The), Class A		10,327	721,857

			1,077,001

Pharmaceuticals—5.8%
AbbVie, Inc.		63,012	2,818,527
Actavis, Inc.	*	6,906	994,464
Allergan, Inc.		12,035	1,088,566
Bristol-Myers Squibb Co.		65,435	3,028,332
Eli Lilly & Co.		39,358	1,980,888
Forest Laboratories, Inc.	*	9,553	408,773
Hospira, Inc.	*	6,375	250,027
Johnson & Johnson		112,223	9,728,612
Merck & Co., Inc.		116,457	5,544,518
Mylan, Inc.	*	15,582	594,765
Perrigo Co.		3,582	441,947
Pfizer, Inc.		263,567	7,567,008
Zoetis, Inc.		20,299	631,705

			35,078,132

Professional Services—0.2%
Dun & Bradstreet Corp. (The)		1,418	147,259
Equifax, Inc.		5,067	303,260
Nielsen Holdings NV		8,488	309,388
Robert Half International, Inc.		5,337	208,303

			968,210

Real Estate Investment Trusts (REITs)—1.9%
American Tower Corp. REIT		15,811	1,172,070
Apartment Investment & Management Co., Class A REIT		5,887	164,483
AvalonBay Communities, Inc. REIT		4,993	634,560
Boston Properties, Inc. REIT		6,026	644,179
Equity Residential REIT		13,551	725,927
HCP, Inc. REIT		18,114	741,768
Health Care REIT, Inc. REIT		11,533	719,429
Host Hotels & Resorts, Inc. REIT		29,186	515,717
Kimco Realty Corp. REIT		16,772	338,459

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Macerich Co. (The) REIT		5,462	$308,275
Plum Creek Timber Co., Inc. REIT		6,721	314,744
Prologis, Inc. REIT		20,203	760,037
Public Storage REIT		5,817	933,919
Simon Property Group, Inc. REIT		12,313	1,825,156
Ventas, Inc. REIT		11,718	720,657
Vornado Realty Trust REIT		6,875	577,913
Weyerhaeuser Co. REIT		23,581	675,124

			11,772,417

Real Estate Management & Development—0.0%
CBRE Group, Inc., Class A	*	10,491	242,657

Road & Rail—0.9%
CSX Corp.		40,562	1,044,066
Kansas City Southern		4,378	478,778
Norfolk Southern Corp.		12,324	953,261
Ryder System, Inc.		2,024	120,833
Union Pacific Corp.		18,434	2,863,538

			5,460,476

Semiconductors & Semiconductor Equipment—2.0%
Altera Corp.		12,379	460,004
Analog Devices, Inc.		12,190	573,539
Applied Materials, Inc.		48,064	843,043
Broadcom Corp., Class A		22,216	577,838
First Solar, Inc.	*	2,927	117,695
Intel Corp.		198,207	4,542,904
KLA-Tencor Corp.		6,657	405,078
Lam Research Corp.	*	6,211	317,941
Linear Technology Corp.		9,266	367,490
LSI Corp.		22,124	173,010
Microchip Technology, Inc.	†	7,642	307,896
Micron Technology, Inc.	*	41,167	719,187
NVIDIA Corp.		22,217	345,697
Teradyne, Inc.	*	7,319	120,910
Texas Instruments, Inc.		43,680	1,758,994
Xilinx, Inc.		10,440	489,218

			12,120,444

Software—3.4%
Adobe Systems, Inc.	*	18,455	958,553
Autodesk, Inc.	*	9,289	382,428
CA, Inc.		13,070	387,787
Citrix Systems, Inc.	*	7,537	532,188
Electronic Arts, Inc.	*	12,404	316,922
Intuit, Inc.		11,995	795,388
Microsoft Corp.		301,861	10,054,990
Oracle Corp.		141,867	4,705,728
Red Hat, Inc.	*	7,863	362,799
Salesforce.com, Inc.	*	22,030	1,143,577
Symantec Corp.		27,973	692,332

			20,332,692

Specialty Retail—2.3%
Abercrombie & Fitch Co., Class A		3,202	113,255
AutoNation, Inc.	*	2,537	132,355
AutoZone, Inc.	*	1,470	621,413
Bed Bath & Beyond, Inc.	*	8,871	686,260
Best Buy Co., Inc.		11,283	423,112
CarMax, Inc.	*	9,072	439,720
GameStop Corp., Class A		4,389	217,914
Gap, Inc. (The)		11,277	454,238
Home Depot, Inc. (The)		56,982	4,322,085
L Brands, Inc.		9,527	582,100

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint 500 Stock Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lowe’s Cos., Inc.		41,743	$1,987,384
O’Reilly Automotive, Inc.	*	4,422	564,203
PetSmart, Inc.		4,360	332,494
Ross Stores, Inc.		8,518	620,110
Staples, Inc.		25,425	372,476
Tiffany & Co.		4,500	344,790
TJX Cos., Inc.		28,357	1,599,051
Urban Outfitters, Inc.	*	4,636	170,466

			13,983,426

Textiles, Apparel & Luxury Goods—0.7%
Coach, Inc.		11,337	618,206
Fossil Group, Inc.	*	1,891	219,810
NIKE, Inc., Class B		29,686	2,156,391
PVH Corp.		3,149	373,755
Ralph Lauren Corp.		2,485	409,354
V.F. Corp.		3,541	704,836

			4,482,352

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp, Inc.		17,847	161,515
People’s United Financial, Inc.		11,867	170,648

			332,163

Tobacco—1.6%
Altria Group, Inc.		79,649	2,735,943
Lorillard, Inc.		15,098	676,089
Philip Morris International, Inc.		64,415	5,577,695
Reynolds American, Inc.		12,448	607,213

			9,596,940

Trading Companies & Distributors—0.2%
Fastenal Co.		11,132	559,383
W.W. Grainger, Inc.		2,501	654,537

			1,213,920

Wireless Telecommunication Services—0.1%
Crown Castle International Corp.	*	11,709	855,108

TOTAL COMMON STOCKS (Cost $368,548,430)			596,012,465

Coupon Rate	Maturity Date			Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.020%	03/06/2014	‡	‡	$420,000	419,979
0.011%	12/05/2013	‡	‡	85,000	85,000

					504,979

TOTAL U.S. TREASURY OBLIGATIONS (Cost $504,957)					504,979

Vantagepoint 500 Stock Index Fund
		Shares	Value
MONEY MARKET FUNDS—2.2%
Institutional Money Market Funds—2.2%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	700,000	$700,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥9,334,052	9,334,051
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	626,596	626,596
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	700,000	700,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%	††¥	700,000	700,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	700,000	700,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	700,000	700,000

TOTAL MONEY MARKET FUNDS (Cost $13,460,647)			13,460,647

TOTAL INVESTMENTS—101.0% (Cost $382,514,034)			609,978,091
Other assets less liabilities—(1.0%)			(6,139,781)

NET ASSETS—100.0%			$603,838,310

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
			Shares	Value
COMMON STOCKS—99.1%
Aerospace & Defense—2.5%
AAR Corp.			1,489	$40,694
Alliant Techsystems, Inc.			1,550	151,218
American Science & Engineering, Inc.			435	26,235
B/E Aerospace, Inc.	*		2,393	176,651
Boeing Co. (The)			26,374	3,098,945
Cubic Corp.			476	25,552
Curtiss-Wright Corp.			2,112	99,179
Engility Holdings, Inc.	*		622	19,736
Esterline Technologies Corp.	*		1,049	83,805
Exelis, Inc.			4,977	78,189
GenCorp, Inc.	*†		1,629	26,113
General Dynamics Corp.			9,696	848,594
HEICO Corp.			2,531	171,450
Hexcel Corp.	*		4,757	184,572
Honeywell International, Inc.			27,051	2,246,315
Huntington Ingalls Industries, Inc.			1,577	106,290
Kratos Defense & Security Solutions, Inc.	*		832	6,889
L-3 Communications Holdings, Inc.			2,864	270,648
Lockheed Martin Corp.			9,381	1,196,546
Moog, Inc., Class A	*		1,446	84,837
National Presto Industries, Inc.	†		535	37,669
Northrop Grumman Corp.			7,805	743,504
Orbital Sciences Corp.	*		2,123	44,965
Precision Castparts Corp.			5,136	1,167,105
Raytheon Co.			10,521	810,853
Rockwell Collins, Inc.			5,705	387,141
Spirit Aerosystems Holdings, Inc., Class A	*		2,103	50,977
Taser International, Inc.	*		2,292	34,174
Teledyne Technologies, Inc.	*		1,228	104,294
Textron, Inc.			8,214	226,788
TransDigm Group, Inc.			1,314	182,252
Triumph Group, Inc.			1,644	115,442
United Technologies Corp.			31,641	3,411,533

				16,259,155

Air Freight & Logistics—0.7%
Atlas Air Worldwide Holdings, Inc.	*		600	27,666
C.H. Robinson Worldwide, Inc.			6,357	378,623
Expeditors International of Washington, Inc.			7,178	316,263
FedEx Corp.			10,153	1,158,559
Forward Air Corp.			1,431	57,741
Hub Group, Inc., Class A	*		2,400	94,152
Pacer International, Inc.	*		1,664	10,300
United Parcel Service, Inc., Class B			24,941	2,278,859
UTi Worldwide, Inc.			2,208	33,363

				4,355,526

Airlines—0.3%
Alaska Air Group, Inc.			2,686	168,197
Copa Holdings SA, Class A (Panama)			879	121,891
Delta Air Lines, Inc.			32,014	755,210
JetBlue Airways Corp.	*		6,414	42,717
SkyWest, Inc.			2,390	34,703
Southwest Airlines Co.			26,758	389,597
United Continental Holdings, Inc.	*		12,259	376,474
US Airways Group, Inc.	*	†	8,660	164,194

				2,052,983

Auto Components—0.5%
American Axle & Manufacturing Holdings, Inc.	*		2,113	41,668
BorgWarner, Inc.			4,109	416,611
Cooper Tire & Rubber Co.			3,066	94,433

Vantagepoint Broad Market Index Fund
			Shares	Value
COMMON STOCKS—(Continued)
Dana Holding Corp.			5,645	$128,932
Delphi Automotive plc (United Kingdom)			9,499	554,932
Fuel Systems Solutions, Inc.	*		769	15,119
Gentex Corp.			6,594	168,740
Gentherm, Inc.	*		2,107	40,202
Goodyear Tire & Rubber Co. (The)	*		7,281	163,458
Johnson Controls, Inc.			21,627	897,520
Lear Corp.			3,353	239,974
Modine Manufacturing Co.	*		1,208	17,673
Shiloh Industries, Inc.			1,441	18,877
Superior Industries International, Inc.			1,102	19,649
Tenneco, Inc.	*		1,600	80,800
TRW Automotive Holdings Corp.	*		3,548	253,008
Visteon Corp.	*		1,076	81,389

				3,232,985

Automobiles—0.7%
Ford Motor Co.			134,202	2,263,988
General Motors Co.	*		26,868	966,442
Harley-Davidson, Inc.			7,622	489,637
Tesla Motors, Inc.	*	†	3,137	606,758
Thor Industries, Inc.			1,221	70,867
Winnebago Industries, Inc.	*		1,432	37,175

				4,434,867

Beverages—1.8%
Beam, Inc.			4,803	310,514
Brown-Forman Corp., Class B			5,077	345,896
Coca-Cola Bottling Co. Consolidated			437	27,365
Coca-Cola Co. (The)			131,934	4,997,660
Coca-Cola Enterprises, Inc.			8,850	355,858
Constellation Brands, Inc., Class A	*		6,550	375,970
Dr. Pepper Snapple Group, Inc.			7,323	328,217
Molson Coors Brewing Co., Class B			3,486	174,753
Monster Beverage Corp.	*		5,360	280,060
PepsiCo, Inc.			53,285	4,236,158

				11,432,451

Biotechnology—2.5%
ACADIA Pharmaceuticals, Inc.	*		1,825	50,133
Acorda Therapeutics, Inc.	*		674	23,105
Aegerion Pharmaceuticals, Inc.	*		1,499	128,479
Alexion Pharmaceuticals, Inc.	*		6,664	774,090
Alkermes plc (Ireland)	*		3,579	120,326
Alnylam Pharmaceuticals, Inc.	*		2,390	152,984
AMAG Pharmaceuticals, Inc.	*		834	17,914
Amgen, Inc.			25,747	2,882,119
Arena Pharmaceuticals, Inc.	*	†	9,689	51,061
Ariad Pharmaceuticals, Inc.	*		5,175	95,220
Arqule, Inc.	*		864	2,013
Array BioPharma, Inc.	*		4,333	26,951
Astex Pharmaceuticals, Inc.	*		1,338	11,346
Biogen Idec, Inc.	*		8,172	1,967,491
BioMarin Pharmaceutical, Inc.	*		4,531	327,229
Celgene Corp.	*		14,754	2,271,083
Celldex Therapeutics, Inc.	*	†	429	15,199
Cepheid, Inc.	*		1,692	66,056
Chelsea Therapeutics International Ltd.	*	†	14,392	43,320
Clovis Oncology, Inc.	*		478	29,053
Cubist Pharmaceuticals, Inc.	*		1,762	111,975
Dendreon Corp.	*	†	4,737	13,879
Dynavax Technologies Corp.	*		29,475	35,370
Emergent Biosolutions, Inc.	*		1,319	25,127
Enzon Pharmaceuticals, Inc.			1,765	2,965
Exact Sciences Corp.	*		1,250	14,763

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Exelixis, Inc.	*†	2,695	$15,685
Galena Biopharma, Inc.	*†	15,289	34,706
Genomic Health, Inc.	*	1,284	39,265
Geron Corp.	*	4,719	15,809
Gilead Sciences, Inc.	*	52,806	3,318,329
GTx, Inc.	*†	200	402
Halozyme Therapeutics, Inc.	*†	6,362	70,236
ImmunoGen, Inc.	*†	1,323	22,517
Immunomedics, Inc.	*†	2,141	13,253
Incyte Corp. Ltd.	*	3,102	118,341
Insmed, Inc.	*	2,696	42,085
InterMune, Inc.	*	1,586	24,377
Ironwood Pharmaceuticals, Inc.	*	7,019	83,175
Isis Pharmaceuticals, Inc.	*	2,216	83,189
Keryx Biopharmaceuticals, Inc.	*	5,221	52,732
Lexicon Pharmaceuticals, Inc.	*	2,343	5,553
Ligand Pharmaceuticals, Inc., Class B	*	815	35,273
MannKind Corp.	*†	4,492	25,604
Medivation, Inc.	*	3,462	207,512
Momenta Pharmaceuticals, Inc.	*	2,618	37,673
Myriad Genetics, Inc.	*†	4,124	96,914
Neurocrine Biosciences, Inc.	*	1,479	16,742
NewLink Genetics Corp.	*†	3,326	62,462
Novavax, Inc.	*	1,550	4,898
NPS Pharmaceuticals, Inc.	*	1,660	52,805
Onyx Pharmaceuticals, Inc.	*	2,828	352,567
Osiris Therapeutics, Inc.	*†	1,402	23,329
PDL BioPharma, Inc.	†	3,841	30,613
Peregrine Pharmaceuticals, Inc.	*†	20,036	28,251
Pharmacyclics, Inc.	*	1,782	246,664
Progenics Pharmaceuticals, Inc.	*	793	3,989
Raptor Pharmaceutical Corp.	*†	3,794	56,682
Regeneron Pharmaceuticals, Inc.	*	2,632	823,474
Rigel Pharmaceuticals, Inc.	*	1,882	6,738
Sarepta Therapeutics, Inc.	*†	787	37,170
Seattle Genetics, Inc.	*	3,191	139,862
SIGA Technologies, Inc.	*†	4,649	17,852
Synageva BioPharma Corp.	*†	242	15,321
Synergy Pharmaceuticals, Inc.	*†	6,708	30,656
Theravance, Inc.	*†	3,224	131,829
Threshold Pharmaceuticals, Inc.	*	6,119	28,453
United Therapeutics Corp.	*	1,828	144,138
Vanda Pharmaceuticals, Inc.	*	2,680	29,400
Vertex Pharmaceuticals, Inc.	*	7,575	574,337
XOMA Corp.	*	331	1,483
ZIOPHARM Oncology, Inc.	*†	16,393	64,752

			16,526,348

Building Products—0.2%
A.O. Smith Corp.		4,024	181,885
American Woodmark Corp.	*	800	27,720
Apogee Enterprises, Inc.		1,250	37,100
Fortune Brands Home & Security, Inc.		3,861	160,733
Gibraltar Industries, Inc.	*	1,188	16,941
Griffon Corp.		1,288	16,152
Lennox International, Inc.		2,437	183,409
Masco Corp.		9,464	201,394
NCI Building Systems, Inc.	*	246	3,134
Owens Corning, Inc.	*	3,682	139,842
Quanex Building Products Corp.		1,671	31,465
Simpson Manufacturing Co., Inc.		2,084	67,876
Trex Co., Inc.	*	731	36,206
Universal Forest Products, Inc.		1,121	47,194

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
USG Corp.	*	3,348	$95,686

			1,246,737

Capital Markets—2.3%
Affiliated Managers Group, Inc.	*	1,354	247,295
American Capital Ltd.	*	10,947	150,521
Ameriprise Financial, Inc.		7,046	641,750
Ares Capital Corp.		6,113	105,694
Arlington Asset Investment Corp., Class A		304	7,229
Bank of New York Mellon Corp. (The)		41,637	1,257,021
BGC Partners, Inc., Class A		7,270	41,076
BlackRock, Inc.		4,558	1,233,486
Calamos Asset Management, Inc., Class A		1,800	17,982
Charles Schwab Corp. (The)		39,829	841,985
CIFC Corp.		4,547	35,876
Cowen Group, Inc., Class A	*	2,582	8,908
Diamond Hill Investment Group, Inc.		331	35,400
E*TRADE Financial Corp.	*	13,474	222,321
Eaton Vance Corp.		5,282	205,100
Federated Investors, Inc., Class B	†	3,745	101,714
Financial Engines, Inc.		1,762	104,733
Franklin Resources, Inc.		15,516	784,334
GAMCO Investors, Inc., Class A		558	42,369
GFI Group, Inc.		2,520	9,954
Goldman Sachs Group, Inc. (The)		16,108	2,548,447
Greenhill & Co., Inc.		495	24,691
ICG Group, Inc.	*	4,779	67,814
INTL FCStone, Inc.	*	507	10,368
Invesco Ltd.		16,610	529,859
Investment Technology Group, Inc.	*	2,078	32,666
Janus Capital Group, Inc.	†	6,411	54,558
JMP Group, Inc.		4,495	27,824
KCG Holdings, Inc., Class A	*	444	3,849
Ladenburg Thalmann Financial Services, Inc.	*	18,032	32,638
Lazard Ltd., Class A (Bermuda)		3,286	118,362
Legg Mason, Inc.		3,981	133,125
Medallion Financial Corp.		958	14,255
Morgan Stanley		52,106	1,404,257
Northern Trust Corp.		8,495	462,043
PennantPark Investment Corp.		8,005	90,136
Piper Jaffray Cos.	*	963	33,021
Prospect Capital Corp.	†	5,697	63,692
Pzena Investment Management, Inc., Class A		6,659	45,148
Raymond James Financial, Inc.		3,472	144,678
Safeguard Scientifics, Inc.	*	678	10,638
SEI Investments Co.		5,918	182,925
Solar Senior Capital Ltd.		3,820	69,066
State Street Corp.		15,937	1,047,858
Stifel Financial Corp.	*	2,724	112,283
SWS Group, Inc.	*	1,323	7,382
T. Rowe Price Group, Inc.		9,852	708,654
TD Ameritrade Holding Corp.		8,355	218,734
THL Credit, Inc.		5,201	81,240
Virtus Investment Partners, Inc.	*	210	34,154
Waddell & Reed Financial, Inc., Class A		3,971	204,427
Walter Investment Management Corp.	*	1,972	77,973
Westwood Holdings Group, Inc.		1,027	49,347
WisdomTree Investments, Inc.	*	3,701	42,969

			14,783,829

Chemicals—2.5%
A. Schulman, Inc.		1,444	42,540

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Air Products & Chemicals, Inc.		6,756	$719,987
Airgas, Inc.		2,915	309,136
Albemarle Corp.		3,712	233,633
Ashland, Inc.		2,794	258,389
Axiall Corp.		2,616	98,859
Cabot Corp.		2,693	115,018
Calgon Carbon Corp.	*	3,184	60,464
Celanese Corp., Series A		5,277	278,573
CF Industries Holdings, Inc.		2,079	438,316
Chemtura Corp.	*	5,201	119,571
Cytec Industries, Inc.		1,644	133,756
Dow Chemical Co. (The)		40,949	1,572,442
E.I. Du Pont de Nemours & Co.		32,195	1,885,339
Eastman Chemical Co.		4,366	340,111
Ecolab, Inc.		9,129	901,580
Ferro Corp.	*	1,818	16,562
FMC Corp.		3,500	251,020
H.B. Fuller Co.		2,570	116,138
Huntsman Corp.		5,470	112,737
International Flavors & Fragrances, Inc.		3,643	299,819
Intrepid Potash, Inc.	†	1,172	18,377
Koppers Holdings, Inc.		1,582	67,472
Kronos Worldwide, Inc.	†	2,262	35,038
Landec Corp.	*	986	12,029
LSB Industries, Inc.	*	1,411	47,311
LyondellBasell Industries NV, Class A		12,716	931,193
Minerals Technologies, Inc.		1,736	85,706
Monsanto Co.		18,194	1,898,908
Mosaic Co. (The)		10,146	436,481
NewMarket Corp.		378	108,830
Olin Corp.		2,796	64,504
OM Group, Inc.	*	1,147	38,746
OMNOVA Solutions, Inc.	*	6,478	55,387
PolyOne Corp.		3,321	101,988
PPG Industries, Inc.		4,963	829,119
Praxair, Inc.		9,973	1,198,854
Quaker Chemical Corp.		483	35,283
Rockwood Holdings, Inc.		2,347	157,014
RPM International, Inc.		4,832	174,918
Scotts Miracle-Gro Co. (The), Class A		1,662	91,460
Sensient Technologies Corp.		2,027	97,073
Sherwin-Williams Co. (The)		2,675	487,331
Sigma-Aldrich Corp.		3,395	289,594
Stepan Co.		1,112	64,196
Tredegar Corp.		1,606	41,756
Valspar Corp. (The)		2,240	142,083
W.R. Grace & Co.	*	1,838	160,641
Zep, Inc.		936	15,219

			15,990,501

Commercial Banks—3.0%
1st Source Corp.		1,180	31,766
Associated Banc-Corp		5,110	79,154
BancFirst Corp.		642	34,713
BancorpSouth, Inc.		3,611	72,003
Bank of Hawaii Corp.		1,898	103,346
BB&T Corp.		24,485	826,369
BOK Financial Corp.		801	50,743
Boston Private Financial Holdings, Inc.		1,297	14,397
Bridge Bancorp, Inc.		3,091	66,457
Bryn Mawr Bank Corp.		1,058	28,534
Capital City Bank Group, Inc.	*	1,113	13,111
CapitalSource, Inc.		7,766	92,260
Cardinal Financial Corp.		1,142	18,877

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cascade Bancorp	*†	219	$1,277
Cathay General Bancorp		2,082	48,656
Catskill Litigation Trust	*‡d	582	—
Central Pacific Financial Corp.		103	1,823
Chemical Financial Corp.		1,552	43,332
CIT Group, Inc.	*	7,587	370,018
Citizens & Northern Corp.		3,618	72,143
City Holding Co.		250	10,810
City National Corp./California		1,548	103,190
CNB Financial Corp./Pennsylvania		4,147	70,706
CoBiz Financial, Inc.		1,063	10,269
Comerica, Inc.		7,542	296,476
Commerce Bancshares, Inc./Missouri		2,859	125,253
Community Bank System, Inc.		1,402	47,836
Community Trust Bancorp, Inc.		665	26,992
Cullen/Frost Bankers, Inc.		2,502	176,516
CVB Financial Corp.		4,084	55,216
East West Bancorp, Inc.		6,997	223,554
Fidelity Southern Corp.		1,579	24,222
Fifth Third Bancorp		32,850	592,614
Financial Institutions, Inc.		749	15,325
First BanCorp. (Puerto Rico)	*	322	1,829
First Bancorp/North Carolina		643	9,291
First Busey Corp.		2,407	12,541
First Citizens BancShares, Inc./North Carolina, Class A		254	52,222
First Commonwealth Financial Corp.		2,619	19,878
First Connecticut Bancorp, Inc./Farmington CT		5,036	74,029
First Financial Bancorp		1,895	28,747
First Financial Bankshares, Inc.	†	500	29,410
First Horizon National Corp.		8,735	95,998
First Merchants Corp.		874	15,146
First Midwest Bancorp, Inc./Illinois		2,002	30,250
First Niagara Financial Group, Inc.		10,034	104,053
First of Long Island Corp. (The)		986	38,306
First Republic Bank/California		1,811	84,447
First Security Group, Inc./Tennesse	*†	14,959	31,115
FirstMerit Corp.		8,833	191,764
FNB Corp./Pennsylvania		4,685	56,829
Fulton Financial Corp.		6,533	76,306
Glacier Bancorp, Inc.		1,771	43,761
Guaranty Bancorp		1,060	14,511
Hancock Holding Co.		2,032	63,764
Hanmi Financial Corp.		900	14,913
Heritage Financial Corp./Washington		332	5,153
Home Bancshares, Inc./Arkansas		2,340	71,066
Huntington Bancshares, Inc./Ohio		26,837	221,674
IBERIABANK Corp.		966	50,106
Independent Bank Corp./Massachusetts		874	31,202
International Bancshares Corp.		3,248	70,254
KeyCorp		27,431	312,713
M&T Bank Corp.		3,755	420,260
MB Financial, Inc.		931	26,292
Merchants Bancshares, Inc.		571	16,531
MidSouth Bancorp, Inc.		522	8,091
MidWestOne Financial Group, Inc.		552	14,192
National Penn Bancshares, Inc.		2,758	27,718
NBT Bancorp, Inc.		1,000	22,980
Old National Bancorp/Indiana		3,552	50,438
PacWest Bancorp	†	894	30,718
Park National Corp.	†	728	57,570
Peoples Bancorp, Inc./Ohio		814	16,996

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Pinnacle Financial Partners, Inc.	*	1,818	$54,195
PNC Financial Services Group, Inc. (The)		17,934	1,299,318
Popular, Inc. (Puerto Rico)	*	5,380	141,117
PrivateBancorp, Inc.		1,200	25,680
Prosperity Bancshares, Inc.		2,300	142,232
Regions Financial Corp.		41,501	384,299
Republic Bancorp, Inc./Kentucky, Class A		1,603	44,163
S&T Bancorp, Inc.		955	23,130
Sandy Spring Bancorp, Inc.		344	8,002
Signature Bank/New York	*	1,900	173,888
Simmons First National Corp., Class A		911	28,323
State Bank Financial Corp.		4,194	66,559
Sterling Bancorp/New York		1,476	20,266
Sterling Financial Corp./Washington		38	1,089
Suffolk Bancorp	*	1,100	19,492
SunTrust Banks, Inc.		19,144	620,649
Susquehanna Bancshares, Inc.		2,932	36,797
SVB Financial Group	*	1,437	124,114
Synovus Financial Corp.		41,667	137,501
TCF Financial Corp.		6,104	87,165
Texas Capital Bancshares, Inc.	*	2,821	129,681
Tompkins Financial Corp.		730	33,741
TowneBank/Virginia	†	1,448	20,880
Trustmark Corp.		2,635	67,456
U.S. Bancorp/Minnesota		62,618	2,290,566
UMB Financial Corp.		1,211	65,806
Umpqua Holdings Corp.	†	1,151	18,669
United Bankshares, Inc./West Virginia	†	2,134	61,843
United Community Banks, Inc./Georgia	*	454	6,810
Valley National Bancorp	†	6,899	68,645
Washington Banking Co.		4,949	69,583
Washington Trust Bancorp, Inc.		500	15,715
Webster Financial Corp.		2,393	61,093
Wells Fargo & Co.		166,723	6,888,994
WesBanco, Inc.		1,699	50,511
Westamerica Bancorporation	†	288	14,325
Western Alliance Bancorp	*	1,400	26,502
Wintrust Financial Corp.		1,017	41,768
Zions Bancorporation		5,053	138,553

			19,800,142

Commercial Services & Supplies—0.6%
ABM Industries, Inc.		2,291	60,986
ACCO Brands Corp.	*	2,302	15,285
ADT Corp. (The)	*	7,488	304,462
Brink’s Co. (The)		2,084	58,977
Cenveo, Inc.	*†	4,741	13,986
Cintas Corp.		2,017	103,270
Clean Harbors, Inc.	*	2,414	141,605
Consolidated Graphics, Inc.	*	776	43,503
Copart, Inc.	*	2,852	90,665
Courier Corp.		424	6,708
Covanta Holding Corp.		4,185	89,475
Deluxe Corp.		2,098	87,403
Ennis, Inc.		695	12,538
G&K Services, Inc., Class A		1,008	60,873
Healthcare Services Group, Inc.		4,963	127,847
Herman Miller, Inc.		3,155	92,063
HNI Corp.		2,512	90,884
Interface, Inc.		3,357	66,603
Iron Mountain, Inc.		7,780	210,216
Kimball International, Inc., Class B		1,500	16,635
Knoll, Inc.		2,701	45,755
McGrath RentCorp		916	32,701

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mine Safety Appliances Co.		1,444	$74,525
Mobile Mini, Inc.	*	2,000	68,120
NL Industries, Inc.		2,111	23,960
Pitney Bowes, Inc.	†	5,918	107,648
R.R. Donnelley & Sons Co.	†	8,887	140,415
Republic Services, Inc.		11,229	374,599
Rollins, Inc.		1,486	39,394
Steelcase, Inc., Class A		1,992	33,107
Stericycle, Inc.	*	3,138	362,125
Tetra Tech, Inc.	*	2,114	54,731
TRC Cos., Inc.	*	327	2,420
United Stationers, Inc.		2,556	111,186
Viad Corp.		937	23,378
Waste Connections, Inc.		3,543	160,888
Waste Management, Inc.		14,398	593,774

			3,942,710

Communications Equipment—1.7%
ADTRAN, Inc.		3,197	85,168
Anaren, Inc.	*	813	20,731
ARRIS Group, Inc.	*	3,613	61,638
Aruba Networks, Inc.	*	2,125	35,360
Aviat Networks, Inc.	*	2,182	5,630
Black Box Corp.		865	26,504
Brocade Communications Systems, Inc.	*	14,008	112,764
CalAmp Corp.	*	550	9,696
Ciena Corp.	*	5,950	148,631
Cisco Systems, Inc.		184,271	4,315,627
Comtech Telecommunications Corp.		1,350	32,832
Digi International, Inc.	*	1,976	19,780
EchoStar Corp., Class A	*	1,877	82,475
Emulex Corp.	*	3,408	26,446
Extreme Networks, Inc.	*	4,491	23,443
F5 Networks, Inc.	*	2,664	228,465
Finisar Corp.	*	856	19,371
Harmonic, Inc.	*	2,820	21,686
Harris Corp.		3,891	230,736
Infinera Corp.	*†	4,191	47,400
InterDigital, Inc.		2,803	104,636
Ixia	*	2,330	36,511
JDS Uniphase Corp.	*	7,444	109,501
Juniper Networks, Inc.	*	17,553	348,603
KVH Industries, Inc.	*	375	5,175
Motorola Solutions, Inc.		8,298	492,735
NETGEAR, Inc.	*	1,206	37,217
Numerex Corp., Class A	*	1,800	19,710
Oplink Communications, Inc.	*	758	14,266
Parkervision, Inc.	*†	1,052	3,524
Plantronics, Inc.		1,826	84,087
Polycom, Inc.	*	8,354	91,226
QUALCOMM, Inc.		59,558	4,011,827
Riverbed Technology, Inc.	*	3,698	53,954
Sonus Networks, Inc.	*	10,700	36,166
Tellabs, Inc.		19,143	43,455
ViaSat, Inc.	*	1,190	75,863
Westell Technologies, Inc., Class A	*	1,821	6,100

			11,128,939

Computers & Peripherals—3.3%
3D Systems Corp.	*†	3,474	187,561
Apple, Inc.		32,092	15,299,861
Avid Technology, Inc.	*	1,448	8,688
Cray, Inc.	*	714	17,186
Dell, Inc.		42,982	591,862

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diebold, Inc.		3,079	$90,400
Electronics For Imaging, Inc.	*	2,638	83,572
EMC Corp.		74,206	1,896,705
Fusion-io, Inc.	*†	5,678	76,029
Hewlett-Packard Co.		66,304	1,391,058
Hutchinson Technology, Inc.	*	6,180	21,506
Imation Corp.	*	1,564	6,412
Lexmark International, Inc., Class A	†	1,492	49,236
NCR Corp.	*	6,904	273,468
NetApp, Inc.		11,382	485,101
QLogic Corp.	*	3,731	40,817
Quantum Corp.	*	6,681	9,220
SanDisk Corp.		8,969	533,745
Silicon Graphics International Corp.	*	1,843	29,949
Stratasys Ltd.	*	1,440	145,814
Western Digital Corp.		8,356	529,770

			21,767,960

Construction & Engineering—0.3%
AECOM Technology Corp.	*	3,236	101,190
Aegion Corp.	*	1,223	29,022
Chicago Bridge & Iron Co. NV (Netherlands)		3,194	216,457
Comfort Systems USA, Inc.		2,179	36,629
Dycom Industries, Inc.	*	2,076	58,107
EMCOR Group, Inc.		2,908	113,790
Fluor Corp.		4,946	350,968
Furmanite Corp.	*	1,100	10,890
Granite Construction, Inc.		1,889	57,803
Jacobs Engineering Group, Inc.	*	4,968	289,038
KBR, Inc.		6,464	210,985
Layne Christensen Co.	*	510	10,180
MasTec, Inc.	*	2,049	62,085
Quanta Services, Inc.	*	8,861	243,766
Tutor Perini Corp.	*	960	20,467
URS Corp.		2,934	157,703

			1,969,080

Construction Materials—0.1%
Eagle Materials, Inc.		2,083	151,122
Headwaters, Inc.	*	2,095	18,834
Martin Marietta Materials, Inc.		801	78,634
Texas Industries, Inc.	*	1,116	74,002
Vulcan Materials Co.		3,605	186,775

			509,367

Consumer Finance—0.9%
American Express Co.		33,305	2,515,194
Capital One Financial Corp.		20,078	1,380,162
Cash America International, Inc.		685	31,017
Consumer Portfolio Services, Inc.	*	5,110	30,302
Discover Financial Services		18,027	911,084
Ezcorp, Inc., Class A	*	2,031	34,283
First Marblehead Corp. (The)	*†	32,183	26,390
Imperial Holdings, Inc.	*	8,933	56,546
Nelnet, Inc., Class A		481	18,494
Portfolio Recovery Associates, Inc.	*	1,512	90,629
SLM Corp.		18,104	450,790
World Acceptance Corp.	*†	639	57,459

			5,602,350

Containers & Packaging—0.3%
AEP Industries, Inc.	*	372	27,643
AptarGroup, Inc.		3,130	188,207
Avery Dennison Corp.		3,924	170,772

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ball Corp.		6,557	$294,278
Bemis Co., Inc.		1,316	51,337
Crown Holdings, Inc.	*	3,283	138,805
Greif, Inc., Class A		852	41,774
MeadWestvaco Corp.		6,183	237,304
Myers Industries, Inc.		1,716	34,509
Owens-Illinois, Inc.	*	6,064	182,041
Packaging Corp. of America		4,339	247,713
Rock-Tenn Co., Class A		2,588	262,087
Sealed Air Corp.		7,726	210,070
Silgan Holdings, Inc.		820	38,540
Sonoco Products Co.		3,353	130,566

			2,255,646

Distributors—0.1%
Genuine Parts Co.		4,233	342,407
LKQ Corp.	*	11,438	364,415
Pool Corp.		2,434	136,620
VOXX International Corp.	*	1,218	16,687

			860,129

Diversified Consumer Services—0.2%
American Public Education, Inc.	*	698	26,384
Apollo Group, Inc., Class A	*	3,118	64,886
Ascent Capital Group, Inc., Class A	*	545	43,938
Career Education Corp.	*	4,167	11,501
Corinthian Colleges, Inc.	*†	3,624	7,937
DeVry, Inc.		2,980	91,069
H&R Block, Inc.		11,402	303,977
Hillenbrand, Inc.		1,576	43,135
ITT Educational Services, Inc.	*†	335	10,385
Matthews International Corp., Class A		1,052	40,060
Outerwall, Inc.	*†	1,075	53,739
Regis Corp.		1,818	26,688
Service Corp. International		10,864	202,288
Sotheby’s		2,623	128,868
Steiner Leisure Ltd. (Bahamas)	*	1,503	87,820
Stewart Enterprises, Inc., Class A		4,115	54,071
Strayer Education, Inc.	†	551	22,878
Universal Technical Institute, Inc.		418	5,070
Weight Watchers International, Inc.	†	1,826	68,238

			1,292,932

Diversified Financial Services—4.2%
Bank of America Corp.		372,843	5,145,233
Berkshire Hathaway, Inc., Class B	*	61,706	7,004,248
CBOE Holdings, Inc.		954	43,149
Citigroup, Inc.		103,729	5,031,894
CME Group, Inc.		11,807	872,301
Interactive Brokers Group, Inc., Class A		1,570	29,469
IntercontinentalExchange, Inc.	*	2,776	503,622
JPMorgan Chase & Co.		130,518	6,746,475
Leucadia National Corp.		9,873	268,940
McGraw Hill Financial, Inc.		9,601	629,730
Moody’s Corp.		6,057	425,989
MSCI, Inc.	*	3,439	138,454
NASDAQ OMX Group, Inc. (The)		5,431	174,281
NYSE Euronext		9,567	401,623
PHH Corp.	*	2,212	52,513
PICO Holdings, Inc.	*	1,150	24,909
Resource America, Inc., Class A		1,287	10,335

			27,503,165

Diversified Telecommunication Services—1.9%
8x8, Inc.	*	3,048	30,693

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
AT&T, Inc.		183,503	$6,206,071
CenturyLink, Inc.		22,585	708,717
Cincinnati Bell, Inc.	*	8,448	22,979
Cogent Communications Group, Inc.		2,886	93,074
Consolidated Communications Holdings, Inc.		80	1,379
Frontier Communications Corp.	†	39,354	164,106
General Communication, Inc., Class A	*	2,516	23,952
HickoryTech Corp.		651	7,408
IDT Corp., Class B		1,600	28,400
Level 3 Communications, Inc.	*	8,634	230,442
Lumos Networks Corp.		1,350	29,255
Premiere Global Services, Inc.	*	2,174	21,653
Straight Path Communications, Inc., Class B	*	800	4,208
Towerstream Corp.	*†	27,749	79,362
tw telecom inc.	*	4,305	128,569
Verizon Communications, Inc.		98,247	4,584,205
Windstream Holdings, Inc.	†	21,003	168,024

			12,532,497

Electric Utilities—1.6%
ALLETE, Inc.		1,243	60,037
American Electric Power Co., Inc.		17,879	775,055
Cleco Corp.		2,109	94,568
Duke Energy Corp.		24,824	1,657,747
Edison International		12,222	562,945
El Paso Electric Co.		1,748	58,383
Empire District Electric Co. (The)		1,197	25,927
Entergy Corp.		5,375	339,646
Exelon Corp.		26,512	785,816
FirstEnergy Corp.		12,732	464,081
Great Plains Energy, Inc.		3,450	76,590
Hawaiian Electric Industries, Inc.	†	3,066	76,957
IDACORP, Inc.		1,515	73,326
ITC Holdings Corp.		1,539	144,451
MGE Energy, Inc.		1,559	85,043
NextEra Energy, Inc.		14,695	1,177,951
Northeast Utilities		10,939	451,234
NV Energy, Inc.		7,959	187,912
OGE Energy Corp.		6,716	242,380
Otter Tail Corp.		1,095	30,222
Pepco Holdings, Inc.		7,066	130,438
Pinnacle West Capital Corp.		3,789	207,410
PNM Resources, Inc.		2,169	49,084
Portland General Electric Co.		1,100	31,053
PPL Corp.		22,170	673,525
Southern Co.		28,932	1,191,420
UIL Holdings Corp.		1,496	55,621
Unitil Corp.		2,609	76,365
UNS Energy Corp.		1,571	73,240
Westar Energy, Inc.		4,032	123,581
Xcel Energy, Inc.		16,552	457,001

			10,439,009

Electrical Equipment—0.8%
Acuity Brands, Inc.		1,873	172,353
American Superconductor Corp.	*†	1,147	2,684
AMETEK, Inc.		9,526	438,386
AZZ, Inc.		2,357	98,664
Babcock & Wilcox Co. (The)		5,852	197,329
Brady Corp., Class A		2,402	73,261
Capstone Turbine Corp.	*†	34,249	40,414
Eaton Corp. plc (Ireland)		15,084	1,038,383

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Emerson Electric Co.		25,014	$1,618,406
Encore Wire Corp.		1,400	55,216
Enphase Energy, Inc.	*†	4,495	36,589
Franklin Electric Co., Inc.		1,804	71,078
FuelCell Energy, Inc.	*†	56,398	72,753
General Cable Corp.		1,732	54,991
GrafTech International Ltd.	*†	3,487	29,465
Hubbell, Inc., Class B		2,078	217,650
II-VI, Inc.	*	1,364	25,670
LSI Industries, Inc.		1,083	9,141
Polypore International, Inc.	*†	2,675	109,595
Powell Industries, Inc.	*	1,045	64,048
Regal-Beloit Corp.		1,272	86,407
Revolution Lighting Technologies, Inc.	*†	8,587	21,983
Rockwell Automation, Inc.		4,331	463,157
Roper Industries, Inc.		2,980	395,953
SolarCity Corp.	*†	851	29,445
Vicor Corp.	*	1,380	11,288

			5,434,309

Electronic Equipment, Instruments & Components—0.7%
Agilysys, Inc.	*	1,335	15,913
Amphenol Corp., Class A		5,423	419,632
Anixter International, Inc.	*	1,723	151,038
Arrow Electronics, Inc.	*	4,585	222,510
Avnet, Inc.		5,129	213,930
AVX Corp.		2,270	29,805
Badger Meter, Inc.		1,134	52,731
Belden, Inc.		1,894	121,311
Benchmark Electronics, Inc.	*	2,520	57,683
Checkpoint Systems, Inc.	*	1,441	24,065
Cognex Corp.		4,046	126,882
Coherent, Inc.		1,348	82,835
Corning, Inc.		48,544	708,257
CTS Corp.		1,580	24,917
Daktronics, Inc.		927	10,373
Dolby Laboratories, Inc., Class A	†	1,370	47,279
DTS, Inc.	*	755	15,855
Electro Rent Corp.		950	17,233
Electro Scientific Industries, Inc.		1,421	16,640
FARO Technologies, Inc.	*	453	19,103
FEI Co.		1,368	120,110
FLIR Systems, Inc.		5,608	176,091
Ingram Micro, Inc., Class A	*	1,030	23,741
Insight Enterprises, Inc.	*	2,054	38,862
Itron, Inc.	*	955	40,903
Jabil Circuit, Inc.		8,287	179,662
Littelfuse, Inc.		909	71,102
Maxwell Technologies, Inc.	*	370	3,360
Mercury Systems, Inc.	*	963	9,620
Mesa Laboratories, Inc.		1,200	81,132
Methode Electronics, Inc.		1,383	38,724
Molex, Inc.		2,660	102,463
MTS Systems Corp.		1,342	86,358
National Instruments Corp.		5,121	158,392
Newport Corp.	*	1,614	25,227
OSI Systems, Inc.	*	867	64,565
Park Electrochemical Corp.		1,086	31,114
PC Connection, Inc.		854	12,887
Plexus Corp.	*	1,884	70,085
Radisys Corp.	*	961	3,085
Rofin-Sinar Technologies, Inc.	*	2,200	53,262
Rogers Corp.	*	803	47,762
Sanmina Corp.	*	3,577	62,562

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ScanSource, Inc.	*	1,126	$38,960
SYNNEX Corp.	*	104	6,391
Tech Data Corp.	*	2,057	102,665
Trimble Navigation Ltd.	*	8,636	256,575
TTM Technologies, Inc.	*	1,639	15,980
Uni-Pixel, Inc.	*†	2,120	37,588
Universal Display Corp.	*†	1,350	43,240
Vishay Intertechnology, Inc.	*	6,172	79,557
Vishay Precision Group, Inc.	*	440	6,402
Zygo Corp.	*	967	15,453

			4,481,872

Energy Equipment & Services—1.9%
Atwood Oceanics, Inc.	*	1,298	71,442
Baker Hughes, Inc.		14,862	729,724
Basic Energy Services, Inc.	*	1,600	20,224
Bristow Group, Inc.		982	71,450
Cal Dive International, Inc.	*†	4,816	9,873
Cameron International Corp.	*	9,319	543,950
CARBO Ceramics, Inc.	†	1,137	112,688
Dawson Geophysical Co.	*	924	30,002
Diamond Offshore Drilling, Inc.		1,577	98,279
Dresser-Rand Group, Inc.	*	2,924	182,458
Dril-Quip, Inc.	*	880	100,980
Era Group, Inc.	*	713	19,379
Exterran Holdings, Inc.	*	2,465	67,960
FMC Technologies, Inc.	*	8,237	456,495
Geospace Technologies Corp.	*	1,100	92,730
Gulfmark Offshore, Inc., Class A		1,000	50,890
Halliburton Co.		32,022	1,541,859
Helix Energy Solutions Group, Inc.	*	3,853	97,751
Helmerich & Payne, Inc.		3,926	270,698
Hercules Offshore, Inc.	*	5,226	38,516
Hornbeck Offshore Services, Inc.	*	1,800	103,392
ION Geophysical Corp.	*	6,136	31,907
Key Energy Services, Inc.	*	7,257	52,903
Matrix Service Co.	*	468	9,182
McDermott International, Inc.	*	11,704	86,961
Mitcham Industries, Inc.	*	1,100	16,819
Nabors Industries Ltd. (Bermuda)		10,988	176,467
National Oilwell Varco, Inc.		14,826	1,158,059
Newpark Resources, Inc.	*	3,484	44,107
Oceaneering International, Inc.		4,464	362,655
Oil States International, Inc.	*	2,026	209,610
Parker Drilling Co.	*	3,755	21,403
Patterson-UTI Energy, Inc.		6,712	143,503
PHI, Inc.	*	774	29,188
Pioneer Energy Services Corp.	*	2,700	20,277
Rowan Cos. plc, Class A	*	3,918	143,869
Schlumberger Ltd.		45,780	4,045,121
SEACOR Holdings, Inc.		713	64,484
Seadrill Ltd. (Bermuda)		9,935	447,870
Superior Energy Services, Inc.	*	4,034	101,011
Tesco Corp.	*	3,185	52,775
TETRA Technologies, Inc.	*	2,352	29,471
Tidewater, Inc.		2,250	133,402
Unit Corp.	*	1,702	79,126

			12,170,910

Food & Staples Retailing—2.0%
Andersons, Inc. (The)		700	48,930
Arden Group, Inc., Class A		260	33,800
Casey’s General Stores, Inc.		1,608	118,188
Costco Wholesale Corp.		14,357	1,652,778

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CVS Caremark Corp.		41,411	$2,350,074
Fresh Market, Inc. (The)	*	1,489	70,444
Harris Teeter Supermarkets, Inc.		1,967	96,757
Kroger Co. (The)		16,971	684,610
Nash Finch Co.		674	17,800
Pantry, Inc. (The)	*	1,200	13,296
Rite Aid Corp.	*	25,982	123,674
Safeway, Inc.		8,825	282,312
SUPERVALU, Inc.	*	8,154	67,107
Sysco Corp.		20,649	657,258
United Natural Foods, Inc.	*	1,912	128,525
Walgreen Co.		31,202	1,678,668
Wal-Mart Stores, Inc.		53,898	3,986,296
Weis Markets, Inc.		382	18,695
Whole Foods Market, Inc.		12,328	721,188

			12,750,400

Food Products—1.6%
Archer-Daniels-Midland Co.		23,265	857,083
Bunge Ltd.		4,700	356,777
Campbell Soup Co.		5,629	229,157
Chiquita Brands International, Inc.	*	2,150	27,219
ConAgra Foods, Inc.		14,190	430,525
Darling International, Inc.	*	3,150	66,654
Dean Foods Co.	*	3,140	60,602
Farmer Bros. Co.	*	930	14,006
Flowers Foods, Inc.		7,909	169,569
Fresh Del Monte Produce, Inc.		567	16,829
General Mills, Inc.		21,313	1,021,319
Green Mountain Coffee Roasters, Inc.	*†	4,435	334,088
Griffin Land & Nurseries, Inc.		650	20,865
Hain Celestial Group, Inc. (The)	*	1,426	109,973
Hershey Co. (The)		5,148	476,190
Hillshire Brands Co.		4,327	133,012
Hormel Foods Corp.		6,390	269,147
Ingredion, Inc.		3,164	209,362
Inventure Foods, Inc.	*	5,272	55,356
J&J Snack Foods Corp.		761	61,428
J.M. Smucker Co. (The)		4,332	455,033
Kellogg Co.		8,673	509,365
Kraft Foods Group, Inc.		19,695	1,032,806
Lancaster Colony Corp.		1,389	108,745
McCormick & Co., Inc. (Non-Voting Shares)		4,101	265,335
Mead Johnson Nutrition Co.		7,038	522,642
Mondelez International, Inc., Class A		61,989	1,947,694
Post Holdings, Inc.	*	1,156	46,668
Sanderson Farms, Inc.		864	56,367
Seaboard Corp.		18	49,464
Snyders-Lance, Inc.		1,370	39,524
Tootsie Roll Industries, Inc.	†	681	20,988
TreeHouse Foods, Inc.	*	1,256	83,938
Tyson Foods, Inc., Class A		10,231	289,333
WhiteWave Foods Co., Class A	*	1,604	32,032

			10,379,095

Gas Utilities—0.3%
AGL Resources, Inc.		3,698	170,219
Atmos Energy Corp.		2,732	116,356
Chesapeake Utilities Corp.		949	49,813
Delta Natural Gas Co., Inc.		760	16,788
Laclede Group, Inc. (The)		1,025	46,125
National Fuel Gas Co.		3,639	250,218
New Jersey Resources Corp.		1,681	74,048

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Northwest Natural Gas Co.		1,183	$49,662
ONEOK, Inc.		7,816	416,749
Piedmont Natural Gas Co., Inc.		2,740	90,091
Questar Corp.		7,412	166,696
South Jersey Industries, Inc.		2,014	117,980
Southwest Gas Corp.		1,252	62,600
UGI Corp.		2,720	106,434
WGL Holdings, Inc.		2,315	98,874

			1,832,653

Health Care Equipment & Supplies—2.1%
Abaxis, Inc.		749	31,533
Abbott Laboratories		53,181	1,765,077
ABIOMED, Inc.	*	886	16,896
Alere, Inc.	*	3,011	92,046
Align Technology, Inc.	*	2,449	117,846
Analogic Corp.		593	49,006
Baxter International, Inc.		19,308	1,268,343
Becton Dickinson and Co.		7,370	737,147
Boston Scientific Corp.	*	47,653	559,446
C.R. Bard, Inc.		2,876	331,315
CareFusion Corp.	*	6,833	252,138
Cerus Corp.	*†	1,010	6,777
CONMED Corp.		1,362	46,294
Cooper Cos., Inc. (The)		1,627	211,006
Covidien plc (Ireland)		15,578	949,323
CryoLife, Inc.		937	6,559
Cyberonics, Inc.	*	956	48,507
Cynosure, Inc., Class A	*	314	7,162
DENTSPLY International, Inc.		5,668	246,048
Edwards Lifesciences Corp.	*	3,593	250,181
Greatbatch, Inc.	*	942	32,056
Haemonetics Corp.	*	2,314	92,282
HeartWare International, Inc.	*	664	48,611
Hill-Rom Holdings, Inc.		1,576	56,468
Hologic, Inc.	*	9,792	202,205
ICU Medical, Inc.	*	605	41,098
IDEXX Laboratories, Inc.	*	1,985	197,805
Insulet Corp.	*	2,469	89,477
Integra LifeSciences Holdings Corp.	*	1,190	47,898
Intuitive Surgical, Inc.	*	1,385	521,134
Invacare Corp.		1,333	23,021
Masimo Corp.		1,500	39,960
Medtronic, Inc.		35,844	1,908,693
Meridian Bioscience, Inc.		1,158	27,387
Merit Medical Systems, Inc.	*	3,149	38,197
NuVasive, Inc.	*	990	24,245
OraSure Technologies, Inc.	*	1,687	10,139
ResMed, Inc.	†	6,068	320,512
RTI Surgical, Inc.	*	807	3,018
Sirona Dental Systems, Inc.	*	1,664	111,372
Spectranetics Corp.	*	1,045	17,535
St. Jude Medical, Inc.		10,767	577,542
Staar Surgical Co.	*	848	11,482
STERIS Corp.		2,777	119,300
Stryker Corp.		10,577	714,899
SurModics, Inc.	*	9	214
Teleflex, Inc.		1,322	108,774
Thoratec Corp.	*	2,306	85,991
Varian Medical Systems, Inc.	*	4,761	355,790
Volcano Corp.	*	1,970	47,122
West Pharmaceutical Services, Inc.		3,408	140,239
Wright Medical Group, Inc.	*	1,309	34,139

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zimmer Holdings, Inc.		5,894	$484,133

			13,525,388

Health Care Providers & Services—2.2%
Aetna, Inc.		14,039	898,777
Air Methods Corp.	†	2,900	123,540
Almost Family, Inc.		422	8,199
Amedisys, Inc.	*	1,698	29,240
AmerisourceBergen Corp.		9,159	559,615
AMN Healthcare Services, Inc.	*	1,507	20,736
Amsurg Corp.	*	1,423	56,493
BioScrip, Inc.	*	1,095	9,614
Brookdale Senior Living, Inc.	*	2,200	57,860
Cardinal Health, Inc.		11,444	596,805
Catamaran Corp.	*	7,215	331,529
Centene Corp.	*	1,972	126,129
Chemed Corp.	†	1,162	83,083
Chindex International, Inc.	*	822	14,015
Cigna Corp.		9,301	714,875
Community Health Systems, Inc.		4,282	177,703
Cross Country Healthcare, Inc.	*	1,339	8,114
DaVita HealthCare Partners, Inc.	*	7,014	399,097
Express Scripts Holding Co.	*	28,879	1,784,145
Gentiva Health Services, Inc.	*	1,474	17,747
Hanger, Inc.	*	1,083	36,562
HCA Holdings, Inc.		6,783	289,973
Health Management Associates, Inc., Class A	*	9,953	127,398
Health Net, Inc.	*	3,209	101,725
HealthSouth Corp.		2,220	76,546
Healthways, Inc.	*	1,362	25,211
Henry Schein, Inc.	*	3,652	378,712
Humana, Inc.		4,622	431,371
Kindred Healthcare, Inc.		2,148	28,848
Laboratory Corp. of America Holdings	*	3,138	311,101
Landauer, Inc.		598	30,648
LifePoint Hospitals, Inc.	*	2,149	100,208
Magellan Health Services, Inc.	*	1,400	83,944
McKesson Corp.		7,888	1,012,030
MEDNAX, Inc.	*	2,182	219,073
MWI Veterinary Supply, Inc.	*	519	77,518
National Healthcare Corp.		431	20,373
National Research Corp., Class A	*	3,750	70,613
Omnicare, Inc.		4,277	237,374
Owens & Minor, Inc.		2,434	84,192
Patterson Cos., Inc.		4,679	188,096
PharMerica Corp.	*	1,365	18,114
Quest Diagnostics, Inc.		4,403	272,061
Team Health Holdings, Inc.	*	766	29,062
Tenet Healthcare Corp.	*	4,822	198,618
U.S. Physical Therapy, Inc.		1,300	40,404
UnitedHealth Group, Inc.		34,906	2,499,619
Universal American Corp.		1,812	13,807
Universal Health Services, Inc., Class B		2,466	184,925
VCA Antech, Inc.	*	3,442	94,517
WellCare Health Plans, Inc.	*	1,500	104,610
WellPoint, Inc.		10,501	877,989

			14,282,558

Health Care Technology—0.1%
Allscripts Healthcare Solutions, Inc.	*	4,515	67,138
athenahealth, Inc.	*†	1,151	124,953
Cerner Corp.	*	11,584	608,739
HMS Holdings Corp.	*	4,230	90,987

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Omnicell, Inc.	*	783	$18,542
Quality Systems, Inc.		1,536	33,377

			943,736

Hotels, Restaurants & Leisure—2.0%
Bally Technologies, Inc.	*†	1,971	142,030
Biglari Holdings, Inc.	*	75	30,950
Bob Evans Farms, Inc.		1,465	83,901
Boyd Gaming Corp.	*	2,619	37,059
Brinker International, Inc.		2,003	81,182
Buffalo Wild Wings, Inc.	*	867	96,428
Carnival Corp.		13,265	432,970
CEC Entertainment, Inc.		1,614	74,018
Cheesecake Factory, Inc. (The)		3,444	151,364
Chipotle Mexican Grill, Inc.	*	1,003	429,986
Choice Hotels International, Inc.		1,616	69,795
Churchill Downs, Inc.		638	55,200
Cracker Barrel Old Country Store, Inc.		919	94,878
Darden Restaurants, Inc.		3,930	181,920
DineEquity, Inc.		1,079	74,451
Domino’s Pizza, Inc.		532	36,149
Dunkin’ Brands Group, Inc.		1,532	69,338
International Game Technology		7,153	135,406
International Speedway Corp., Class A		1,190	38,437
Interval Leisure Group, Inc.		1,886	44,566
Isle of Capri Casinos, Inc.	*	1,250	9,450
Jack in the Box, Inc.	*	2,874	114,960
Krispy Kreme Doughnuts, Inc.	*	2,573	49,762
Las Vegas Sands Corp.		13,625	904,972
Life Time Fitness, Inc.	*	1,774	91,308
Marcus Corp.		1,505	21,868
Marriott International, Inc., Class A		9,639	405,416
Marriott Vacations Worldwide Corp.	*	1,075	47,300
McDonald’s Corp.		34,416	3,311,163
MGM Resorts International	*	8,952	182,979
Morgans Hotel Group Co.	*	2,300	17,687
Multimedia Games Holding Co., Inc.	*	1,202	41,529
Panera Bread Co., Class A	*	1,250	198,162
Papa John’s International, Inc.		1,610	112,507
Penn National Gaming, Inc.	*	2,586	143,161
Pinnacle Entertainment, Inc.	*	1,629	40,806
Red Robin Gourmet Burgers, Inc.	*	692	49,201
Royal Caribbean Cruises Ltd.		5,925	226,809
Ruby Tuesday, Inc.	*	2,816	21,120
Scientific Games Corp., Class A	*	2,517	40,700
SHFL Entertainment, Inc.	*	1,527	35,121
Six Flags Entertainment Corp.		2,984	100,829
Sonic Corp.	*	3,730	66,207
Speedway Motorsports, Inc.		149	2,667
Starbucks Corp.		26,310	2,025,081
Starwood Hotels & Resorts Worldwide, Inc.		7,446	494,787
Texas Roadhouse, Inc.		3,070	80,680
Vail Resorts, Inc.		1,491	103,446
Wendy’s Co. (The)		11,481	97,359
WMS Industries, Inc.	*	564	14,636
Wyndham Worldwide Corp.		5,799	353,565
Wynn Resorts Ltd.		2,554	403,557
Yum! Brands, Inc.		14,951	1,067,352

			13,236,175

Household Durables—0.5%
Bassett Furniture Industries, Inc.		1,139	18,440
Beazer Homes USA, Inc.	*†	4,467	80,406

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Blyth, Inc.	†	920	$12,724
CSS Industries, Inc.		2,711	65,091
D.R. Horton, Inc.		8,007	155,576
Ethan Allen Interiors, Inc.		1,551	43,226
Garmin Ltd. (Switzerland)	†	3,151	142,394
Harman International Industries, Inc.		2,728	180,675
Helen of Troy Ltd. (Bermuda)	*	1,333	58,919
Hooker Furniture Corp.		4,293	64,180
Hovnanian Enterprises, Inc., Class A	*†	13,407	70,119
Jarden Corp.	*	3,082	149,169
KB Home	†	3,248	58,529
La-Z-Boy, Inc.		2,404	54,595
Leggett & Platt, Inc.		2,928	88,279
Lennar Corp., Class A		5,675	200,895
M/I Homes, Inc.	*	610	12,578
MDC Holdings, Inc.		1,091	32,741
Meritage Homes Corp.	*	1,300	55,835
Mohawk Industries, Inc.	*	1,833	238,748
NACCO Industries, Inc., Class A		309	17,125
Newell Rubbermaid, Inc.		7,929	218,047
NVR, Inc.	*	112	102,949
PulteGroup, Inc.		13,539	223,394
Ryland Group, Inc. (The)		1,852	75,080
Standard Pacific Corp.	*	2,568	20,313
Tempur Sealy International, Inc.	*	1,346	59,170
Toll Brothers, Inc.	*	4,132	134,001
Tupperware Brands Corp.		2,427	209,620
Universal Electronics, Inc.	*	639	23,023
Whirlpool Corp.		2,800	410,032

			3,275,873

Household Products—1.7%
Central Garden and Pet Co., Class A	*	1,230	8,426
Church & Dwight Co., Inc.		5,138	308,537
Clorox Co. (The)		4,503	367,985
Colgate-Palmolive Co.		31,855	1,889,002
Energizer Holdings, Inc.		1,856	169,174
Kimberly-Clark Corp.		13,185	1,242,291
Procter & Gamble Co. (The)		92,582	6,998,273
WD-40 Co.		949	61,590

			11,045,278

Independent Power Producers & Energy Traders—0.1%
AES Corp. (The)		26,935	357,966
Calpine Corp.	*	16,000	310,880
Genie Energy Ltd., Class B	*	1,600	15,680
NRG Energy, Inc.		9,872	269,802

			954,328

Industrial Conglomerates—2.0%
3M Co.		23,627	2,821,300
Carlisle Cos., Inc.		2,452	172,351
Danaher Corp.		21,167	1,467,297
General Electric Co.		348,826	8,333,453

			12,794,401

Insurance—3.2%
ACE Ltd. (Switzerland)		10,951	1,024,576
Aflac, Inc.		16,225	1,005,788
Alleghany Corp.	*	614	251,525
Allied World Assurance Co. Holdings AG (Switzerland)		343	34,091
Allstate Corp. (The)		16,311	824,521
American Equity Investment Life Holding Co.		4,302	91,288

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
American Financial Group, Inc.		2,657	$143,637
American International Group, Inc.		49,155	2,390,408
American National Insurance Co.		374	36,667
Aon plc (United Kingdom)		10,300	766,732
Arch Capital Group Ltd. (Bermuda)	*	4,284	231,893
Argo Group International Holdings Ltd. (Bermuda)		988	42,365
Arthur J. Gallagher & Co.		3,230	140,989
Aspen Insurance Holdings Ltd. (Bermuda)		3,512	127,450
Assurant, Inc.		1,358	73,468
Assured Guaranty Ltd. (Bermuda)		7,538	141,337
Axis Capital Holdings Ltd. (Bermuda)		5,691	246,477
Baldwin & Lyons, Inc., Class B		945	23,039
Brown & Brown, Inc.		5,036	161,656
Chubb Corp. (The)		8,832	788,344
Cincinnati Financial Corp.		6,036	284,658
CNA Financial Corp.		1,422	54,292
CNO Financial Group, Inc.		6,600	95,040
Crawford & Co., Class B		1,891	18,343
EMC Insurance Group, Inc.		341	10,291
Employers Holdings, Inc.		2,770	82,380
Endurance Specialty Holdings Ltd. (Bermuda)		2,698	144,937
Erie Indemnity Co., Class A		1,023	74,137
Everest Re Group Ltd. (Bermuda)		2,228	323,973
FBL Financial Group, Inc., Class A		1,275	57,247
Fidelity National Financial, Inc., Class A		8,236	219,078
First American Financial Corp.		3,159	76,922
Genworth Financial, Inc., Class A	*	16,181	206,955
Hanover Insurance Group, Inc. (The)		2,346	129,781
Hartford Financial Services Group, Inc.		15,915	495,275
HCC Insurance Holdings, Inc.		3,999	175,236
Health Insurance Innovations, Inc., Class A	*	3,279	39,184
Hilltop Holdings, Inc.	*	1,180	21,830
Horace Mann Educators Corp.		2,000	56,760
Independence Holding Co.		1,056	15,080
Infinity Property & Casualty Corp.		810	52,326
Kansas City Life Insurance Co.		902	39,886
Kemper Corp.		1,906	64,042
Lincoln National Corp.		10,899	457,649
Loews Corp.		8,711	407,152
Markel Corp.	*	352	182,255
Marsh & McLennan Cos., Inc.		18,811	819,219
MBIA, Inc.	*	5,212	53,319
Mercury General Corp.		1,109	53,576
MetLife, Inc.		31,039	1,457,281
Montpelier Re Holdings Ltd. (Bermuda)		3,734	97,271
Navigators Group, Inc. (The)	*	938	54,188
Old Republic International Corp.		10,195	157,003
PartnerRe Ltd. (Bermuda)		2,300	210,542
Phoenix Cos., Inc. (The)	*	210	8,121
Platinum Underwriters Holdings Ltd. (Bermuda)		2,206	131,764
Principal Financial Group, Inc.		10,891	466,353
ProAssurance Corp.		2,054	92,553
Progressive Corp. (The)		18,475	503,074
Protective Life Corp.		3,130	133,181
Prudential Financial, Inc.		16,151	1,259,455
Reinsurance Group of America, Inc.		1,440	96,466
RenaissanceRe Holdings Ltd. (Bermuda)		2,164	195,907
RLI Corp.		1,164	101,757
Safety Insurance Group, Inc.		850	45,024
Selective Insurance Group, Inc.		2,122	51,989

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
StanCorp Financial Group, Inc.		2,460	$135,349
State Auto Financial Corp.		488	10,219
Stewart Information Services Corp.		1,239	39,636
Torchmark Corp.		2,054	148,607
Travelers Cos., Inc. (The)		13,074	1,108,283
United Fire Group, Inc.		1,250	38,087
Unum Group		7,547	229,731
Validus Holdings Ltd. (Bermuda)		3,553	131,390
W.R. Berkley Corp.		2,501	107,193
White Mountains Insurance Group Ltd.		300	170,286
XL Group plc (Ireland)		7,279	224,339

			20,662,123

Internet & Catalog Retail—1.2%
1-800-Flowers.com, Inc., Class A	*	793	3,910
Amazon.com, Inc.	*	12,667	3,960,211
Expedia, Inc.		3,588	185,823
Groupon, Inc.	*	10,416	116,763
HSN, Inc.		1,886	101,127
Liberty Interactive Corp., Series A	*	16,418	385,330
Liberty Ventures, Series A	*	1,648	145,304
Netflix, Inc.	*	1,859	574,821
Orbitz Worldwide, Inc.	*	4,023	38,741
Overstock.com, Inc.	*†	770	22,846
priceline.com, Inc.	*	1,730	1,748,944
TripAdvisor, Inc.	*	3,588	272,114

			7,555,934

Internet Software & Services—2.7%
Akamai Technologies, Inc.	*	7,479	386,664
Angie’s List, Inc.	*†	1,166	26,235
AOL, Inc.	*	3,989	137,940
Blucora, Inc.	*	1,323	30,403
Brightcove, Inc.	*	3,636	40,905
CoStar Group, Inc.	*	770	129,283
Dealertrack Technologies, Inc.	*	1,800	77,112
Digital River, Inc.	*	1,627	29,074
EarthLink, Inc.		5,814	28,779
eBay, Inc.	*	43,294	2,415,372
Equinix, Inc.	*	1,616	296,778
Facebook, Inc., Class A	*	55,636	2,795,153
Google, Inc., Class A	*	9,260	8,110,927
IAC/InterActiveCorp		2,481	135,636
Internap Network Services Corp.	*	1,297	9,014
j2 Global, Inc.		1,614	79,925
LinkedIn Corp., Class A	*	2,769	681,340
LivePerson, Inc.	*	3,333	31,464
Marin Software, Inc.	*†	3,014	37,826
Monster Worldwide, Inc.	*	4,681	20,690
Move, Inc.	*	1,840	31,188
Net Element International, Inc.	*†	5,378	24,739
NIC, Inc.		2,450	56,620
Rackspace Hosting, Inc.	*	2,666	140,658
RealNetworks, Inc.	*	1,461	12,506
Stamps.com, Inc.	*	1,050	48,227
support.com, Inc.	*	1,562	8,513
Trulia, Inc.	*	998	46,936
United Online, Inc.		2,509	20,022
Unwired Planet, Inc.	*	2,763	4,780
ValueClick, Inc.	*	4,058	84,609
VeriSign, Inc.	*	4,905	249,615
Web.com Group, Inc.	*	308	9,961
WebMD Health Corp.	*†	2,106	60,232
XO Group, Inc.	*	2,304	29,768

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yahoo!, Inc.	*	33,133	$1,098,690
Yelp, Inc.	*	985	65,187
Zix Corp.	*	1,015	4,963

			17,497,734

IT Services—3.4%
Accenture plc, Class A (Ireland)		22,084	1,626,266
Acxiom Corp.	*	3,451	97,974
Alliance Data Systems Corp.	*	1,955	413,424
Amdocs Ltd.		3,130	114,683
Automatic Data Processing, Inc.		17,041	1,233,428
Broadridge Financial Solutions, Inc.		5,748	182,499
CACI International, Inc., Class A	*	1,198	82,794
CIBER, Inc.	*	2,444	8,065
Cognizant Technology Solutions Corp., Class A	*	11,127	913,749
Computer Sciences Corp.		5,963	308,526
Convergys Corp.		5,933	111,244
CoreLogic, Inc.	*	3,159	85,451
CSG Systems International, Inc.		2,153	53,933
DST Systems, Inc.		2,122	160,020
Euronet Worldwide, Inc.	*	1,056	42,029
Fidelity National Information Services, Inc.		9,512	441,737
Fiserv, Inc.	*	3,747	378,634
FleetCor Technologies, Inc.	*	1,450	159,732
Forrester Research, Inc.		963	35,400
Gartner, Inc.	*	3,107	186,420
Genpact Ltd. (Bermuda)	*	6,727	127,006
Global Payments, Inc.		3,238	165,397
Hackett Group, Inc. (The)		1,140	8,128
iGATE Corp.	*	1,397	38,781
International Business Machines Corp.		35,335	6,543,335
Jack Henry & Associates, Inc.		3,591	185,332
Leidos Holdings, Inc.		2,132	97,060
Lender Processing Services, Inc.		4,048	134,677
Lionbridge Technologies, Inc.	*	1,165	4,299
ManTech International Corp., Class A	†	1,217	35,001
Mastercard, Inc., Class A		3,896	2,621,151
MAXIMUS, Inc.		4,208	189,528
ModusLink Global Solutions, Inc.	*	1,007	2,759
MoneyGram International, Inc.	*	468	9,163
NeuStar, Inc., Class A	*	3,140	155,367
Paychex, Inc.		9,849	400,263
Sapient Corp.	*	4,150	64,615
Science Applications International Corp.	*	1,218	41,122
Sykes Enterprises, Inc.	*	1,423	25,486
Syntel, Inc.		1,554	124,475
TeleTech Holdings, Inc.	*	2,738	68,696
Teradata Corp.	*	5,364	297,380
Total System Services, Inc.		6,935	204,028
Unisys Corp.	*	1,371	34,535
VeriFone Systems, Inc.	*	3,103	70,935
Visa, Inc., Class A		17,945	3,429,289
Western Union Co. (The)		23,068	430,449
WEX, Inc.	*	1,750	153,563

			22,297,828

Leisure Equipment & Products—0.2%
Arctic Cat, Inc.		689	39,307
Brunswick Corp.		3,797	151,538
Callaway Golf Co.		2,881	20,513
Hasbro, Inc.		2,107	99,324
JAKKS Pacific, Inc.	†	765	3,435

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
LeapFrog Enterprises, Inc.	*†	1,261	$11,878
Mattel, Inc.		10,938	457,865
Polaris Industries, Inc.		2,406	310,807
Sturm Ruger & Co., Inc.	†	1,052	65,887

			1,160,554

Life Sciences Tools & Services—0.7%
Affymetrix, Inc.	*	2,525	15,655
Agilent Technologies, Inc.		10,372	531,565
Bio-Rad Laboratories, Inc., Class A	*	623	73,240
Bruker Corp.	*	1,667	34,424
Cambrex Corp.	*	1,258	16,606
Charles River Laboratories International, Inc.	*	2,755	127,446
Covance, Inc.	*	2,839	245,460
Furiex Pharmaceuticals, Inc.	*	394	17,332
Illumina, Inc.	*†	4,535	366,564
Life Technologies Corp.	*	6,618	495,225
Luminex Corp.	*	1,070	21,400
Mettler-Toledo International, Inc.	*	913	219,202
PAREXEL International Corp.	*	2,306	115,830
PerkinElmer, Inc.		5,266	198,791
QIAGEN NV (Netherlands)	*	6,882	147,275
Sequenom, Inc.	*†	19,756	52,749
Techne Corp.		1,736	138,984
Thermo Fisher Scientific, Inc.		12,492	1,151,138
Waters Corp.	*	3,591	381,400

			4,350,286

Machinery—2.2%
Actuant Corp., Class A		2,022	78,534
AGCO Corp.		3,068	185,369
Albany International Corp., Class A		1,437	51,545
American Railcar Industries, Inc.	†	1,200	47,076
Ampco-Pittsburgh Corp.		613	10,985
Astec Industries, Inc.		821	29,523
Barnes Group, Inc.		2,018	70,469
Blount International, Inc.	*	1,532	18,553
Briggs & Stratton Corp.		1,822	36,659
Caterpillar, Inc.		22,687	1,891,415
Chart Industries, Inc.	*	1,070	131,653
CIRCOR International, Inc.		711	44,210
CLARCOR, Inc.		2,354	130,718
Colfax Corp.	*	1,142	64,512
Crane Co.		2,467	152,140
Cummins, Inc.		6,083	808,248
Deere & Co.		13,189	1,073,453
Donaldson Co., Inc.		4,058	154,732
Dover Corp.		5,761	517,511
EnPro Industries, Inc.	*	981	59,066
ESCO Technologies, Inc.		1,222	40,607
Federal Signal Corp.	*	2,159	27,786
Flow International Corp.	*	2,200	8,778
Flowserve Corp.		5,994	373,966
FreightCar America, Inc.		900	18,612
Graco, Inc.		2,883	213,515
Harsco Corp.		3,646	90,785
Hurco Cos., Inc.		300	7,758
Hyster-Yale Materials Handling, Inc.		618	55,416
IDEX Corp.		3,304	215,586
Illinois Tool Works, Inc.		13,130	1,001,425
Ingersoll-Rand plc (Ireland)		9,095	590,629
ITT Corp.		2,488	89,444
John Bean Technologies Corp.		1,164	28,960

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Joy Global, Inc.	†	4,237	$216,256
Kadant, Inc.		721	24,218
Kaydon Corp.		1,422	50,509
Kennametal, Inc.		3,196	145,738
Lincoln Electric Holdings, Inc.		3,754	250,091
Lindsay Corp.		808	65,949
Manitowoc Co., Inc. (The)		5,044	98,762
Meritor, Inc.	*	2,791	21,937
Middleby Corp. (The)	*	984	205,567
Mueller Industries, Inc.		1,592	88,627
Mueller Water Products, Inc., Class A		3,000	23,970
Navistar International Corp.	*†	2,436	88,865
Nordson Corp.		3,044	224,130
Oshkosh Corp.	*	2,868	140,475
PACCAR, Inc.		13,455	748,905
Pall Corp.		3,831	295,140
Parker Hannifin Corp.		5,068	550,993
Pentair Ltd. (Registered) (Switzerland)		6,813	442,436
Snap-on, Inc.		2,419	240,691
SPX Corp.		2,157	182,568
Standex International Corp.		724	43,006
Stanley Black & Decker, Inc.		5,209	471,779
Tennant Co.		1,280	79,360
Terex Corp.	*	4,124	138,566
Timken Co.		3,702	223,601
Titan International, Inc.		1,356	19,852
Toro Co. (The)		2,040	110,874
Trinity Industries, Inc.		3,051	138,363
Valmont Industries, Inc.		1,162	161,413
Wabash National Corp.	*	6,441	75,102
WABCO Holdings, Inc.	*	2,354	198,348
Wabtec Corp.		3,474	218,410
Watts Water Technologies, Inc., Class A		1,225	69,053
Woodward, Inc.		2,448	99,952
Xylem, Inc.		4,977	139,008

			14,612,152

Marine—0.0%
Kirby Corp.	*	2,358	204,085
Matson, Inc.		1,466	38,453

			242,538

Media—3.8%
AMC Networks, Inc., Class A	*	2,261	154,833
Belo Corp., Class A		4,721	64,678
Cablevision Systems Corp., Class A		9,044	152,301
CBS Corp. (Non-Voting Shares), Class B		21,356	1,177,997
Charter Communications, Inc., Class A	*	1,664	224,241
Cinemark Holdings, Inc.		3,727	118,295
Clear Channel Outdoor Holdings, Inc., Class A	*	2,500	20,500
Comcast Corp., Class A		90,628	4,091,854
Crown Media Holdings, Inc., Class A	*†	5,899	18,169
Cumulus Media, Inc., Class A	*	2,174	11,522
DIRECTV	*	18,126	1,083,028
Discovery Communications, Inc., Class A	*	8,104	684,140
DISH Network Corp., Class A		6,361	286,309
DreamWorks Animation SKG, Inc., Class A	*	1,300	36,998
Entercom Communications Corp., Class A	*	2,183	19,167
Entravision Communications Corp., Class A		2,852	16,827
EW Scripps Co. (The), Class A	*	1,204	22,093
Gannett Co., Inc.		7,301	195,594

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Harte-Hanks, Inc.		3,119	$27,541
Interpublic Group of Cos., Inc. (The)		17,203	295,548
John Wiley & Sons, Inc., Class A		2,491	118,796
Journal Communications, Inc., Class A	*	3,900	33,345
Lamar Advertising Co., Class A	*	3,479	163,617
Liberty Global plc, Series A (United Kingdom)	*	10,967	870,231
Liberty Global plc, Series C (United Kingdom)	*	988	74,525
Liberty Media Corp., Series A	*	3,556	523,265
Lions Gate Entertainment Corp.	*†	5,038	176,582
Live Nation Entertainment, Inc.	*	5,485	101,747
Madison Square Garden Co. (The), Class A	*	2,261	131,296
McClatchy Co. (The), Class A	*†	2,444	7,332
Meredith Corp.		2,083	99,192
National CineMedia, Inc.		2,226	41,982
New York Times Co. (The), Class A	*†	5,682	71,423
News Corp., Class A	*	17,563	282,062
Nexstar Broadcasting Group, Inc., Class A		902	40,144
Omnicom Group, Inc.		9,924	629,579
Radio Unica Communications Corp.	*‡d	1,900	—
Regal Entertainment Group, Class A	†	2,743	52,062
Salem Communications Corp., Class A		850	7,038
Scholastic Corp.		1,845	52,859
Scripps Networks Interactive, Inc., Class A		3,612	282,133
Sinclair Broadcast Group, Inc., Class A		2,049	68,682
Sirius XM Radio, Inc.		109,168	422,480
Starz, Class A	*	4,301	120,987
Thomson Reuters Corp.		13,044	456,670
Time Warner Cable, Inc.		10,238	1,142,561
Time Warner, Inc.		32,918	2,166,334
Twenty-First Century Fox, Inc.		70,255	2,353,543
Valassis Communications, Inc.	†	2,236	64,576
Viacom, Inc., Class B		16,902	1,412,669
Walt Disney Co. (The)		61,815	3,986,449
Washington Post Co. (The), Class B		258	157,728
World Wrestling Entertainment, Inc., Class A		1,030	10,475

			24,823,999

Metals & Mining—0.7%
AK Steel Holding Corp.	*†	5,009	18,784
Alcoa, Inc.		35,958	291,979
Allegheny Technologies, Inc.		3,760	114,755
Allied Nevada Gold Corp.	*†	3,041	12,711
AMCOL International Corp.		1,186	38,759
Carpenter Technology Corp.		1,882	109,363
Century Aluminum Co.	*	865	6,963
Cliffs Natural Resources, Inc.	†	4,448	91,184
Coeur Mining, Inc.	*	7,315	88,146
Commercial Metals Co.		4,080	69,156
Compass Minerals International, Inc.		1,915	146,057
Freeport-McMoRan Copper & Gold, Inc.		36,569	1,209,703
Hecla Mining Co.	†	20,609	64,712
Materion Corp.		1,122	35,971
Molycorp, Inc.	*†	7,253	47,580
Newmont Mining Corp.		16,854	473,597
Nucor Corp.		10,963	537,406
Paramount Gold and Silver Corp.	*†	26,200	33,798
Reliance Steel & Aluminum Co.		2,966	217,319
Royal Gold, Inc.		1,153	56,105
RTI International Metals, Inc.	*	1,363	43,671
Schnitzer Steel Industries, Inc., Class A		693	19,085

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Southern Copper Corp.		7,739	$210,810
Steel Dynamics, Inc.		8,080	135,017
Stillwater Mining Co.	*	3,727	41,034
SunCoke Energy, Inc.	*	1,473	25,041
Tahoe Resources, Inc.	*	5,318	95,299
United States Steel Corp.	†	5,607	115,448
Walter Energy, Inc.	†	1,840	25,815
Worthington Industries, Inc.		3,575	123,087

			4,498,355

Multiline Retail—0.7%
Big Lots, Inc.	*	1,874	69,507
Dillard’s, Inc., Class A		1,535	120,190
Dollar General Corp.	*	9,544	538,854
Dollar Tree, Inc.	*	8,356	477,629
Family Dollar Stores, Inc.		3,743	269,571
Fred’s, Inc., Class A		1,781	27,873
J.C. Penney Co., Inc.	*†	7,928	69,925
Kohl’s Corp.		7,696	398,268
Macy’s, Inc.		14,423	624,083
Nordstrom, Inc.		6,080	341,696
Saks, Inc.	*†	5,811	92,627
Sears Holdings Corp.	*†	2,729	162,758
Target Corp.		20,798	1,330,656
Tuesday Morning Corp.	*	1,816	27,730

			4,551,367

Multi-Utilities—1.0%
Alliant Energy Corp.		4,491	222,529
Ameren Corp.		8,429	293,666
Avista Corp.		1,759	46,438
Black Hills Corp.		2,041	101,764
CenterPoint Energy, Inc.		12,705	304,539
CMS Energy Corp.		11,539	303,707
Consolidated Edison, Inc.		9,508	524,271
Dominion Resources, Inc.		18,948	1,183,871
DTE Energy Co.		5,654	373,051
Integrys Energy Group, Inc.		3,108	173,706
MDU Resources Group, Inc.		7,657	214,166
NiSource, Inc.		10,893	336,485
NorthWestern Corp.		1,449	65,089
PG&E Corp.		13,909	569,156
Public Service Enterprise Group, Inc.		17,215	566,890
SCANA Corp.		4,791	220,578
Sempra Energy		7,448	637,549
TECO Energy, Inc.		7,797	128,962
Vectren Corp.		3,706	123,595
Wisconsin Energy Corp.		9,128	368,589

			6,758,601

Office Electronics—0.1%
Xerox Corp.		37,010	380,833
Zebra Technologies Corp., Class A	*	2,988	136,044

			516,877

Oil, Gas & Consumable Fuels—7.6%
Adams Resources & Energy, Inc.		1,006	55,843
Alpha Natural Resources, Inc.	*	8,351	49,772
Anadarko Petroleum Corp.		17,995	1,673,355
Apache Corp.		13,575	1,155,776
Apco Oil and Gas International, Inc.	*	1,181	16,841
Arch Coal, Inc.	†	7,214	29,650
Berry Petroleum Co., Class A		2,902	125,163
BPZ Resources, Inc.	*†	4,003	7,806
Cabot Oil & Gas Corp.		12,300	459,036

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Callon Petroleum Co.	*	779	$4,261
Carrizo Oil & Gas, Inc.	*	1,800	67,158
Cheniere Energy, Inc.	*	6,673	227,816
Chesapeake Energy Corp.		20,459	529,479
Chevron Corp.		66,056	8,025,804
Cimarex Energy Co.		2,681	258,448
Clayton Williams Energy, Inc.	*	550	28,859
Cobalt International Energy, Inc.	*	6,732	167,358
Comstock Resources, Inc.		1,735	27,604
Concho Resources, Inc.	*	3,943	429,038
ConocoPhillips		41,893	2,911,982
CONSOL Energy, Inc.		7,662	257,826
Contango Oil & Gas Co.		400	14,700
Continental Resources, Inc.	*†	2,212	237,259
Crosstex Energy, Inc.		2,100	43,869
Denbury Resources, Inc.	*	16,015	294,836
Devon Energy Corp.		14,461	835,267
Emerald Oil, Inc.	*	4,541	32,650
Energen Corp.		2,644	201,975
Energy XXI Bermuda Ltd. (Bermuda)		3,270	98,754
EOG Resources, Inc.		9,326	1,578,705
EQT Corp.		5,288	469,151
EXCO Resources, Inc.	†	8,720	58,773
Exxon Mobil Corp.		151,326	13,020,089
Forest Oil Corp.	*†	3,820	23,302
FX Energy, Inc.	*†	3,496	12,026
Gastar Exploration Ltd.	*	11,611	45,863
Golar LNG Ltd. (Bermuda)		3,300	124,311
Goodrich Petroleum Corp.	*	1,566	38,038
Gulfport Energy Corp.	*	3,188	205,116
Halcon Resources Corp.	*†	5,474	24,250
Hess Corp.		10,275	794,669
HollyFrontier Corp.		7,651	322,184
Kinder Morgan, Inc.		20,782	739,216
Kodiak Oil & Gas Corp.	*	13,664	164,788
L&L Energy, Inc.	*†	8,563	10,875
Magnum Hunter Resources Corp.	*†	8,937	55,141
Marathon Oil Corp.		25,577	892,126
Marathon Petroleum Corp.		12,128	780,073
Murphy Oil Corp.		5,804	350,097
Newfield Exploration Co.	*	3,712	101,597
Noble Energy, Inc.		11,892	796,883
Oasis Petroleum, Inc.	*	3,200	157,216
Occidental Petroleum Corp.		27,960	2,615,378
PDC Energy, Inc.	*	1,250	74,425
Peabody Energy Corp.		10,624	183,264
Penn Virginia Corp.	*	13,955	92,801
PetroQuest Energy, Inc.	*	3,346	13,418
Phillips 66		21,490	1,242,552
Pioneer Natural Resources Co.		5,081	959,293
QEP Resources, Inc.		7,412	205,238
Quicksilver Resources, Inc.	*†	3,960	7,801
Range Resources Corp.		5,516	418,609
Rentech, Inc.		38,127	75,492
Rosetta Resources, Inc.	*	3,400	185,164
SandRidge Energy, Inc.	*†	26,990	158,161
Ship Finance International Ltd. (Norway)	†	3,352	51,185
SM Energy Co.		2,262	174,604
Southwestern Energy Co.	*	12,344	449,075
Spectra Energy Corp.		23,691	810,943
Stone Energy Corp.	*	1,208	39,175
Swift Energy Co.	*†	1,142	13,042
Teekay Corp. (Bermuda)		1,691	72,290

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tesoro Corp.		3,822	$168,092
Ultra Petroleum Corp.	*†	7,839	161,248
Uranium Energy Corp. (Canada)	*†	16,570	37,283
Vaalco Energy, Inc.	*	3,800	21,204
Valero Energy Corp.		20,375	695,806
Warren Resources, Inc.	*	3,600	10,548
Western Refining, Inc.	†	2,500	75,100
Whiting Petroleum Corp.	*	2,484	148,667
Williams Cos., Inc. (The)		24,207	880,167
World Fuel Services Corp.		1,920	71,635
WPX Energy, Inc.	*	8,069	155,409

			49,299,743

Paper & Forest Products—0.2%
Clearwater Paper Corp.	*	924	44,140
Deltic Timber Corp.		724	47,161
Domtar Corp. (Canada)		1,388	110,235
International Paper Co.		14,370	643,776
Louisiana-Pacific Corp.	*	4,396	77,326
Neenah Paper, Inc.		652	25,630
P.H. Glatfelter Co.		1,740	47,102
Schweitzer-Mauduit International, Inc.		1,448	87,647
Wausau Paper Corp.		1,903	24,720

			1,107,737

Personal Products—0.2%
Avon Products, Inc.		14,351	295,631
Elizabeth Arden, Inc.	*	1,017	37,548
Estee Lauder Cos., Inc. (The), Class A		7,494	523,831
Herbalife Ltd. (Cayman Islands)	†	3,985	278,033
Medifast, Inc.	*	734	19,737
Nu Skin Enterprises, Inc., Class A		2,249	215,319
USANA Health Sciences, Inc.	*†	593	51,466

			1,421,565

Pharmaceuticals—4.9%
AbbVie, Inc.		55,703	2,491,595
AcelRx Pharmaceuticals, Inc.	*	3,645	39,257
Actavis, Inc.	*	4,630	666,720
Alimera Sciences, Inc.	*†	6,205	23,331
Allergan, Inc.		9,923	897,535
AVANIR Pharmaceuticals, Inc., Class A	*	19,069	80,853
Bristol-Myers Squibb Co.		57,646	2,667,857
Eli Lilly & Co.		35,025	1,762,808
Endo Health Solutions, Inc.	*	4,151	188,621
Forest Laboratories, Inc.	*	9,208	394,010
Hi-Tech Pharmacal Co., Inc.		862	37,195
Hospira, Inc.	*	5,415	212,376
Jazz Pharmaceuticals plc (Ireland)	*	1,945	178,882
Johnson & Johnson		95,891	8,312,791
Mallinckrodt plc (Ireland)	*	1,947	85,843
Medicines Co. (The)	*	2,018	67,643
Merck & Co., Inc.		104,128	4,957,534
Mylan, Inc.	*	13,150	501,936
Nektar Therapeutics	*	2,368	24,746
Optimer Pharmaceuticals, Inc.	*	2,592	32,659
Perrigo Co.		3,119	384,822
Pfizer, Inc.		231,000	6,632,010
Pozen, Inc.	*	1,014	5,810
Questcor Pharmaceuticals, Inc.		2,231	129,398
Salix Pharmaceuticals Ltd.	*	2,346	156,901
Sciclone Pharmaceuticals, Inc.	*	1,700	8,619
ViroPharma, Inc.	*	4,061	159,597
Vivus, Inc.	*†	1,630	15,192
Warner Chilcott plc, Class A (Ireland)		7,952	181,703

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
XenoPort, Inc.	*	1,939	$11,014
Zoetis, Inc.		14,487	450,835

			31,760,093

Professional Services—0.4%
Acacia Research Corp.		2,593	59,795
Advisory Board Co. (The)	*	1,900	113,012
Barrett Business Services, Inc.		1,310	88,176
CDI Corp.		1,131	17,316
Corporate Executive Board Co. (The)		1,507	109,438
CRA International, Inc.	*	986	18,359
Dun & Bradstreet Corp. (The)		1,546	160,552
Equifax, Inc.		3,044	182,183
FTI Consulting, Inc.	*	1,735	65,583
Heidrick & Struggles International, Inc.		865	16,487
Huron Consulting Group, Inc.	*	988	51,979
IHS, Inc., Class A	*	1,414	161,450
Insperity, Inc.		1,143	42,977
Kelly Services, Inc., Class A		1,173	22,838
Kforce, Inc.		297	5,254
Korn/Ferry International	*	1,624	34,754
Manpowergroup, Inc.		3,593	261,355
Navigant Consulting, Inc.	*	2,313	35,759
Nielsen Holdings NV		4,866	177,366
On Assignment, Inc.	*	1,243	41,019
Resources Connection, Inc.		2,060	27,954
Robert Half International, Inc.		3,922	153,076
Towers Watson & Co., Class A		1,600	171,136
TrueBlue, Inc.	*	2,485	59,665
Verisk Analytics, Inc., Class A	*	4,073	264,582

			2,342,065

Real Estate Investment Trusts (REITs)—3.2%
Acadia Realty Trust REIT		1,368	33,762
Agree Realty Corp. REIT		814	24,567
Alexander’s, Inc. REIT		78	22,317
Alexandria Real Estate Equities, Inc. REIT		1,245	79,493
American Campus Communities, Inc. REIT		5,228	178,536
American Capital Agency Corp. REIT		11,950	269,711
American Tower Corp. REIT		13,160	975,551
AmREIT, Inc. REIT		1,682	29,183
Annaly Capital Management, Inc. REIT		37,828	438,048
Anworth Mortgage Asset Corp. REIT		12,920	62,404
Apartment Investment & Management Co., Class A REIT		5,659	158,112
Armada Hoffler Properties, Inc. REIT		2,694	26,698
ARMOUR Residential REIT, Inc. REIT		15,586	65,461
Ashford Hospitality Trust, Inc. REIT		4,200	51,828
Associated Estates Realty Corp. REIT	†	5,662	84,420
AvalonBay Communities, Inc. REIT		3,815	484,848
BioMed Realty Trust, Inc. REIT		6,210	115,444
Boston Properties, Inc. REIT		4,757	508,523
Brandywine Realty Trust REIT		6,105	80,464
BRE Properties, Inc. REIT		2,433	123,499
Camden Property Trust REIT		2,058	126,444
CapLease, Inc. REIT		5,367	45,566
Capstead Mortgage Corp. REIT		2,400	28,248
CBL & Associates Properties, Inc. REIT		7,509	143,422
Cedar Realty Trust, Inc. REIT		10,942	56,680
Chambers Street Properties REIT	†	6,657	58,448
Chatham Lodging Trust REIT		3,723	66,493
Chimera Investment Corp. REIT		42,645	129,641
Colonial Properties Trust REIT		1,962	44,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
CommonWealth REIT REIT		2,285	$50,064
Corporate Office Properties Trust REIT		1,904	43,982
Corrections Corp. of America REIT		5,829	201,392
Cousins Properties, Inc. REIT		2,489	25,612
CubeSmart REIT		8,821	157,367
DCT Industrial Trust, Inc. REIT		6,576	47,281
DDR Corp. REIT		5,227	82,116
DiamondRock Hospitality Co. REIT		4,047	43,181
Digital Realty Trust, Inc. REIT	†	5,165	274,261
Douglas Emmett, Inc. REIT		4,212	98,856
Duke Realty Corp. REIT		5,609	86,603
DuPont Fabros Technology, Inc. REIT	†	4,666	120,243
EastGroup Properties, Inc. REIT		1,538	91,065
Ellington Residential Mortgage REIT REIT		2,341	35,981
EPR Properties REIT		2,733	133,206
Equity Lifestyle Properties, Inc. REIT		2,280	77,908
Equity One, Inc. REIT		2,619	57,251
Equity Residential REIT		11,387	610,002
Essex Property Trust, Inc. REIT		807	119,194
Excel Trust, Inc. REIT		2,765	33,180
Extra Space Storage, Inc. REIT		3,500	160,125
Federal Realty Investment Trust REIT		2,295	232,828
FelCor Lodging Trust, Inc. REIT	*	14,860	91,538
First Industrial Realty Trust, Inc. REIT		6,729	109,481
First Potomac Realty Trust REIT		1,628	20,464
Franklin Street Properties Corp. REIT		2,200	28,028
General Growth Properties, Inc. REIT		21,432	413,423
Geo Group, Inc. (The) REIT		2,829	94,064
Getty Realty Corp. REIT		1,747	33,944
Glimcher Realty Trust REIT		9,231	90,002
Government Properties Income Trust REIT		3,576	85,574
Gramercy Property Trust, Inc. REIT	*	10,832	44,953
Hatteras Financial Corp. REIT		1,935	36,204
HCP, Inc. REIT		16,845	689,803
Health Care REIT, Inc. REIT		9,130	569,529
Healthcare Realty Trust, Inc. REIT		1,881	43,470
Highwoods Properties, Inc. REIT		2,393	84,497
Home Properties, Inc. REIT		1,390	80,272
Hospitality Properties Trust REIT		2,923	82,721
Host Hotels & Resorts, Inc. REIT		21,796	385,135
Inland Real Estate Corp. REIT		2,302	23,549
Invesco Mortgage Capital, Inc. REIT		3,087	47,509
Investors Real Estate Trust REIT		2,989	24,659
iStar Financial, Inc. REIT	*	7,235	87,109
Kilroy Realty Corp. REIT		3,732	186,413
Kimco Realty Corp. REIT		15,341	309,581
Kite Realty Group Trust REIT		2,654	15,738
LaSalle Hotel Properties REIT		1,561	44,520
Lexington Realty Trust REIT		9,308	104,529
Liberty Property Trust REIT		3,372	120,043
LTC Properties, Inc. REIT		2,385	90,582
Macerich Co. (The) REIT		5,275	297,721
Mack-Cali Realty Corp. REIT		2,488	54,587
Medical Properties Trust, Inc. REIT		9,571	116,479
MFA Financial, Inc. REIT		10,801	80,467
Mid-America Apartment Communities, Inc. REIT		1,240	77,500
Monmouth Real Estate Investment Corp., Class A REIT		3,275	29,704
National Health Investors, Inc. REIT		979	55,695
National Retail Properties, Inc. REIT	†	2,356	74,968
New York Mortgage Trust, Inc. REIT	†	8,120	50,750

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
NorthStar Realty Finance Corp. REIT		9,319	$86,480
Omega Healthcare Investors, Inc. REIT		4,100	122,467
Parkway Properties, Inc. REIT		3,326	59,103
Pennsylvania Real Estate Investment Trust REIT		1,510	28,237
Piedmont Office Realty Trust, Inc., Class A REIT		3,057	53,070
Plum Creek Timber Co., Inc. REIT		6,990	327,342
Post Properties, Inc. REIT		2,078	93,552
Potlatch Corp. REIT		1,618	64,202
Prologis, Inc. REIT		18,429	693,299
PS Business Parks, Inc. REIT		599	44,697
Public Storage REIT		5,376	863,117
RAIT Financial Trust REIT		7,882	55,805
Ramco-Gershenson Properties Trust REIT		1,275	19,648
Rayonier, Inc. REIT		5,004	278,473
Realty Income Corp. REIT		6,943	275,984
Redwood Trust, Inc. REIT	†	1,008	19,848
Regency Centers Corp. REIT		2,745	132,721
Retail Opportunity Investments Corp. REIT		7,505	103,719
RLJ Lodging Trust REIT		1,393	32,722
Rouse Properties, Inc. REIT	†	579	11,916
Ryman Hospitality Properties, Inc. REIT	†	2,005	69,193
Sabra Health Care REIT, Inc. REIT		694	15,969
Saul Centers, Inc. REIT		987	45,649
Senior Housing Properties Trust REIT		3,680	85,891
Silver Bay Realty Trust Corp. REIT		489	7,658
Simon Property Group, Inc. REIT		10,696	1,585,468
SL Green Realty Corp. REIT		3,603	320,091
Sovran Self Storage, Inc. REIT		1,269	96,038
Starwood Property Trust, Inc. REIT		2,656	63,664
Strategic Hotels & Resorts, Inc. REIT	*	13,392	116,243
Sun Communities, Inc. REIT		1,061	45,220
Sunstone Hotel Investors, Inc. REIT		5,275	67,203
Tanger Factory Outlet Centers, Inc. REIT		2,442	79,731
Taubman Centers, Inc. REIT		2,083	140,207
Terreno Realty Corp. REIT		4,464	79,281
Two Harbors Investment Corp. REIT		10,028	97,372
UDR, Inc. REIT		6,077	144,025
Universal Health Realty Income Trust REIT		1,333	55,813
Ventas, Inc. REIT		10,699	657,989
Vornado Realty Trust REIT		7,263	610,528
Washington Real Estate Investment Trust REIT		1,834	46,345
Weingarten Realty Investors REIT		3,474	101,892
Weyerhaeuser Co. REIT		16,471	471,565
WP Carey, Inc. REIT	†	562	36,361
ZAIS Financial Corp. REIT	†	1,699	29,478

			20,604,115

Real Estate Management & Development—0.1%
Alexander & Baldwin, Inc.	*	1,466	52,805
CBRE Group, Inc., Class A	*	9,507	219,897
Forest City Enterprises, Inc., Class A	*	9,240	175,006
Forestar Group, Inc.	*	1,502	32,338
Howard Hughes Corp. (The)	*	1,160	130,349
Jones Lang LaSalle, Inc.		1,311	114,450
Realogy Holdings Corp.	*	2,250	96,795
St. Joe Co. (The)	*†	3,582	70,279
Tejon Ranch Co.	*	858	26,461

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Thomas Properties Group, Inc.		5,872	$39,460

			957,840

Road & Rail—0.9%
AMERCO		434	79,912
Arkansas Best Corp.		903	23,180
Avis Budget Group, Inc.	*	4,424	127,544
Con-way, Inc.		2,160	93,074
CSX Corp.		34,403	885,533
Genesee & Wyoming, Inc., Class A	*	1,576	146,521
Heartland Express, Inc.		4,220	59,882
Hertz Global Holdings, Inc.	*	8,995	199,329
J.B. Hunt Transport Services, Inc.		2,208	161,029
Kansas City Southern		4,402	481,403
Knight Transportation, Inc.		3,879	64,081
Landstar System, Inc.		2,256	126,291
Norfolk Southern Corp.		9,840	761,124
Old Dominion Freight Line, Inc.	*	4,011	184,466
Ryder System, Inc.		707	42,208
Saia, Inc.	*	2,493	77,732
Union Pacific Corp.		16,298	2,531,731
Werner Enterprises, Inc.		2,915	68,007
YRC Worldwide, Inc.	*†	1,193	20,138

			6,133,185

Semiconductors & Semiconductor Equipment—2.2%
Advanced Energy Industries, Inc.	*	1,428	25,019
Advanced Micro Devices, Inc.	*	21,447	81,499
Alpha & Omega Semiconductor Ltd.	*	8,591	72,250
Altera Corp.		11,427	424,627
Amkor Technology, Inc.	*	7,211	30,935
ANADIGICS, Inc.	*	9,445	18,607
Analog Devices, Inc.		8,989	422,932
Applied Materials, Inc.		43,119	756,307
Applied Micro Circuits Corp.	*	3,186	41,099
Atmel Corp.	*	18,733	139,374
ATMI, Inc.	*	1,559	41,345
Avago Technologies Ltd. (Singapore)		8,310	358,327
Axcelis Technologies, Inc.	*	4,095	8,640
Broadcom Corp., Class A		18,226	474,058
Brooks Automation, Inc.		3,103	28,889
Cabot Microelectronics Corp.	*	1,049	40,408
Cavium, Inc.	*	1,864	76,797
Ceva, Inc.	*	692	11,937
Cirrus Logic, Inc.	*†	2,946	66,815
Cohu, Inc.		859	9,372
Cree, Inc.	*	3,097	186,408
Cypress Semiconductor Corp.	*	4,876	45,542
Diodes, Inc.	*	2,400	58,800
DSP Group, Inc.	*	1,194	8,418
Entegris, Inc.	*	5,738	58,241
Exar Corp.	*	1,758	23,575
Fairchild Semiconductor International, Inc.	*	4,903	68,103
First Solar, Inc.	*	2,540	102,133
FormFactor, Inc.	*	1,417	9,721
Hittite Microwave Corp.	*	1,112	72,669
Integrated Device Technology, Inc.	*	8,168	76,943
Integrated Silicon Solution, Inc.	*	1,269	13,819
Intel Corp.		169,414	3,882,969
International Rectifier Corp.	*	2,631	65,170
Intersil Corp., Class A		5,757	64,651
IXYS Corp.		1,329	12,825
KLA-Tencor Corp.		5,600	340,760
Kopin Corp.	*	2,431	9,797

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Lam Research Corp.	*	6,125	$313,539
Lattice Semiconductor Corp.	*	4,395	19,602
Linear Technology Corp.		6,084	241,291
LSI Corp.		28,032	219,210
LTX-Credence Corp.	*	1,358	8,936
Marvell Technology Group Ltd. (Bermuda)		18,500	212,750
Maxim Integrated Products, Inc.		9,481	282,534
Micrel, Inc.		3,731	33,989
Microchip Technology, Inc.	†	6,639	267,485
Micron Technology, Inc.	*	35,271	616,184
Microsemi Corp.	*	2,474	59,995
Mindspeed Technologies, Inc.	*†	801	2,435
MKS Instruments, Inc.		2,455	65,278
MoSys, Inc.	*	1,251	4,654
NVE Corp.	*	348	17,762
NVIDIA Corp.		20,184	314,063
OmniVision Technologies, Inc.	*	2,354	36,040
ON Semiconductor Corp.	*	10,008	73,058
PDF Solutions, Inc.	*	974	20,698
Pericom Semiconductor Corp.	*	1,023	7,979
Photronics, Inc.	*	1,388	10,868
PLX Technology, Inc.	*	1,050	6,321
PMC—Sierra, Inc.	*	7,045	46,638
Power Integrations, Inc.		1,952	105,701
Rambus, Inc.	*	4,071	38,267
RF Micro Devices, Inc.	*	8,143	45,927
Rudolph Technologies, Inc.	*	1,247	14,216
Semtech Corp.	*	2,970	89,070
Sigma Designs, Inc.	*	1,320	7,379
Silicon Image, Inc.	*	2,948	15,742
Silicon Laboratories, Inc.	*	2,124	90,716
Skyworks Solutions, Inc.	*	5,822	144,618
SunEdison, Inc.	*	8,113	64,661
SunPower Corp.	*†	1,759	46,015
Synaptics, Inc.	*	1,586	70,228
Teradyne, Inc.	*	7,938	131,136
Tessera Technologies, Inc.		1,560	30,186
Texas Instruments, Inc.		39,030	1,571,738
TriQuint Semiconductor, Inc.	*	4,918	39,983
Ultratech, Inc.	*	971	29,421
Veeco Instruments, Inc.	*	1,294	48,176
Xilinx, Inc.		7,420	347,701

			14,041,971

Software—3.7%
Accelrys, Inc.	*	2,216	21,850
ACI Worldwide, Inc.	*	1,653	89,361
Activision Blizzard, Inc.		17,758	296,026
Actuate Corp.	*	2,084	15,317
Adobe Systems, Inc.	*	17,358	901,575
Advent Software, Inc.		2,902	92,139
American Software, Inc., Class A		1,950	16,653
ANSYS, Inc.	*	2,396	207,302
Aspen Technology, Inc.	*	3,661	126,488
Autodesk, Inc.	*	9,258	381,152
Blackbaud, Inc.		2,650	103,456
CA, Inc.		11,593	343,964
Cadence Design Systems, Inc.	*	10,745	145,057
Callidus Software, Inc.	*	172	1,577
Citrix Systems, Inc.	*	7,179	506,909
CommVault Systems, Inc.	*	1,510	132,623
Compuware Corp.		7,505	84,056
Concur Technologies, Inc.	*	2,083	230,171

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ebix, Inc.	†	2,802	$27,852
Electronic Arts, Inc.	*	12,060	308,133
Epiq Systems, Inc.		1,087	14,370
FactSet Research Systems, Inc.	†	1,490	162,559
Fair Isaac Corp.		2,628	145,276
Fortinet, Inc.	*	5,654	114,550
Informatica Corp.	*	3,171	123,574
Interactive Intelligence Group, Inc.	*	950	60,315
Intuit, Inc.		9,289	615,954
Manhattan Associates, Inc.	*	1,346	128,476
Mentor Graphics Corp.		2,745	64,151
MICROS Systems, Inc.	*	3,428	171,194
Microsoft Corp.		287,317	9,570,529
MicroStrategy, Inc., Class A	*	513	53,229
Mitek Systems, Inc.	*†	5,828	30,189
Netscout Systems, Inc.	*	1,250	31,963
NetSuite, Inc.	*	1,276	137,731
Nuance Communications, Inc.	*	9,517	177,920
Oracle Corp.		122,414	4,060,472
Pegasystems, Inc.		2,141	85,233
Progress Software Corp.	*	1,983	51,320
PTC, Inc.	*	4,423	125,746
Qlik Technologies, Inc.	*	5,245	179,589
Red Hat, Inc.	*	7,251	334,561
Rovi Corp.	*	3,917	75,089
Salesforce.com, Inc.	*	20,430	1,060,521
SeaChange International, Inc.	*	958	10,988
ServiceNow, Inc.	*	774	40,209
SolarWinds, Inc.	*	1,876	65,773
Solera Holdings, Inc.		1,099	58,104
Sourcefire, Inc.	*	1,162	88,219
Splunk, Inc.	*	1,471	88,319
Symantec Corp.		26,135	646,841
Synopsys, Inc.	*	6,501	245,088
Take-Two Interactive Software, Inc.	*	2,643	47,997
TIBCO Software, Inc.	*	4,452	113,927
TiVo, Inc.	*	2,696	33,538
Tyler Technologies, Inc.	*	1,886	164,968
Ultimate Software Group, Inc. (The)	*	1,242	183,071
VASCO Data Security International, Inc.	*	3,804	30,014
VMware, Inc., Class A	*	3,264	264,058
Vringo, Inc.	*†	10,252	29,526
Workday, Inc., Class A	*	987	79,878
Zynga, Inc., Class A	*	11,188	41,172

			23,837,862

Specialty Retail—2.5%
Aaron’s, Inc.		2,908	80,552
Abercrombie & Fitch Co., Class A		3,072	108,657
Advance Auto Parts, Inc.		1,752	144,855
Aeropostale, Inc.	*†	2,075	19,505
American Eagle Outfitters, Inc.		3,552	49,692
America’s Car-Mart, Inc.	*	354	15,969
ANN, Inc.	*	2,733	98,989
Asbury Automotive Group, Inc.	*	1,342	71,394
Ascena Retail Group, Inc.	*	5,194	103,516
AutoNation, Inc.	*	2,555	133,294
AutoZone, Inc.	*	1,308	552,931
Barnes & Noble, Inc.	*†	828	10,714
bebe stores, Inc.		790	4,811
Bed Bath & Beyond, Inc.	*	7,504	580,509
Best Buy Co., Inc.		9,299	348,713
Big 5 Sporting Goods Corp.		1,071	17,222
Brown Shoe Co., Inc.		1,791	42,035

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Buckle, Inc. (The)	†	1,236	$66,806
Cabela’s, Inc.	*	1,696	106,899
CarMax, Inc.	*	7,970	386,306
Cato Corp. (The), Class A		1,761	49,273
Chico’s FAS, Inc.		7,236	120,552
Children’s Place Retail Stores, Inc. (The)	*	1,144	66,192
CST Brands, Inc.		2,444	72,831
Destination Maternity Corp.		1,200	38,160
Destination XL Group, Inc.	*	1,930	12,487
Dick’s Sporting Goods, Inc.		2,480	132,382
DSW, Inc., Class A		596	50,851
Finish Line, Inc. (The), Class A		1,917	47,676
Foot Locker, Inc.		5,840	198,210
GameStop Corp., Class A		4,171	207,090
Gap, Inc. (The)		11,079	446,262
Genesco, Inc.	*	921	60,399
GNC Holdings, Inc., Class A		2,440	133,297
Group 1 Automotive, Inc.		1,068	82,962
Guess?, Inc.		1,639	48,924
Haverty Furniture Cos., Inc.		1,111	27,253
Hibbett Sports, Inc.	*†	1,396	78,385
Home Depot, Inc. (The)		50,316	3,816,469
Jos A. Bank Clothiers, Inc.	*	865	38,025
Kirkland’s, Inc.	*	833	15,361
L Brands, Inc.		7,008	428,189
Lithia Motors, Inc., Class A		862	62,892
Lowe’s Cos., Inc.		38,602	1,837,841
Lumber Liquidators Holdings, Inc.	*†	769	82,014
MarineMax, Inc.	*	800	9,760
Men’s Wearhouse, Inc. (The)		2,437	82,980
Monro Muffler Brake, Inc.		1,487	69,131
Murphy USA, Inc.	*	1,451	58,606
Office Depot, Inc.	*	11,792	56,955
OfficeMax, Inc.		3,587	45,878
O’Reilly Automotive, Inc.	*	3,911	499,004
Penske Automotive Group, Inc.		1,654	70,675
Pep Boys-Manny, Moe & Jack (The)	*	2,200	27,434
PetSmart, Inc.		3,546	270,418
Pier 1 Imports, Inc.		3,712	72,458
RadioShack Corp.	*†	2,569	8,760
Rent-A-Center, Inc.		1,769	67,399
Ross Stores, Inc.		6,787	494,094
Sally Beauty Holdings, Inc.	*	3,659	95,719
Select Comfort Corp.	*	2,104	51,232
Signet Jewelers Ltd. (Bermuda)		3,344	239,598
Sonic Automotive, Inc., Class A		1,649	39,246
Stage Stores, Inc.		2,236	42,931
Staples, Inc.		22,960	336,364
Stein Mart, Inc.		1,261	17,301
Systemax, Inc.		1,358	12,589
Tiffany & Co.		4,057	310,847
TJX Cos., Inc.		25,282	1,425,652
Tractor Supply Co.		5,080	341,224
Ulta Salon Cosmetics & Fragrance, Inc.	*	2,434	290,766
Urban Outfitters, Inc.	*	5,012	184,291
West Marine, Inc.	*	803	9,797
Wet Seal, Inc. (The), Class A	*	1,246	4,897
Williams-Sonoma, Inc.		3,877	217,887

			16,551,239

Textiles, Apparel & Luxury Goods—0.9%
Carter’s, Inc.		1,476	112,014
Coach, Inc.		10,479	571,420
Columbia Sportswear Co.	†	652	39,270

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Crocs, Inc.	*	3,600	$48,996
Culp, Inc.		888	16,615
Deckers Outdoor Corp.	*	1,935	127,555
Fifth & Pacific Cos., Inc.	*	4,930	123,891
Fossil Group, Inc.	*	1,614	187,611
Hanesbrands, Inc.		4,099	255,409
Iconix Brand Group, Inc.	*	2,737	90,923
Jones Group, Inc. (The)		4,641	69,661
Michael Kors Holdings Ltd. (Hong Kong)	*	5,441	405,463
Movado Group, Inc.		1,678	73,413
NIKE, Inc., Class B		25,176	1,828,785
Oxford Industries, Inc.		936	63,629
PVH Corp.		2,525	299,692
Quiksilver, Inc.	*	4,288	30,145
Ralph Lauren Corp.		1,773	292,066
Skechers U.S.A., Inc., Class A	*	1,935	60,198
Steven Madden Ltd.	*	1,689	90,919
Under Armour, Inc., Class A	*	3,874	307,789
Unifi, Inc.	*	876	20,463
V.F. Corp.		3,109	618,846
Wolverine World Wide, Inc.		2,589	150,758

			5,885,531

Thrifts & Mortgage Finance—0.3%
Astoria Financial Corp.		3,465	43,105
Bank Mutual Corp.		3,756	23,550
Beneficial Mutual Bancorp, Inc.	*	969	9,661
Brookline Bancorp, Inc.		3,765	35,429
Capitol Federal Financial, Inc.		4,787	59,502
Dime Community Bancshares, Inc.		1,638	27,273
Doral Financial Corp. (Puerto Rico)	*	2,222	42,396
ESB Financial Corp.		5,450	69,487
Hudson City Bancorp, Inc.		14,470	130,953
MGIC Investment Corp.	*	16,751	121,947
NASB Financial, Inc.	*	528	14,483
New York Community Bancorp, Inc.		12,640	190,990
Northwest Bancshares, Inc.		4,608	60,918
Ocwen Financial Corp.	*	3,358	187,276
People’s United Financial, Inc.		15,654	225,104
Provident Financial Services, Inc.		943	15,286
Provident New York Bancorp		3,670	39,966
Radian Group, Inc.		8,446	117,653
Territorial Bancorp, Inc.		2,649	58,199
TFS Financial Corp.	*	3,398	40,674
Tree.com, Inc.		314	8,246
TrustCo Bank Corp. NY		3,435	20,473
Washington Federal, Inc.		3,379	69,878
Westfield Financial, Inc.		4,068	28,720

			1,641,169

Tobacco—1.3%
Alliance One International, Inc.	*	2,000	5,820
Altria Group, Inc.		67,006	2,301,656
Lorillard, Inc.		13,374	598,888
Philip Morris International, Inc.		55,910	4,841,247
Reynolds American, Inc.		11,115	542,190
Universal Corp.	†	1,078	54,902
Vector Group Ltd.	†	3,197	51,476

			8,396,179

Trading Companies & Distributors—0.3%
Air Lease Corp.		2,229	61,654
Applied Industrial Technologies, Inc.		2,056	105,884
Beacon Roofing Supply, Inc.	*	2,570	94,756
Fastenal Co.		11,276	566,619

Vantagepoint Broad Market Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
GATX Corp.		1,766	$83,920
H&E Equipment Services, Inc.	*	1,600	42,496
MSC Industrial Direct Co., Inc., Class A		1,782	144,966
United Rentals, Inc.	*	2,798	163,095
W.W. Grainger, Inc.		2,301	602,195
Watsco, Inc.		553	52,131
WESCO International, Inc.	*	1,550	118,622

			2,036,338

Water Utilities—0.1%
American States Water Co.		2,522	69,506
American Water Works Co., Inc.		4,533	187,122
Aqua America, Inc.		5,411	133,814
California Water Service Group		1,930	39,218
Connecticut Water Service, Inc.		500	16,080
SJW Corp.		1,010	28,300

			474,040

Wireless Telecommunication Services—0.2%
Crown Castle International Corp.	*	10,741	784,415
Leap Wireless International, Inc.	*	3,300	52,107
NII Holdings, Inc.	*†	5,995	36,390
NTELOS Holdings Corp.		1,350	25,380
SBA Communications Corp., Class A	*	4,064	326,990
Shenandoah Telecommunications Co.		1,200	28,920
Sprint Corp.	*	24,376	151,375
Telephone & Data Systems, Inc.		3,217	95,062
T-Mobile US, Inc.	*	3,567	92,635
United States Cellular Corp.		680	30,960

			1,624,234

TOTAL COMMON STOCKS (Cost $363,692,453)			644,669,538

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill
0.036%	12/05/2013	‡‡
(Cost $329,979)			$330,000	329,999

			Shares	Value
RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc.		*†‡d	1,608	—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.		*‡	1,998	1,099

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,806	—

TOTAL RIGHTS (Cost $–)				1,099

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp.		*‡d	540	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 10/14/2013, Strike $10.50		*‡	893	804

Real Estate Management & Development—0.0%
Tejon Ranch Co., Expires 08/31/2016, Strike $40.00		*	126	348

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Broad Market Index Fund
		Shares	Value
WARRANTS—(Continued)
TOTAL WARRANTS (Cost $–)			$1,152

MONEY MARKET FUNDS—2.4%
Institutional Money Market Funds—2.4%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	2,000,000	2,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥5,270,277	5,270,277
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	514,071	514,070
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	2,000,000	2,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%	††¥	2,000,000	2,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	2,000,000	2,000,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	2,000,000	2,000,000

TOTAL MONEY MARKET FUNDS (Cost $15,784,347)			15,784,347

TOTAL INVESTMENTS—101.6% (Cost $379,806,779)			660,786,135
Other assets less liabilities—(1.6%)			(10,531,921)

NET ASSETS—100.0%			$650,254,214

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2013.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—98.8%
Aerospace & Defense—1.7%
AAR Corp.		6,897	$188,495
Aerovironment, Inc.	*	3,832	88,519
Alliant Techsystems, Inc.		5,783	564,190
American Science & Engineering, Inc.		1,394	84,072
API Technologies Corp.	*	5,462	16,004
Astronics Corp.	*	1,875	93,206
B/E Aerospace, Inc.	*	17,865	1,318,794
Cubic Corp.		3,350	179,828
Curtiss-Wright Corp.		8,374	393,243
DigitalGlobe, Inc.	*	13,689	432,846
Ducommun, Inc.	*	1,702	48,813
Engility Holdings, Inc.	*	2,719	86,274
Erickson Air-Crane, Inc.	*†	603	9,443
Esterline Technologies Corp.	*	5,743	458,808
Exelis, Inc.		32,762	514,691
GenCorp, Inc.	*†	11,785	188,914
HEICO Corp.		9,713	657,959
Hexcel Corp.	*	18,161	704,647
Huntington Ingalls Industries, Inc.		9,111	614,081
Innovative Solutions & Support, Inc.		2,046	16,286
KEYW Holding Corp. (The)	*†	5,318	71,527
Kratos Defense & Security Solutions, Inc.	*	9,324	77,203
LMI Aerospace, Inc.	*	1,056	14,108
Moog, Inc., Class A	*	7,883	462,496
National Presto Industries, Inc.	†	975	68,650
Orbital Sciences Corp.	*	11,370	240,817
Sparton Corp.	*	1,633	41,642
Spirit Aerosystems Holdings, Inc., Class A	*	21,856	529,789
Taser International, Inc.	*	9,624	143,494
Teledyne Technologies, Inc.	*	6,838	580,751
TransDigm Group, Inc.		9,473	1,313,905
Triumph Group, Inc.		9,120	640,406

			10,843,901

Air Freight & Logistics—0.2%
Air Transport Services Group, Inc.	*	10,717	80,270
Atlas Air Worldwide Holdings, Inc.	*	4,497	207,357
Echo Global Logistics, Inc.	*	3,023	63,302
Forward Air Corp.		5,084	205,139
Hub Group, Inc., Class A	*	6,377	250,170
Pacer International, Inc.	*	8,126	50,300
Park-Ohio Holdings Corp.	*	1,449	55,671
UTi Worldwide, Inc.		16,303	246,338
XPO Logistics, Inc.	*†	5,038	109,173

			1,267,720

Airlines—0.5%
Alaska Air Group, Inc.		12,467	780,683
Allegiant Travel Co.		2,604	274,357
Copa Holdings SA, Class A (Panama)		5,994	831,188
Hawaiian Holdings, Inc.	*†	10,774	80,159
JetBlue Airways Corp.	*	42,091	280,326
Republic Airways Holdings, Inc.	*	9,724	115,716
SkyWest, Inc.		8,900	129,228
Spirit Airlines, Inc.	*	11,040	378,341
US Airways Group, Inc.	*	35,018	663,941

			3,533,939

Auto Components—1.2%
Allison Transmission Holdings, Inc.		5,794	145,140
American Axle & Manufacturing Holdings, Inc.	*	11,716	231,040
Cooper Tire & Rubber Co.		10,946	337,137
Dana Holding Corp.		26,313	600,989

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dorman Products, Inc.		4,696	$232,687
Drew Industries, Inc.		3,865	176,012
Federal-Mogul Corp.	*	4,327	72,650
Fox Factory Holding Corp.	*	1,589	30,620
Fuel Systems Solutions, Inc.	*	2,164	42,544
Gentex Corp.		25,596	655,002
Gentherm, Inc.	*	6,384	121,807
Goodyear Tire & Rubber Co. (The)	*	44,454	997,992
Lear Corp.		14,638	1,047,642
Modine Manufacturing Co.	*	7,343	107,428
Remy International, Inc.		2,247	45,479
Shiloh Industries, Inc.		1,469	19,244
Spartan Motors, Inc.		7,093	43,054
Standard Motor Products, Inc.		3,701	119,024
Stoneridge, Inc.	*	4,564	49,337
Superior Industries International, Inc.		3,960	70,607
Tenneco, Inc.	*	11,055	558,277
Tower International, Inc.	*	1,272	25,427
TRW Automotive Holdings Corp.	*	19,116	1,363,162
Visteon Corp.	*	8,934	675,768

			7,768,069

Automobiles—0.1%
Thor Industries, Inc.		8,062	467,918
Winnebago Industries, Inc.	*	5,233	135,849

			603,767

Beverages—0.1%
Boston Beer Co., Inc. (The), Class A	*	1,496	365,338
Coca-Cola Bottling Co. Consolidated		798	49,971
Craft Brew Alliance, Inc.	*	1,788	24,030
National Beverage Corp.		1,873	33,452

			472,791

Biotechnology—3.3%
ACADIA Pharmaceuticals, Inc.	*	13,001	357,137
Achillion Pharmaceuticals, Inc.	*	15,783	47,665
Acorda Therapeutics, Inc.	*	7,064	242,154
Aegerion Pharmaceuticals, Inc.	*	5,288	453,235
Agios Pharmaceuticals, Inc.	*	1,102	30,812
Alkermes plc (Ireland)	*	22,879	769,192
Alnylam Pharmaceuticals, Inc.	*	10,660	682,347
AMAG Pharmaceuticals, Inc.	*	3,480	74,750
Amicus Therapeutics, Inc.	*†	5,087	11,802
Anacor Pharmaceuticals, Inc.	*†	2,874	30,522
Arena Pharmaceuticals, Inc.	*†	39,027	205,672
Ariad Pharmaceuticals, Inc.	*	32,716	601,974
Arqule, Inc.	*	6,240	14,539
Array BioPharma, Inc.	*	23,016	143,160
Astex Pharmaceuticals, Inc.	*	17,702	150,113
AVEO Pharmaceuticals, Inc.	*†	10,510	21,756
Biotime, Inc.	*†	5,653	21,481
Bluebird Bio, Inc.	*	1,101	29,683
Cell Therapeutics, Inc.	*†	17,863	29,295
Celldex Therapeutics, Inc.	*†	13,815	489,465
Cellular Dynamics International, Inc.	*	620	11,414
Cepheid, Inc.	*	11,720	457,549
Chelsea Therapeutics International Ltd.	*	10,821	32,571
ChemoCentryx, Inc.	*†	4,080	22,685
Chimerix, Inc.	*	1,348	29,629
Clovis Oncology, Inc.	*	2,355	143,137
Conatus Pharmaceuticals, Inc.	*	967	9,718
Coronado Biosciences, Inc.	*†	3,351	23,524
Cubist Pharmaceuticals, Inc.	*	11,823	751,352
Curis, Inc.	*	13,154	58,667

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cytokinetics, Inc.	*†	3,923	$29,776
Cytori Therapeutics, Inc.	*†	10,004	23,309
Dendreon Corp.	*†	30,192	88,463
Durata Therapeutics, Inc.	*†	2,219	20,060
Dyax Corp.	*	22,226	152,470
Dynavax Technologies Corp.	*	40,913	49,096
Emergent Biosolutions, Inc.	*	4,839	92,183
Enanta Pharmaceuticals, Inc.	*†	579	13,271
Enzon Pharmaceuticals, Inc.		7,159	12,027
Epizyme, Inc.	*†	936	37,562
Esperion Therapeutics, Inc.	*	738	13,919
Exact Sciences Corp.	*	11,760	138,886
Exelixis, Inc.	*†	35,337	205,661
Fibrocell Science, Inc.	*†	2,671	11,699
Galena Biopharma, Inc.	*†	13,329	30,257
Genomic Health, Inc.	*	3,336	102,015
Geron Corp.	*	36,667	122,834
GTx, Inc.	*†	4,210	8,462
Halozyme Therapeutics, Inc.	*†	14,264	157,475
Hyperion Therapeutics, Inc.	*	1,530	39,979
Idenix Pharmaceuticals, Inc.	*†	16,973	88,429
ImmunoGen, Inc.	*†	14,496	246,722
Immunomedics, Inc.	*†	12,320	76,261
Incyte Corp. Ltd.	*	18,893	720,768
Infinity Pharmaceuticals, Inc.	*	7,990	139,426
Insmed, Inc.	*	7,258	113,297
Insys Therapeutics, Inc.	*†	803	28,097
Intercept Pharmaceuticals, Inc.	*	1,187	81,939
InterMune, Inc.	*	15,347	235,883
Intrexon Corp.	*	1,853	43,898
Ironwood Pharmaceuticals, Inc.	*	16,020	189,837
Isis Pharmaceuticals, Inc.	*	20,370	764,690
Keryx Biopharmaceuticals, Inc.	*	16,251	164,135
KYTHERA Biopharmaceuticals, Inc.	*†	1,712	78,238
Lexicon Pharmaceuticals, Inc.	*	45,225	107,183
Ligand Pharmaceuticals, Inc., Class B	*	3,489	151,004
MannKind Corp.	*†	25,750	146,775
Medivation, Inc.	*	13,562	812,906
MEI Pharma, Inc.	*†	1,537	17,430
Merrimack Pharmaceuticals, Inc.	*†	14,697	55,849
MiMedx Group, Inc.	*†	13,338	55,619
Momenta Pharmaceuticals, Inc.	*	9,022	129,827
Myriad Genetics, Inc.	*†	14,360	337,460
Nanosphere, Inc.	*	6,754	13,508
Neurocrine Biosciences, Inc.	*	11,394	128,980
NewLink Genetics Corp.	*†	2,675	50,237
Novavax, Inc.	*†	21,148	66,828
NPS Pharmaceuticals, Inc.	*	18,616	592,175
OncoGenex Pharmaceutical, Inc.	*	4,342	40,250
OncoMed Pharmaceuticals, Inc.	*	758	11,605
Onconova Therapeutics, Inc.	*	958	25,358
Onyx Pharmaceuticals, Inc.	*	13,129	1,636,792
Opko Health, Inc.	*†	32,787	288,853
Orexigen Therapeutics, Inc.	*	15,768	96,816
Osiris Therapeutics, Inc.	*†	4,513	75,096
OvaScience, Inc.	*	1,458	14,449
PDL BioPharma, Inc.	†	26,041	207,547
Peregrine Pharmaceuticals, Inc.	*†	21,962	30,966
Pharmacyclics, Inc.	*	10,582	1,464,760
Portola Pharmaceuticals, Inc.	*	1,551	41,489
Progenics Pharmaceuticals, Inc.	*	12,608	63,418
Prothena Corp. plc (Ireland)	*	1,889	38,214
PTC Therapeutics, Inc.	*	1,549	33,242

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Puma Biotechnology, Inc.	*	4,141	$222,206
Raptor Pharmaceutical Corp.	*†	9,543	142,572
Receptos, Inc.	*	934	24,256
Regulus Therapeutics, Inc.	*	3,193	30,110
Repligen Corp.	*	4,933	54,707
Rigel Pharmaceuticals, Inc.	*	12,762	45,688
Sangamo Biosciences, Inc.	*†	10,702	112,157
Sarepta Therapeutics, Inc.	*†	5,928	279,979
Seattle Genetics, Inc.	*†	18,000	788,940
SIGA Technologies, Inc.	*†	7,831	30,071
Spectrum Pharmaceuticals, Inc.		11,842	99,354
Stemline Therapeutics, Inc.	*	1,454	65,852
Sunesis Pharmaceuticals, Inc.	*	3,171	15,728
Synageva BioPharma Corp.	*†	2,845	180,117
Synergy Pharmaceuticals, Inc.	*†	13,464	61,530
Synta Pharmaceuticals Corp.	*†	9,125	57,579
Targacept, Inc.	*	4,421	23,476
TESARO, Inc.	*	2,274	88,095
Tetraphase Pharmaceuticals, Inc.	*	1,882	21,417
TG Therapeutics, Inc.	*†	2,066	10,516
Theravance, Inc.	*	13,990	572,051
Threshold Pharmaceuticals, Inc.	*	7,764	36,103
United Therapeutics Corp.	*	8,383	661,000
Vanda Pharmaceuticals, Inc.	*	6,002	65,842
Verastem, Inc.	*†	2,285	28,425
Vical, Inc.	*	16,264	20,330
XOMA Corp.	*	17,238	77,226
ZIOPHARM Oncology, Inc.	*†	10,632	41,996

			20,859,983

Building Products—0.9%
A.O. Smith Corp.		13,911	628,777
AAON, Inc.		4,564	121,220
American Woodmark Corp.	*	1,937	67,117
Apogee Enterprises, Inc.		5,631	167,128
Armstrong World Industries, Inc.	*	4,751	261,115
Builders FirstSource, Inc.		9,415	55,360
Fortune Brands Home & Security, Inc.		29,863	1,243,197
Gibraltar Industries, Inc.	*	5,228	74,551
Griffon Corp.		8,735	109,537
Insteel Industries, Inc.		2,829	45,547
Lennox International, Inc.		9,192	691,790
NCI Building Systems, Inc.	*	4,108	52,336
Nortek, Inc.	*	1,435	98,599
Owens Corning, Inc.	*	21,605	820,558
Patrick Industries, Inc.	*	1,056	31,733
PGT, Inc.	*	5,599	55,486
Ply Gem Holdings, Inc.	*	2,526	35,313
Quanex Building Products Corp.		6,170	116,181
Simpson Manufacturing Co., Inc.		7,310	238,087
Trex Co., Inc.	*	2,932	145,222
Universal Forest Products, Inc.		3,312	139,435
USG Corp.	*	13,314	380,514

			5,578,803

Capital Markets—2.4%
American Capital Ltd.	*	54,823	753,816
Apollo Investment Corp.		40,588	330,792
Ares Capital Corp.		48,387	836,611
Arlington Asset Investment Corp., Class A		3,155	75,026
Artisan Partners Asset Management, Inc.		2,012	105,348
BGC Partners, Inc., Class A		21,607	122,080
BlackRock Kelso Capital Corp.		14,156	134,340
Calamos Asset Management, Inc., Class A		3,748	37,443

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Capital Southwest Corp.		2,132	$72,936
CIFC Corp.		2,540	20,041
Cohen & Steers, Inc.	†	3,080	108,755
Cowen Group, Inc., Class A	*	18,898	65,198
Diamond Hill Investment Group, Inc.		582	62,245
E*TRADE Financial Corp.	*	51,921	856,696
Eaton Vance Corp.		21,671	841,485
Evercore Partners, Inc., Class A		5,811	286,076
FBR & Co.	*	1,041	27,909
Federated Investors, Inc., Class B	†	16,888	458,678
Fidus Investment Corp.	†	2,264	43,922
Fifth Street Finance Corp.		21,068	216,790
Financial Engines, Inc.		8,518	506,310
Firsthand Technology Value Fund, Inc.	*	1,355	33,170
FXCM, Inc., Class A	†	5,794	114,431
GAMCO Investors, Inc., Class A		1,052	79,878
Garrison Capital, Inc.	†	981	14,499
GFI Group, Inc.		14,329	56,600
Gladstone Capital Corp.		3,326	29,036
Gladstone Investment Corp.		4,193	29,561
Golub Capital BDC, Inc.	†	5,807	100,693
Greenhill & Co., Inc.		5,109	254,837
GSV Capital Corp.	*†	3,060	45,349
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	†	2,349	26,779
Hercules Technology Growth Capital, Inc.		10,586	161,437
HFF, Inc., Class A		5,466	136,923
Horizon Technology Finance Corp.		1,405	18,715
ICG Group, Inc.	*	7,645	108,483
INTL FCStone, Inc.	*	2,698	55,174
Investment Technology Group, Inc.	*	5,775	90,783
Janus Capital Group, Inc.		25,815	219,686
JMP Group, Inc.		2,681	16,595
KCAP Financial, Inc.	†	4,478	40,212
KCG Holdings, Inc., Class A	*	12,692	110,040
Ladenburg Thalmann Financial Services, Inc.	*	25,346	45,876
Lazard Ltd., Class A (Bermuda)		23,149	833,827
Legg Mason, Inc.		19,706	658,969
LPL Financial Holdings, Inc.		10,346	396,355
Main Street Capital Corp.	†	5,992	179,341
Manning & Napier, Inc.		2,151	35,879
MCG Capital Corp.		11,279	56,846
Medallion Financial Corp.		2,518	37,468
Medley Capital Corp.		6,922	95,454
MVC Capital, Inc.		4,303	56,197
New Mountain Finance Corp.		7,475	107,715
NGP Capital Resources Co.		3,329	24,734
Oppenheimer Holdings, Inc., Class A		2,362	41,973
PennantPark Floating Rate Capital Ltd.		1,651	22,751
PennantPark Investment Corp.		10,980	123,635
Piper Jaffray Cos.	*	2,965	101,670
Prospect Capital Corp.	†	44,261	494,838
Pzena Investment Management, Inc., Class A		1,908	12,936
Raymond James Financial, Inc.		22,114	921,490
Safeguard Scientifics, Inc.	*	3,658	57,394
SEI Investments Co.		25,741	795,654
Silvercrest Asset Management Group, Inc., Class A	*	887	12,090
Solar Capital Ltd.		8,719	193,300
Solar Senior Capital Ltd.		1,823	32,960
Stellus Capital Investment Corp.		1,909	28,597

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Stifel Financial Corp.	*	11,543	$475,802
SWS Group, Inc.	*	6,080	33,926
TCP Capital Corp.	†	5,177	83,971
THL Credit, Inc.		4,168	65,104
TICC Capital Corp.	†	10,963	106,889
Triangle Capital Corp.	†	4,766	139,977
Virtus Investment Partners, Inc.	*	1,058	172,073
Waddell & Reed Financial, Inc., Class A		15,625	804,375
Walter Investment Management Corp.	*	6,394	252,819
Westwood Holdings Group, Inc.		1,390	66,790
WhiteHorse Finance, Inc.	†	1,426	21,533
WisdomTree Investments, Inc.	*	18,871	219,092

			15,515,678

Chemicals—2.7%
A. Schulman, Inc.		5,791	170,603
Advanced Emissions Solutions, Inc.	*	1,650	70,488
Albemarle Corp.		14,513	913,448
American Pacific Corp.	*	939	51,420
American Vanguard Corp.		5,182	139,499
Arabian American Development Co.	*	3,148	28,647
Ashland, Inc.		14,110	1,304,893
Axiall Corp.		12,189	460,622
Balchem Corp.		5,542	286,798
Cabot Corp.		11,289	482,153
Calgon Carbon Corp.	*	10,032	190,508
Chase Corp.		1,020	29,968
Chemtura Corp.	*	17,115	393,474
Cytec Industries, Inc.		6,632	539,580
Ferro Corp.	*	13,500	122,985
Flotek Industries, Inc.	*	8,704	200,192
FutureFuel Corp.		3,443	61,836
H.B. Fuller Co.		8,946	404,270
Hawkins, Inc.		1,492	56,308
Huntsman Corp.		35,269	726,894
Innophos Holdings, Inc.		3,822	201,725
Innospec, Inc.		4,218	196,812
International Flavors & Fragrances, Inc.		14,753	1,214,172
Intrepid Potash, Inc.	†	10,243	160,610
KMG Chemicals, Inc.		1,157	25,442
Koppers Holdings, Inc.		4,084	174,183
Kraton Performance Polymers, Inc.	*	6,464	126,630
Kronos Worldwide, Inc.	†	3,735	57,855
Landec Corp.	*	4,989	60,866
LSB Industries, Inc.	*	3,576	119,903
Marrone Bio Innovations, Inc.	*	880	14,828
Minerals Technologies, Inc.		6,508	321,300
NewMarket Corp.		1,681	483,977
Olin Corp.		14,705	339,244
OM Group, Inc.	*	5,836	197,140
OMNOVA Solutions, Inc.	*	9,679	82,755
Penford Corp.	*	1,563	22,382
PolyOne Corp.		17,410	534,661
Quaker Chemical Corp.		2,270	165,824
Rockwood Holdings, Inc.		14,097	943,089
RPM International, Inc.		24,078	871,624
Scotts Miracle-Gro Co. (The), Class A		7,921	435,893
Sensient Technologies Corp.		8,888	425,646
Stepan Co.		3,226	186,237
Taminco Corp.	*	2,528	51,318
Tredegar Corp.		4,146	107,796
Valspar Corp. (The)		16,143	1,023,950
W.R. Grace & Co.	*	13,762	1,202,799
Westlake Chemical Corp.		3,659	382,951

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Zep, Inc.		4,143	$67,365
Zoltek Cos., Inc.	*†	6,079	101,459

			16,935,022

Commercial Banks—5.0%
1st Source Corp.		2,200	59,224
1st United Bancorp, Inc./Boca Raton		6,773	49,646
Access National Corp.		1,241	17,697
American National Bankshares, Inc.		1,246	28,907
Ameris Bancorp	*	4,403	80,927
Ames National Corp.	†	1,475	33,586
Arrow Financial Corp.		2,130	54,330
Associated Banc-Corp		29,751	460,843
BancFirst Corp.		1,092	59,044
Banco Latinamericano de Comercio Exterior SA, Class E (Panama)		4,827	120,289
Bancorp, Inc. (The)/Delaware	*	6,092	107,950
BancorpSouth, Inc.		17,040	339,778
Bank of Hawaii Corp.		8,072	439,520
Bank of Kentucky Financial Corp.		972	26,545
Bank of Marin Bancorp		862	35,816
Bank of the Ozarks, Inc.		5,690	273,063
BankUnited, Inc.		11,828	368,915
Banner Corp.		3,350	127,836
Bar Harbor Bankshares		622	22,883
BBCN Bancorp, Inc./California		14,858	204,446
BNC Bancorp		2,917	38,913
BOK Financial Corp.		4,915	311,365
Boston Private Financial Holdings, Inc.		15,034	166,877
Bridge Bancorp, Inc.		1,421	30,551
Bridge Capital Holdings	*	1,525	25,894
Bryn Mawr Bank Corp.		2,581	69,610
C&F Financial Corp.	†	518	25,071
Camden National Corp.		1,411	57,710
Capital Bank Financial Corp., Class A	*	3,928	86,220
Capital City Bank Group, Inc.	*	1,724	20,309
CapitalSource, Inc.		35,892	426,397
Cardinal Financial Corp.		5,568	92,039
Cascade Bancorp	*†	479	2,793
Cathay General Bancorp		14,388	336,248
Catskill Litigation Trust	*‡d	583	—
Center Bancorp, Inc.		1,386	19,737
Centerstate Banks, Inc.		4,967	48,081
Central Pacific Financial Corp.		4,653	82,358
Century Bancorp, Inc./Massachussetts, Class A		582	19,398
Chemical Financial Corp.		4,739	132,313
Chemung Financial Corp.	†	584	20,224
Citizens & Northern Corp.		1,953	38,943
City Holding Co.		2,691	116,359
City National Corp./California		8,477	565,077
CNB Financial Corp./Pennsylvania		1,982	33,793
CoBiz Financial, Inc.		6,918	66,828
Columbia Banking System, Inc.		9,330	230,451
Commerce Bancshares, Inc./Missouri		14,038	615,005
Community Bank System, Inc.		7,504	256,036
Community Trust Bancorp, Inc.		2,246	91,165
CommunityOne Bancorp	*	4,390	43,373
CU Bancorp	*	1,509	27,539
Cullen/Frost Bankers, Inc.		9,396	662,888
Customers Bancorp, Inc.	*	3,163	50,924
CVB Financial Corp.		17,733	239,750
Eagle Bancorp, Inc.	*	3,732	105,578
East West Bancorp, Inc.		24,509	783,063

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Enterprise Bancorp, Inc./Massachussetts		1,147	$21,690
Enterprise Financial Services Corp.		2,867	48,108
Farmers Capital Bank Corp.	*	1,187	25,948
Fidelity Southern Corp.		2,387	36,617
Financial Institutions, Inc.		2,448	50,086
First Bancorp, Inc./Maine		1,513	25,388
First BanCorp. (Puerto Rico)	*	13,990	79,463
First Bancorp/North Carolina		5,052	73,001
First Busey Corp.		14,438	75,222
First Citizens BancShares, Inc./North Carolina, Class A		1,320	271,392
First Commonwealth Financial Corp.		18,567	140,924
First Community Bancshares, Inc./Virginia		2,951	48,249
First Connecticut Bancorp, Inc./Farmington CT		2,809	41,292
First Financial Bancorp		9,825	149,045
First Financial Bankshares, Inc.	†	5,511	324,157
First Financial Corp./Indiana		1,835	57,931
First Financial Holdings, Inc.		4,489	247,613
First Horizon National Corp.		42,125	462,954
First Interstate BancSystem, Inc.		2,778	67,089
First Merchants Corp.		4,647	80,533
First Midwest Bancorp, Inc./Illinois		12,846	194,103
First NBC Bank Holding Co.	*	667	16,261
First Niagara Financial Group, Inc.		63,666	660,216
First of Long Island Corp. (The)		1,432	55,633
First Republic Bank/California		21,020	980,163
First Security Group, Inc./Tennesse	*†	9,923	20,640
FirstMerit Corp.		30,214	655,946
Flushing Financial Corp.		5,182	95,608
FNB Corp./Pennsylvania		25,794	312,881
Fulton Financial Corp.		35,195	411,078
German American Bancorp, Inc.		2,006	50,591
Glacier Bancorp, Inc.		13,371	330,397
Great Southern Bancorp, Inc.		1,938	54,710
Guaranty Bancorp		3,103	42,480
Hampton Roads Bankshares, Inc.	*	5,516	7,833
Hancock Holding Co.		14,809	464,706
Hanmi Financial Corp.		5,822	96,471
Heartland Financial USA, Inc.		2,967	82,661
Heritage Commerce Corp.		4,197	32,107
Heritage Financial Corp./Washington		2,948	45,753
Heritage Oaks Bancorp	*	3,455	22,112
Home Bancshares, Inc./Arkansas		7,631	231,753
Home Federal Bancorp, Inc./Idaho		2,295	28,871
HomeTrust Bancshares, Inc.	*	3,407	56,215
Horizon Bancorp/Indiana		1,400	32,690
Hudson Valley Holding Corp.		2,708	50,856
Huntington Bancshares, Inc./Ohio		151,716	1,253,174
IBERIABANK Corp.		5,329	276,415
Independent Bank Corp./Massachusetts		3,937	140,551
Independent Bank Group, Inc.		611	21,996
International Bancshares Corp.		9,243	199,926
Intervest Bancshares Corp.	*†	2,892	22,934
Investors Bancorp, Inc.		9,011	197,161
Lakeland Bancorp, Inc.		4,730	53,213
Lakeland Financial Corp.		3,085	100,725
LCNB Corp.	†	959	18,787
Macatawa Bank Corp.	*†	3,843	20,675
MainSource Financial Group, Inc.		4,454	67,656
MB Financial, Inc.		9,397	265,371
Mercantile Bank Corp.		1,379	30,035
Merchants Bancshares, Inc.		1,246	36,072

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Metro Bancorp, Inc.	*	2,334	$49,037
MetroCorp Bancshares, Inc.		2,525	34,744
Middleburg Financial Corp.		906	17,468
MidSouth Bancorp, Inc.		1,585	24,568
MidWestOne Financial Group, Inc.		1,528	39,285
National Bank Holdings Corp., Class A		9,798	201,251
National Bankshares, Inc.	†	1,101	39,515
National Penn Bancshares, Inc.		19,722	198,206
NBT Bancorp, Inc.		7,352	168,949
NewBridge Bancorp	*	4,001	29,167
Northrim BanCorp, Inc.		1,031	24,847
OFG Bancorp (Puerto Rico)	†	8,948	144,868
Old National Bancorp/Indiana		19,139	271,774
OmniAmerican Bancorp, Inc.	*	1,885	46,107
Pacific Continental Corp.		2,833	37,141
Pacific Premier Bancorp, Inc.	*	2,487	33,425
PacWest Bancorp	†	7,111	244,334
Palmetto Bancshares, Inc.	*†	743	9,689
Park National Corp.	†	1,966	155,471
Park Sterling Corp.		7,082	45,396
Peapack Gladstone Financial Corp.		1,086	20,145
Penns Woods Bancorp, Inc.		608	30,291
Peoples Bancorp, Inc./Ohio		2,337	48,797
Pinnacle Financial Partners, Inc.	*	6,115	182,288
Popular, Inc. (Puerto Rico)	*	18,104	474,868
Preferred Bank/California	*	2,248	39,992
PrivateBancorp, Inc.		12,103	259,004
Prosperity Bancshares, Inc.		10,569	653,587
Renasant Corp.		4,358	118,407
Republic Bancorp, Inc./Kentucky, Class A		2,055	56,615
S&T Bancorp, Inc.		5,786	140,137
Sandy Spring Bancorp, Inc.		4,178	97,180
Seacoast Banking Corp. of Florida	*	16,921	36,719
Sierra Bancorp		2,504	39,388
Signature Bank/New York	*	8,595	786,614
Simmons First National Corp., Class A		3,697	114,940
Southside Bancshares, Inc.		3,011	80,755
Southwest Bancorp, Inc./Oklahoma	*	4,075	60,351
State Bank Financial Corp.		5,308	84,238
StellarOne Corp.		3,710	83,475
Sterling Bancorp/New York		5,344	73,373
Sterling Financial Corp./Washington		5,733	164,250
Suffolk Bancorp	*	2,229	39,498
Sun Bancorp, Inc./New Jersey	*	6,405	24,531
Susquehanna Bancshares, Inc.		32,619	409,368
SVB Financial Group	*	8,154	704,261
SY Bancorp, Inc.		2,661	75,386
Synovus Financial Corp.		173,359	572,085
Taylor Capital Group, Inc.	*†	2,736	60,602
TCF Financial Corp.		30,121	430,128
Texas Capital Bancshares, Inc.	*	7,089	325,881
Tompkins Financial Corp.		2,487	114,949
TowneBank/Virginia	†	4,995	72,028
Trico Bancshares		2,628	59,866
Tristate Capital Holdings, Inc.	*†	1,067	13,754
Trustmark Corp.		11,537	295,347
UMB Financial Corp.		6,315	343,157
Umpqua Holdings Corp.	†	19,250	312,235
Union First Market Bankshares Corp.	†	4,226	98,762
United Bankshares, Inc./West Virginia	†	8,519	246,881
United Community Banks, Inc./Georgia	*	8,268	124,020
Univest Corp of Pennsylvania		2,741	51,668
Valley National Bancorp	†	36,283	361,016

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
VantageSouth Bancshares, Inc.	*†	2,017	$10,710
ViewPoint Financial Group, Inc.		7,553	156,121
Virginia Commerce Bancorp, Inc.	*	5,289	82,138
Washington Banking Co.		2,583	36,317
Washington Trust Bancorp, Inc.		2,162	67,952
Webster Financial Corp.		16,461	420,249
WesBanco, Inc.		4,384	130,336
West Bancorporation, Inc.		2,473	34,127
Westamerica Bancorporation		4,848	241,140
Western Alliance Bancorp	*	13,905	263,222
Wilshire Bancorp, Inc.		11,523	94,258
Wintrust Financial Corp.		6,372	261,698
Yadkin Financial Corp.	*	2,278	39,250
Zions Bancorporation		33,417	916,294

			31,864,144

Commercial Services & Supplies—1.8%
ABM Industries, Inc.		9,730	259,013
ACCO Brands Corp.	*	19,480	129,347
Acorn Energy, Inc.		2,865	16,903
ARC Document Solutions, Inc.	*	7,490	34,379
Brink’s Co. (The)		8,256	233,645
Casella Waste Systems, Inc., Class A	*	5,820	33,465
Ceco Environmental Corp.		3,330	46,886
Cenveo, Inc.	*†	10,269	30,294
Cintas Corp.		18,293	936,602
Clean Harbors, Inc.	*	10,599	621,737
Consolidated Graphics, Inc.	*	1,217	68,225
Copart, Inc.	*	20,371	647,594
Costa, Inc.	*	1,508	28,682
Courier Corp.		1,904	30,121
Covanta Holding Corp.		19,254	411,651
Deluxe Corp.		9,388	391,104
EnerNOC, Inc.	*	4,402	65,986
Ennis, Inc.		4,365	78,745
G&K Services, Inc., Class A		3,301	199,347
Healthcare Services Group, Inc.		11,692	301,186
Heritage-Crystal Clean, Inc.	*	1,400	25,228
Herman Miller, Inc.		10,436	304,522
HNI Corp.		7,930	286,907
InnerWorkings, Inc.	*	7,289	71,578
Interface, Inc.		9,959	197,587
Intersections, Inc.		4,413	38,702
KAR Auction Services, Inc.		13,936	393,135
Kimball International, Inc., Class B		6,806	75,479
Knoll, Inc.		8,621	146,040
McGrath RentCorp		4,288	153,082
Mine Safety Appliances Co.		5,239	270,385
Mobile Mini, Inc.	*	6,527	222,310
Multi-Color Corp.		2,526	85,707
NL Industries, Inc.		412	4,676
Performant Financial Corp.	*	3,538	38,635
Pitney Bowes, Inc.	†	36,576	665,317
Quad/Graphics, Inc.	†	4,134	125,508
R.R. Donnelley & Sons Co.		33,026	521,811
Rollins, Inc.		11,788	312,500
Schawk, Inc.		1,459	21,652
Standard Parking Corp.	*	2,169	58,324
Steelcase, Inc., Class A		15,256	253,555
Swisher Hygiene, Inc.	*†	19,333	11,725
Team, Inc.	*	4,053	161,107
Tetra Tech, Inc.	*	11,065	286,473
TMS International Corp., Class A		3,303	57,604
TRC Cos., Inc.	*	3,666	27,128

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Unifirst Corp.		2,539	$265,122
United Stationers, Inc.		7,455	324,292
US Ecology, Inc.		3,604	108,589
Viad Corp.		3,417	85,254
Waste Connections, Inc.		21,896	994,297
West Corp.		3,374	74,802

			11,233,945

Communications Equipment—1.2%
ADTRAN, Inc.		10,673	284,329
Alliance Fiber Optic Products, Inc.	†	1,860	38,074
Anaren, Inc.	*	2,003	51,077
ARRIS Group, Inc.	*	20,318	346,625
Aruba Networks, Inc.	*	20,237	336,744
Aviat Networks, Inc.	*	11,965	30,870
Bel Fuse, Inc., Class B		1,562	27,241
Black Box Corp.		2,697	82,636
Brocade Communications Systems, Inc.	*	78,700	633,535
CalAmp Corp.	*	6,551	115,494
Calix, Inc.	*	6,802	86,590
Ciena Corp.	*	18,562	463,679
Comtech Telecommunications Corp.		3,106	75,538
Digi International, Inc.	*	4,346	43,504
EchoStar Corp., Class A	*	7,521	330,473
Emulex Corp.	*	15,840	122,918
Extreme Networks, Inc.	*	15,723	82,074
Finisar Corp.	*	16,126	364,931
Globecomm Systems, Inc.	*	5,067	71,090
Harmonic, Inc.	*	19,391	149,117
Infinera Corp.	*†	19,569	221,325
InterDigital, Inc.		7,655	285,761
Ixia	*	9,680	151,686
JDS Uniphase Corp.	*	42,458	624,557
KVH Industries, Inc.	*	3,755	51,819
NETGEAR, Inc.	*	6,448	198,985
Numerex Corp., Class A	*	1,800	19,710
Oplink Communications, Inc.	*	3,197	60,168
Palo Alto Networks, Inc.	*	6,163	282,389
Parkervision, Inc.	*†	17,722	59,369
PC-Tel, Inc.		2,924	25,877
Plantronics, Inc.		7,822	360,203
Polycom, Inc.	*	30,575	333,879
Procera Networks, Inc.	*	3,968	61,464
Riverbed Technology, Inc.	*	28,385	414,137
Ruckus Wireless, Inc.	*	7,098	119,459
ShoreTel, Inc.	*	9,728	58,757
Sonus Networks, Inc.	*	42,907	145,026
Symmetricom, Inc.	*	6,110	29,450
Tellabs, Inc.		59,542	135,160
Tessco Technologies, Inc.		867	29,218
Ubiquiti Networks, Inc.	†	2,651	89,047
ViaSat, Inc.	*	7,192	458,490
Westell Technologies, Inc., Class A	*	13,644	45,707

			7,998,182

Computers & Peripherals—0.7%
3D Systems Corp.	*†	18,165	980,728
Avid Technology, Inc.	*	7,519	45,114
Cray, Inc.	*	6,853	164,952
Datalink Corp.	*	2,020	27,310
Diebold, Inc.		11,573	339,783
Electronics For Imaging, Inc.	*	8,004	253,567
Fusion-io, Inc.	*†	12,959	173,521
Hutchinson Technology, Inc.	*	3,764	13,099

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Imation Corp.	*	7,222	$29,610
Immersion Corp.	*	5,977	78,837
Lexmark International, Inc., Class A		11,007	363,231
NCR Corp.	*	29,791	1,180,022
QLogic Corp.	*	16,769	183,453
Quantum Corp.	*	33,664	46,456
Silicon Graphics International Corp.	*	6,293	102,261
Stratasys Ltd.	*	5,497	556,626
Super Micro Computer, Inc.	*	5,215	70,611

			4,609,181

Construction & Engineering—1.1%
AECOM Technology Corp.	*	18,809	588,157
Aegion Corp.	*	6,611	156,879
Ameresco, Inc., Class A	*	2,238	22,425
Argan, Inc.		2,317	50,905
Chicago Bridge & Iron Co. NV (Netherlands)		17,783	1,205,154
Comfort Systems USA, Inc.		6,272	105,432
Dycom Industries, Inc.	*	6,558	183,558
EMCOR Group, Inc.		12,302	481,377
Furmanite Corp.	*	7,017	69,468
Granite Construction, Inc.		6,711	205,357
Great Lakes Dredge & Dock Corp.		9,800	72,716
KBR, Inc.		26,168	854,124
Layne Christensen Co.	*	3,389	67,644
MasTec, Inc.	*	10,983	332,785
Michael Baker Corp.		1,370	55,444
MYR Group, Inc.	*	3,419	83,082
Northwest Pipe Co.	*	2,458	80,819
Orion Marine Group, Inc.	*	6,042	62,897
Pike Electric Corp.		4,864	55,060
Primoris Services Corp.		5,870	149,509
Quanta Services, Inc.	*	37,212	1,023,702
Sterling Construction Co., Inc.	*	5,331	49,312
Tutor Perini Corp.	*	7,347	156,638
URS Corp.		13,633	732,774

			6,845,218

Construction Materials—0.3%
Eagle Materials, Inc.		8,973	650,991
Headwaters, Inc.	*	14,630	131,524
Martin Marietta Materials, Inc.		8,316	816,382
Texas Industries, Inc.	*	3,747	248,463
United States Lime & Minerals, Inc.	*	481	28,187
US Concrete, Inc.	*	2,151	43,149

			1,918,696

Consumer Finance—0.3%
Cash America International, Inc.		5,250	237,720
Consumer Portfolio Services, Inc.	*	2,748	16,296
Credit Acceptance Corp.	*	1,300	144,053
DFC Global Corp.	*	7,457	81,952
Encore Capital Group, Inc.	*	4,850	222,421
Ezcorp, Inc., Class A	*	8,825	148,966
First Cash Financial Services, Inc.	*	5,377	311,597
First Marblehead Corp. (The)	*	12,335	10,115
Green Dot Corp., Class A	*	4,362	114,852
Imperial Holdings, Inc.	*	2,792	17,673
Nelnet, Inc., Class A		4,517	173,679
Nicholas Financial, Inc.		1,628	26,520
Portfolio Recovery Associates, Inc.	*	9,315	558,341
Regional Management Corp.	*	850	27,030

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
World Acceptance Corp.	*†	1,607	$144,501

			2,235,716

Containers & Packaging—1.7%
AEP Industries, Inc.	*	838	62,272
AptarGroup, Inc.		12,149	730,519
Avery Dennison Corp.		17,990	782,925
Ball Corp.		26,927	1,208,484
Bemis Co., Inc.		18,193	709,709
Berry Plastics Group, Inc.	*	10,277	205,232
Boise, Inc.		17,044	214,754
Crown Holdings, Inc.	*	25,675	1,085,539
Graphic Packaging Holding Co.	*	37,441	320,495
Greif, Inc., Class A		5,397	264,615
Myers Industries, Inc.		4,506	90,616
Owens-Illinois, Inc.	*	29,699	891,564
Packaging Corp. of America		17,693	1,010,093
Rock-Tenn Co., Class A		12,998	1,316,308
Sealed Air Corp.		35,527	965,979
Silgan Holdings, Inc.		7,880	370,360
Sonoco Products Co.		18,010	701,309
UFP Technologies, Inc.	*	952	21,677

			10,952,450

Distributors—0.4%
Core-Mark Holding Co., Inc.		1,898	126,103
LKQ Corp.	*	53,939	1,718,497
Pool Corp.		8,124	456,000
VOXX International Corp.	*	2,945	40,346
Weyco Group, Inc.		1,031	29,198

			2,370,144

Diversified Consumer Services—0.8%
American Public Education, Inc.	*	3,033	114,647
Apollo Group, Inc., Class A	*	17,124	356,350
Ascent Capital Group, Inc., Class A	*	2,543	205,017
Bridgepoint Education, Inc.	*	4,154	74,938
Bright Horizons Family Solutions, Inc.	*	1,996	71,517
Capella Education Co.	*	2,073	117,249
Career Education Corp.	*	11,632	32,104
Carriage Services, Inc.		2,616	50,750
Corinthian Colleges, Inc.	*	17,447	38,209
DeVry, Inc.		11,303	345,420
Education Management Corp.	*†	5,027	45,846
Grand Canyon Education, Inc.	*	8,434	339,721
Hillenbrand, Inc.		10,140	277,532
ITT Educational Services, Inc.	*	3,683	114,173
JTH Holding, Inc., Class A	*†	737	13,966
K12, Inc.	*	5,107	157,704
LifeLock, Inc.	*	10,164	150,732
Lincoln Educational Services Corp.		3,801	17,523
Mac-Gray Corp.		1,917	27,912
Matthews International Corp., Class A		5,159	196,455
Outerwall, Inc.	*†	5,002	250,050
Regis Corp.		8,692	127,599
Service Corp. International		38,299	713,127
Sotheby’s		12,498	614,027
Steiner Leisure Ltd. (Bahamas)	*	2,781	162,494
Stewart Enterprises, Inc., Class A		12,603	165,603
Strayer Education, Inc.	†	1,807	75,027
Universal Technical Institute, Inc.		4,524	54,876
Weight Watchers International, Inc.	†	5,074	189,615

			5,100,183

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diversified Financial Services—0.5%
CBOE Holdings, Inc.		15,774	$713,458
Gain Capital Holdings, Inc.		1,849	23,279
MarketAxess Holdings, Inc.		6,806	408,632
Marlin Business Services Corp.		1,306	32,598
MSCI, Inc.	*	21,356	859,793
NASDAQ OMX Group, Inc. (The)		19,544	627,167
NewStar Financial, Inc.	*	5,723	104,559
PHH Corp.	*	10,225	242,741
PICO Holdings, Inc.	*	3,754	81,312
Resource America, Inc., Class A		3,696	29,679

			3,123,218

Diversified Telecommunication Services—0.8%
8x8, Inc.	*	14,799	149,026
Atlantic Tele-Network, Inc.		1,558	81,219
Cbeyond, Inc.	*	5,638	36,140
Cincinnati Bell, Inc.	*	38,778	105,476
Cogent Communications Group, Inc.		8,853	285,509
Consolidated Communications Holdings, Inc.		7,943	136,937
Fairpoint Communications, Inc.	*†	2,675	25,546
Frontier Communications Corp.	†	180,410	752,310
General Communication, Inc., Class A	*	6,831	65,031
Hawaiian Telcom Holdco, Inc.	*†	1,637	43,544
HickoryTech Corp.		2,808	31,955
IDT Corp., Class B		2,274	40,364
inContact, Inc.	*	8,949	74,008
Inteliquent, Inc.		6,478	62,577
Intelsat SA (Luxembourg)	*	3,546	85,104
Iridium Communications, Inc.	*†	10,823	74,462
Level 3 Communications, Inc.	*	28,997	773,930
Lumos Networks Corp.		2,601	56,364
magicJack VocalTec Ltd. (Israel)	*	3,040	39,125
ORBCOMM, Inc.	*	7,135	37,601
Premiere Global Services, Inc.	*	8,185	81,523
Primus Telecommunications Group, Inc.		1,944	6,590
Straight Path Communications, Inc., Class B	*	1,137	5,981
Towerstream Corp.	*†	9,781	27,974
tw telecom inc.	*	27,160	811,133
Vonage Holdings Corp.	*	26,128	82,042
Windstream Holdings, Inc.	†	107,019	856,152

			4,827,623

Electric Utilities—1.6%
ALLETE, Inc.		7,371	356,019
Cleco Corp.		11,068	496,289
El Paso Electric Co.		7,508	250,767
Empire District Electric Co. (The)		7,796	168,861
Great Plains Energy, Inc.		27,851	618,292
Hawaiian Electric Industries, Inc.	†	18,088	454,009
IDACORP, Inc.		8,770	424,468
ITC Holdings Corp.		9,341	876,746
MGE Energy, Inc.		4,136	225,619
NRG Yield, Inc., Class A	*	3,628	109,892
NV Energy, Inc.		42,701	1,008,171
OGE Energy Corp.		35,845	1,293,646
Otter Tail Corp.		6,778	187,073
Pepco Holdings, Inc.		44,847	827,876
Pinnacle West Capital Corp.		19,504	1,067,649
PNM Resources, Inc.		13,928	315,191
Portland General Electric Co.		13,925	393,103
UIL Holdings Corp.		9,097	338,226

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Unitil Corp.		2,617	$76,600
UNS Energy Corp.		7,150	333,333
Westar Energy, Inc.		22,750	697,287

			10,519,117

Electrical Equipment—1.0%
Acuity Brands, Inc.		7,810	718,676
American Superconductor Corp.	*†	6,746	15,786
AZZ, Inc.		4,607	192,849
Babcock & Wilcox Co. (The)		20,160	679,795
Brady Corp., Class A		8,619	262,880
Capstone Turbine Corp.	*†	49,493	58,402
Coleman Cable, Inc.		953	20,118
Encore Wire Corp.		3,443	135,792
EnerSys, Inc.		8,778	532,210
Enphase Energy, Inc.	*†	4,304	35,035
Franklin Electric Co., Inc.		8,722	343,647
FuelCell Energy, Inc.	*†	23,381	30,162
Generac Holdings, Inc.		9,432	402,181
General Cable Corp.		8,632	274,066
Global Power Equipment Group, Inc.		2,804	56,388
GrafTech International Ltd.	*†	22,518	190,277
Hubbell, Inc., Class B		10,747	1,125,641
II-VI, Inc.	*	8,787	165,371
LSI Industries, Inc.		3,003	25,345
Polypore International, Inc.	*†	8,493	347,958
Powell Industries, Inc.	*	1,563	95,796
Power Solutions International, Inc.	*	305	18,032
PowerSecure International, Inc.	*	3,029	48,615
Preformed Line Products Co.		302	21,723
Regal-Beloit Corp.		7,866	534,337
Revolution Lighting Technologies, Inc.	*†	4,765	12,198
SolarCity Corp.	*†	3,619	125,217
Thermon Group Holdings, Inc.	*	4,483	103,602
Vicor Corp.	*	3,481	28,475

			6,600,574

Electronic Equipment, Instruments & Components—2.5%
Aeroflex Holding Corp.	*	2,268	15,967
Agilysys, Inc.	*	4,188	49,921
Anixter International, Inc.	*	4,879	427,693
Arrow Electronics, Inc.	*	18,475	896,592
Audience, Inc.	*	1,525	17,141
Avnet, Inc.		24,366	1,016,306
AVX Corp.		9,165	120,336
Badger Meter, Inc.		2,704	125,736
Belden, Inc.		7,642	489,470
Benchmark Electronics, Inc.	*	10,071	230,525
CDW Corp.	*	4,309	98,374
Checkpoint Systems, Inc.	*	8,101	135,287
Cognex Corp.		15,078	472,846
Coherent, Inc.		4,175	256,554
Control4 Corp.	*	742	12,851
CTS Corp.		6,621	104,413
Daktronics, Inc.		5,610	62,776
Dolby Laboratories, Inc., Class A	†	8,312	286,847
DTS, Inc.	*	3,053	64,113
Electro Rent Corp.		2,563	46,493
Electro Scientific Industries, Inc.		3,685	43,151
Fabrinet (Cayman Islands)	*	4,614	77,700
FARO Technologies, Inc.	*	2,847	120,058
FEI Co.		7,431	652,442
FLIR Systems, Inc.		25,185	790,809
GSI Group, Inc.	*	5,025	47,938

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ingram Micro, Inc., Class A	*	27,070	$623,963
Insight Enterprises, Inc.	*	7,275	137,643
InvenSense Inc.	*†	9,463	166,738
IPG Photonics Corp.	†	5,664	318,940
Itron, Inc.	*	7,053	302,080
Jabil Circuit, Inc.		36,625	794,030
Kemet Corp.	*	8,699	36,362
Littelfuse, Inc.		3,785	296,063
Maxwell Technologies, Inc.	*	5,615	50,984
Measurement Specialties, Inc.	*	3,063	166,137
Mercury Systems, Inc.	*	6,981	69,740
Mesa Laboratories, Inc.		539	36,442
Methode Electronics, Inc.		7,481	209,468
Molex, Inc.		25,312	975,018
MTS Systems Corp.		2,686	172,844
Multi-Fineline Electronix, Inc.	*	1,120	18,166
National Instruments Corp.		17,107	529,119
Neonode, Inc. (Sweden)	*†	3,979	25,545
Newport Corp.	*	6,603	103,205
OSI Systems, Inc.	*	3,433	255,655
Park Electrochemical Corp.		3,495	100,132
PC Connection, Inc.		2,755	41,573
Plexus Corp.	*	5,843	217,360
Radisys Corp.	*	4,878	15,658
RealD, Inc.	*†	6,791	47,537
Richardson Electronics Ltd./United States		1,926	21,899
Rofin-Sinar Technologies, Inc.	*	4,789	115,942
Rogers Corp.	*	2,845	169,221
Sanmina Corp.	*	14,024	245,280
ScanSource, Inc.	*	5,403	186,944
Speed Commerce, Inc.	*	6,434	21,104
SYNNEX Corp.	*	4,962	304,915
Tech Data Corp.	*	6,714	335,096
Trimble Navigation Ltd.	*	46,278	1,374,919
TTM Technologies, Inc.	*	9,730	94,867
Uni-Pixel, Inc.	*†	1,630	28,900
Universal Display Corp.	*	6,959	222,897
Vishay Intertechnology, Inc.	*	22,804	293,944
Vishay Precision Group, Inc.	*	2,712	39,460
Zygo Corp.	*	2,997	47,892

			15,876,021

Energy Equipment & Services—2.5%
Atwood Oceanics, Inc.	*	10,471	576,324
Basic Energy Services, Inc.	*	5,491	69,406
Bolt Technology Corp.		1,856	33,501
Bristow Group, Inc.		6,316	459,552
C&J Energy Services, Inc.	*†	8,503	170,740
Cal Dive International, Inc.	*†	20,032	41,066
CARBO Ceramics, Inc.	†	3,679	364,626
Dawson Geophysical Co.	*	1,539	49,971
Dresser-Rand Group, Inc.	*	13,841	863,678
Dril-Quip, Inc.	*	7,400	849,150
Era Group, Inc.	*	3,470	94,315
Exterran Holdings, Inc.	*	10,606	292,407
Forum Energy Technologies, Inc.	*	6,639	179,319
Frank’s International NV (Netherlands)	*	5,561	166,441
Geospace Technologies Corp.	*	2,205	185,882
Global Geophysical Services, Inc.	*	3,880	10,515
Gulf Island Fabrication, Inc.		2,377	58,260
Gulfmark Offshore, Inc., Class A		4,605	234,348
Helix Energy Solutions Group, Inc.	*	18,482	468,888
Helmerich & Payne, Inc.		17,187	1,185,044
Hercules Offshore, Inc.	*	29,491	217,349

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hornbeck Offshore Services, Inc.	*	6,152	$353,371
ION Geophysical Corp.	*	22,870	118,924
Key Energy Services, Inc.	*	29,567	215,543
Matrix Service Co.	*	4,454	87,388
McDermott International, Inc.	*	41,308	306,918
Mitcham Industries, Inc.	*	1,935	29,586
Nabors Industries Ltd. (Bermuda)		53,569	860,318
Natural Gas Services Group, Inc.	*	2,483	66,594
Newpark Resources, Inc.	*	16,681	211,182
Nuverra Environmental Solutions, Inc.	*†	24,039	55,049
Oceaneering International, Inc.		19,539	1,587,348
Oil States International, Inc.	*	9,725	1,006,149
Parker Drilling Co.	*	23,214	132,320
Patterson-UTI Energy, Inc.		26,176	559,643
PHI, Inc.	*	2,638	99,479
Pioneer Energy Services Corp.	*	11,528	86,575
RigNet, Inc.	*	1,876	67,949
Rowan Cos. plc, Class A	*	21,852	802,405
RPC, Inc.	†	10,289	159,171
SEACOR Holdings, Inc.		3,616	327,031
Superior Energy Services, Inc.	*	29,043	727,237
Tesco Corp.	*	4,785	79,287
TETRA Technologies, Inc.	*	13,294	166,574
TGC Industries, Inc.		2,392	18,873
Tidewater, Inc.		8,862	525,428
Unit Corp.	*	9,048	420,642
Vantage Drilling Co.	*†	44,721	77,367
Willbros Group, Inc.	*	6,569	60,303

			15,779,436

Food & Staples Retailing—0.7%
Andersons, Inc. (The)		3,185	222,631
Arden Group, Inc., Class A		241	31,330
Casey’s General Stores, Inc.		6,804	500,094
Chefs’ Warehouse, Inc. (The)	*	2,301	53,153
Fairway Group Holdings Corp.	*†	2,487	63,568
Fresh Market, Inc. (The)	*	7,516	355,582
Harris Teeter Supermarkets, Inc.		8,609	423,477
Ingles Markets, Inc., Class A		1,996	57,345
Nash Finch Co.		2,063	54,484
Natural Grocers by Vitamin Cottage, Inc.	*†	1,404	55,739
Pantry, Inc. (The)	*	3,943	43,688
Pricesmart, Inc.		3,292	313,530
Rite Aid Corp.	*	134,552	640,467
Roundy’s, Inc.		3,989	34,305
Spartan Stores, Inc.		3,490	76,989
Sprouts Farmers Market, Inc.	*	3,281	145,644
SUPERVALU, Inc.	*	35,004	288,083
Susser Holdings Corp.	*†	3,451	183,421
United Natural Foods, Inc.	*	9,033	607,198
Village Super Market, Inc., Class A		1,280	48,666
Weis Markets, Inc.		2,120	103,753

			4,303,147

Food Products—1.2%
Alico, Inc.		494	20,338
Annie’s, Inc.	*†	2,168	106,449
B&G Foods, Inc.		9,578	330,920
Boulder Brands, Inc.	*†	11,006	176,536
Calavo Growers, Inc.		2,244	67,859
Cal-Maine Foods, Inc.		2,754	132,467
Chiquita Brands International, Inc.	*	7,249	91,772
Darling International, Inc.	*	20,481	433,378
Dean Foods Co.	*	16,228	313,200

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Diamond Foods, Inc.	*†	4,466	$105,308
Dole Food Co., Inc.	*	9,349	127,333
Farmer Bros. Co.	*	930	14,006
Flowers Foods, Inc.		31,139	667,620
Fresh Del Monte Produce, Inc.		7,228	214,527
Griffin Land & Nurseries, Inc.		620	19,902
Hain Celestial Group, Inc. (The)	*	6,923	533,902
Hillshire Brands Co.		22,249	683,934
Ingredion, Inc.		14,053	929,887
Inventure Foods, Inc.	*	3,145	33,023
J&J Snack Foods Corp.		2,553	206,078
John B. Sanfilippo & Son, Inc.		1,899	44,038
Lancaster Colony Corp.		3,176	248,649
Lifeway Foods, Inc.		778	10,511
Limoneira Co.		1,586	40,729
Omega Protein Corp.	*	2,815	28,629
Pilgrim’s Pride Corp.	*	10,087	169,361
Pinnacle Foods, Inc.		6,337	167,740
Post Holdings, Inc.	*	5,682	229,382
Sanderson Farms, Inc.		3,958	258,220
Seaboard Corp.		51	140,148
Seneca Foods Corp., Class A	*	1,290	38,816
Snyders-Lance, Inc.		8,591	247,850
Tootsie Roll Industries, Inc.	†	3,351	103,278
TreeHouse Foods, Inc.	*	6,343	423,903
WhiteWave Foods Co., Class A	*	28,001	559,180

			7,918,873

Gas Utilities—1.0%
AGL Resources, Inc.		21,437	986,745
Atmos Energy Corp.		16,489	702,267
Chesapeake Utilities Corp.		1,819	95,479
Delta Natural Gas Co., Inc.		1,837	40,579
Laclede Group, Inc. (The)		5,598	251,910
National Fuel Gas Co.		13,120	902,131
New Jersey Resources Corp.		7,441	327,776
Northwest Natural Gas Co.		4,635	194,577
Piedmont Natural Gas Co., Inc.		13,505	444,045
Questar Corp.		31,851	716,329
South Jersey Industries, Inc.		5,555	325,412
Southwest Gas Corp.		8,465	423,250
UGI Corp.		20,562	804,591
WGL Holdings, Inc.		9,061	386,995

			6,602,086

Health Care Equipment & Supplies—2.5%
Abaxis, Inc.		3,746	157,707
ABIOMED, Inc.	*	6,733	128,398
Accuray, Inc.	*†	15,070	111,367
Alere, Inc.	*	14,908	455,738
Align Technology, Inc.	*	13,372	643,461
Alphatec Holdings, Inc.	*	9,819	19,343
Analogic Corp.		2,120	175,197
AngioDynamics, Inc.	*	5,314	70,145
Anika Therapeutics, Inc.	*	1,903	45,596
Antares Pharma, Inc.	*†	19,090	77,505
ArthroCare Corp.	*	5,452	193,982
AtriCure, Inc.	*	3,315	36,399
Atrion Corp.		291	75,305
Biolase, Inc.	*†	5,160	9,856
Cantel Medical Corp.		6,207	197,693
Cardiovascular Systems, Inc.	*	3,524	70,656
Cerus Corp.	*†	16,123	108,185
CONMED Corp.		5,352	181,914

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cooper Cos., Inc. (The)		8,752	$1,135,047
CryoLife, Inc.		6,833	47,831
Cutera, Inc.	*	2,327	20,710
Cyberonics, Inc.	*	4,754	241,218
Cynosure, Inc., Class A	*	2,936	66,970
Derma Sciences, Inc.	*†	2,171	26,877
DexCom, Inc.	*	12,319	347,765
Endologix, Inc.	*	11,389	183,705
Exactech, Inc.	*	1,480	29,822
GenMark Diagnostics, Inc.	*	4,636	56,327
Globus Medical, Inc., Class A	*†	8,897	155,342
Greatbatch, Inc.	*	4,014	136,596
Haemonetics Corp.	*	8,858	353,257
HeartWare International, Inc.	*	2,826	206,891
Hill-Rom Holdings, Inc.		11,018	394,775
Hologic, Inc.	*	48,790	1,007,514
ICU Medical, Inc.	*	2,188	148,631
IDEXX Laboratories, Inc.	*	9,556	952,255
Insulet Corp.	*	9,174	332,466
Integra LifeSciences Holdings Corp.	*	3,392	136,528
Invacare Corp.		6,320	109,146
MAKO Surgical Corp.	*†	7,201	212,502
Masimo Corp.		8,398	223,723
Medical Action Industries, Inc.	*	2,332	15,484
Meridian Bioscience, Inc.		7,174	169,665
Merit Medical Systems, Inc.	*	7,183	87,130
Natus Medical, Inc.	*	6,365	90,256
Navidea Biopharmaceuticals, Inc.	*†	24,451	64,795
Neogen Corp.	*	4,098	248,831
NuVasive, Inc.	*	7,621	186,638
NxStage Medical, Inc.	*	11,835	155,749
OraSure Technologies, Inc.	*	7,330	44,053
Orthofix International NV (Curacao)	*	3,796	79,185
PhotoMedex, Inc.	*†	2,664	42,358
Quidel Corp.	*†	5,467	155,263
ResMed, Inc.	†	25,783	1,361,858
Rochester Medical Corp.	*	2,249	44,890
Rockwell Medical, Inc.	*†	6,217	70,936
RTI Surgical, Inc.	*	13,504	50,505
Sirona Dental Systems, Inc.	*	9,719	650,493
Solta Medical, Inc.	*	11,237	23,373
Spectranetics Corp.	*	6,494	108,969
Staar Surgical Co.	*	7,139	96,662
STERIS Corp.		10,645	457,309
SurModics, Inc.	*	3,217	76,500
Symmetry Medical, Inc.	*	5,904	48,177
TearLab Corp.	*	4,055	44,848
Teleflex, Inc.		7,202	592,581
Thoratec Corp.	*	10,517	392,179
Tornier NV (Netherlands)	*	4,118	79,601
Unilife Corp.	*†	15,695	52,107
Utah Medical Products, Inc.		525	31,206
Vascular Solutions, Inc.	*	2,721	45,713
Volcano Corp.	*	9,210	220,303
West Pharmaceutical Services, Inc.		12,114	498,491
Wright Medical Group, Inc.	*	7,473	194,896
Zeltiq Aesthetics, Inc.	*†	3,019	27,382

			15,792,731

Health Care Providers & Services—2.3%
Acadia Healthcare Co., Inc.	*	6,649	262,170
Accretive Health, Inc.	*	9,701	88,473
Addus HomeCare Corp.	*	874	25,320
Air Methods Corp.	†	6,714	286,016

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Alliance HealthCare Services, Inc.	*	806	$22,318
Almost Family, Inc.		2,502	48,614
Amedisys, Inc.	*	5,275	90,836
AMN Healthcare Services, Inc.	*	7,678	105,649
Amsurg Corp.	*	5,421	215,214
Bio-Reference Labs, Inc.	*†	4,688	140,077
BioScrip, Inc.	*	9,835	86,351
Brookdale Senior Living, Inc.	*	17,941	471,848
Capital Senior Living Corp.	*	5,534	117,044
Centene Corp.	*	9,888	632,436
Chemed Corp.	†	3,466	247,819
Chindex International, Inc.	*	2,406	41,022
Community Health Systems, Inc.		17,024	706,496
Corvel Corp.	*	2,370	87,619
Cross Country Healthcare, Inc.	*	2,631	15,944
Emeritus Corp.	*	6,981	129,358
Ensign Group, Inc. (The)		3,393	139,486
Envision Healthcare Holdings, Inc.	*	7,785	202,644
ExamWorks Group, Inc.	*	4,999	129,924
Five Star Quality Care, Inc.	*	9,106	47,078
Gentiva Health Services, Inc.	*	5,336	64,245
Hanger, Inc.	*	6,290	212,350
Health Management Associates, Inc., Class A	*	46,877	600,026
Health Net, Inc.	*	14,135	448,080
HealthSouth Corp.		15,614	538,371
Healthways, Inc.	*	5,769	106,784
IPC The Hospitalist Co., Inc.	*	3,142	160,273
Kindred Healthcare, Inc.		9,246	124,174
Landauer, Inc.		1,882	96,453
LHC Group, Inc.	*	2,770	64,984
LifePoint Hospitals, Inc.	*	8,646	403,163
Magellan Health Services, Inc.	*	4,963	297,581
MEDNAX, Inc.	*	8,920	895,568
Molina Healthcare, Inc.	*	4,825	171,770
MWI Veterinary Supply, Inc.	*	2,204	329,189
National Healthcare Corp.		1,812	85,653
National Research Corp., Class A	*	1,929	36,323
Omnicare, Inc.		18,538	1,028,859
Owens & Minor, Inc.		11,083	383,361
Patterson Cos., Inc.		15,567	625,793
PharMerica Corp.	*	5,445	72,255
Providence Service Corp. (The)	*	2,069	59,360
Select Medical Holdings Corp.		8,061	65,052
Skilled Healthcare Group, Inc., Class A	*	4,230	18,443
Team Health Holdings, Inc.	*	12,486	473,719
Tenet Healthcare Corp.	*	18,678	769,347
Triple-S Management Corp., Class B (Puerto Rico)	*	4,524	83,196
U.S. Physical Therapy, Inc.		2,234	69,433
Universal American Corp.		7,130	54,331
Universal Health Services, Inc., Class B		16,136	1,210,039
USMD Holdings, Inc.	*†	174	4,613
Vanguard Health Systems, Inc.	*	5,673	119,190
VCA Antech, Inc.	*	15,954	438,097
WellCare Health Plans, Inc.	*	7,548	526,398

			14,976,229

Health Care Technology—0.5%
Allscripts Healthcare Solutions, Inc.	*	32,155	478,145
athenahealth, Inc.	*†	6,687	725,941
Computer Programs & Systems, Inc.		2,114	123,669
Greenway Medical Technologies	*†	1,880	38,822
HealthStream, Inc.	*	3,356	127,125

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
HMS Holdings Corp.	*	15,221	$327,404
MedAssets, Inc.	*	11,090	281,908
Medidata Solutions, Inc.	*	4,866	481,393
Merge Healthcare, Inc.	*	9,619	25,106
Omnicell, Inc.	*	6,227	147,455
Quality Systems, Inc.		6,901	149,959
Vocera Communications, Inc.	*	3,339	62,105

			2,969,032

Hotels, Restaurants & Leisure—2.3%
AFC Enterprises, Inc.	*	4,381	190,968
Bally Technologies, Inc.	*	6,963	501,754
Biglari Holdings, Inc.	*	243	100,279
BJ’s Restaurants, Inc.	*	4,349	124,903
Bloomin’ Brands, Inc.	*	10,231	241,554
Bob Evans Farms, Inc.		5,219	298,892
Boyd Gaming Corp.	*	12,175	172,276
Bravo Brio Restaurant Group, Inc.	*	3,101	46,825
Brinker International, Inc.		12,927	523,931
Buffalo Wild Wings, Inc.	*	3,378	375,701
Burger King Worldwide, Inc.		18,369	358,563
Caesars Entertainment Corp.	*†	6,320	124,567
Carrols Restaurant Group, Inc.	*	3,749	22,869
CEC Entertainment, Inc.		2,926	134,186
Cheesecake Factory, Inc. (The)		9,317	409,482
Choice Hotels International, Inc.		5,105	220,485
Churchill Downs, Inc.		2,365	204,620
Chuy’s Holdings, Inc.	*	2,570	92,237
Cracker Barrel Old Country Store, Inc.		3,399	350,913
Del Frisco’s Restaurant Group, Inc.	*	1,694	34,168
Denny’s Corp.	*	15,003	91,818
Diamond Resorts International, Inc.	*	2,873	54,041
DineEquity, Inc.		2,805	193,545
Diversified Restaurant Holdings, Inc.	*	1,746	11,454
Domino’s Pizza, Inc.		10,148	689,557
Dunkin’ Brands Group, Inc.		19,244	870,983
Einstein Noah Restaurant Group, Inc.		1,279	22,152
Fiesta Restaurant Group, Inc.	*	3,196	120,361
Ignite Restaurant Group, Inc.	*	1,280	19,866
International Game Technology		47,031	890,297
International Speedway Corp., Class A		5,069	163,729
Interval Leisure Group, Inc.		6,806	160,826
Isle of Capri Casinos, Inc.	*	5,204	39,342
Jack in the Box, Inc.	*	8,142	325,680
Jamba, Inc.	*	3,273	43,793
Krispy Kreme Doughnuts, Inc.	*	12,266	237,224
Life Time Fitness, Inc.	*	7,740	398,378
Luby’s, Inc.	*	4,603	33,050
Marcus Corp.		4,188	60,852
Marriott Vacations Worldwide Corp.	*	5,077	223,388
Monarch Casino & Resort, Inc.	*	2,050	38,909
Morgans Hotel Group Co.	*	5,643	43,395
Multimedia Games Holding Co., Inc.	*	4,998	172,681
Nathan’s Famous, Inc.	*	431	22,748
Noodles & Co.	*	993	42,371
Orient-Express Hotels Ltd., Class A (Bermuda)	*	16,283	211,353
Panera Bread Co., Class A	*	5,106	809,454
Papa John’s International, Inc.		2,773	193,777
Penn National Gaming, Inc.	*	12,185	674,562
Pinnacle Entertainment, Inc.	*	10,729	268,762
Red Robin Gourmet Burgers, Inc.	*	2,363	168,009
Ruby Tuesday, Inc.	*	11,736	88,020
Ruth’s Hospitality Group, Inc.		5,675	67,306

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Scientific Games Corp., Class A	*	8,925	$144,317
SeaWorld Entertainment, Inc.		5,684	168,417
SHFL Entertainment, Inc.	*	9,562	219,926
Six Flags Entertainment Corp.		11,766	397,573
Sonic Corp.	*	10,276	182,399
Speedway Motorsports, Inc.		1,680	30,072
Texas Roadhouse, Inc.		11,362	298,593
Town Sports International Holdings, Inc.		4,025	52,245
Vail Resorts, Inc.		6,260	434,319
Wendy’s Co. (The)		51,279	434,846
WMS Industries, Inc.	*	9,531	247,329

			14,590,892

Household Durables—1.9%
Bassett Furniture Industries, Inc.		1,779	28,802
Beazer Homes USA, Inc.	*†	4,831	86,958
Blyth, Inc.	†	1,754	24,258
Cavco Industries, Inc.	*	1,216	69,251
CSS Industries, Inc.		1,140	27,371
D.R. Horton, Inc.		49,925	970,043
Ethan Allen Interiors, Inc.		4,278	119,228
EveryWare Global, Inc.	*	1,582	18,035
Flexsteel Industries, Inc.		839	20,950
Harman International Industries, Inc.		12,152	804,827
Helen of Troy Ltd. (Bermuda)	*	5,442	240,536
Hooker Furniture Corp.		2,097	31,350
Hovnanian Enterprises, Inc., Class A	*†	21,157	110,651
iRobot Corp.	*	4,739	178,518
Jarden Corp.	*	22,533	1,090,597
KB Home	†	14,319	258,028
La-Z-Boy, Inc.		9,601	218,039
Leggett & Platt, Inc.		25,806	778,051
Lennar Corp., Class A	†	29,984	1,061,434
Libbey, Inc.	*	3,551	84,443
Lifetime Brands, Inc.		1,617	24,724
M/I Homes, Inc.	*	4,003	82,542
MDC Holdings, Inc.		6,746	202,447
Meritage Homes Corp.	*	6,210	266,719
Mohawk Industries, Inc.	*	10,769	1,402,662
NACCO Industries, Inc., Class A		829	45,943
NVR, Inc.	*	882	810,726
Ryland Group, Inc. (The)		8,272	335,347
Skullcandy, Inc.	*	3,066	18,948
Standard Pacific Corp.	*	24,806	196,215
Taylor Morrison Home Corp., Class A	*	5,028	113,884
Tempur Sealy International, Inc.	*	10,615	466,635
Toll Brothers, Inc.	*	30,683	995,050
TRI Pointe Homes, Inc.	*	2,341	34,366
Tupperware Brands Corp.		9,372	809,460
UCP, Inc., Class A	*	1,249	18,535
Universal Electronics, Inc.	*	3,125	112,594
WCI Communities, Inc.	*	1,099	18,969
William Lyon Homes, Class A	*	2,179	44,277
Zagg, Inc.	*	4,869	21,911

			12,243,324

Household Products—0.2%
Central Garden and Pet Co., Class A	*	6,906	47,306
Energizer Holdings, Inc.		11,272	1,027,443
Harbinger Group, Inc.	*	7,514	77,920
Oil-Dri Corp of America		764	25,777
Orchids Paper Products Co.		947	26,204
Spectrum Brands Holdings, Inc.		3,690	242,950

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
WD-40 Co.		2,756	$178,864

			1,626,464

Independent Power Producers & Energy Traders—0.1%
Atlantic Power Corp.	†	20,459	88,178
Dynegy, Inc.	*†	18,273	353,034
Genie Energy Ltd., Class B	*	1,703	16,690
Ormat Technologies, Inc.	†	3,707	99,236

			557,138

Industrial Conglomerates—0.2%
Carlisle Cos., Inc.		11,527	810,233
Raven Industries, Inc.		6,841	223,769

			1,034,002

Insurance—4.6%
Alleghany Corp.	*	3,037	1,244,107
Allied World Assurance Co. Holdings AG (Switzerland)		6,051	601,409
Ambac Financial Group, Inc.	*	7,128	129,302
American Equity Investment Life Holding Co.		10,752	228,157
American Financial Group, Inc.		13,822	747,217
American National Insurance Co.		1,400	137,256
American Safety Insurance Holdings Ltd. (Bermuda)	*	2,368	71,514
AMERISAFE, Inc.		3,489	123,894
Amtrust Financial Services, Inc.	†	5,869	229,243
Arch Capital Group Ltd. (Bermuda)	*	24,073	1,303,072
Argo Group International Holdings Ltd. (Bermuda)		4,639	198,920
Arthur J. Gallagher & Co.		22,984	1,003,252
Aspen Insurance Holdings Ltd. (Bermuda)		12,105	439,290
Assurant, Inc.		13,642	738,032
Assured Guaranty Ltd. (Bermuda)		30,741	576,394
Axis Capital Holdings Ltd. (Bermuda)		21,640	937,228
Baldwin & Lyons, Inc., Class B		1,792	43,689
Brown & Brown, Inc.		20,866	669,799
Citizens, Inc.	*	8,606	74,356
CNO Financial Group, Inc.		40,617	584,885
Crawford & Co., Class B		3,543	34,367
Donegal Group, Inc., Class A		1,264	17,683
Eastern Insurance Holdings, Inc.		1,019	24,874
eHealth, Inc.	*	3,998	128,975
EMC Insurance Group, Inc.		1,041	31,417
Employers Holdings, Inc.		5,724	170,232
Endurance Specialty Holdings Ltd. (Bermuda)		7,658	411,388
Enstar Group Ltd. (Bermuda)	*	1,618	221,019
Erie Indemnity Co., Class A		4,544	329,304
Everest Re Group Ltd. (Bermuda)		9,030	1,313,052
FBL Financial Group, Inc., Class A		1,304	58,550
Fidelity National Financial, Inc., Class A		41,269	1,097,755
First American Financial Corp.		18,930	460,946
Genworth Financial, Inc., Class A	*	89,289	1,142,006
Global Indemnity plc (Ireland)	*	1,488	37,884
Greenlight Capital Re Ltd., Class A (Cayman Islands)	*	5,625	159,975
Hallmark Financial Services, Inc.	*	2,249	19,949
Hanover Insurance Group, Inc. (The)		7,669	424,249
HCC Insurance Holdings, Inc.		17,992	788,409
HCI Group, Inc.		1,471	60,076
Hilltop Holdings, Inc.	*	11,655	215,618
Horace Mann Educators Corp.		7,441	211,176
Independence Holding Co.		1,901	27,146

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Infinity Property & Casualty Corp.		1,953	$126,164
Investors Title Co.		224	16,822
Kansas City Life Insurance Co.		1,203	53,197
Kemper Corp.		8,711	292,690
Maiden Holdings Ltd. (Bermuda)		8,262	97,574
Markel Corp.	*	2,493	1,290,801
MBIA, Inc.	*	24,484	250,471
Meadowbrook Insurance Group, Inc.		10,981	71,377
Mercury General Corp.		4,554	220,004
Montpelier Re Holdings Ltd. (Bermuda)		8,461	220,409
National Interstate Corp.		1,051	29,228
National Western Life Insurance Co., Class A		368	74,251
Navigators Group, Inc. (The)	*	1,745	100,809
Old Republic International Corp.		47,311	728,589
OneBeacon Insurance Group Ltd., Class A		4,581	67,616
PartnerRe Ltd. (Bermuda)		9,761	893,522
Phoenix Cos., Inc. (The)	*	1,471	56,884
Platinum Underwriters Holdings Ltd. (Bermuda)		5,531	330,367
Primerica, Inc.		10,411	419,980
ProAssurance Corp.		11,295	508,953
Protective Life Corp.		14,319	609,273
Reinsurance Group of America, Inc.		13,165	881,923
RenaissanceRe Holdings Ltd. (Bermuda)		7,897	714,915
RLI Corp.		3,638	318,034
Safety Insurance Group, Inc.		2,194	116,216
Selective Insurance Group, Inc.		9,573	234,539
StanCorp Financial Group, Inc.		8,100	445,662
State Auto Financial Corp.		2,585	54,130
Stewart Information Services Corp.		3,543	113,341
Symetra Financial Corp.		15,274	272,183
Third Point Reinsurance Ltd. (Bermuda)	*	4,088	59,235
Tower Group International Ltd. (Bermuda)		9,683	67,781
United Fire Group, Inc.		3,518	107,193
Universal Insurance Holdings, Inc.		4,648	32,768
Validus Holdings Ltd. (Bermuda)		19,037	703,988
W.R. Berkley Corp.		19,590	839,627
White Mountains Insurance Group Ltd.		1,118	634,599

			29,522,181

Internet & Catalog Retail—0.5%
1-800-Flowers.com, Inc., Class A	*	6,281	30,965
Blue Nile, Inc.	*	2,444	100,033
Groupon, Inc.	*	76,007	852,038
HomeAway, Inc.	*	10,363	290,164
HSN, Inc.		5,867	314,589
Liberty Ventures, Series A	*	6,673	588,358
Nutrisystem, Inc.		5,029	72,317
Orbitz Worldwide, Inc.	*	5,907	56,884
Overstock.com, Inc.	*†	2,104	62,426
PetMed Express, Inc.		3,185	51,884
RetailMeNot, Inc.	*	1,514	53,853
Shutterfly, Inc.	*	6,624	370,149
ValueVision Media, Inc., Class A	*	6,239	27,140
Vitacost.com, Inc.	*	5,941	50,499

			2,921,299

Internet Software & Services—1.8%
Active Network, Inc. (The)	*	9,274	132,711
Angie’s List, Inc.	*†	7,000	157,500
AOL, Inc.	*	14,126	488,477
Bankrate, Inc.	*	7,663	157,628
Bazaarvoice, Inc.	*†	8,939	81,166

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Blucora, Inc.	*	7,679	$176,463
Brightcove, Inc.	*	4,311	48,499
Carbonite, Inc.	*	1,699	25,485
ChannelAdvisor Corp.	*	978	35,824
comScore, Inc.	*	6,023	174,486
Constant Contact, Inc.	*	5,890	139,534
Cornerstone OnDemand, Inc.	*	7,409	381,119
CoStar Group, Inc.	*	5,190	871,401
Cvent, Inc.	*	1,038	36,506
Dealertrack Technologies, Inc.	*	8,039	344,391
Demand Media, Inc.	*†	4,535	28,661
Demandware, Inc.	*	2,716	125,832
Dice Holdings, Inc.	*	6,835	58,166
Digital River, Inc.	*	5,786	103,396
E2open, Inc.	*†	2,458	55,059
EarthLink, Inc.		20,557	101,757
eGain Corp.	*	2,108	31,810
Envestnet, Inc.	*	4,359	135,129
Global Eagle Entertainment, Inc.	*	3,438	32,111
Gogo, Inc.	*	1,773	31,506
IAC/InterActiveCorp		13,399	732,523
Internap Network Services Corp.	*	8,085	56,191
IntraLinks Holdings, Inc.	*	5,575	49,060
j2 Global, Inc.		8,028	397,547
Limelight Networks, Inc.	*	6,937	13,388
Liquidity Services, Inc.	*†	4,692	157,464
LivePerson, Inc.	*	8,484	80,089
LogMeIn, Inc.	*	4,468	138,731
Marchex, Inc., Class B		2,710	19,729
Marin Software, Inc.	*†	1,504	18,875
Marketo, Inc.	*	1,125	35,865
Millennial Media, Inc.	*†	8,132	57,493
Monster Worldwide, Inc.	*	21,639	95,644
Move, Inc.	*	7,747	131,312
Net Element International, Inc.	*†	362	1,665
NIC, Inc.		12,220	282,404
OpenTable, Inc.	*	4,249	297,345
Pandora Media, Inc.	*†	25,215	633,653
Perficient, Inc.	*	5,746	105,497
QuinStreet, Inc.	*	5,214	49,272
Rackspace Hosting, Inc.	*	20,406	1,076,621
RealNetworks, Inc.	*	4,328	37,048
Reis, Inc.	*	1,345	21,749
Responsys, Inc.	*	6,331	104,462
SciQuest, Inc.	*	3,675	82,541
Shutterstock, Inc.	*	1,263	91,845
Spark Networks, Inc.	*	1,965	16,349
SPS Commerce, Inc.	*	2,907	194,536
Stamps.com, Inc.	*	2,445	112,299
support.com, Inc.	*	10,899	59,400
TechTarget, Inc.	*	2,374	11,846
Textura Corp.	*	846	36,446
Travelzoo, Inc.	*	1,808	47,984
Tremor Video, Inc.	*	1,209	11,159
Trulia, Inc.	*	5,165	242,910
United Online, Inc.		14,837	118,399
Unwired Planet, Inc.	*	23,320	40,344
ValueClick, Inc.	*	13,525	281,996
VistaPrint NV (Netherlands)	*	5,644	318,999
Vocus, Inc.	*	4,079	37,976
Web.com Group, Inc.	*	7,545	244,005
WebMD Health Corp.	*†	5,809	166,137
XO Group, Inc.	*	5,737	74,122

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Xoom Corp.	*	1,855	$59,008
Yelp, Inc.	*	5,557	367,762
Zillow, Inc., Class A	*†	4,130	348,448
Zix Corp.	*	9,536	46,631

			11,559,386

IT Services—2.4%
Acxiom Corp.	*	12,735	361,547
Blackhawk Network Holdings, Inc.	*	1,822	43,783
Booz Allen Hamilton Holding Corp.		5,188	100,232
Broadridge Financial Solutions, Inc.		21,569	684,816
CACI International, Inc., Class A	*	4,046	279,619
Cardtronics, Inc.	*	7,775	288,452
Cass Information Systems, Inc.		2,024	108,021
CIBER, Inc.	*	14,012	46,240
Computer Task Group, Inc.		2,532	40,917
Convergys Corp.		18,585	348,469
CoreLogic, Inc.	*	16,631	449,869
CSG Systems International, Inc.		5,860	146,793
DST Systems, Inc.		6,148	463,621
EPAM Systems, Inc.	*	3,695	127,477
Euronet Worldwide, Inc.	*	8,568	341,006
EVERTEC, Inc. (Puerto Rico)		4,673	103,787
ExlService Holdings, Inc.	*	5,435	154,789
FleetCor Technologies, Inc.	*	12,300	1,354,968
Forrester Research, Inc.		2,455	90,246
Gartner, Inc.	*	16,649	998,940
Genpact Ltd. (Bermuda)	*	30,012	566,627
Global Cash Access Holdings, Inc.	*	13,203	103,115
Global Payments, Inc.		13,569	693,105
Hackett Group, Inc. (The)		7,902	56,341
Heartland Payment Systems, Inc.	†	6,660	264,535
Higher One Holdings, Inc.	*†	4,459	34,201
iGATE Corp.	*	5,816	161,452
Jack Henry & Associates, Inc.		15,174	783,130
Leidos Holdings, Inc.		13,209	601,262
Lender Processing Services, Inc.		15,945	530,490
Lionbridge Technologies, Inc.	*	8,415	31,051
Luxoft Holding, Inc. (Virgin Islands, British)	*	758	20,064
ManTech International Corp., Class A	†	4,079	117,312
MAXIMUS, Inc.		12,222	550,479
ModusLink Global Solutions, Inc.	*	10,739	29,425
MoneyGram International, Inc.	*	4,578	89,637
NeuStar, Inc., Class A	*	11,833	585,497
Planet Payment, Inc.	*†	6,859	17,422
PRGX Global, Inc.	*	4,569	28,602
Sapient Corp.	*	20,009	311,540
Science Applications International Corp.	*	7,548	254,740
ServiceSource International, Inc.	*	9,931	119,966
Sykes Enterprises, Inc.	*	6,572	117,705
Syntel, Inc.		2,923	234,132
TeleTech Holdings, Inc.	*	3,025	75,897
Total System Services, Inc.		28,944	851,532
Unisys Corp.	*	7,450	187,666
Vantiv, Inc., Class A	*	15,940	445,364
VeriFone Systems, Inc.	*	19,931	455,623
Virtusa Corp.	*	3,400	98,804
WEX, Inc.	*	7,019	615,917

			15,566,225

Leisure Equipment & Products—0.5%
Arctic Cat, Inc.		2,262	129,047
Black Diamond, Inc.	*†	3,789	46,074

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Brunswick Corp.		16,511	$658,954
Callaway Golf Co.		13,092	93,215
JAKKS Pacific, Inc.	†	3,244	14,566
Johnson Outdoors, Inc., Class A	*	785	21,054
LeapFrog Enterprises, Inc.	*†	12,080	113,794
Marine Products Corp.		3,091	28,066
Nautilus, Inc.	*	4,916	35,494
Polaris Industries, Inc.		11,713	1,513,085
Smith & Wesson Holding Corp.	*†	12,690	139,463
Sturm Ruger & Co., Inc.	†	3,275	205,113

			2,997,925

Life Sciences Tools & Services—1.1%
Accelerate Diagnostics, Inc.	*†	1,793	24,044
Affymetrix, Inc.	*	13,418	83,192
Albany Molecular Research, Inc.	*	3,704	47,744
Bio-Rad Laboratories, Inc., Class A*		3,744	440,145
Bruker Corp.	*	19,689	406,578
Cambrex Corp.	*	6,259	82,619
Charles River Laboratories International, Inc.	*	9,037	418,052
Covance, Inc.	*	10,095	872,814
Fluidigm Corp.	*	4,126	90,524
Furiex Pharmaceuticals, Inc.	*	1,264	55,603
Harvard Bioscience, Inc.	*	4,039	21,245
Luminex Corp.	*	7,419	148,380
Mettler-Toledo International, Inc.	*	5,400	1,296,486
NeoGenomics, Inc.	*	5,221	15,663
Pacific Biosciences of California, Inc.	*	7,617	42,122
PAREXEL International Corp.	*	10,419	523,346
PerkinElmer, Inc.		20,397	769,987
QIAGEN NV (Netherlands)	*	42,242	903,979
Quintiles Transnational Holdings, Inc.	*	4,314	193,612
Sequenom, Inc.	*†	20,997	56,062
Techne Corp.		6,454	516,707

			7,008,904

Machinery—4.4%
Accuride Corp.	*	5,687	29,231
Actuant Corp., Class A		12,782	496,453
AGCO Corp.		17,649	1,066,353
Alamo Group, Inc.		1,174	57,420
Albany International Corp., Class A		5,205	186,703
Altra Holdings, Inc.		4,485	120,691
American Railcar Industries, Inc.	†	2,078	81,520
Ampco-Pittsburgh Corp.		986	17,669
Astec Industries, Inc.		3,451	124,098
Barnes Group, Inc.		9,253	323,115
Blount International, Inc.	*	9,180	111,170
Briggs & Stratton Corp.		9,174	184,581
Chart Industries, Inc.	*	5,535	681,026
CIRCOR International, Inc.		2,975	184,986
CLARCOR, Inc.		8,870	492,551
Colfax Corp.	*	15,459	873,279
Columbus McKinnon Corp.	*	3,189	76,632
Commercial Vehicle Group, Inc.	*	6,660	53,014
Crane Co.		8,500	524,195
Donaldson Co., Inc.		26,626	1,015,249
Douglas Dynamics, Inc.		3,681	54,221
Dynamic Materials Corp.		3,125	72,438
Energy Recovery, Inc.	*	6,998	50,736
EnPro Industries, Inc.	*	3,892	234,337
ESCO Technologies, Inc.		4,458	148,139
ExOne Co. (The)	*†	966	41,152

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Federal Signal Corp.	*	11,860	$152,638
Flow International Corp.	*	9,896	39,485
FreightCar America, Inc.		2,798	57,863
Global Brass & Copper Holdings, Inc.	*	1,289	22,609
Gorman-Rupp Co. (The)		2,362	94,763
Graco, Inc.		11,033	817,104
Graham Corp.		1,617	58,422
Greenbrier Cos., Inc.	*	4,956	122,562
Hardinge, Inc.		1,862	28,768
Harsco Corp.		14,896	370,910
Hurco Cos., Inc.		1,248	32,273
Hyster-Yale Materials Handling, Inc.		1,756	157,461
IDEX Corp.		14,574	950,954
ITT Corp.		15,720	565,134
John Bean Technologies Corp.		5,724	142,413
Kadant, Inc.		1,553	52,165
Kaydon Corp.		6,009	213,440
Kennametal, Inc.		14,370	655,272
L.B. Foster Co., Class A		1,705	77,987
Lincoln Electric Holdings, Inc.		15,085	1,004,963
Lindsay Corp.		2,395	195,480
Lydall, Inc.	*	2,982	51,201
Manitex International, Inc.	*	1,949	21,303
Manitowoc Co., Inc. (The)		23,699	464,026
Meritor, Inc.	*	19,272	151,478
Middleby Corp. (The)	*	3,431	716,770
Miller Industries, Inc.		1,779	30,207
Mueller Industries, Inc.		5,028	279,909
Mueller Water Products, Inc., Class A		30,046	240,068
Navistar International Corp.	*†	10,261	374,321
NN, Inc.		3,390	52,748
Nordson Corp.		11,596	853,813
Oshkosh Corp.	*	15,944	780,937
PMFG, Inc.	*	3,313	24,516
Proto Labs, Inc.	*†	3,182	243,073
RBC Bearings, Inc.	*	4,314	284,249
Rexnord Corp.	*	5,002	104,042
Snap-on, Inc.		10,569	1,051,616
SPX Corp.		8,536	722,487
Standex International Corp.		2,170	128,898
Sun Hydraulics Corp.		3,521	127,636
Tecumseh Products Co., Class A	*	2,932	26,241
Tennant Co.		3,185	197,470
Terex Corp.	*	20,314	682,550
Timken Co.		15,252	921,221
Titan International, Inc.		9,793	143,370
Toro Co. (The)		10,316	560,675
Trimas Corp.	*	7,321	273,073
Trinity Industries, Inc.		14,339	650,274
Twin Disc, Inc.		1,926	50,326
Valmont Industries, Inc.		4,839	672,185
Wabash National Corp.	*	12,487	145,598
WABCO Holdings, Inc.	*	10,344	871,585
Wabtec Corp.		17,018	1,069,922
Watts Water Technologies, Inc., Class A		5,244	295,604
Woodward, Inc.		12,597	514,336
Xerium Technologies, Inc.	*	1,744	20,213
Xylem, Inc.		33,678	940,627

			27,852,193

Marine—0.2%
International Shipholding Corp.		724	19,867
Kirby Corp.	*	10,248	886,964
Matson, Inc.		7,328	192,213

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Ultrapetrol Bahamas Ltd. (Bahamas)	*	3,567	$13,341

			1,112,385

Media—2.0%
A.H. Belo Corp., Class A		2,998	23,534
AMC Networks, Inc., Class A	*	10,690	732,051
Belo Corp., Class A		17,721	242,778
Cablevision Systems Corp., Class A		35,534	598,393
Carmike Cinemas, Inc.	*	3,438	75,911
Central European Media Enterprises Ltd., Class A (Bermuda)	*	20,704	109,110
Cinemark Holdings, Inc.		20,906	663,556
Clear Channel Outdoor Holdings, Inc., Class A	*	8,401	68,888
Crown Media Holdings, Inc., Class A	*†	4,399	13,549
Cumulus Media, Inc., Class A	*	10,192	54,018
Daily Journal Corp.	*	156	22,930
Dex Media, Inc.	*†	2,722	22,130
Digital Generation, Inc.	*†	2,455	31,743
DreamWorks Animation SKG, Inc., Class A	*	12,844	365,540
Entercom Communications Corp., Class A	*	3,975	34,900
Entravision Communications Corp., Class A		9,227	54,439
EW Scripps Co. (The), Class A	*	5,253	96,393
Gannett Co., Inc.		41,479	1,111,222
Global Sources Ltd. (Bermuda)	*	3,330	24,709
Gray Television, Inc.	*	7,966	62,533
Harte-Hanks, Inc.		7,272	64,212
Hemisphere Media Group, Inc.	*†	1,387	16,297
Interpublic Group of Cos., Inc. (The)		77,512	1,331,656
John Wiley & Sons, Inc., Class A		8,182	390,200
Journal Communications, Inc., Class A	*	9,165	78,361
Lamar Advertising Co., Class A	*	14,385	676,527
Lions Gate Entertainment Corp.	*†	14,824	519,581
Live Nation Entertainment, Inc.	*	25,073	465,104
Loral Space & Communications, Inc.		2,438	165,126
Madison Square Garden Co. (The), Class A	*	10,957	636,273
Martha Stewart Living Omnimedia, Inc., Class A	*	6,601	15,182
McClatchy Co. (The), Class A	*†	14,513	43,539
MDC Partners, Inc., Class A		5,104	142,810
Media General, Inc., Class A	*†	3,104	44,263
Meredith Corp.		6,486	308,863
Morningstar, Inc.		3,829	303,487
National CineMedia, Inc.		10,391	195,974
New York Times Co. (The), Class A	*	22,126	278,124
Nexstar Broadcasting Group, Inc., Class A		4,900	218,075
Radio Unica Communications Corp.	*‡d	1,900	—
ReachLocal, Inc.	*†	2,912	34,682
Reading International, Inc., Class A	*	2,976	19,552
Regal Entertainment Group, Class A	†	15,242	289,293
Rentrak Corp.	*	1,647	53,725
Saga Communications, Inc., Class A		599	26,584
Salem Communications Corp., Class A		3,266	27,042
Scholastic Corp.		4,805	137,663
Sinclair Broadcast Group, Inc., Class A		12,521	419,704
Starz, Class A	*	21,150	594,950
Valassis Communications, Inc.	†	6,961	201,034
Washington Post Co. (The), Class B		803	490,914
World Wrestling Entertainment, Inc., Class A		4,170	42,409

			12,639,533

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Metals & Mining—1.4%
AK Steel Holding Corp.	*†	22,896	$85,860
Allegheny Technologies, Inc.		18,842	575,058
Allied Nevada Gold Corp.	*†	17,040	71,227
AM Castle & Co.	*	3,161	50,892
AMCOL International Corp.		4,673	152,714
Carpenter Technology Corp.		8,458	491,494
Century Aluminum Co.	*	9,652	77,699
Cliffs Natural Resources, Inc.	†	27,882	571,581
Coeur Mining, Inc.	*	19,056	229,625
Commercial Metals Co.		20,130	341,203
Compass Minerals International, Inc.		6,051	461,510
General Moly, Inc.	*†	9,796	16,163
Globe Specialty Metals, Inc.		11,348	174,873
Gold Resource Corp.	†	6,352	42,114
Handy & Harman Ltd.	*	1,465	34,970
Haynes International, Inc.		1,995	90,433
Hecla Mining Co.		57,658	181,046
Horsehead Holding Corp.	*	8,375	104,352
Kaiser Aluminum Corp.		3,203	228,214
Materion Corp.		3,982	127,663
Midway Gold Corp.	*	19,115	18,255
Molycorp, Inc.	*†	22,165	145,402
Noranda Aluminum Holding Corp.		4,196	10,322
Olympic Steel, Inc.		1,772	49,226
Paramount Gold and Silver Corp.	*†	21,835	28,167
Reliance Steel & Aluminum Co.		13,552	992,955
Royal Gold, Inc.		11,475	558,373
RTI International Metals, Inc.	*	6,083	194,899
Schnitzer Steel Industries, Inc., Class A		4,380	120,625
Steel Dynamics, Inc.		39,422	658,742
Stillwater Mining Co.	*	20,578	226,564
SunCoke Energy, Inc.	*	12,177	207,009
Tahoe Resources, Inc.	*	15,705	281,434
United States Steel Corp.	†	26,033	536,019
Universal Stainless & Alloy Products, Inc.	*	2,058	66,947
US Silica Holdings, Inc.	†	3,654	90,985
Walter Energy, Inc.	†	10,993	154,232
Worthington Industries, Inc.		9,711	334,350

			8,783,197

Multiline Retail—0.3%
Big Lots, Inc.	*	10,372	384,697
Bon-Ton Stores, Inc. (The)		2,140	22,577
Dillard’s, Inc., Class A		4,801	375,918
Fred’s, Inc., Class A		5,995	93,822
Gordmans Stores, Inc.		1,503	16,909
J.C. Penney Co., Inc.	*†	31,070	274,037
Saks, Inc.	*	18,973	302,430
Sears Holdings Corp.	*†	7,950	474,138
Tuesday Morning Corp.	*	6,966	106,371

			2,050,899

Multi-Utilities—1.1%
Alliant Energy Corp.		19,678	975,045
Avista Corp.		11,016	290,823
Black Hills Corp.		7,914	394,592
CMS Energy Corp.		48,248	1,269,887
Integrys Energy Group, Inc.		14,161	791,458
MDU Resources Group, Inc.		34,242	957,749
NorthWestern Corp.		6,546	294,046
SCANA Corp.		25,234	1,161,773
TECO Energy, Inc.		39,656	655,910

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Vectren Corp.		14,573	$486,010

			7,277,293

Office Electronics—0.1%
Zebra Technologies Corp., Class A	*	9,296	423,247

Oil, Gas & Consumable Fuels—3.4%
Abraxas Petroleum Corp.	*†	16,099	41,374
Adams Resources & Energy, Inc.		479	26,589
Alon USA Energy, Inc.		3,922	40,044
Alpha Natural Resources, Inc.	*	38,779	231,123
Amyris, Inc.	*†	6,091	14,070
Apco Oil and Gas International, Inc.	*	2,488	35,479
Approach Resources, Inc.	*†	6,656	174,920
Arch Coal, Inc.	†	37,708	154,980
Athlon Energy, Inc.	*	2,927	95,713
Berry Petroleum Co., Class A		9,211	397,270
Bill Barrett Corp.	*†	8,318	208,865
Bonanza Creek Energy, Inc.	*	5,506	265,720
BPZ Resources, Inc.	*†	27,149	52,941
Callon Petroleum Co.	*	8,345	45,647
Carrizo Oil & Gas, Inc.	*	7,586	283,034
Cheniere Energy, Inc.	*	43,664	1,490,689
Clayton Williams Energy, Inc.	*	1,241	65,115
Clean Energy Fuels Corp.	*†	11,637	148,721
Cloud Peak Energy, Inc.	*	11,802	173,135
Comstock Resources, Inc.		8,808	140,135
Contango Oil & Gas Co.		2,731	100,364
Crimson Exploration, Inc.	*	3,682	11,083
Crosstex Energy, Inc.		8,856	185,002
CVR Energy, Inc.		2,695	103,811
Delek US Holdings, Inc.		6,946	146,491
Diamondback Energy, Inc.	*	2,967	126,513
Emerald Oil, Inc.	*	9,095	65,393
Endeavour International Corp.	*†	7,460	39,911
Energen Corp.		13,066	998,112
Energy XXI Bermuda Ltd. (Bermuda)		14,643	442,219
EPL Oil & Gas, Inc.	*	5,691	211,193
Equal Energy Ltd.	†	5,695	26,823
Evolution Petroleum Corp.	*	2,183	24,581
EXCO Resources, Inc.	†	25,463	171,621
Forest Oil Corp.	*	19,596	119,536
Frontline Ltd. (Bermuda)	*†	8,754	23,198
FX Energy, Inc.	*†	10,537	36,247
GasLog Ltd. (Monaco)		4,325	64,572
Gastar Exploration Ltd.	*	9,755	38,532
Golar LNG Ltd. (Bermuda)		7,438	280,189
Goodrich Petroleum Corp.	*	5,095	123,758
Green Plains Renewable Energy, Inc.	†	4,187	67,201
Gulfport Energy Corp.	*	14,004	901,017
Halcon Resources Corp.	*†	35,980	159,391
Hallador Energy Co.		3,197	23,338
Isramco, Inc.	*†	156	19,336
Jones Energy, Inc., Class A	*	1,795	29,456
KiOR, Inc., Class A	*†	11,289	31,835
Knightsbridge Tankers Ltd. (Bermuda)		3,875	39,409
Kodiak Oil & Gas Corp.	*	47,736	575,696
Kosmos Energy Ltd. (Bermuda)	*	17,007	174,832
L&L Energy, Inc.	*†	4,777	6,067
Laredo Petroleum Holdings, Inc.	*	7,513	222,986
Magnum Hunter Resources Corp.	*†	27,341	168,694
Matador Resources Co.	*	8,417	137,450
Midstates Petroleum Co., Inc.	*†	5,381	27,605
Miller Energy Resources, Inc.	*†	4,833	35,088

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Newfield Exploration Co.	*	23,714	$649,052
Nordic American Tankers Ltd. (Norway)	†	12,057	99,350
Northern Oil and Gas, Inc.	*	12,515	180,591
Oasis Petroleum, Inc.	*	16,937	832,115
Panhandle Oil and Gas, Inc., Class A		1,620	45,814
PBF Energy, Inc.	†	4,025	90,361
PDC Energy, Inc.	*	6,258	372,601
Peabody Energy Corp.		48,760	841,110
Penn Virginia Corp.	*	9,218	61,300
PetroQuest Energy, Inc.	*	13,685	54,877
QEP Resources, Inc.		32,522	900,534
Quicksilver Resources, Inc.	*†	22,131	43,598
Renewable Energy Group, Inc.	*	5,520	83,628
Rentech, Inc.		43,798	86,720
Resolute Energy Corp.	*	11,308	94,535
REX American Resources Corp.	*	1,034	31,785
Rex Energy Corp.	*	7,431	165,711
Rosetta Resources, Inc.	*	10,639	579,400
Sanchez Energy Corp.	*†	6,613	174,649
SandRidge Energy, Inc.	*†	86,327	505,876
Scorpio Tankers, Inc. (Monaco)		30,249	295,230
SemGroup Corp., Class A		7,738	441,221
Ship Finance International Ltd. (Norway)	†	10,743	164,046
SM Energy Co.		12,046	929,831
Solazyme, Inc.	*†	7,574	81,572
Stone Energy Corp.	*	9,408	305,101
Swift Energy Co.	*†	7,371	84,177
Synergy Resources Corp.	*	10,554	102,901
Targa Resources Corp.		6,062	442,284
Teekay Corp. (Bermuda)		6,856	293,094
Teekay Tankers Ltd., Class A (Bermuda)		9,900	25,938
Triangle Petroleum Corp.	*	11,688	114,776
Ultra Petroleum Corp.	*†	27,419	564,009
Uranium Energy Corp. (Canada)	*†	13,541	30,467
Ur-Energy, Inc.	*†	19,514	22,636
Vaalco Energy, Inc.	*	12,065	67,323
W&T Offshore, Inc.		5,802	102,811
Warren Resources, Inc.	*	10,845	31,776
Western Refining, Inc.	†	10,072	302,563
Westmoreland Coal Co.	*	1,584	20,877
World Fuel Services Corp.		13,335	497,529
WPX Energy, Inc.	*	36,507	703,125
ZaZa Energy Corp.	*†	22,201	25,531

			21,586,539

Paper & Forest Products—0.4%
Boise Cascade Co.	*	2,264	61,015
Clearwater Paper Corp.	*	3,863	184,535
Deltic Timber Corp.		1,869	121,747
Domtar Corp. (Canada)		5,880	466,990
KapStone Paper and Packaging Corp.		7,086	303,281
Louisiana-Pacific Corp.	*	25,478	448,158
Neenah Paper, Inc.		2,742	107,788
P.H. Glatfelter Co.		8,163	220,972
Resolute Forest Products, Inc. (Canada)	*	13,110	173,314
Schweitzer-Mauduit International, Inc.		5,613	339,755
Wausau Paper Corp.		7,879	102,348

			2,529,903

Personal Products—0.5%
Coty, Inc., Class A	*	9,211	149,310
Elizabeth Arden, Inc.	*	4,409	162,780
Female Health Co. (The)		5,170	51,028
Herbalife Ltd. (Cayman Islands)	†	15,329	1,069,504

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Inter Parfums, Inc.		2,745	$82,323
Lifevantage Corp.	*†	18,012	42,869
Medifast, Inc.	*	2,861	76,932
Nature’s Sunshine Products, Inc.		1,727	32,934
Nu Skin Enterprises, Inc., Class A		10,379	993,686
Nutraceutical International Corp.		1,355	32,168
Prestige Brands Holdings, Inc.	*	9,444	284,453
Revlon, Inc., Class A	*	1,782	49,486
Star Scientific, Inc.	*†	39,623	75,680
Synutra International, Inc.	*†	2,931	15,534
USANA Health Sciences, Inc.	*†	1,221	105,971

			3,224,658

Pharmaceuticals—1.1%
AcelRx Pharmaceuticals, Inc.	*	3,351	36,090
Akorn, Inc.	*	9,982	196,446
Alimera Sciences, Inc.	*†	2,748	10,332
Ampio Pharmaceuticals, Inc.	*†	3,872	29,040
Aratana Therapeutics, Inc.	*	1,066	17,418
Auxilium Pharmaceuticals, Inc.	*	9,100	165,893
AVANIR Pharmaceuticals, Inc., Class A	*	28,713	121,743
BioDelivery Sciences International, Inc.	*	3,972	21,568
Cadence Pharmaceuticals, Inc.	*	9,924	62,620
Cempra, Inc.	*	2,537	29,175
Corcept Therapeutics, Inc.	*	20,997	33,385
Cornerstone Therapeutics, Inc.	*	1,926	18,124
Depomed, Inc.	*	11,672	87,307
Endo Health Solutions, Inc.	*	20,418	927,794
Endocyte, Inc.	*	5,585	74,448
Hi-Tech Pharmacal Co., Inc.		2,404	103,733
Horizon Pharma, Inc.	*†	8,159	27,577
Impax Laboratories, Inc.	*	11,843	242,900
Jazz Pharmaceuticals plc (Ireland)	*	9,389	863,506
Lannett Co., Inc.	*	4,735	103,318
Medicines Co. (The)	*	11,205	375,592
Nektar Therapeutics	*	21,602	225,741
Omeros Corp.	*†	4,721	46,030
Optimer Pharmaceuticals, Inc.	*	8,281	104,341
Pacira Pharmaceuticals, Inc.	*	4,694	225,734
Pernix Therapeutics Holdings	*	2,943	8,034
Pozen, Inc.	*	5,088	29,154
Questcor Pharmaceuticals, Inc.		9,466	549,028
Repros Therapeutics, Inc.	*	4,662	124,942
Sagent Pharmaceuticals, Inc.	*	2,749	56,080
Salix Pharmaceuticals Ltd.	*	11,082	741,164
Santarus, Inc.	*	9,954	224,662
Sciclone Pharmaceuticals, Inc.	*	10,639	53,940
Sucampo Pharmaceuticals, Inc., Class A	*	1,783	11,126
Supernus Pharmaceuticals, Inc.	*†	3,172	23,251
TherapeuticsMD, Inc.	*†	12,456	36,496
ViroPharma, Inc.	*	12,065	474,154
Vivus, Inc.	*†	18,805	175,263
XenoPort, Inc.	*	8,506	48,314
Zogenix, Inc.	*†	22,351	41,573

			6,747,036

Professional Services—1.4%
Acacia Research Corp.		8,726	201,222
Advisory Board Co. (The)	*	6,117	363,839
Barrett Business Services, Inc.		1,514	101,907
CBIZ, Inc.	*	9,278	69,028
CDI Corp.		2,129	32,595
Corporate Executive Board Co. (The)		6,042	438,770
CRA International, Inc.	*	1,427	26,571

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Dun & Bradstreet Corp. (The)		7,113	$738,685
Equifax, Inc.		21,792	1,304,251
Exponent, Inc.		2,267	162,861
Franklin Covey Co.	*	1,232	22,114
FTI Consulting, Inc.	*	7,311	276,356
GP Strategies Corp.	*	2,402	62,981
Heidrick & Struggles International, Inc.		3,000	57,180
Huron Consulting Group, Inc.	*	4,045	212,808
ICF International, Inc.	*	3,982	141,003
Insperity, Inc.		3,965	149,084
Kelly Services, Inc., Class A		4,508	87,771
Kforce, Inc.		4,102	72,564
Korn/Ferry International	*	8,421	180,209
Manpowergroup, Inc.		13,997	1,018,142
Mistras Group, Inc.	*	3,345	56,865
National Technical Systems, Inc.	*	1,124	25,683
Navigant Consulting, Inc.	*	8,005	123,757
Odyssey Marine Exploration, Inc.	*†	14,969	45,057
On Assignment, Inc.	*	7,893	260,469
Pendrell Corp.	*	26,471	51,354
Resources Connection, Inc.		6,845	92,887
Robert Half International, Inc.		25,189	983,127
RPX Corp.	*	5,414	94,907
Towers Watson & Co., Class A		11,527	1,232,928
TrueBlue, Inc.	*	7,816	187,662
VSE Corp.		653	30,658
WageWorks, Inc.	*	4,709	237,569

			9,142,864

Real Estate Investment Trusts (REITs)—7.7%
Acadia Realty Trust REIT		10,332	254,994
AG Mortgage Investment Trust, Inc. REIT		4,573	76,003
Agree Realty Corp. REIT		2,737	82,603
Alexander’s, Inc. REIT		383	109,584
Alexandria Real Estate Equities, Inc. REIT		12,892	823,154
American Assets Trust, Inc. REIT		5,602	170,917
American Campus Communities, Inc. REIT		18,601	635,224
American Capital Mortgage Investment Corp. REIT		10,062	198,825
American Homes 4 Rent, Class A REIT	*	8,177	132,059
American Realty Capital Properties, Inc. REIT		28,107	342,905
American Residential Properties, Inc. REIT	*	2,190	38,566
AmREIT, Inc. REIT		4,135	71,742
Anworth Mortgage Asset Corp. REIT		27,380	132,245
Apartment Investment & Management Co., Class A REIT		26,356	736,387
Apollo Commercial Real Estate Finance, Inc. REIT		6,767	103,332
Apollo Residential Mortgage, Inc. REIT		5,862	85,527
Ares Commercial Real Estate Corp. REIT		4,696	58,371
Armada Hoffler Properties, Inc. REIT		3,047	30,196
ARMOUR Residential REIT, Inc. REIT		65,367	274,541
Ashford Hospitality Trust, Inc. REIT		10,729	132,396
Associated Estates Realty Corp. REIT	†	11,260	167,887
Aviv REIT, Inc. REIT		1,842	41,998
BioMed Realty Trust, Inc. REIT		33,948	631,093
Brandywine Realty Trust REIT		27,139	357,692
BRE Properties, Inc. REIT		13,552	687,900
Camden Property Trust REIT		15,373	944,517
Campus Crest Communities, Inc. REIT		10,695	115,506
CapLease, Inc. REIT		16,287	138,277
Capstead Mortgage Corp. REIT		17,141	201,750
CBL & Associates Properties, Inc. REIT		29,025	554,377

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cedar Realty Trust, Inc. REIT		13,395	$69,386
Chambers Street Properties REIT	†	45,393	398,551
Chatham Lodging Trust REIT		3,798	67,832
Chesapeake Lodging Trust REIT		8,260	194,440
Chimera Investment Corp. REIT		185,548	564,066
Colonial Properties Trust REIT		15,747	354,150
Colony Financial, Inc. REIT		11,107	221,918
CommonWealth REIT REIT		20,561	450,492
CoreSite Realty Corp. REIT		3,409	115,701
Corporate Office Properties Trust REIT		14,798	341,834
Corrections Corp. of America REIT		20,692	714,909
Cousins Properties, Inc. REIT		29,115	299,593
CubeSmart REIT		24,215	431,996
CyrusOne, Inc. REIT		3,038	57,661
CYS Investments, Inc. REIT		31,116	252,973
DCT Industrial Trust, Inc. REIT		50,665	364,281
DDR Corp. REIT		48,006	754,174
DiamondRock Hospitality Co. REIT		34,477	367,870
Douglas Emmett, Inc. REIT		25,820	605,995
Duke Realty Corp. REIT		57,402	886,287
DuPont Fabros Technology, Inc. REIT	†	11,161	287,619
Dynex Capital, Inc. REIT		9,171	80,430
EastGroup Properties, Inc. REIT		5,650	334,536
Education Realty Trust, Inc. REIT		21,399	194,731
Ellington Residential Mortgage REIT REIT		1,039	15,969
EPR Properties REIT		8,425	410,634
Equity Lifestyle Properties, Inc. REIT		14,798	505,648
Equity One, Inc. REIT		10,911	238,514
Essex Property Trust, Inc. REIT		6,885	1,016,914
Excel Trust, Inc. REIT		7,563	90,756
Extra Space Storage, Inc. REIT		20,010	915,457
Federal Realty Investment Trust REIT		11,807	1,197,820
FelCor Lodging Trust, Inc. REIT	*	23,021	141,809
First Industrial Realty Trust, Inc. REIT		18,522	301,353
First Potomac Realty Trust REIT		11,442	143,826
Franklin Street Properties Corp. REIT		16,006	203,916
Geo Group, Inc. (The) REIT		12,438	413,563
Getty Realty Corp. REIT		4,999	97,131
Gladstone Commercial Corp. REIT		2,393	42,978
Glimcher Realty Trust REIT		24,983	243,584
Government Properties Income Trust REIT		10,092	241,502
Gramercy Property Trust, Inc. REIT	*	11,512	47,775
Hatteras Financial Corp. REIT		17,493	327,294
Healthcare Realty Trust, Inc. REIT		16,628	384,273
Healthcare Trust of America, Inc., Class A REIT		20,683	217,585
Hersha Hospitality Trust REIT		37,283	208,412
Highwoods Properties, Inc. REIT		15,978	564,183
Home Properties, Inc. REIT		10,370	598,867
Hospitality Properties Trust REIT		25,448	720,178
Hudson Pacific Properties, Inc. REIT		8,157	158,654
Inland Real Estate Corp. REIT		16,167	165,388
Invesco Mortgage Capital, Inc. REIT		24,680	379,825
Investors Real Estate Trust REIT		18,364	151,503
iStar Financial, Inc. REIT	*	16,514	198,829
JAVELIN Mortgage Investment Corp. REIT	†	2,138	25,293
Kilroy Realty Corp. REIT		14,491	723,825
Kite Realty Group Trust REIT		16,752	99,339
LaSalle Hotel Properties REIT		17,549	500,497
Lexington Realty Trust REIT		31,172	350,062
Liberty Property Trust REIT		22,837	812,997
LTC Properties, Inc. REIT		6,423	243,946

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Mack-Cali Realty Corp. REIT		15,153	$332,457
Medical Properties Trust, Inc. REIT		26,987	328,432
MFA Financial, Inc. REIT		66,233	493,436
Mid-America Apartment Communities, Inc. REIT		7,570	473,125
Monmouth Real Estate Investment Corp., Class A REIT		7,811	70,846
National Health Investors, Inc. REIT		4,264	242,579
National Retail Properties, Inc. REIT	†	21,399	680,916
New Residential Investment Corp. REIT		46,548	308,148
New York Mortgage Trust, Inc. REIT	†	10,634	66,463
NorthStar Realty Finance Corp. REIT		42,050	390,224
Omega Healthcare Investors, Inc. REIT		20,329	607,227
One Liberty Properties, Inc. REIT	†	1,927	39,080
Parkway Properties, Inc. REIT		7,946	141,200
Pebblebrook Hotel Trust REIT		10,736	308,231
Pennsylvania Real Estate Investment Trust REIT		11,711	218,996
PennyMac Mortgage Investment Trust REIT		11,073	251,136
Physicians Realty Trust REIT	*	1,894	22,955
Piedmont Office Realty Trust, Inc., Class A REIT		29,370	509,863
Post Properties, Inc. REIT		9,480	426,790
Potlatch Corp. REIT		7,237	287,164
PS Business Parks, Inc. REIT		3,177	237,068
RAIT Financial Trust REIT		13,669	96,777
Ramco-Gershenson Properties Trust REIT		11,310	174,287
Rayonier, Inc. REIT		22,791	1,268,319
Redwood Trust, Inc. REIT	†	14,817	291,747
Regency Centers Corp. REIT		16,537	799,564
Resource Capital Corp. REIT		25,000	148,500
Retail Opportunity Investments Corp. REIT		11,134	153,872
Retail Properties of America, Inc., Class A REIT	†	24,528	337,260
Rexford Industrial Realty, Inc. REIT	*	2,728	36,855
RLJ Lodging Trust REIT		22,647	531,978
Rouse Properties, Inc. REIT	†	4,591	94,483
Ryman Hospitality Properties, Inc. REIT	†	8,002	276,149
Sabra Health Care REIT, Inc. REIT		6,872	158,125
Saul Centers, Inc. REIT		1,580	73,075
Select Income REIT REIT		4,354	112,333
Senior Housing Properties Trust REIT		34,184	797,855
Silver Bay Realty Trust Corp. REIT		3,004	47,043
Sovran Self Storage, Inc. REIT		5,793	438,414
Spirit Realty Capital, Inc. REIT		65,366	600,060
STAG Industrial, Inc. REIT		6,959	140,015
Starwood Property Trust, Inc. REIT		34,451	825,790
Strategic Hotels & Resorts, Inc. REIT	*	33,776	293,176
Summit Hotel Properties, Inc. REIT		11,215	103,066
Sun Communities, Inc. REIT		6,187	263,690
Sunstone Hotel Investors, Inc. REIT		28,035	357,166
Tanger Factory Outlet Centers, Inc. REIT		17,092	558,054
Taubman Centers, Inc. REIT		11,508	774,603
Terreno Realty Corp. REIT		5,103	90,629
Two Harbors Investment Corp. REIT		64,196	623,343
UMH Properties, Inc. REIT		3,071	30,495
Universal Health Realty Income Trust REIT		2,317	97,013
Urstadt Biddle Properties, Inc., Class A REIT		4,932	98,048
Washington Real Estate Investment Trust REIT		12,190	308,041

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Weingarten Realty Investors REIT		22,046	$646,609
Western Asset Mortgage Capital Corp. REIT	†	4,020	64,280
Whitestone REIT		2,644	38,946
Winthrop Realty Trust REIT		5,324	59,363
WP Carey, Inc. REIT	†	10,388	672,104
ZAIS Financial Corp. REIT	†	962	16,691

			48,776,246

Real Estate Management & Development—0.6%
Alexander & Baldwin, Inc.	*	7,495	269,970
Altisource Residential Corp. (Virgin Islands, U.S.)		3,969	91,208
AV Homes, Inc.	*	1,495	26,103
Consolidated-Tomoka Land Co.		1,195	45,995
Forest City Enterprises, Inc., Class A	*	28,363	537,195
Forestar Group, Inc.	*	6,325	136,177
Howard Hughes Corp. (The)	*	7,134	801,648
Jones Lang LaSalle, Inc.		7,972	695,956
Kennedy-Wilson Holdings, Inc.		8,945	166,019
Realogy Holdings Corp.	*	21,794	937,578
St. Joe Co. (The)	*†	11,522	226,062
Tejon Ranch Co.	*	2,591	79,906
Thomas Properties Group, Inc.		7,411	49,802

			4,063,619

Road & Rail—0.8%
AMERCO		1,307	240,658
Arkansas Best Corp.		4,354	111,767
Avis Budget Group, Inc.	*	19,534	563,165
Celadon Group, Inc.		4,371	81,607
Con-way, Inc.		9,863	424,997
Genesee & Wyoming, Inc., Class A	*	7,702	716,055
Heartland Express, Inc.		8,826	125,241
Knight Transportation, Inc.		10,752	177,623
Landstar System, Inc.		8,268	462,843
Marten Transport Ltd.		3,709	63,609
Old Dominion Freight Line, Inc.	*	12,723	585,131
Patriot Transportation Holding, Inc.	*	1,038	35,115
Quality Distribution, Inc.	*	5,838	53,943
Roadrunner Transportation Systems, Inc.	*	2,955	83,449
Ryder System, Inc.		9,486	566,314
Saia, Inc.	*	4,169	129,989
Swift Transportation Co.	*	15,398	310,886
Universal Truckload Services, Inc.		1,615	43,056
Werner Enterprises, Inc.		8,408	196,159
YRC Worldwide, Inc.	*†	1,506	25,421

			4,997,028

Semiconductors & Semiconductor Equipment—2.5%
Advanced Energy Industries, Inc.	*	7,214	126,389
Advanced Micro Devices, Inc.	*†	110,379	419,440
Alpha & Omega Semiconductor Ltd.	*	2,749	23,119
Ambarella, Inc.	*	3,046	59,458
Amkor Technology, Inc.	*	12,795	54,891
ANADIGICS, Inc.	*	15,184	29,912
Applied Micro Circuits Corp.	*	11,626	149,975
Atmel Corp.	*	76,917	572,262
ATMI, Inc.	*	5,396	143,102
Axcelis Technologies, Inc.	*	20,883	44,063
Brooks Automation, Inc.		11,493	107,000
Cabot Microelectronics Corp.	*	4,276	164,712
Cavium, Inc.	*	9,259	381,471
Ceva, Inc.	*	3,801	65,567
Cirrus Logic, Inc.	*†	11,941	270,822

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Cohu, Inc.		4,103	$44,764
Cree, Inc.	*	21,303	1,282,228
Cypress Semiconductor Corp.	*	25,402	237,255
Diodes, Inc.	*	6,017	147,416
DSP Group, Inc.	*	4,251	29,970
Entegris, Inc.	*	25,104	254,806
Entropic Communications, Inc.	*	14,187	62,139
Exar Corp.	*	7,230	96,954
Fairchild Semiconductor International, Inc.	*	22,826	317,053
First Solar, Inc.	*	11,991	482,158
FormFactor, Inc.	*	11,437	78,458
Freescale Semiconductor Ltd.	*	9,239	153,829
GSI Technology, Inc.	*	3,251	22,855
GT Advanced Technologies, Inc.	*†	23,592	200,768
Hittite Microwave Corp.	*	5,664	370,142
Inphi Corp.	*	4,292	57,642
Integrated Device Technology, Inc.	*	24,178	227,757
Integrated Silicon Solution, Inc.	*	4,746	51,684
Intermolecular, Inc.	*	2,026	11,163
International Rectifier Corp.	*	12,910	319,781
Intersil Corp., Class A		21,458	240,973
IXYS Corp.		3,270	31,555
Kopin Corp.	*	10,484	42,251
Lattice Semiconductor Corp.	*	22,371	99,775
LSI Corp.		99,993	781,945
LTX-Credence Corp.	*	8,847	58,213
M/A-COM Technology Solutions Holdings, Inc.	*	1,263	21,496
MaxLinear, Inc., Class A	*	3,663	30,366
Micrel, Inc.		7,091	64,599
Microsemi Corp.	*	17,114	415,015
Mindspeed Technologies, Inc.	*†	9,324	28,345
MKS Instruments, Inc.		9,254	246,064
Monolithic Power Systems, Inc.		7,140	216,199
MoSys, Inc.	*	9,117	33,915
Nanometrics, Inc.	*	3,660	58,999
NeoPhotonics Corp.	*	2,624	19,391
NVE Corp.	*	771	39,352
OmniVision Technologies, Inc.	*	9,688	148,323
ON Semiconductor Corp.	*	80,241	585,759
PDF Solutions, Inc.	*	4,882	103,743
Peregrine Semiconductor Corp.	*†	4,359	39,100
Pericom Semiconductor Corp.	*	5,204	40,591
Photronics, Inc.	*	11,167	87,438
PLX Technology, Inc.	*	8,946	53,855
PMC - Sierra, Inc.	*	37,964	251,322
Power Integrations, Inc.		5,006	271,075
Rambus, Inc.	*	19,057	179,136
RF Micro Devices, Inc.	*	51,143	288,447
Rubicon Technology, Inc.	*†	2,802	33,932
Rudolph Technologies, Inc.	*	5,424	61,834
Semtech Corp.	*	11,657	349,593
Sigma Designs, Inc.	*	8,818	49,293
Silicon Image, Inc.	*	13,062	69,751
Silicon Laboratories, Inc.	*	7,560	322,888
Skyworks Solutions, Inc.	*	33,870	841,331
Spansion, Inc., Class A	*	9,327	94,109
SunEdison, Inc.	*	46,995	374,550
SunPower Corp.	*†	7,788	203,734
Supertex, Inc.		1,876	47,538
Synaptics, Inc.	*	5,652	250,271
Teradyne, Inc.	*	33,311	550,298
Tessera Technologies, Inc.		9,035	174,827

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
TriQuint Semiconductor, Inc.	*	29,317	$238,347
Ultra Clean Holdings, Inc.	*	6,562	45,343
Ultratech, Inc.	*	4,638	140,531
Veeco Instruments, Inc.	*	6,738	250,856
Volterra Semiconductor Corp.	*	3,597	82,731

			15,720,004

Software—4.0%
Accelrys, Inc.	*	9,479	93,463
ACI Worldwide, Inc.	*	6,956	376,041
Actuate Corp.	*	9,173	67,422
Advent Software, Inc.		6,076	192,913
American Software, Inc., Class A		3,570	30,488
ANSYS, Inc.	*	16,843	1,457,256
Aspen Technology, Inc.	*	16,365	565,411
AVG Technologies NV (Netherlands)	*	3,792	90,780
Blackbaud, Inc.		7,888	307,947
Bottomline Technologies de, Inc.	*	6,276	174,975
BroadSoft, Inc.	*	4,735	170,602
Cadence Design Systems, Inc.	*	50,134	676,809
Callidus Software, Inc.	*	7,373	67,610
CommVault Systems, Inc.	*	8,249	724,510
Compuware Corp.		37,107	415,598
Comverse, Inc.	*	3,789	121,059
Concur Technologies, Inc.	*†	8,442	932,841
Cyan, Inc.	*†	1,292	12,985
Digimarc Corp.		993	20,059
Ebix, Inc.	†	6,537	64,978
Ellie Mae, Inc.	*	4,322	138,347
Epiq Systems, Inc.		4,681	61,883
ePlus, Inc.		596	30,801
FactSet Research Systems, Inc.	†	7,783	849,125
Fair Isaac Corp.		6,143	339,585
FleetMatics Group plc (Ireland)	*	2,761	103,676
Fortinet, Inc.	*	23,824	482,674
Gigamon, Inc.	*	1,252	48,377
Glu Mobile, Inc.	*†	8,971	25,029
Guidance Software, Inc.	*	2,669	24,208
Guidewire Software, Inc.	*	7,692	362,370
Imperva, Inc.	*	3,842	161,441
Infoblox, Inc.	*	9,240	386,417
Informatica Corp.	*	19,496	759,759
Interactive Intelligence Group, Inc.	*	2,618	166,217
Jive Software, Inc.	*	6,532	81,650
Manhattan Associates, Inc.	*	3,333	318,135
Mentor Graphics Corp.		17,566	410,517
MICROS Systems, Inc.	*	13,940	696,164
MicroStrategy, Inc., Class A	*	1,531	158,857
Mitek Systems, Inc.	*†	3,615	18,726
Model N, Inc.	*†	1,301	12,880
Monotype Imaging Holdings, Inc.		6,389	183,109
Netscout Systems, Inc.	*	6,836	174,796
NetSuite, Inc.	*	6,216	670,955
Nuance Communications, Inc.	*	46,251	864,662
Pegasystems, Inc.		2,969	118,196
Progress Software Corp.	*	9,932	257,040
Proofpoint, Inc.	*	3,579	114,957
PROS Holdings, Inc.	*	3,855	131,802
PTC, Inc.	*	21,352	607,037
QAD, Inc., Class A		986	13,449
Qlik Technologies, Inc.	*	15,519	531,371
Qualys, Inc.	*	3,457	73,945
Rally Software Development Corp.	*	1,100	32,956
RealPage, Inc.	*	8,084	187,225

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Rosetta Stone, Inc.	*	2,755	$44,714
Rovi Corp.	*	17,764	340,536
Sapiens International Corp. NV (Israel)		3,979	24,073
SeaChange International, Inc.	*	5,522	63,337
ServiceNow, Inc.	*	14,318	743,820
Silver Spring Networks, Inc.	*†	944	16,359
SolarWinds, Inc.	*	12,044	422,263
Solera Holdings, Inc.		12,286	649,561
Sourcefire, Inc.	*	5,383	408,677
Splunk, Inc.	*	18,515	1,111,641
SS&C Technologies Holdings, Inc.	*	10,671	406,565
Synchronoss Technologies, Inc.	*	5,012	190,757
Synopsys, Inc.	*	27,873	1,050,812
Tableau Software, Inc., Class A	*	1,494	106,433
Take-Two Interactive Software, Inc.	*	15,130	274,761
Tangoe, Inc.	*†	4,906	117,057
TeleCommunication Systems, Inc., Class A	*	7,640	18,794
TeleNav, Inc.	*	4,267	24,919
TIBCO Software, Inc.	*	29,717	760,458
TiVo, Inc.	*	22,968	285,722
Tyler Technologies, Inc.	*	5,512	482,135
Ultimate Software Group, Inc. (The)	*	5,037	742,454
VASCO Data Security International, Inc.	*	4,225	33,335
Verint Systems, Inc.	*	9,660	358,000
VirnetX Holding Corp.	*†	7,740	157,896
Vringo, Inc.	*†	10,670	30,730
Zynga, Inc., Class A	*	107,050	393,944

			25,421,838

Specialty Retail—3.5%
Aaron’s, Inc.		13,685	379,074
Abercrombie & Fitch Co., Class A		14,262	504,447
Aeropostale, Inc.	*†	13,291	124,935
American Eagle Outfitters, Inc.		33,797	472,820
America’s Car-Mart, Inc.	*	1,569	70,777
ANN, Inc.	*	8,527	308,848
Asbury Automotive Group, Inc.	*	5,664	301,325
Ascena Retail Group, Inc.	*	22,135	441,150
AutoNation, Inc.	*	9,272	483,720
Barnes & Noble, Inc.	*	6,505	84,175
bebe stores, Inc.		4,090	24,908
Big 5 Sporting Goods Corp.		2,416	38,849
Body Central Corp.	*	2,618	15,970
Brown Shoe Co., Inc.		7,388	173,396
Buckle, Inc. (The)	†	4,843	261,764
Cabela’s, Inc.	*	8,571	540,230
Cato Corp. (The), Class A		4,713	131,870
Chico’s FAS, Inc.		29,738	495,435
Children’s Place Retail Stores, Inc. (The)	*	4,359	252,212
Christopher & Banks Corp.	*	5,820	41,962
Citi Trends, Inc.	*	3,282	57,369
Conn’s, Inc.	*	3,845	192,404
CST Brands, Inc.		11,057	329,498
Destination Maternity Corp.		2,707	86,083
Destination XL Group, Inc.	*	8,855	57,292
Dick’s Sporting Goods, Inc.		17,815	950,965
DSW, Inc., Class A		6,204	529,325
Express, Inc.	*	14,912	351,774
Finish Line, Inc. (The), Class A		8,506	211,544
Five Below, Inc.	*†	6,097	266,744
Foot Locker, Inc.		26,629	903,788
Francesca’s Holdings Corp.	*†	7,474	139,315
GameStop Corp., Class A		21,439	1,064,446
Genesco, Inc.	*	4,126	270,583

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
GNC Holdings, Inc., Class A		17,756	$970,010
Group 1 Automotive, Inc.		4,050	314,604
Guess?, Inc.		10,555	315,067
Haverty Furniture Cos., Inc.		3,359	82,396
hhgregg, Inc.	*	2,033	36,411
Hibbett Sports, Inc.	*†	4,471	251,047
Jos A. Bank Clothiers, Inc.	*	4,778	210,041
Kirkland’s, Inc.	*	2,193	40,439
Lithia Motors, Inc., Class A		4,128	301,179
Lumber Liquidators Holdings, Inc.	*	4,940	526,851
MarineMax, Inc.	*	3,026	36,917
Mattress Firm Holding Corp.	*†	2,112	67,162
Men’s Wearhouse, Inc. (The)		8,766	298,482
Monro Muffler Brake, Inc.		5,285	245,700
New York & Co., Inc.	*	3,724	21,525
Office Depot, Inc.	*	44,181	213,394
OfficeMax, Inc.		16,705	213,657
Pacific Sunwear of California, Inc.	*	7,414	22,242
Penske Automotive Group, Inc.		7,830	334,576
Pep Boys-Manny, Moe & Jack (The)	*	10,379	129,426
Pier 1 Imports, Inc.		16,834	328,600
RadioShack Corp.	*†	19,631	66,942
Rent-A-Center, Inc.		10,379	395,440
Restoration Hardware Holdings, Inc.	*	2,983	188,973
rue21 inc	*	2,390	96,413
Sally Beauty Holdings, Inc.	*	30,868	807,507
Sears Hometown and Outlet Stores, Inc.	*	1,371	43,529
Select Comfort Corp.	*	9,396	228,793
Shoe Carnival, Inc.		2,174	58,720
Signet Jewelers Ltd. (Bermuda)		14,392	1,031,187
Sonic Automotive, Inc., Class A		7,614	181,213
Stage Stores, Inc.		6,014	115,469
Stein Mart, Inc.		5,811	79,727
Systemax, Inc.		1,358	12,589
Tile Shop Holdings, Inc.	*	2,923	86,199
Tilly’s, Inc., Class A	*	1,567	22,737
Trans World Entertainment Corp.		1,749	8,098
Ulta Salon Cosmetics & Fragrance, Inc.	*	11,530	1,377,374
Urban Outfitters, Inc.	*	19,444	714,956
Vitamin Shoppe, Inc.	*	5,259	230,081
West Marine, Inc.	*	3,373	41,151
Wet Seal, Inc. (The), Class A	*	18,979	74,587
Williams-Sonoma, Inc.		17,709	995,246
Winmark Corp.		356	26,241
Zale Corp.	*	5,195	78,964
Zumiez, Inc.	*	3,482	95,877

			22,576,736

Textiles, Apparel & Luxury Goods—1.3%
American Apparel, Inc.	*†	9,346	12,150
Carter’s, Inc.		10,702	812,175
Columbia Sportswear Co.	†	2,090	125,881
Crocs, Inc.	*	15,828	215,419
Culp, Inc.		1,780	33,304
Deckers Outdoor Corp.	*	6,235	411,011
Fifth & Pacific Cos., Inc.	*	21,977	552,282
Fossil Group, Inc.	*	9,098	1,057,551
G-III Apparel Group Ltd.	*	2,773	151,378
Hanesbrands, Inc.		17,848	1,112,109
Iconix Brand Group, Inc.	*	10,387	345,056
Jones Group, Inc. (The)		13,671	205,202
Maidenform Brands, Inc.	*	3,598	84,517
Movado Group, Inc.		2,952	129,150
Oxford Industries, Inc.		2,482	168,726

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Perry Ellis International, Inc.		2,045	$38,528
Quiksilver, Inc.	*	22,620	159,019
RG Barry Corp.		1,580	29,878
Skechers U.S.A., Inc., Class A	*	7,438	231,396
Steven Madden Ltd.	*	7,089	381,601
Tumi Holdings, Inc.	*	8,914	179,617
Under Armour, Inc., Class A	*	15,103	1,199,933
Unifi, Inc.	*	3,223	75,289
Vera Bradley, Inc.	*†	3,595	73,913
Wolverine World Wide, Inc.		9,192	535,250

			8,320,335

Thrifts & Mortgage Finance—1.3%
Astoria Financial Corp.		15,208	189,188
Banc of California, Inc.		3,678	50,867
Bank Mutual Corp.		9,174	57,521
BankFinancial Corp.		3,338	29,775
BBX Capital Corp., Class A	*	1,182	16,985
Beneficial Mutual Bancorp, Inc.	*	7,279	72,572
Berkshire Hills Bancorp, Inc.		4,121	103,478
BofI Holding, Inc.	*	2,021	131,082
Brookline Bancorp, Inc.		13,692	128,842
Capitol Federal Financial, Inc.		26,548	329,992
Charter Financial Corp.		5,539	59,821
Clifton Savings Bancorp, Inc.		1,464	18,139
Dime Community Bancshares, Inc.		5,399	89,893
Doral Financial Corp. (Puerto Rico)	*	1,389	26,502
ESB Financial Corp.		2,032	25,908
ESSA Bancorp, Inc.		2,018	21,028
EverBank Financial Corp.		14,911	223,367
Federal Agricultural Mortgage Corp., Class C		2,090	69,764
First Defiance Financial Corp.		1,548	36,208
First Financial Northwest, Inc.		4,938	51,503
Flagstar Bancorp, Inc.	*	3,160	46,642
Fox Chase Bancorp, Inc.		2,827	49,190
Franklin Financial Corp.		2,537	48,102
Hingham Institution for Savings		216	15,101
Home Bancorp, Inc.	*	1,026	18,530
Home Loan Servicing Solutions Ltd. (Cayman Islands)		12,248	269,578
HomeStreet, Inc.		1,829	35,300
Hudson City Bancorp, Inc.		95,335	862,782
Kearny Financial Corp.	*	3,008	30,742
Meridian Interstate Bancorp, Inc.	*	2,252	49,071
Meta Financial Group, Inc.		883	33,554
MGIC Investment Corp.	*	59,562	433,611
NASB Financial, Inc.	*	529	14,510
Nationstar Mortgage Holdings, Inc.	*†	3,560	200,179
Northfield Bancorp, Inc.		9,591	116,435
Northwest Bancshares, Inc.		16,950	224,079
OceanFirst Financial Corp.		3,947	66,744
Ocwen Financial Corp.	*	18,551	1,034,589
Oritani Financial Corp.		8,540	140,568
PennyMac Financial Services, Inc., Class A	*	2,032	38,181
People’s United Financial, Inc.		55,176	793,431
Provident Financial Holdings, Inc.		1,454	24,151
Provident Financial Services, Inc.		11,086	179,704
Provident New York Bancorp		7,594	82,699
Radian Group, Inc.		31,780	442,695
Rockville Financial, Inc.		4,636	60,268
Roma Financial Corp.	*	660	12,269
Territorial Bancorp, Inc.		1,756	38,579
TFS Financial Corp.	*	13,499	161,583

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Tree.com, Inc.		1,518	$39,863
TrustCo Bank Corp. NY		15,928	94,931
United Community Financial Corp./OH	*	6,335	24,643
United Financial Bancorp, Inc.		3,096	50,062
Walker & Dunlop, Inc.	*	2,337	37,182
Washington Federal, Inc.		19,186	396,766
Waterstone Financial, Inc.	*	1,236	12,545
Westfield Financial, Inc.		3,887	27,442
WSFS Financial Corp.		1,181	71,155

			8,009,891

Tobacco—0.1%
Alliance One International, Inc.	*	16,723	48,664
Universal Corp.		4,071	207,336
Vector Group Ltd.	†	10,414	167,664

			423,664

Trading Companies & Distributors—1.0%
Aceto Corp.		4,950	77,319
Air Lease Corp.		12,527	346,497
Aircastle Ltd.		12,914	224,833
Applied Industrial Technologies, Inc.		7,497	386,095
Beacon Roofing Supply, Inc.	*	8,899	328,106
BlueLinx Holdings, Inc.	*	7,803	15,216
CAI International, Inc.	*	2,855	66,436
DXP Enterprises, Inc.	*	1,553	122,640
Edgen Group, Inc.	*	2,913	22,139
GATX Corp.		8,113	385,530
H&E Equipment Services, Inc.	*	4,924	130,781
HD Supply Holdings, Inc.	*	9,913	217,789
Houston Wire & Cable Co.		3,458	46,579
Kaman Corp.		4,556	172,490
MRC Global, Inc.	*	15,142	405,806
MSC Industrial Direct Co., Inc., Class A		8,612	700,586
Rush Enterprises, Inc., Class A	*	5,884	155,985
TAL International Group, Inc.	†	5,738	268,137
Textainer Group Holdings Ltd. (Bermuda)	†	4,142	156,858
Titan Machinery, Inc.	*†	2,896	46,539
United Rentals, Inc.	*	17,008	991,396
Watsco, Inc.		4,579	431,662
WESCO International, Inc.	*	8,008	612,852

			6,312,271

Transportation Infrastructure—0.0%
Wesco Aircraft Holdings, Inc.	*	6,864	143,664

Water Utilities—0.4%
American States Water Co.		7,394	203,779
American Water Works Co., Inc.		32,130	1,326,326
Aqua America, Inc.		31,350	775,286
Artesian Resources Corp., Class A		1,201	26,722
California Water Service Group		9,216	187,269
Connecticut Water Service, Inc.		2,093	67,311
Consolidated Water Co. Ltd. (Cayman Islands)		2,318	34,701
Middlesex Water Co.		2,518	53,860
Pure Cycle Corp.	*†	2,739	12,654
SJW Corp.		2,960	82,939
York Water Co.		2,142	42,990

			2,813,837

Wireless Telecommunication Services—0.2%
Boingo Wireless, Inc.	*	3,174	22,218
Leap Wireless International, Inc.	*	10,198	161,026
NII Holdings, Inc.	*†	29,822	181,020

Vantagepoint Mid/Small Company Index Fund
	Shares	Value
COMMON STOCKS—(Continued)
NTELOS Holdings Corp.	2,906	$54,633
Shenandoah Telecommunications Co.	4,013	96,713
Telephone & Data Systems, Inc.	16,413	485,004
United States Cellular Corp.	2,164	98,527
USA Mobility, Inc.	3,582	50,721

		1,149,862

TOTAL COMMON STOCKS (Cost $473,914,154)		629,522,101

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.1%
U.S. Treasury Bills—0.1%
U.S. Treasury Bill 0.008% (Cost $509,991)	12/05/2013	‡‡	$510,000	509,999

			Shares	Value
RIGHTS—0.0%
Machinery—0.0%
Gerber Scientific, Inc.		*‡d	3,478	—

Pharmaceuticals—0.0%
Forest Laboratories, Inc.		*‡	2,916	1,604

Textiles, Apparel & Luxury Goods—0.0%
Mossimo, Inc.		*‡d	2,807	—

TOTAL RIGHTS (Cost $–)				1,604

WARRANTS—0.0%
Communications Equipment—0.0%
Pegasus Wireless Corp.		*‡d	200	—

Oil, Gas & Consumable Fuels—0.0%
Magnum Hunter Resources Corp., Expires 10/14/2013, Strike $10.50		*‡	2,734	2,461

Real Estate Management & Development—0.0%
Tejon Ranch Co., Expires 08/31/2016, Strike $40.00		*	382	1,054

TOTAL WARRANTS (Cost $–)				3,515

MONEY MARKET FUNDS—8.2%
Institutional Money Market Funds—8.2%
Dreyfus Institutional Cash Advantage Fund, 0.06%		††¥	7,000,000	7,000,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%			¥9,477,372	9,477,372
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		††¥	9,002,440	9,002,440
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%		††¥	9,000,000	9,000,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%		††¥	6,000,000	6,000,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%		††¥	7,000,000	7,000,000

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Mid/Small Company Index Fund
			Shares	Value
MONEY MARKET FUNDS—(Continued)
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	†	†	¥5,000,000	$5,000,000

TOTAL MONEY MARKET FUNDS (Cost $52,479,812)				52,479,812

TOTAL INVESTMENTS—107.1% (Cost $526,903,957)				682,517,031
Other assets less liabilities—(7.1%)				(45,467,211)

NET ASSETS—100.0%				$637,049,820

Legend to the Schedule of Investments:

REIT	Real Estate Investment Trust

*	Non-income producing.
†	Denotes all or a portion of the security on loan.
d	Security has no market value at September 30, 2013.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—96.8%
Australia—7.7%
AGL Energy Ltd.	†	12,177	$175,409
ALS Ltd.	†	9,199	90,111
Alumina Ltd.	*†	55,712	53,238
Amcor Ltd.		25,787	251,593
AMP Ltd.		64,050	275,718
APA Group		17,076	95,141
Asciano Ltd.		20,252	110,329
ASX Ltd.		4,313	138,883
Aurizon Holdings Ltd.		43,743	191,124
Australia & New Zealand Banking Group Ltd.		60,423	1,737,304
Bendigo and Adelaide Bank Ltd.	†	9,416	88,100
BHP Billiton Ltd.		70,648	2,350,651
Boral Ltd.	†	17,810	79,930
Brambles Ltd.		33,965	288,834
Caltex Australia Ltd.		2,894	50,000
CFS Retail Property Trust Group REIT		47,514	88,851
Coca-Cola Amatil Ltd.		11,996	137,380
Cochlear Ltd.		1,128	63,711
Commonwealth Bank of Australia		35,397	2,352,490
Computershare Ltd.		10,442	96,727
Crown Ltd.		9,289	134,868
CSL Ltd.		10,770	642,840
Dexus Property Group REIT		114,468	107,153
Echo Entertainment Group Ltd.		19,164	49,657
Federation Centres Ltd. REIT		29,361	62,618
Flight Centre Ltd.		1,102	49,695
Fortescue Metals Group Ltd.	†	34,217	152,397
Goodman Group REIT		36,901	168,149
GPT Group REIT		38,412	124,630
Harvey Norman Holdings Ltd.	†	10,998	32,685
Iluka Resources Ltd.	†	8,956	96,046
Incitec Pivot Ltd.		36,840	92,499
Insurance Australia Group Ltd.		44,443	243,630
Leighton Holdings Ltd.		3,887	69,877
Lend Lease Group		10,998	104,301
Macquarie Group Ltd.		6,662	298,466
Metcash Ltd.		16,948	50,635
Mirvac Group REIT		80,365	130,648
National Australia Bank Ltd.		51,609	1,653,613
Newcrest Mining Ltd.		17,344	190,750
Orica Ltd.		7,640	143,146
Origin Energy Ltd.		23,882	314,476
Qantas Airways Ltd.	*	24,422	33,667
QBE Insurance Group Ltd.		25,999	356,052
Ramsay Health Care Ltd.		2,635	89,001
Rio Tinto Ltd.		9,669	559,679
Santos Ltd.		21,571	303,974
Seek Ltd.		6,515	72,251
Sonic Healthcare Ltd.		7,976	120,474
SP AusNet		35,545	39,808
Stockland REIT		48,775	176,306
Suncorp Group Ltd.		28,036	342,868
Sydney Airport		4,120	15,113
Tabcorp Holdings Ltd.		17,824	54,565
Tatts Group Ltd.		29,615	85,660
Telstra Corp. Ltd.		96,860	449,449
Toll Holdings Ltd.		13,967	76,077
Transurban Group		30,231	191,917
Treasury Wine Estates Ltd.		12,953	53,485
Wesfarmers Ltd.		22,250	854,765
Westfield Group REIT		47,040	483,399

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Westfield Retail Trust REIT		65,659	$182,012
Westpac Banking Corp.		68,313	2,088,112
Whitehaven Coal Ltd.	*	8,680	16,293
Woodside Petroleum Ltd.		14,636	523,729
Woolworths Ltd.		27,470	897,670
WorleyParsons Ltd.		4,768	108,395

			21,803,024

Austria—0.3%
Andritz AG		1,731	101,869
Erste Group Bank AG		5,834	184,364
IMMOFINANZ AG	*	22,198	96,907
OMV AG		3,271	161,519
Raiffeisen Bank International AG	†	930	30,444
Telekom Austria AG		4,876	40,826
Verbund AG	†	1,308	29,597
Vienna Insurance Group AG Wiener Versicherung Gruppe		952	48,892
Voestalpine AG		2,547	121,762

			816,180

Belgium—1.1%
Ageas		5,094	206,415
Anheuser-Busch InBev NV		17,688	1,754,609
Belgacom SA		3,304	87,876
Colruyt SA	†	1,560	86,537
Delhaize Group SA		2,269	143,001
Groupe Bruxelles Lambert SA		1,702	144,896
Groupe Bruxelles Lambert SA STRIP VVPR	*‡d	127	—
KBC Groep NV		5,054	248,666
Solvay SA	†	1,276	191,379
Telenet Group Holding NV		1,140	56,719
UCB SA		2,456	149,470
Umicore SA		2,564	124,505

			3,194,073

Bermuda—0.1%
Seadrill Ltd.		8,376	376,193

China—0.0%
AAC Technologies Holdings, Inc.	†	14,957	68,192
Yangzijiang Shipbuilding Holdings Ltd.		34,000	29,708

			97,900

Denmark—1.1%
A.P. Moller—Maersk A/S, Class A		12	103,733
A.P. Moller—Maersk A/S, Class B		29	266,022
Carlsberg A/S, Class B		2,349	242,095
Coloplast A/S, Class B		2,270	129,292
Danske Bank A/S	*	14,344	309,326
DSV A/S		3,830	108,682
Novo Nordisk A/S, Class B		8,754	1,482,616
Novozymes A/S, Class B		5,104	195,342
TDC A/S		16,300	138,004
Tryg A/S		491	45,231
William Demant Holding A/S	*	482	44,561

			3,064,904

Finland—0.8%
Elisa Oyj		2,840	67,817
Fortum Oyj	†	9,289	209,681
Kesko Oyj, Class B		1,238	37,184
Kone Oyj, Class B		3,400	303,696
Metso Oyj	†	2,591	101,826

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Neste Oil Oyj		3,215	$71,157
Nokia Oyj	*†	81,592	533,769
Nokian Renkaat Oyj		2,497	126,953
Orion Oyj, Class B	†	2,366	59,702
Pohjola Bank plc, Class A		3,375	56,246
Sampo, Class A		9,333	401,473
Stora Enso Oyj, Class R		11,073	93,897
UPM-Kymmene Oyj		10,914	151,008
Wartsila Oyj Abp		3,825	173,030

			2,387,439

France—9.4%
Accor SA		3,556	147,770
Aeroports de Paris		710	74,342
Air Liquide SA		6,899	961,290
Alstom SA		4,650	165,495
Arkema SA		1,446	161,136
AtoS		1,248	97,446
AXA SA		39,568	918,327
BNP Paribas SA		21,897	1,481,211
Bouygues SA		4,268	156,228
Bureau Veritas SA	†	4,918	155,236
Cap Gemini SA		3,000	178,407
Carrefour SA		13,115	449,841
Casino Guichard Perrachon SA		1,263	130,191
CGG	*	3,682	84,878
Christian Dior SA		1,168	229,236
Cie de Saint-Gobain		8,665	430,065
Cie Generale des Etablissements Michelin		4,066	450,927
CNP Assurances		3,589	64,679
Credit Agricole SA	*	22,015	242,752
Danone SA		12,605	949,077
Dassault Systemes SA		1,307	174,449
Edenred	†	4,650	151,072
Electricite de France SA		5,483	173,438
Essilor International SA		4,528	486,988
Eurazeo SA		672	43,176
European Aeronautic Defence and Space Co. NV		12,868	819,977
Eutelsat Communications SA		3,163	99,969
Fonciere Des Regions REIT		530	43,951
GDF Suez		28,708	719,588
Gecina SA REIT		463	59,212
Groupe Eurotunnel SA (Registered)		12,467	113,612
ICADE REIT		860	78,515
Iliad SA		485	113,133
Imerys SA		759	52,994
JCDecaux SA		1,204	44,316
Kering		1,685	377,611
Klepierre REIT		2,095	90,857
Lafarge SA		4,083	284,897
Lagardere SCA		2,409	78,240
Legrand SA		5,801	321,937
L’Oreal SA		5,340	916,597
LVMH Moet Hennessy Louis Vuitton SA		5,602	1,103,960
Natixis		19,877	95,177
Orange SA		41,287	516,979
Pernod Ricard SA		4,707	584,495
Publicis Groupe SA		3,953	314,454
Remy Cointreau SA	†	585	62,325
Renault SA		4,294	342,445
Rexel SA		4,637	117,975

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Safran SA		5,331	$328,340
Sanofi		26,250	2,658,518
Schneider Electric SA		11,652	985,965
SCOR SE		3,478	115,264
Societe BIC SA		579	67,335
Societe Generale SA		15,538	774,091
Sodexo		1,975	184,302
Suez Environnement Co.		5,623	91,270
Technip SA		2,285	268,264
Thales SA		2,014	110,683
Total SA		46,833	2,714,574
Unibail-Rodamco SE (Paris Exchange) REIT		2,107	522,723
Vallourec SA		2,319	138,955
Veolia Environnement SA		6,912	118,165
Vinci SA		10,286	598,814
Vivendi SA		26,419	607,723
Wendel SA		697	94,515
Zodiac Aerospace		770	122,574

			26,412,948

Germany—7.9%
Adidas AG		4,645	503,851
Allianz SE (Registered)		10,043	1,580,049
Axel Springer AG		720	40,152
BASF SE		20,222	1,939,297
Bayer AG (Registered)		18,197	2,145,988
Bayerische Motoren Werke AG		7,328	788,083
Beiersdorf AG		2,104	186,809
Brenntag AG		1,169	194,610
Celesio AG		1,532	34,475
Commerzbank AG	*	21,269	244,950
Continental AG		2,398	406,522
Daimler AG (Registered)		21,168	1,650,469
Deutsche Bank AG (Registered)		22,503	1,032,916
Deutsche Boerse AG		4,217	317,366
Deutsche Lufthansa AG (Registered)	*	5,181	101,071
Deutsche Post AG (Registered)		19,641	651,454
Deutsche Telekom AG (Registered)		62,094	899,328
E.ON SE		38,916	692,525
Fraport AG Frankfurt Airport Services Worldwide	†	826	57,960
Fresenius Medical Care AG & Co. KGaA		4,614	299,979
Fresenius SE & Co. KGaA		2,785	345,739
GEA Group AG		3,970	163,164
Hannover Rueck SE		1,362	100,088
HeidelbergCement AG		3,165	244,560
Henkel AG & Co. KGaA		2,922	258,869
Hochtief AG		766	66,866
Hugo Boss AG		710	91,822
Infineon Technologies AG		23,785	238,381
K+S AG (Registered)	†	3,611	93,349
Kabel Deutschland Holding AG		485	61,612
Lanxess AG		1,821	118,222
Linde AG		4,096	811,697
MAN SE		786	93,712
Merck KGaA		1,385	216,174
Metro AG		2,787	110,676
Muenchener Rueckversicherungs AG (Registered)		3,967	775,476
OSRAM Licht AG	*	1,704	79,992

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
ProSiebenSat.1 Media AG (Registered)		2,463	$104,679
RWE AG		10,648	362,293
SAP AG		20,299	1,501,214
Siemens AG (Registered)		17,452	2,104,681
Suedzucker AG		1,523	44,845
Telefonica Deutschland Holding AG		5,613	44,303
ThyssenKrupp AG	*	8,736	209,210
United Internet AG (Registered)		2,133	80,823
Volkswagen AG		642	145,642

			22,235,943

Greece—0.0%
Hellenic Telecommunications Organization SA	*	4,773	49,671
OPAP SA		5,702	63,656

			113,327

Guernsey, Channel Islands—0.1%
Resolution Ltd.		32,337	166,211

Hong Kong—2.8%
AIA Group Ltd.		265,600	1,249,800
ASM Pacific Technology Ltd.	†	5,500	55,872
Bank of East Asia Ltd.		27,720	117,425
BOC Hong Kong Holdings Ltd.		79,000	253,826
Cathay Pacific Airways Ltd.		23,000	45,117
Cheung Kong Holdings Ltd.		30,000	456,699
Cheung Kong Infrastructure Holdings Ltd.		14,000	97,102
CLP Holdings Ltd.		38,500	313,557
First Pacific Co. Ltd.		47,250	52,226
Galaxy Entertainment Group Ltd.	*	46,000	323,243
Hang Lung Properties Ltd.		49,000	166,849
Hang Seng Bank Ltd.		16,700	272,348
Henderson Land Development Co. Ltd.		23,900	147,467
HKT Trust/HKT Ltd.		45,000	42,313
Hong Kong & China Gas Co. Ltd.	†	128,514	309,359
Hong Kong Exchanges and Clearing Ltd.		23,700	380,246
Hopewell Holdings Ltd.		11,000	36,850
Hutchison Whampoa Ltd.		47,000	563,696
Hysan Development Co. Ltd.		16,000	71,432
Kerry Properties Ltd.		15,500	66,206
Li & Fung Ltd.	†	125,200	182,367
Link (The) REIT		51,500	251,790
MTR Corp. Ltd.		30,000	118,779
New World Development Co. Ltd.		86,900	130,602
Noble Group Ltd.		95,309	70,754
NWS Holdings Ltd.		26,500	41,194
Orient Overseas International Ltd.		3,700	21,755
PCCW Ltd.		84,000	37,166
Power Assets Holdings Ltd.		30,500	273,071
Sands China Ltd.		52,894	327,441
Shangri-La Asia Ltd.		34,000	56,327
Sino Land Co. Ltd.		67,000	98,710
SJM Holdings Ltd.	†	43,000	121,163
Sun Hung Kai Properties Ltd.		35,000	476,381
Swire Pacific Ltd., Class A		15,000	179,933
Swire Properties Ltd.		23,400	65,705
Wharf Holdings Ltd.		33,637	291,460
Wheelock & Co. Ltd.		19,000	100,793

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yue Yuen Industrial Holdings Ltd.		14,000	$39,084

			7,906,108

Ireland—0.7%
Bank of Ireland	*	424,026	120,282
CRH plc		16,213	389,568
Elan Corp. plc	*	10,748	167,081
Experian plc		22,488	428,166
Irish Bank Resolution Corp. Ltd.	*‡d	11,206	—
James Hardie Industries plc CDI		9,395	93,574
Kerry Group plc, Class A		3,295	200,489
Shire plc		12,394	495,818

			1,894,978

Israel—0.4%
Bank Hapoalim BM		22,018	111,415
Bank Leumi Le-Israel BM	*	25,559	95,037
Bezeq Israeli Telecommunication Corp. Ltd.		45,959	84,487
Delek Group Ltd.		69	22,519
Israel Chemicals Ltd.		9,457	79,858
Israel Corp. Ltd. (The)	*	66	34,870
Mizrahi Tefahot Bank Ltd.		2,045	22,516
NICE Systems Ltd.		1,431	59,301
Teva Pharmaceutical Industries Ltd.		18,791	710,094

			1,220,097

Italy—1.9%
Assicurazioni Generali SpA		25,923	518,661
Atlantia SpA		7,578	154,310
Banca Monte dei Paschi di Siena SpA	*†	100,790	28,016
Enel Green Power SpA		39,986	85,841
Enel SpA		142,680	547,855
Eni SpA	†	56,086	1,289,315
Exor SpA		2,150	80,901
Fiat SpA	*	18,972	151,401
Finmeccanica SpA	*†	7,508	44,948
Intesa Sanpaolo SpA		258,184	534,061
Luxottica Group SpA		3,654	193,632
Mediobanca SpA		12,327	86,124
Pirelli & C. SpA	†	4,877	63,505
Prysmian SpA		4,169	102,225
Saipem SpA	†	6,092	132,328
Snam SpA		44,592	225,996
Telecom Italia SpA		217,256	178,756
Telecom Italia SpA RSP		123,166	81,853
Terna Rete Elettrica Nazionale SpA		32,722	147,720
UniCredit SpA		96,215	614,412
Unione di Banche Italiane ScpA		20,529	104,019

			5,365,879

Japan—21.1%
ABC-Mart, Inc.		600	29,273
Acom Co. Ltd.	*†	8,000	30,248
Advantest Corp.	†	2,800	32,496
Aeon Co. Ltd.		13,000	179,439
Aeon Credit Service Co. Ltd.	†	1,400	44,099
Aeon Mall Co. Ltd.		2,640	78,585
Air Water, Inc.		3,000	44,337
Aisin Seiki Co. Ltd.		4,000	171,484
Ajinomoto Co., Inc.	†	13,000	171,043
Alfresa Holdings Corp.	†	900	46,470
All Nippon Airways Co. Ltd.		26,000	56,753

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Amada Co. Ltd.		7,000	$63,262
Aozora Bank Ltd.		21,000	62,365
Asahi Glass Co. Ltd.		22,000	136,690
Asahi Group Holdings Ltd.		8,700	229,033
Asahi Kasei Corp.		27,000	203,917
Asics Corp.		3,900	67,401
Astellas Pharma, Inc.		9,675	494,199
Bank of Kyoto Ltd. (The)		8,000	70,479
Bank of Yokohama Ltd. (The)		27,000	154,848
Benesse Holdings, Inc.		1,700	61,832
Bridgestone Corp.		14,100	516,744
Brother Industries Ltd.		4,600	52,082
Calbee, Inc.		2,000	58,039
Canon, Inc.		25,100	803,685
Casio Computer Co. Ltd.	†	4,500	41,778
Central Japan Railway Co.		3,100	397,900
Chiba Bank Ltd. (The)		16,000	117,175
Chiyoda Corp.		3,000	36,201
Chubu Electric Power Co., Inc.		14,200	195,055
Chugai Pharmaceutical Co. Ltd.		5,200	106,934
Chugoku Bank Ltd. (The)		4,000	56,345
Chugoku Electric Power Co., Inc. (The)		6,000	95,494
Citizen Holdings Co. Ltd.		4,700	33,089
Coca-Cola West Holdings Co. Ltd.		1,200	23,982
Cosmo Oil Co. Ltd.	*	12,000	22,524
Credit Saison Co. Ltd.		3,800	103,480
Dai Nippon Printing Co. Ltd.		13,000	137,829
Daicel Corp.		7,000	63,324
Daido Steel Co. Ltd.		6,000	35,326
Daihatsu Motor Co. Ltd.	†	4,000	77,734
Dai-ichi Life Insurance Co. Ltd. (The)		18,600	266,369
Daiichi Sankyo Co. Ltd.	†	14,702	267,010
Daikin Industries Ltd.		5,100	272,206
Dainippon Sumitomo Pharma Co. Ltd.	†	3,000	40,997
Daito Trust Construction Co. Ltd.		1,500	150,110
Daiwa House Industry Co. Ltd.		13,000	245,582
Daiwa Securities Group, Inc.		37,000	333,912
Dena Co. Ltd.	†	2,100	42,744
Denso Corp.		10,500	492,680
Dentsu, Inc.	†	4,900	186,922
Don Quijote Co. Ltd.		1,100	68,948
East Japan Railway Co.	†	7,300	629,149
Eisai Co. Ltd.	†	5,400	219,764
Electric Power Development Co. Ltd.		2,440	79,667
FamilyMart Co. Ltd.	†	1,200	51,976
FANUC Corp.		4,200	696,054
Fast Retailing Co. Ltd.		1,200	452,581
Fuji Electric Co. Ltd.		14,000	57,269
Fuji Heavy Industries Ltd.		13,000	362,253
FUJIFILM Holdings Corp.		10,200	245,819
Fujitsu Ltd.	*	41,000	153,473
Fukuoka Financial Group, Inc.		17,000	76,976
Furukawa Electric Co. Ltd.		12,000	27,755
Gree, Inc.	†	1,800	14,012
GungHo Online Entertainment, Inc.	*†	70	54,816
Gunma Bank Ltd. (The)		8,000	46,949
Hachijuni Bank Ltd. (The)		8,000	49,800
Hakuhodo DY Holdings, Inc.		4,800	35,768
Hamamatsu Photonics KK	†	1,400	52,876
Hankyu Hanshin Holdings, Inc.		25,000	138,953

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Hino Motors Ltd.		6,000	$88,923
Hirose Electric Co. Ltd.	†	630	96,976
Hiroshima Bank Ltd. (The)		10,000	42,676
Hisamitsu Pharmaceutical Co., Inc.	†	1,200	67,069
Hitachi Chemical Co. Ltd.		2,300	37,129
Hitachi Construction Machinery Co. Ltd.	†	2,300	51,758
Hitachi High-Technologies Corp.		1,100	24,761
Hitachi Ltd.		107,000	709,008
Hitachi Metals Ltd.		5,000	61,618
Hokkaido Electric Power Co., Inc.	*	4,400	59,387
Hokuhoku Financial Group, Inc.		24,007	50,508
Hokuriku Electric Power Co.		3,200	46,830
Honda Motor Co. Ltd.		35,900	1,372,199
HOYA Corp.		9,400	222,354
Hulic Co. Ltd.		6,400	96,215
Ibiden Co. Ltd.		2,200	36,106
Idemitsu Kosan Co. Ltd.		400	34,669
IHI Corp.		30,000	126,859
INPEX Corp.		18,400	217,462
Isetan Mitsukoshi Holdings Ltd.		7,540	112,097
Isuzu Motors Ltd.		25,000	165,723
ITOCHU Corp.	†	33,500	412,693
Itochu Techno-Solutions Corp.		600	21,352
Iyo Bank Ltd. (The)		5,000	52,503
J. Front Retailing Co. Ltd.		10,600	86,099
Japan Airlines Co. Ltd.		1,200	72,713
Japan Exchange Group, Inc.		5,000	111,179
Japan Petroleum Exploration Co.		500	21,541
Japan Prime Realty Investment Corp. REIT		16	56,200
Japan Real Estate Investment Corp. REIT		14	163,230
Japan Retail Fund Investment Corp. REIT		50	102,951
Japan Steel Works Ltd. (The)		6,000	34,936
Japan Tobacco, Inc.		24,300	876,009
JFE Holdings, Inc.	†	10,800	281,590
JGC Corp.		5,000	181,024
Joyo Bank Ltd. (The)		16,000	86,071
JSR Corp.		4,300	80,005
JTEKT Corp.		4,700	64,641
JX Holdings, Inc.		48,010	249,508
Kajima Corp.	†	17,000	69,245
Kamigumi Co. Ltd.		5,000	42,567
Kaneka Corp.		6,000	39,252
Kansai Electric Power Co., Inc. (The)	*	14,900	191,675
Kansai Paint Co. Ltd.		5,000	66,446
Kao Corp.		11,700	365,377
Kawasaki Heavy Industries Ltd.		33,000	143,710
KDDI Corp.		11,900	611,541
Keikyu Corp.		11,000	104,147
Keio Corp.		13,000	93,379
Keisei Electric Railway Co. Ltd.		7,000	73,080
Keyence Corp.		972	369,840
Kikkoman Corp.		4,000	73,342
Kinden Corp.		4,000	43,167
Kintetsu Corp.	†	34,000	126,948
Kirin Holdings Co. Ltd.		19,000	277,403
Kobe Steel Ltd.	*	54,000	100,657
Koito Manufacturing Co. Ltd.		2,000	38,140
Komatsu Ltd.	†	20,800	519,355
Konami Corp.	†	2,000	46,247

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Konica Minolta Holdings, Inc.		10,500	$88,450
Kubota Corp.	†	23,000	334,284
Kuraray Co. Ltd.	†	8,100	97,358
Kurita Water Industries Ltd.		2,700	57,371
Kyocera Corp.		7,000	373,292
Kyowa Hakko Kirin Co. Ltd.		5,000	51,484
Kyushu Electric Power Co., Inc.	*	9,300	133,068
Lawson, Inc.	†	1,500	117,607
LIXIL Group Corp.	†	5,900	121,628
M3, Inc.		18	49,915
Mabuchi Motor Co. Ltd.		400	21,146
Makita Corp.		2,300	134,005
Marubeni Corp.	†	35,000	276,794
Marui Group Co. Ltd.		5,400	50,737
Maruichi Steel Tube Ltd.		1,000	24,884
Mazda Motor Corp.	*	59,000	265,225
McDonald’s Holdings Co. Japan Ltd.	†	1,400	38,596
Medipal Holdings Corp.		2,800	34,592
MEIJI Holdings Co. Ltd.		1,202	65,883
Miraca Holdings, Inc.		1,300	58,100
Mitsubishi Chemical Holdings Corp.		28,500	133,544
Mitsubishi Corp.		31,100	631,449
Mitsubishi Electric Corp.		43,000	453,732
Mitsubishi Estate Co. Ltd.		27,411	812,345
Mitsubishi Gas Chemical Co., Inc.		9,000	75,843
Mitsubishi Heavy Industries Ltd.		66,000	380,607
Mitsubishi Logistics Corp.		3,000	45,489
Mitsubishi Materials Corp.		26,000	107,733
Mitsubishi Motors Corp.	*†	9,400	104,437
Mitsubishi Tanabe Pharma Corp.		4,600	64,559
Mitsubishi UFJ Financial Group, Inc.		280,540	1,799,484
Mitsubishi UFJ Lease & Finance Co. Ltd.		11,800	62,731
Mitsui & Co. Ltd.	†	38,600	562,863
Mitsui Chemicals, Inc.	†	21,000	57,782
Mitsui Fudosan Co. Ltd.		18,000	607,849
Mitsui OSK Lines Ltd.	*	23,000	104,187
Mizuho Financial Group, Inc.	†	505,580	1,099,107
MS&AD Insurance Group Holdings		11,074	290,257
Murata Manufacturing Co. Ltd.	†	4,500	344,719
Nabtesco Corp.		2,600	63,544
Namco Bandai Holdings, Inc.		3,850	71,992
NEC Corp.		54,000	125,456
Nexon Co. Ltd.		2,100	25,667
NGK Insulators Ltd.		6,000	91,412
NGK Spark Plug Co. Ltd.		4,000	88,776
NHK Spring Co. Ltd.		3,000	30,820
Nidec Corp.	†	2,200	185,357
Nikon Corp.	†	7,100	124,455
Nintendo Co. Ltd.		2,300	260,507
Nippon Building Fund, Inc. REIT		15	186,114
Nippon Electric Glass Co. Ltd.		7,500	40,276
Nippon Express Co. Ltd.		16,000	80,398
Nippon Meat Packers, Inc.		4,000	57,411
Nippon Prologis REIT, Inc. REIT		5	50,103
Nippon Steel & Sumitomo Metal Corp.	†	165,245	562,831
Nippon Telegraph & Telephone Corp.		9,500	494,481
Nippon Yusen K.K.		38,000	120,508

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Nishi-Nippon City Bank Ltd. (The)		15,000	$40,941
Nissan Motor Co. Ltd.		53,800	542,989
Nisshin Seifun Group, Inc.	†	4,620	46,698
Nissin Foods Holdings Co. Ltd.	†	1,100	45,204
Nitori Holdings Co. Ltd.		700	64,103
Nitto Denko Corp.	†	3,600	234,770
NKSJ Holdings, Inc.	†	7,775	200,561
NOK Corp.		2,000	31,236
Nomura Holdings, Inc.	†	78,500	614,005
Nomura Real Estate Holdings, Inc.		2,500	61,725
Nomura Real Estate Office Fund, Inc. REIT		10	51,412
Nomura Research Institute Ltd.		2,150	74,691
NSK Ltd.		10,000	102,578
NTT Data Corp.		2,600	87,994
NTT DOCOMO, Inc.	†	33,900	549,321
NTT Urban Development Corp.		2,400	31,642
Obayashi Corp.	†	13,000	77,792
Odakyu Electric Railway Co. Ltd.	†	13,000	129,408
Oji Holdings Corp.	†	18,000	84,633
Olympus Corp.	*	5,100	155,786
Omron Corp.		4,300	155,762
Ono Pharmaceutical Co. Ltd.	†	1,700	104,454
Oracle Corp. Japan		900	33,575
Oriental Land Co. Ltd.		1,100	181,900
ORIX Corp.		27,400	447,933
Osaka Gas Co. Ltd.		41,000	174,779
Otsuka Corp.		300	38,388
Otsuka Holdings Co. Ltd.	†	7,900	229,066
Panasonic Corp.		49,100	475,324
Park24 Co. Ltd.		2,000	35,589
Rakuten, Inc.		16,400	248,944
Resona Holdings, Inc.		41,500	213,061
Ricoh Co. Ltd.	†	14,000	162,224
Rinnai Corp.	†	800	59,451
Rohm Co. Ltd.		2,100	86,597
Sankyo Co. Ltd.		1,300	63,567
Sanrio Co. Ltd.	†	900	55,475
Santen Pharmaceutical Co. Ltd.		1,700	82,555
SBI Holdings, Inc.		4,710	61,129
Secom Co. Ltd.		4,700	294,586
Sega Sammy Holdings, Inc.		4,048	116,803
Sekisui Chemical Co. Ltd.		9,000	91,801
Sekisui House Ltd.		12,000	161,874
Seven & I Holdings Co. Ltd.		16,740	613,688
Seven Bank Ltd.	†	12,200	40,869
Sharp Corp.	*†	23,000	84,822
Shikoku Electric Power Co., Inc.	*	3,600	61,321
Shimadzu Corp.		5,000	47,490
Shimamura Co. Ltd.		500	49,783
Shimano, Inc.		1,700	152,032
Shimizu Corp.		13,000	63,518
Shin-Etsu Chemical Co. Ltd.	†	9,100	558,340
Shinsei Bank Ltd.		37,000	90,304
Shionogi & Co. Ltd.		6,100	128,413
Shiseido Co. Ltd.	†	8,000	144,092
Shizuoka Bank Ltd. (The)		13,000	148,297
Showa Denko K.K.		32,000	43,497
Showa Shell Sekiyu K.K.		4,400	49,293
SMC Corp.		1,100	262,532
Softbank Corp.		20,900	1,451,453
Sojitz Corp.		26,800	52,628
Sony Corp.	†	22,500	482,960
Sony Financial Holdings, Inc.		3,400	62,466

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Stanley Electric Co. Ltd.		3,200	$68,227
Sumco Corp.		1,900	15,503
Sumitomo Chemical Co. Ltd.		32,000	122,447
Sumitomo Corp.	†	25,100	339,244
Sumitomo Electric Industries Ltd.		16,600	241,439
Sumitomo Heavy Industries Ltd.		12,000	54,725
Sumitomo Metal Mining Co. Ltd.	†	11,000	156,312
Sumitomo Mitsui Financial Group, Inc.	†	28,100	1,360,755
Sumitomo Mitsui Trust Holdings, Inc.		72,740	361,523
Sumitomo Realty & Development Co. Ltd.		7,500	357,468
Sumitomo Rubber Industries Ltd.		3,600	55,722
Suntory Beverage & Food Ltd.	*	2,600	87,685
Suruga Bank Ltd.		4,000	68,955
Suzuken Co. Ltd.		1,460	48,088
Suzuki Motor Corp.		7,800	187,995
Sysmex Corp.		1,500	95,925
T&D Holdings, Inc.		12,500	155,215
Taiheiyo Cement Corp.	†	27,000	118,067
Taisei Corp.	†	20,000	98,438
Taisho Pharmaceutical Holdings Co. Ltd.		690	45,566
Taiyo Nippon Sanso Corp.		5,000	33,609
Takashimaya Co. Ltd.		5,000	47,022
Takeda Pharmaceutical Co. Ltd.	†	17,420	822,747
TDK Corp.	†	2,600	102,426
Teijin Ltd.		19,000	43,914
Terumo Corp.		3,500	180,181
THK Co. Ltd.		2,500	55,686
Tobu Railway Co. Ltd.		22,000	116,331
Toho Co. Ltd.		2,400	50,112
Toho Gas Co. Ltd.	†	9,000	47,175
Tohoku Electric Power Co., Inc.	*	10,100	124,417
Tokio Marine Holdings, Inc.		15,400	504,890
Tokyo Electric Power Co., Inc.	*	31,900	198,732
Tokyo Electron Ltd.		3,700	199,057
Tokyo Gas Co. Ltd.		55,000	301,671
Tokyo Tatemono Co. Ltd.		8,351	76,781
Tokyu Corp.		24,000	171,527
Tokyu Land Corp.	‡	9,000	93,651
TonenGeneral Sekiyu K.K.		7,000	64,749
Toppan Printing Co. Ltd.		12,000	96,983
Toray Industries, Inc.		32,000	211,027
Toshiba Corp.		87,000	392,084
TOTO Ltd.		7,000	98,195
Toyo Seikan Kaisha Ltd.		3,400	67,005
Toyo Suisan Kaisha Ltd.		2,000	58,722
Toyoda Gosei Co. Ltd.		1,200	29,667
Toyota Boshoku Corp.	†	1,400	18,813
Toyota Industries Corp.		3,700	160,210
Toyota Motor Corp.		60,600	3,886,735
Toyota Tsusho Corp.		4,300	112,751
Trend Micro, Inc.		2,200	82,211
Tsumura & Co.	†	1,500	44,031
Ube Industries Ltd.		19,000	35,891
Unicharm Corp.	†	2,600	152,155
United Urban Investment Corp. REIT		46	70,182
USS Co. Ltd.		4,600	66,605
West Japan Railway Co.		3,700	158,636
Yahoo! Japan Corp.		33,100	188,331
Yakult Honsha Co. Ltd.	†	1,900	95,394

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Yamada Denki Co. Ltd.		21,200	$62,706
Yamaguchi Financial Group, Inc.		4,000	39,355
Yamaha Corp.		3,900	55,879
Yamaha Motor Co. Ltd.	†	6,600	97,074
Yamato Holdings Co. Ltd.		8,100	182,935
Yamato Kogyo Co. Ltd.		700	26,049
Yamazaki Baking Co. Ltd.		2,000	21,600
Yaskawa Electric Corp.		5,000	70,635
Yokogawa Electric Corp.		4,300	61,415
Yokohama Rubber Co. Ltd. (The)		4,000	39,617

			59,426,691

Jersey, Channel Islands—0.0%
Randgold Resources Ltd.		2,012	144,231

Luxembourg—0.3%
ArcelorMittal		21,868	299,825
Millicom International Cellular SA SDR		1,447	128,012
SES SA FDR		6,694	191,551
Tenaris SA		10,124	236,842

			856,230

Macau—0.1%
MGM China Holdings Ltd.		18,400	61,197
Wynn Macau Ltd.		31,256	106,839

			168,036

Malta—0.0%
BGP Holdings plc	*‡d	142,647	—

Mexico—0.0%
Fresnillo plc		3,389	53,355

Netherlands—4.4%
Aegon NV		37,886	280,328
Akzo Nobel NV		5,195	341,315
ASML Holding NV		7,908	781,113
CNH Industrial NV	*	18,835	241,559
Corio NV REIT		1,472	63,410
Delta Lloyd NV	†	4,642	98,877
Fugro NV CVA		1,491	90,899
Gemalto NV	†	1,588	170,458
Heineken Holding NV		2,084	131,761
Heineken NV		5,139	364,082
ING Groep NV CVA	*	84,569	959,602
Koninklijke Ahold NV		22,480	389,471
Koninklijke Boskalis Westminster NV		1,476	65,423
Koninklijke DSM NV		3,384	255,278
Koninklijke KPN NV	*	72,649	231,322
Koninklijke Philips NV		20,704	667,932
Koninklijke Vopak NV		1,377	78,915
OCI	*	1,944	65,749
Qiagen NV	*	4,797	103,270
Randstad Holding NV		2,449	138,128
Reed Elsevier NV		15,462	310,924
Royal Dutch Shell plc, Class A		83,952	2,767,526
Royal Dutch Shell plc, Class B		56,238	1,940,369
TNT Express NV		8,743	79,808
Unilever NV CVA		35,896	1,370,031
Wolters Kluwer NV		6,716	173,155
Ziggo NV		3,347	135,628

			12,296,333

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
New Zealand—0.1%
Auckland International Airport Ltd.		20,640	$56,818
Contact Energy Ltd.		7,698	34,587
Fletcher Building Ltd.	†	13,894	109,520
SKYCITY Entertainment Group Ltd.		12,302	40,971
Telecom Corp of New Zealand Ltd.	†	37,893	73,095

			314,991

Norway—0.6%
Aker Solutions ASA		3,966	55,691
DnB ASA		21,797	331,006
Gjensidige Forsikring ASA		4,268	64,428
Norsk Hydro ASA	†	18,486	76,671
Orkla ASA		16,610	121,004
Statoil ASA		24,770	562,606
Telenor ASA		15,671	358,136
Yara International ASA		3,861	159,426

			1,728,968

Portugal—0.2%
Banco Espirito Santo SA (Registered)	*†	36,677	39,026
EDP - Energias de Portugal SA		44,604	162,951
Galp Energia SGPS SA		7,587	126,224
Jeronimo Martins SGPS SA		5,514	113,155
Portugal Telecom SGPS SA (Registered)	†	15,686	70,726

			512,082

Singapore—1.5%
Ascendas Real Estate Investment Trust REIT		41,786	76,029
CapitaCommercial Trust REIT		40,000	46,182
CapitaLand Ltd.		58,500	144,248
CapitaMall Trust REIT		54,000	84,371
CapitaMalls Asia Ltd.		25,000	39,000
City Developments Ltd.		10,000	81,966
ComfortDelGro Corp. Ltd.		47,000	73,958
DBS Group Holdings Ltd.		37,730	493,909
Genting Singapore plc		132,000	151,339
Global Logistic Properties Ltd.		70,779	162,934
Golden Agri-Resources Ltd.		136,320	56,533
Hutchison Port Holdings Trust		119,000	92,879
Jardine Cycle & Carriage Ltd.		2,349	71,537
Keppel Corp. Ltd.		31,400	261,044
Keppel Land Ltd.		16,000	45,165
Olam International Ltd.		30,672	37,473
Oversea-Chinese Banking Corp. Ltd.		57,600	473,344
SembCorp Industries Ltd.		22,340	94,324
SembCorp Marine Ltd.		17,000	61,457
Singapore Airlines Ltd.		12,400	103,255
Singapore Exchange Ltd.		20,000	115,850
Singapore Press Holdings Ltd.		35,500	116,308
Singapore Technologies Engineering Ltd.		35,000	116,499
Singapore Telecommunications Ltd.		177,159	527,596
StarHub Ltd.		12,730	43,557
United Overseas Bank Ltd.		28,000	461,857
UOL Group Ltd.		9,000	44,185
Wilmar International Ltd.		40,000	101,114

			4,177,913

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Spain—3.1%
Abertis Infraestructuras SA		8,151	$158,416
Acciona SA	†	445	25,369
ACS Actividades de Construccion y Servicios SA		2,978	94,830
Amadeus IT Holding SA, Class A		8,318	294,933
Banco Bilbao Vizcaya Argentaria SA		122,002	1,364,276
Banco de Sabadell SA		70,057	176,400
Banco Popular Espanol SA	*	27,652	148,443
Banco Santander SA		245,172	1,998,920
Bankia SA	*	97,908	106,896
CaixaBank		27,469	120,696
Distribuidora Internacional de Alimentacion SA		12,771	110,720
Enagas SA		3,883	95,161
Ferrovial SA		8,975	161,644
Gas Natural SDG SA		7,760	162,239
Grifols SA		3,344	137,319
Iberdrola SA	†	104,514	607,509
Inditex SA		4,718	727,764
Mapfre SA	†	18,494	66,201
Red Electrica Corp. SA		2,484	141,391
Repsol SA		18,578	460,616
Telefonica SA		90,291	1,403,674
Zardoya Otis SA		2,942	47,767

			8,611,184

Sweden—3.1%
Alfa Laval AB		7,040	169,931
Assa Abloy AB, Class B		7,296	335,266
Atlas Copco AB, Class A	†	14,610	427,993
Atlas Copco AB, Class B		8,814	232,922
Boliden AB		6,529	97,753
Electrolux AB, Series B		4,955	128,308
Elekta AB, Class B		8,106	130,699
Getinge AB, Class B	†	4,140	148,011
Hennes & Mauritz AB, Class B		20,996	912,202
Hexagon AB, Class B		4,879	147,079
Husqvarna AB, Class B	†	10,183	66,094
Industrivarden AB, Class C		2,912	53,604
Investment AB Kinnevik, Class B		4,612	159,663
Investor AB, Class B		9,958	302,001
Lundin Petroleum AB	*†	5,158	111,061
Nordea Bank AB		62,101	749,378
Ratos AB, Class B	†	3,896	36,264
Sandvik AB	†	23,844	329,334
Scania AB, Class B	†	6,592	141,322
Securitas AB, Class B	†	6,530	74,565
Skandinaviska Enskilda Banken AB, Class A		33,873	359,062
Skanska AB, Class B		7,994	153,855
SKF AB, Class B		8,416	234,258
Svenska Cellulosa AB SCA, Class B		12,709	320,257
Svenska Handelsbanken AB, Class A		11,040	472,342
Swedbank AB, Class A		20,120	468,653
Swedish Match AB		4,560	160,875
Tele2 AB, Class B		6,428	82,175
Telefonaktiebolaget LM Ericsson, Class B		67,274	896,005
TeliaSonera AB		53,094	406,220

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
				Shares	Value
COMMON STOCKS—(Continued)
Volvo AB, Class B				33,419	$500,780

					8,807,932

Switzerland—9.5%
ABB Ltd. (Registered)		*		48,521	1,146,032
Actelion Ltd. (Registered)		*		2,452	174,096
Adecco SA (Registered)		*		2,780	198,314
Aryzta AG		*		2,023	135,210
Baloise Holding AG (Registered)				1,105	122,228
Banque Cantonale Vaudoise (Registered)				59	32,477
Barry Callebaut AG (Registered)		*		42	42,154
Cie Financiere Richemont SA (Registered)				11,513	1,153,555
Coca-Cola HBC AG CDI		*		4,538	135,939
Credit Suisse Group AG (Registered)		*		33,073	1,011,436
EMS-Chemie Holding AG (Registered)				163	57,680
Geberit AG (Registered)		*		833	225,084
Givaudan SA (Registered)		*		178	260,161
Glencore Xstrata plc		*		232,457	1,265,797
Holcim Ltd. (Registered)		*		4,981	371,372
Julius Baer Group Ltd.		*		4,814	224,782
Kuehne + Nagel International AG (Registered)	†			1,232	161,594
Lindt & Spruengli AG (Participation Certificates)				17	69,740
Lindt & Spruengli AG (Registered)				2	95,048
Lonza Group AG (Registered)		*	†	1,067	87,389
Nestle SA (Registered)				70,846	4,940,383
Novartis AG (Registered)				50,554	3,888,521
Pargesa Holding SA (Bearer)				689	51,682
Partners Group Holding AG				354	86,891
Roche Holding AG (Genusschein)				15,439	4,166,575
Schindler Holding AG (Participation Certificates)				1,021	153,415
Schindler Holding AG (Registered)				416	60,544
SGS SA (Registered)				119	284,400
Sika AG (Bearer)				47	137,137
Sonova Holding AG (Registered)		*		1,063	132,284
STMicroelectronics NV				13,478	124,386
Sulzer AG (Registered)				491	76,020
Swatch Group AG (The) (Bearer)	†			671	432,139
Swatch Group AG (The) (Registered)				1,011	114,096
Swiss Life Holding AG (Registered)		*	†	719	136,146
Swiss Prime Site AG (Registered)		*		1,132	87,595
Swiss Re AG		*		7,618	631,155
Swisscom AG (Registered)	†			512	246,029
Syngenta AG (Registered)				2,059	841,528
Transocean Ltd.				8,018	356,345
UBS AG (Registered)		*		80,254	1,644,841
Wolseley plc				5,984	309,598
Zurich Insurance Group AG		*		3,277	844,774

					26,716,572

United Kingdom—18.5%
3i Group plc				20,647	121,510
Aberdeen Asset Management plc				21,473	131,509
Admiral Group plc				3,873	77,256
Aggreko plc				5,953	154,481
AMEC plc				6,023	104,640

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Anglo American plc		30,822	$756,827
Antofagasta plc		8,361	110,733
ARM Holdings plc		31,088	497,594
Associated British Foods plc		7,642	231,934
AstraZeneca plc (London Exchange)		27,506	1,429,901
Aviva plc		64,160	411,818
Babcock International Group plc		7,618	147,408
BAE Systems plc		72,157	530,341
Barclays plc		269,453	1,151,555
BG Group plc		74,982	1,431,381
BHP Billiton plc		46,523	1,368,535
BP plc		416,717	2,921,537
British American Tobacco plc		42,086	2,214,956
British Land Co. plc REIT		19,567	182,789
British Sky Broadcasting Group plc		22,960	323,312
BT Group plc		174,128	964,101
Bunzl plc		6,996	151,539
Burberry Group plc		9,954	263,395
Capita plc		14,771	238,084
Carnival plc		4,082	138,296
Centrica plc		115,056	688,600
Cobham plc		22,108	102,794
Compass Group plc		39,623	545,053
Croda International plc		3,042	130,617
Diageo plc		55,249	1,756,224
Direct Line Insurance Group plc		16,204	55,924
easyJet plc		3,777	78,047
G4S plc		29,050	119,669
GKN plc		34,247	189,472
GlaxoSmithKline plc		107,889	2,712,626
Hammerson plc REIT		15,069	122,166
Hargreaves Lansdown plc		4,746	75,247
HSBC Holdings plc (London Exchange)		408,248	4,418,612
ICAP plc		12,886	77,979
IMI plc		7,162	168,622
Imperial Tobacco Group plc		21,702	802,269
Inmarsat plc		9,544	109,472
InterContinental Hotels Group plc		6,091	177,804
International Consolidated Airlines Group SA	*	19,566	106,913
Intertek Group plc		3,364	180,152
Intu Properties plc REIT		13,800	71,687
Invensys plc		15,216	122,731
Investec plc		13,127	85,006
ITV plc		77,985	221,287
J. Sainsbury plc		27,239	172,634
Johnson Matthey plc		4,522	205,484
Kingfisher plc		51,823	323,729
Land Securities Group plc REIT		16,717	248,486
Legal & General Group plc		128,726	408,468
Lloyds Banking Group plc	*	1,008,450	1,200,711
London Stock Exchange Group plc		3,970	98,759
Marks & Spencer Group plc		36,242	291,210
Meggitt plc		16,572	147,189
Melrose Industries plc		29,387	142,674
National Grid plc		80,929	955,982
Next plc		3,620	302,465
Old Mutual plc		106,780	324,128
Pearson plc		18,231	371,025
Persimmon plc	*	6,790	119,336
Petrofac Ltd.		5,685	129,146
Prudential plc		56,430	1,049,835

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
		Shares	Value
COMMON STOCKS—(Continued)
Reckitt Benckiser Group plc		14,273	$1,043,571
Reed Elsevier plc		26,043	351,045
Rexam plc		17,291	134,742
Rio Tinto plc		28,005	1,367,009
Rolls-Royce Holdings plc	*	41,595	748,371
Royal Bank of Scotland Group plc	*	45,517	264,175
RSA Insurance Group plc		79,868	156,239
SABMiller plc		21,149	1,075,689
Sage Group plc (The)		25,181	134,459
Schroders plc		2,378	99,144
Segro plc REIT		15,885	79,676
Serco Group plc		10,407	92,076
Severn Trent plc		5,019	143,131
Smith & Nephew plc		19,378	241,760
Smiths Group plc		8,690	196,545
SSE plc		20,764	495,212
Standard Chartered plc (London Exchange)		53,190	1,274,311
Standard Life plc		51,488	287,721
Subsea 7 SA		5,664	117,782
Tate & Lyle plc		9,844	117,304
Tesco plc		177,789	1,033,580
Travis Perkins plc		5,478	146,348
TUI Travel plc		9,107	54,197
Tullow Oil plc		19,781	327,946
Unilever plc		28,313	1,100,817
United Utilities Group plc		14,722	164,663
Vedanta Resources plc		2,170	37,966
Vodafone Group plc		1,067,821	3,747,865
Weir Group plc (The)		4,457	168,003
Whitbread plc		4,060	194,752
William Hill plc		19,270	125,646
Wm Morrison Supermarkets plc		49,809	225,833
WPP plc		28,855	592,972

			52,006,216

TOTAL COMMON STOCKS (Cost $250,749,596)			272,875,938

PREFERRED STOCKS—0.6%
Germany—0.6%
Bayerische Motoren Werke AG		1,105	90,153
Fuchs Petrolub SE		720	60,264
Henkel AG & Co. KGaA		3,969	409,037
Porsche Automobil Holding SE		3,428	299,242
RWE AG	†	720	23,604
Volkswagen AG		3,198	754,028

			1,636,328

United Kingdom—0.0%
Rolls-Royce Holdings plc, Class C	‡	4,366,229	7,069

TOTAL PREFERRED STOCKS (Cost $1,118,570)			1,643,397

Coupon Rate	Maturity Date		Face	Value
U.S. TREASURY OBLIGATIONS—0.2%
U.S. Treasury Bills—0.2%
U.S. Treasury Bill
0.028%	03/06/2014	‡‡	$65,000	64,997
0.025%	12/05/2013	‡‡	390,000	389,999

Vantagepoint Overseas Equity Index Fund
Value
U.S. TREASURY OBLIGATIONS—(Continued)
TOTAL U.S. TREASURY OBLIGATIONS (Cost $454,975)	$454,996

		Shares	Value
RIGHTS—0.0%
Spain—0.0%
Abertis Infraestructuras SA, Expires 10/09/13	*	8,151	7,928
Banco Bilbao Vizcaya Argentaria SA, Expires 10/17/13	*	122,002	16,670

			24,598

United Kingdom—0.0%
Barclays plc, Expires 10/02/13	*	67,363	88,061

TOTAL RIGHTS (Cost $—)			112,659

MONEY MARKET FUNDS—8.9%
Institutional Money Market Funds—8.9%
Dreyfus Institutional Cash Advantage Fund, 0.06%	††¥	3,700,000	3,700,000
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%		¥4,507,350	4,507,350
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08%	††¥	2,246,908	2,246,908
Fidelity Institutional Money Market: Prime Money Market Portfolio - Institutional Class, 0.05%	††¥	3,450,000	3,450,000
Short-Term Investments Trust Liquid Assets Portfolio - Institutional Class, 0.07%	††¥	3,700,000	3,700,000
Wells Fargo Advantage Cash Investment Money Market Fund - Select Class, 0.08%	††¥	3,700,000	3,700,000
Wells Fargo Advantage Heritage Money Market Fund - Select Class, 0.06%	††¥	3,700,000	3,700,000

TOTAL MONEY MARKET FUNDS (Cost $25,004,258)			25,004,258

TOTAL INVESTMENTS—106.5% (Cost $277,327,399)			300,091,248
Other assets less liabilities—(6.5%)			(18,242,494)

NET ASSETS—100.0%			$281,848,754

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Legend to the Schedule of Investments:

CDI	Chess Depository Interest
CVA	Dutch Certificate of Shares
FDR	Fiduciary Depository Receipt
REIT	Real Estate Investment Trust
RSP	Risparmio (Italian Savings Shares)
SDR	Swedish Depository Receipt
VVPR	Verlaagde Vooheffing Precompte Reduit (Belgian dividend coupon)

†	Denotes all or a portion of the security on loan.
*	Non-income producing.
d	Security has no market value at September 30, 2013.
‡	Security valued at fair value as determined by policies approved by the Board of Directors.
‡‡	Security or a portion of the security has been pledged as collateral for futures contracts and/or options contracts.
††	Represents reinvestment of collateral received in conjunction with securities lending.
¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Overseas Equity Index Fund
Percentage of Portfolio by Industry:

COMMON STOCKS
Commercial Banks	12.8%
Pharmaceuticals	8.1%
Oil, Gas & Consumable Fuels	6.0%
Insurance	4.9%
Metals & Mining	3.8%
Automobiles	3.6%
Food Products	3.6%
Chemicals	3.3%
Diversified Telecommunication Services	3.0%
Machinery	2.7%
Beverages	2.5%
Wireless Telecommunication Services	2.3%
Food & Staples Retailing	2.1%
Capital Markets	2.1%
Real Estate Management & Development	2.0%
Textiles, Apparel & Luxury Goods	1.7%
Electric Utilities	1.6%
Real Estate Investment Trusts (REITs)	1.5%
Industrial Conglomerates	1.5%
Multi-Utilities	1.4%
Tobacco	1.4%
Diversified Financial Services	1.3%
Electrical Equipment	1.3%
Media	1.3%
Hotels, Restaurants & Leisure	1.2%
Trading Companies & Distributors	1.2%
Auto Components	1.1%
Electronic Equipment, Instruments & Components	1.1%
Aerospace & Defense	1.1%
Specialty Retail	1.0%
Road & Rail	1.0%
Software	0.8%
Energy Equipment & Services	0.7%
Semiconductors & Semiconductor Equipment	0.7%
Construction & Engineering	0.7%
Household Products	0.6%
Health Care Equipment & Supplies	0.6%
Building Products	0.6%
Commercial Services & Supplies	0.6%
Household Durables	0.6%
Personal Products	0.6%
Construction Materials	0.6%
Professional Services	0.6%
Gas Utilities	0.5%
Communications Equipment	0.5%
Biotechnology	0.5%
IT Services	0.4%
Health Care Providers & Services	0.4%
Air Freight & Logistics	0.4%
Transportation Infrastructure	0.4%
Multiline Retail	0.4%
Office Electronics	0.4%
Marine	0.3%
Containers & Packaging	0.2%
Leisure Equipment & Products	0.2%
Airlines	0.2%
Consumer Finance	0.1%
Internet & Catalog Retail	0.1%
Life Sciences Tools & Services	0.1%
Paper & Forest Products	0.1%
Water Utilities	0.1%
Independent Power Producers & Energy Traders	0.1%
Computers & Peripherals	0.1%

Vantagepoint Overseas Equity Index Fund
COMMON STOCKS (continued)
Internet Software & Services	0.1%
Distributors	0.0%
Diversified Consumer Services	0.0%
Health Care Technology	0.0%

96.8%
PREFERRED STOCKS
Automobiles	0.4%
Household Products	0.2%
Aerospace & Defense	0.0%
Chemicals	0.0%
Multi-Utilities	0.0%

0.6%

RIGHTS
Transportation Infrastructure	0.0%
Commercial Banks	0.0%

0.0%
TOTAL COMMON STOCKS/PREFERRED STOCKS	97.4%

U.S. TREASURY OBLIGATIONS
U.S. Treasury Bills	0.2%

MONEY MARKET FUNDS
Institutional Money Market Funds	8.9%

TOTAL INVESTMENTS	106.5%
Other assets less liabilities	(6.5)%

TOTAL NET ASSETS	100.0%

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Model Portfolio Conservative Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.9%
Vantagepoint Aggressive Opportunities Fund Class T	1,537,347	$19,847,152
Vantagepoint Core Bond Index Fund Class T	7,538,521	76,139,058
Vantagepoint Diversifying Strategies Fund	11,571,405	121,731,178
Vantagepoint Equity Income Fund Class T	6,546,193	71,091,652
Vantagepoint Growth & Income Fund Class T	4,477,338	58,608,350
Vantagepoint Growth Fund Class T	3,432,810	39,614,630
Vantagepoint Inflation Protected Securities Fund Class T	5,747,147	63,046,200
Vantagepoint International Fund Class T	4,293,732	46,157,615
Vantagepoint Low Duration Bond Fund Class T	11,889,569	120,322,435
Vantagepoint Select Value Fund Class T	1,439,467	19,691,909

Total Affiliated Mutual Funds (Cost $548,870,974)		636,250,179

EXCHANGE TRADED FUND—1.0%
Vanguard FTSE Emerging Markets ETF (Cost $6,811,101)	157,400	6,313,314

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $384,633)	¥384,633	384,633

TOTAL INVESTMENTS—100.0% (Cost $556,066,708)		642,948,126
Other assets less liabilities—(0.0%)		(94,318)

NET ASSETS—100.0%		$642,853,808

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Model Portfolio Traditional Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—99.0%
Vantagepoint Aggressive Opportunities Fund Class T	7,116,593	$91,875,219
Vantagepoint Core Bond Index Fund Class T	20,060,187	202,607,894
Vantagepoint Discovery Fund Class T	4,200,118	50,443,414
Vantagepoint Diversifying Strategies Fund	22,566,882	237,403,599
Vantagepoint Equity Income Fund Class T	17,855,585	193,911,656
Vantagepoint Growth & Income Fund Class T	15,010,816	196,491,582
Vantagepoint Growth Fund Class T	14,397,099	166,142,526
Vantagepoint Inflation Protected Securities Fund Class T	5,549,650	60,879,656
Vantagepoint International Fund Class T	16,729,679	179,844,045
Vantagepoint Low Duration Bond Fund Class T	12,275,177	124,224,793
Vantagepoint Select Value Fund Class T	6,632,478	90,732,300

Total Affiliated Mutual Funds (Cost $1,327,890,467)		1,594,556,684

EXCHANGE TRADED FUND—0.9%
Vanguard FTSE Emerging Markets ETF (Cost $16,728,352)	386,400	15,498,504

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $1,036,598)	¥1,036,598	1,036,598

TOTAL INVESTMENTS—100.0% (Cost $1,345,655,417)		1,611,091,786
Other assets less liabilities—(0.0%)		(205,271)

NET ASSETS—100.0%		$1,610,886,515

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Model Portfolio Long-Term Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.0%
Vantagepoint Aggressive Opportunities Fund Class T	14,217,979	$183,554,109
Vantagepoint Core Bond Index Fund Class T	25,606,089	258,621,499
Vantagepoint Discovery Fund Class T	8,138,092	97,738,491
Vantagepoint Diversifying Strategies Fund	23,171,346	243,762,560
Vantagepoint Equity Income Fund Class T	24,989,953	271,390,895
Vantagepoint Growth & Income Fund Class T	21,004,597	274,950,170
Vantagepoint Growth Fund Class T	21,306,190	245,873,430
Vantagepoint International Fund Class T	27,531,599	295,964,684
Vantagepoint Select Value Fund Class T	13,241,952	181,149,901

Total Affiliated Mutual Funds (Cost $1,663,304,198)		2,053,005,739

EXCHANGE TRADED FUND—1.8%
Vanguard FTSE Emerging Markets ETF (Cost $42,201,189)	970,300	38,918,733

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $3,181,736)	¥3,181,736	3,181,736

TOTAL INVESTMENTS—100.0% (Cost $1,708,687,123)		2,095,106,208
Other assets less liabilities—(0.0%)		(233,367)

NET ASSETS—100.0%		$2,094,872,841

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Model Portfolio All- Equity Growth Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—96.7%
Vantagepoint Aggressive Opportunities Fund Class T	6,236,651	$80,515,160
Vantagepoint Discovery Fund Class T	6,392,813	76,777,686
Vantagepoint Equity Income Fund Class T	13,846,078	150,368,406
Vantagepoint Growth & Income Fund Class T	10,901,684	142,703,044
Vantagepoint Growth Fund Class T	12,465,021	143,846,342
Vantagepoint International Fund Class T	13,409,427	144,151,345
Vantagepoint Select Value Fund Class T	5,865,001	80,233,214

Total Affiliated Mutual Funds (Cost $625,524,827)		818,595,197

EXCHANGE TRADED FUND—2.7%
Vanguard FTSE Emerging Markets ETF (Cost $25,324,953)	583,200	23,392,152

MONEY MARKET FUND—0.6%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $4,916,329)	¥4,916,329	4,916,329

TOTAL INVESTMENTS—100.0% (Cost $655,766,109)		846,903,678
Other assets less liabilities—(0.0%)		(75,837)

NET ASSETS—100.0%		$846,827,841

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Milestone Retirement Income Fund
	Shares	Value
AFFILIATED MUTUAL FUNDS—98.9%
Vantagepoint Core Bond Index Fund Class T	2,845,583	$28,740,386
Vantagepoint Diversifying Strategies Fund	6,048,997	63,635,452
Vantagepoint Equity Income Fund Class T	2,891,258	31,399,062
Vantagepoint Growth & Income Fund Class T	2,421,537	31,697,916
Vantagepoint Inflation Protected Securities Fund Class T	4,377,280	48,018,760
Vantagepoint International Fund Class T	1,182,287	12,709,586
Vantagepoint Low Duration Bond Fund Class T	9,725,284	98,419,874

Total Affiliated Mutual Funds (Cost $300,239,113)		314,621,036

EXCHANGE TRADED FUND—1.0%
Vanguard FTSE Emerging Markets ETF (Cost $3,495,058)	80,700	3,236,877

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $188,316)	¥188,316	188,316

TOTAL INVESTMENTS—100.0% (Cost $303,922,487)		318,046,229
Other assets less liabilities—(0.0%)		(63,629)

NET ASSETS—100.0%		$317,982,600

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Milestone 2010 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.8%
Vantagepoint Core Bond Index Fund Class T		1,849,423	$18,679,167
Vantagepoint Diversifying Strategies Fund		4,868,991	51,221,783
Vantagepoint Equity Income Fund Class T		4,384,084	47,611,154
Vantagepoint Growth & Income Fund Class T		2,354,266	30,817,337
Vantagepoint Growth Fund Class T		1,545,507	17,835,151
Vantagepoint Inflation Protected Securities Fund Class T		3,891,765	42,692,663
Vantagepoint International Fund Class T		2,018,479	21,698,654
Vantagepoint Low Duration Bond Fund Class T		4,771,323	48,285,793

Total Affiliated Mutual Funds (Cost $255,191,897)			278,841,702

EXCHANGE TRADED FUND—1.0%
Vanguard FTSE Emerging Markets ETF (Cost $2,971,089)		68,400	2,743,524

MONEY MARKET FUND—0.2%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $583,560)	¥	583,560	583,560

TOTAL INVESTMENTS—100.0% (Cost $258,746,546)			282,168,786
Other assets less liabilities—(0.0%)			(52,699)

NET ASSETS—100.0%			$282,116,087

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Milestone 2015 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—98.5%
Vantagepoint Core Bond Index Fund Class T		4,283,611	$43,264,473
Vantagepoint Diversifying Strategies Fund		8,498,287	89,401,983
Vantagepoint Equity Income Fund Class T		9,209,310	100,013,103
Vantagepoint Growth & Income Fund Class T		4,445,703	58,194,258
Vantagepoint Growth Fund Class T		3,464,612	39,981,620
Vantagepoint Inflation Protected Securities Fund Class T		5,834,050	63,999,529
Vantagepoint International Fund Class T		4,344,255	46,700,745
Vantagepoint Low Duration Bond Fund Class T		6,448,551	65,259,334
Vantagepoint Mid/Small Company Index Fund Class T		727,277	14,414,626

Total Affiliated Mutual Funds (Cost $454,619,523)			521,229,671

EXCHANGE TRADED FUND—1.4%
Vanguard FTSE Emerging Markets ETF (Cost $8,222,446)		189,400	7,596,834

MONEY MARKET FUND—0.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $472,338)	¥	472,338	472,338

TOTAL INVESTMENTS—100.0% (Cost $463,314,307)			529,298,843
Other assets less liabilities—(0.0%)			(108,661)

NET ASSETS—100.0%			$529,190,182

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Milestone 2020 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.4%
Vantagepoint Core Bond Index Fund Class T		7,343,496	$74,169,307
Vantagepoint Diversifying Strategies Fund		8,851,666	93,119,529
Vantagepoint Equity Income Fund Class T		10,918,759	118,577,726
Vantagepoint Growth & Income Fund Class T		5,100,756	66,768,900
Vantagepoint Growth Fund Class T		4,069,066	46,957,025
Vantagepoint Inflation Protected Securities Fund Class T		2,448,606	26,861,212
Vantagepoint International Fund Class T		5,423,202	58,299,418
Vantagepoint Low Duration Bond Fund Class T		4,900,059	49,588,598
Vantagepoint Mid/Small Company Index Fund Class T		2,321,085	46,003,910

Total Affiliated Mutual Funds (Cost $493,638,038)			580,345,625

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $12,427,573)		287,300	11,523,603

MONEY MARKET FUND—0.7%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $4,437,706)	¥	4,437,706	4,437,706

TOTAL INVESTMENTS—100.0% (Cost $510,503,317)			596,306,934
Other assets less liabilities—(0.0%)			(72,482)

NET ASSETS—100.0%			$596,234,452

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Milestone 2025 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.6%
Vantagepoint Core Bond Index Fund Class T		6,955,367	$70,249,210
Vantagepoint Diversifying Strategies Fund		6,557,680	68,986,790
Vantagepoint Equity Income Fund Class T		10,059,569	109,246,917
Vantagepoint Growth & Income Fund Class T		4,613,693	60,393,244
Vantagepoint Growth Fund Class T		3,785,863	43,688,860
Vantagepoint International Fund Class T		5,289,985	56,867,344
Vantagepoint Low Duration Bond Fund Class T		2,204,294	22,307,454
Vantagepoint Mid/Small Company Index Fund Class T		2,542,699	50,396,293

Total Affiliated Mutual Funds (Cost $400,223,996)			482,136,112

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $10,271,469)		238,200	9,554,202

MONEY MARKET FUND—0.5%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $2,243,980)	¥	2,243,980	2,243,980

TOTAL INVESTMENTS—100.0% (Cost $412,739,445)			493,934,294
Other assets less liabilities—(0.0%)			(66,877)

NET ASSETS—100.0%			$493,867,417

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Milestone 2030 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—97.4%
Vantagepoint Core Bond Index Fund Class T		4,340,375	$43,837,790
Vantagepoint Diversifying Strategies Fund		4,289,049	45,120,791
Vantagepoint Equity Income Fund Class T		8,521,631	92,544,915
Vantagepoint Growth & Income Fund Class T		4,062,474	53,177,785
Vantagepoint Growth Fund Class T		3,399,708	39,232,629
Vantagepoint International Fund Class T		4,885,682	52,521,079
Vantagepoint Low Duration Bond Fund Class T		672,187	6,802,527
Vantagepoint Mid/Small Company Index Fund Class T		2,584,713	51,229,013

Total Affiliated Mutual Funds (Cost $309,535,653)			384,466,529

EXCHANGE TRADED FUND—1.9%
Vanguard FTSE Emerging Markets ETF (Cost $8,079,115)		187,100	7,504,581

MONEY MARKET FUND—0.7%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $2,681,895)	¥	2,681,895	2,681,895

TOTAL INVESTMENTS—100.0% (Cost $320,296,663)			394,653,005
Other assets less liabilities—(0.0%)			(47,245)

NET ASSETS—100.0%			$394,605,760

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Milestone 2035 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.5%
Vantagepoint Core Bond Index Fund Class T		1,852,012	$18,705,318
Vantagepoint Diversifying Strategies Fund		2,046,712	21,531,410
Vantagepoint Equity Income Fund Class T		6,204,728	67,383,348
Vantagepoint Growth & Income Fund Class T		2,981,352	39,025,893
Vantagepoint Growth Fund Class T		2,608,374	30,100,637
Vantagepoint International Fund Class T		3,538,268	38,036,383
Vantagepoint Low Duration Bond Fund Class T		178,503	1,806,455
Vantagepoint Mid/Small Company Index Fund Class T		2,239,484	44,386,570

Total Affiliated Mutual Funds (Cost $205,976,723)			260,976,014

EXCHANGE TRADED FUND—2.8%
Vanguard FTSE Emerging Markets ETF (Cost $8,217,204)		190,400	7,636,944

MONEY MARKET FUND—0.7%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $1,807,825)	¥	1,807,825	1,807,825

TOTAL INVESTMENTS—100.0% (Cost $216,001,752)			270,420,783
Other assets less liabilities—(0.0%)			(29,651)

NET ASSETS—100.0%			$270,391,132

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Milestone 2040 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—96.0%
Vantagepoint Core Bond Index Fund Class T		1,293,524	$13,064,591
Vantagepoint Diversifying Strategies Fund		740,166	7,786,541
Vantagepoint Equity Income Fund Class T		6,317,393	68,606,892
Vantagepoint Growth & Income Fund Class T		3,040,032	39,794,016
Vantagepoint Growth Fund Class T		2,754,647	31,788,625
Vantagepoint International Fund Class T		3,744,269	40,250,888
Vantagepoint Mid/Small Company Index Fund Class T		2,543,784	50,417,797

Total Affiliated Mutual Funds (Cost $191,865,533)			251,709,350

EXCHANGE TRADED FUND—2.9%
Vanguard FTSE Emerging Markets ETF (Cost $8,071,854)		187,000	7,500,570

MONEY MARKET FUND—1.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $2,943,827)	¥	2,943,827	2,943,827

TOTAL INVESTMENTS—100.0% (Cost $202,881,214)			262,153,747
Other assets less liabilities—(0.0%)			(19,804)

NET ASSETS—100.0%			$262,133,943

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Milestone 2045 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—95.6%
Vantagepoint Core Bond Index Fund Class T		407,254	$4,113,268
Vantagepoint Equity Income Fund Class T		2,048,172	22,243,147
Vantagepoint Growth & Income Fund Class T		992,904	12,997,108
Vantagepoint Growth Fund Class T		887,180	10,238,058
Vantagepoint International Fund Class T		1,210,703	13,015,052
Vantagepoint Mid/Small Company Index Fund Class T		823,161	16,315,059

Total Affiliated Mutual Funds (Cost $66,154,464)			78,921,692

EXCHANGE TRADED FUND—2.8%
Vanguard FTSE Emerging Markets ETF (Cost $2,464,006)		57,600	2,310,336

MONEY MARKET FUND—1.6%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $1,298,097)	¥	1,298,097	1,298,097

TOTAL INVESTMENTS—100.0% (Cost $69,916,567)			82,530,125
Other assets less liabilities—0.0%			34,080

NET ASSETS—100.0%			$82,564,205

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

SCHEDULE OF INVESTMENTS

September 30, 2013 (Unaudited)

Vantagepoint Milestone 2050 Fund
		Shares	Value
AFFILIATED MUTUAL FUNDS—90.6%
Vantagepoint Core Bond Index Fund Class T		74,347	$750,909
Vantagepoint Equity Income Fund Class T		376,330	4,086,945
Vantagepoint Growth & Income Fund Class T		182,292	2,386,199
Vantagepoint Growth Fund Class T		162,748	1,878,114
Vantagepoint International Fund Class T		221,646	2,382,698
Vantagepoint Mid/Small Company Index Fund Class T		150,994	2,992,703

Total Affiliated Mutual Funds (Cost $12,932,724)			14,477,568

EXCHANGE TRADED FUND—2.3%
Vanguard FTSE Emerging Markets ETF (Cost $407,413)		9,500	381,045

MONEY MARKET FUND—7.1%
Fidelity Institutional Money Market: Money Market Portfolio - Institutional Class, 0.08% (Cost $1,127,721)	¥	1,127,721	1,127,721

TOTAL INVESTMENTS—100.0% (Cost $14,467,858)			15,986,334
Other assets less liabilities—(0.0%)			(7,835)

NET ASSETS—100.0%			$15,978,499

Legend to the Schedule of Investments:

¥	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes to schedule of investments.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited)

Fair Value Measurements

The Board of Directors (“Board”) of the Vantagepoint Funds (the “Company”) has established procedures for valuing portfolio securities and other assets (the “Valuation Procedures”). Pursuant to the Valuation Procedures, if market quotations are not readily available (or otherwise reliable) for a particular security or other asset, a Fund must use the fair value of the asset, as determined in good faith by the Board (or its appointee). The Valuation Procedures include guidelines for making fair value determinations (the “Guidelines”). The Board has appointed a pricing committee (the “Pricing Committee”) for the purpose of implementing the Guidelines. The Pricing Committee includes representatives from Vantagepoint Investment Adviser, LLC (“VIA”) and officers of the Company. When applicable under the Valuation Procedures, the Pricing Committee is authorized to make all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available (or otherwise reliable), based on the Guidelines, and reports such determinations to the Board.

The types of securities or other assets for which such fair value pricing may be necessary include, but are not limited to: certain foreign securities, securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed income securities for which there is no current market value quotation; and securities that are restricted as to transfer or resale; and certain derivatives. The need to fair value a Fund’s portfolio securities or other assets may also result from low trading volume in foreign markets or thinly traded domestic securities, such as certain small cap securities. Securities or other assets may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time a Fund calculates its NAV because an event that will affect their value has occurred since the closing prices were established on the relevant domestic or foreign exchange or market but before the Fund’s NAV calculation.

In making a fair value determination for a given security or asset, the Pricing Committee considers one or more of the following factors regarding the security or other asset, as appropriate: fundamental analytical data relating to the investment in the security; nature and duration of any restriction on the disposition of the security; evaluation of the forces that influence the market in which the security is purchased and sold; type of security or asset; financial statements of issuer; cost at date of purchase; size of holding; discount from market value of unrestricted securities of the same class at the time of purchase; special reports prepared by analysts; information as to any transactions or offers with respect to the security or asset; existence of merger proposals or tender offers affecting the security or asset; price and extent of public trading in similar securities or other instruments of the issuer or comparable companies and other relevant matters; most recent closing market prices; existence of shelf registration for restricted securities; existence of any undertaking to register the security; other acceptable methods of valuing securities or other assets based on: (a) multiple earnings; (b) a discount from market of a similar freely traded security or other instrument; (c) yield to maturity with respect to debt issues; or (d) a combination of these methods; the value of other financial instruments, including derivative securities, traded on other markets or among dealers; trading volumes on markets, exchanges, or among dealers; values of baskets of securities or other instruments traded on other markets, exchanges, or among dealers; changes in interest rates; observations from financial institutions; government (domestic or foreign) actions or pronouncements; other news events and factors; with respect to securities or other instruments traded on foreign markets: (a) the value of foreign securities traded on other foreign markets; (b) ADR trading; (c) closed-end fund trading; (d) foreign currency exchange activity; and (e) the trading prices of financial products that are tied to baskets of foreign securities or other assets; with respect to an emergency or other unusual situation, an evaluation of (a) the nature and duration of the event; (b) the forces influencing the operation of the financial markets; (c) the factors relating to the event that precipitated the problem; (d) whether the event is likely to recur; (e) whether the effects of the event are isolated or whether they affect entire markets, countries, or regions; quotations obtained from one or more broker-dealers of the prices at which they would be willing to buy the security or other asset; and Black-Scholes model for valuing rights, warrants and financial contracts (and similarly structured instruments).

The Pricing Committee reviews its previous fair value determinations on a monthly basis or more frequently as necessary. Fair value processes and controls, and fair value determinations, are subject to review by the Chief Compliance Officer of the Company and by the Board.

Valuing securities or other assets at fair value involves greater reliance on judgment than valuing securities that have readily available (and otherwise reliable) market quotations. There can be no assurance that the Fund could obtain the fair value assigned to a security or instrument if it were to sell the security or other asset at approximately the time at which the Fund determines its NAV per share. As a result, the Fund’s sale or redemption of its shares at NAV, at a time when a holding or holdings are valued at fair value, may have the effect of diluting or increasing the economic interest of existing shareholders.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

The Company adopted FASB ASC 820, Fair Value Measurements and Disclosures, effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 established a three-tier hierarchy, which maximizes the use of observable market data and minimizes the use of unobservable inputs to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1—	quoted prices in active markets for identical investments

Level 2—	other significant observable inputs (including quoted prices for similar investments in active markets, interest rates and yield curves, prepayment speeds, credit risks, etc.)

Level 3—	significant unobservable inputs (including the fund’s own assumptions about the assumptions that market participants would use in determining the fair value of investments)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments include the probability of default, loss severity in the event of default, increases in market interest rates, downgrades to the issuer’s credit rating, potential for insolvency, government actions or pronouncements, and other financial and non-financial news. Significant changes in any of those inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the inputs used for fair valuations are accompanied by directionally similar changes in the assumption used for fair valuation determinations.

Investment Policy and Security Valuation

All equity securities that are traded on a national securities exchange (other than NASDAQ Global/Global Select and Capital Market securities traded primarily on the Nasdaq Stock Market, Inc. exchange (“NASDAQ”)) held by each fund normally will be valued at the last reported sale price or official close price (if available) on the exchange on which the security is primarily traded, and are categorized as Level 1 in the fair value hierarchy. If, on a particular day, an exchange-traded security does not trade on its primary exchange, then the price normally will be the mean between the closing bid and closing offer reported to the primary exchange and made available to quotation vendors or disseminated through an automated quotation system, or obtained by a pricing service from other quotation sources believed to be reliable and is generally categorized as Level 2 in the fair value hierarchy. NASDAQ Global/Global Select and Capital Market securities traded primarily on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on any given day, no NOCP is available, the price of such securities normally will be the mean between the closing bid and closing offer reported on NASDAQ prior to the calculation of the net asset value (“NAV”) of a fund and are generally categorized as Level 1 in the fair value hierarchy. All equity securities not traded on a national securities exchange (“OTC Equities”) normally will be priced at the last reported sale price in the over-the-counter market and are generally categorized as Level 1 in the fair value hierarchy. If an OTC Equity does not trade in an over-the-counter market on a particular day, then the price normally will be the mean between the closing bid and closing offer obtained from a quotation service or other source believed to be reliable and is generally categorized as Level 1 in the fair value hierarchy. Short-term debt instruments, such as commercial paper, bankers’ acceptances, and U.S. Treasury Bills, with a remaining maturity of less than 60 days may be valued at amortized cost and are generally categorized as Level 2 in the fair value hierarchy. Prices for debt instruments normally will be obtained from a pricing service. In determining prices, the pricing service may employ methodologies designed to identify the market value of debt instruments, which may include reference to actual market transactions, broker-dealer supplied quotations or valuations, matrix pricing, or other valuation techniques. These techniques generally consider such factors as securities’ prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations and are generally categorized as Level 2 in the fair value hierarchy. In the event a pricing service is unable to provide a price for a particular security, the security may be priced based on the average of two or more independent broker-dealer quotations and is generally categorized as Level 2 or Level 3 in the fair value hierarchy. Any security for which market value as described above is not readily available is valued at fair value as determined in good faith in accordance with the Guidelines and is generally categorized as Level 2 or Level 3 in the fair value hierarchy depending on the observability of market inputs. Except for certain foreign equity securities described later in this note, foreign exchange traded securities are valued in the same manner as domestic exchange traded equity securities and are generally categorized as Level 1 in the fair value hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Shares of the underlying funds in which the Model Portfolio and Milestone Funds invest are valued by using the underlying funds’ current NAVs for purchase and/or redemption orders that day and are categorized as Level 1 in the hierarchy.

Valuation of Certain Foreign Equity Securities

For foreign equity securities that are primarily traded in markets outside North and South America, the Board has approved the use of a third party fair valuation service. The service uses a multifactor model to calculate a factor that is then applied to adjust the market price for each such security, which are generally categorized as Level 2 in the fair value hierarchy. Additionally, the Board has approved the use of the fair value prices provided by this service on a daily basis without a market trigger or confidence interval filter for all foreign equity securities held by the funds that are primarily traded in markets outside North and South America which are generally categorized as Level 2 in the fair value hierarchy. In the event prices for such foreign securities are not available through the service or another fair value pricing service approved by the Board, the securities may be priced at the average of two or more independent broker-dealer quotations or at the fair value of the security in accordance with the Company’s Valuation Procedures and are generally categorized as Level 2 or Level 3 in the fair value hierarchy.

The valuation techniques used by the funds to measure fair value during the year-to-date period ended September 30, 2013 maximized the use of observable inputs and minimized the use of unobservable inputs. The funds utilized fair value techniques such as a multi-dimensional relational pricing model and option adjusted spread pricing to estimate prices that would have prevailed in a liquid market given information available at the time of evaluation.

The following is a summary of the inputs used as of September 30, 2013, in valuing each fund’s investments carried at value:

Low Duration Bond Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$402,329,874	$—	$402,329,874
Floating Rate Loans	—	1,309,183	—	1,309,183
Mortgage-Backed Securities	—	29,734,373	—	29,734,373
U.S. Treasury Obligations	—	67,796,600	—	67,796,600
Government Related Obligations	—	25,534,353	—	25,534,353
Asset-Backed Securities	—	32,249,150	—	32,249,150
Money Market Funds	41,607,438	—	—	41,607,438

Total Investments in Securities	$41,607,438	$558,953,533	$—	$600,560,971

Derivative Instruments:
Assets:
Futures	36,315	—	—	36,315
Forward Currency Contracts	—	74,240	—	74,240

Total Assets	$36,315	$74,240	$—	$110,555

Liabilities:
Futures	(315,495)	—	—	(315,495)
Forward Currency Contracts	—	(591,908)	—	(591,908)

Total Liabilities	$(315,495)	$(591,908)	$—	$(907,403)

Total Derivative Instruments	$(279,180)	$(517,668)	$—	$(796,848)

Inflation Protected Securities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$8,362,162	$—	$8,362,162
Mortgage-Backed Security	—	2,932,868	—	2,932,868
U.S. Treasury Obligations	—	548,503,652	—	548,503,652
Government Related Obligations	—	3,206,661	—	3,206,661
Asset-Backed Securities	—	2,460,568	—	2,460,568
Purchased Options	19,344	—	—	19,344
Money Market Fund	7,155,754	—	—	7,155,754

Total Investments in Securities	$7,175,098	$565,465,911	$—	$572,641,009

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Derivative Instruments:
Assets:
Futures	265,698	—	—	265,698
Swap Agreements	—	66,963	—	66,963

Total Assets	$265,698	$66,963	$—	$332,661

Liabilities:
Written Options	(53,750)	(144,870)	—	(198,620)
Futures	(149,474)	—	—	(149,474)
Swap Agreements	—	(691,415)	—	(691,415)

Total Liabilities	$(203,224)	$(836,285)	$—	$(1,039,509)

Total Derivative Instruments	$62,474	$(769,322)	$—	$(706,848)

Equity Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,107,240,108	$7,859,384	$—	$2,115,099,492
Convertible Preferred Stocks	378,807	4,573,680	—	4,952,487
Money Market Funds	197,476,679	—	—	197,476,679

Total Investments in Securities	$2,305,095,594	$12,433,064	$—	$2,317,528,658

Growth & Income Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,419,147,076	$11,551,705	$—	$1,430,698,781
Money Market Funds	107,895,076	—	—	107,895,076

Total Investments in Securities	$1,527,042,152	$11,551,705	$—	$1,538,593,857

Growth Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$2,106,701,218	$—	$—	$2,106,701,218
Money Market Funds	76,585,695	—	—	76,585,695

Total Investments in Securities	$2,183,286,913	$—	$—	$2,183,286,913

Select Value Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$424,365,942	$—	$—	$424,365,942
Money Market Funds	23,436,965	—	—	23,436,965

Total Investments in Securities	$447,802,907	$—	$—	$447,802,907

Aggressive Opportunities Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$1,101,057,111	$6,993,224	$—	$1,108,050,335
Money Market Funds	83,552,926	—	—	83,552,926

Total Investments in Securities	$1,184,610,037	$6,993,224	$—	$1,191,603,261

Discovery Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$121,181,761	$2,867,893	$—	$124,049,654
Corporate Obligations	—	61,660,763	—	61,660,763
Mortgage-Backed Securities	—	6,578,601	—	6,578,601
U.S. Treasury Obligations	—	43,312,283	—	43,312,283
Government Related Obligations	—	3,509,221	—	3,509,221
Asset-Backed Securities	—	7,031,878	—	7,031,878
Warrants	—	12,775	—	12,775
Money Market Funds	17,710,156	—	—	17,710,156

Total Investments in Securities	$138,891,917	$124,973,414	$—	$263,865,331

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Derivative Instruments:
Assets:
Futures	928,410	—	—	928,410

Total Assets	$928,410	$—	$—	$928,410

Liabilities:
Futures	(111,140)	—	—	(111,140)
Forward Currency Contracts	—	(45,907)	—	(45,907)

Total Liabilities	$(111,140)	$(45,907)	$—	$(157,047)

Total Derivative Instruments	$817,270	$(45,907)	$—	$771,363

International Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$135,802,293	$1,147,167,442	$—	$1,282,969,735
Preferred Stocks	—	9,691,180	—	9,691,180
Money Market Funds	58,728,667	—	—	58,728,667

Total Investments in Securities	$194,530,960	$1,156,858,622	$—	$1,351,389,582

Derivative Instruments:

Assets:
Forward Currency Contracts	—	53,103	—	53,103

Total Assets	$—	$53,103	$—	$53,103

Total Derivative Instruments	$—	$53,103	$—	$53,103

Diversifying Strategies Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$13,437,390	$18,097,294	$—	$31,534,684
Convertible Preferred Stocks	18,485,005	10,342,029	—	28,827,034
Corporate Obligations	—	341,381,896	—	341,381,896
Mortgage-Backed Securities	—	46,178,275	—	46,178,275
Convertible Debt Obligations	—	368,910,263	—	368,910,263
U.S. Treasury Obligations	—	127,352,423	—	127,352,423
Government Related Obligations	—	13,705,990	—	13,705,990
Asset-Backed Securities	—	45,699,606	—	45,699,606
Purchased Options	42,781	269,934	—	312,715
Commercial Paper	—	3,424,354	—	3,424,354
Money Market Fund	38,349,557	—	—	38,349,557

Total Investments in Securities	$70,314,733	$975,362,064	$—	$1,045,676,797

Derivative Instruments:
Assets:
Purchased Options on Euro-Bund Futures	18,530	—	—	18,530
Futures	253,282	—	—	253,282

Total Assets	$271,812	$—	$—	$271,812

Liabilities:
Written Options	—	(240,868)	—	(240,868)
Futures	(1,369,278)	—	—	(1,369,278)
Forward Currency Contracts	—	(486,173)	—	(486,173)

Total Liabilities	$(1,369,278)	$(727,041)	$—	$(2,096,319)

Total Derivative Instruments	$(1,097,466)	$(727,041)	$—	$(1,824,507)

Core Bond Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Corporate Obligations	$—	$275,299,199	$—	$275,299,199
Mortgage-Backed Securities	—	393,863,608	—	393,863,608
U.S. Treasury Obligations	—	453,804,162	—	453,804,162
Government Related Obligations	—	125,229,580	—	125,229,580
Asset-Backed Securities	—	4,558,756	—	4,558,756
Money Market Funds	116,137,247	—	—	116,137,247

Total Investments in Securities	$116,137,247	$1,252,755,305	$—	$1,368,892,552

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

500 Stock Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$596,012,465	$—	$—	$596,012,465
U.S. Treasury Obligations	—	504,979	—	504,979
Money Market Funds	13,460,647	—	—	13,460,647

Total Investments in Securities	$609,473,112	$504,979	$—	$609,978,091

Derivative Instruments:
Liabilities:
Futures	(110,983)	—	—	(110,983)

Total Liabilities	$(110,983)	$—	$—	$(110,983)

Total Derivative Instruments	$(110,983)	$—	$—	$(110,983)

Broad Market Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$644,669,538	$—	$—	$644,669,538
U.S. Treasury Obligation	—	329,999	—	329,999
Rights	—	—	1,099	1,099
Warrants	348	804	—	1,152
Money Market Funds	15,784,347	—	—	15,784,347

Total Investments in Securities	$660,454,233	$330,803	$1,099	$660,786,135

Derivative Instruments:
Assets:
Futures	19,292	—	—	19,292

Total Assets	$19,292	$—	$—	$19,292

Liabilities:
Futures	(13,241)	—	—	(13,241)

Total Liabilities	$(13,241)	$—	$—	$(13,241)

Total Derivative Instruments	$6,051	$—	$—	$6,051

Mid/Small Company Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$629,522,101	$—	$—	$629,522,101
U.S. Treasury Obligation	—	509,999	—	509,999
Rights	—	—	1,604	1,604
Warrants	1,054	2,461	—	3,515
Money Market Funds	52,479,812	—	—	52,479,812

Total Investments in Securities	$682,002,967	$512,460	$1,604	$682,517,031

Derivative Instruments:
Assets:
Futures	112,601	—	—	112,601

Total Assets	$112,601	$—	$—	$112,601

Total Derivative Instruments	$112,601	$—	$—	$112,601

Overseas Equity Index Fund

Investment Type	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$—	$272,875,938	$—	$272,875,938
Preferred Stocks	—	1,643,397	—	1,643,397
U.S. Treasury Obligations	—	454,996	—	454,996
Rights	—	112,659	—	112,659
Money Market Funds	25,004,258	—	—	25,004,258

Total Investments in Securities	$25,004,258	$275,086,990	$—	$300,091,248

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Derivative Instruments:
Assets:
Futures	17,483	—	—	17,483
Forward Currency Contracts	—	89,743	—	89,743

Total Assets	$17,483	$89,743	$—	$107,226

Liabilities:
Futures	(49,470)	—	—	(49,470)
Forward Currency Contracts	—	(4,865)	—	(4,865)

Total Liabilities	$(49,470)	$(4,865)	$—	$(54,335)

Total Derivative Instruments	$(31,987)	$84,878	$—	$52,891

See Schedule of Investments for identification of securities by industry classification.

As of September 30, 2013 the funds did not hold significant investments in Level 3. During the year-to-date period ended September 30, 2013, Equity Income Fund had a security transferred from Level 1 to Level 2 with a market value of $4,573,680 or 0.2% of the net assets of the Fund.

When Issued Securities

The funds may purchase securities on a when-issued basis. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of the securities is subject to market fluctuation beginning on the purchase commitment date. Typically, no income accrues on securities that a fund has committed to purchase prior to the time delivery of the securities is made, although the fund may earn income on securities it has segregated to cover these positions.

To Be Announced (“TBA”) Securities

A TBA is a forward mortgage-backed securities trade. Pass-through securities issued by Freddie Mac, Fannie Mae and Ginnie Mae trade in the TBA market. The term TBA is derived from the fact that the actual mortgage-backed security that will be delivered to fulfill a TBA trade is not designated at the time the trade is made. The securities are “to be announced” 48 hours prior to the established trade settlement date. The fund also relies on the seller to complete the transaction. The seller’s failure to do so may cause a fund to miss a price or yield considered advantageous to the fund, and a fund bears the risk of loss in the event of the default or bankruptcy of the seller.

Foreign Currency

The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in foreign currencies will be translated (but not actually converted) into U.S. Dollars daily at the closing spot rates supplied by the WM/Reuters Intraday Spot exchange rates provided as of 4:00 pm Eastern Time. Purchases and sales of securities, income receipts and expense payments are translated (but not actually converted) into U.S. dollars at the prevailing exchange rates on the respective dates of such transactions. Unrealized gains and losses, not relating to securities, that result from changes in foreign currency exchange rates, have been included in unrealized appreciation/(depreciation) of securities. Net realized foreign currency gains and losses include foreign currency gains and losses resulting from changes in exchange rates between trade date and settlement date on investment securities transactions, gains and losses on foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the funds and the amounts actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains/(losses) from security transactions.

Currency symbols utilized throughout the notes to these financial statements are defined as follows:

AUD	— Australian Dollar	GBP	— British Pound
BRL	— Brazilian Real	JPY	— Japanese Yen
EUR	— European Monetary Unit	USD	— U.S. Dollar

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Options (other than Swaptions)

Exchange traded options normally will be priced based on the last reported sale price or official closing price (if available) on the exchange on which the option is primarily traded, as provided by a pricing service. If on a particular day, an option does not trade on its primary exchange, the fund’s custodian will calculate and use the mean between the closing bid and closing offer reported to the exchange and obtained from a pricing service and such options are generally categorized as Level 1 in the hierarchy.

Purchased options on Euro-Bund futures trade on foreign exchanges and are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value. There is no premium paid at the time of purchase. These options are generally categorized as Level 1 in the hierarchy.

Non-exchange traded (i.e., over-the-counter) options normally will be priced using an option valuation model, which incorporates relevant parameters (e.g., implied volatility; current value of underlier). Such prices will be provided by a pricing service and these options are generally categorized as Level 2 in the hierarchy.

In the event a pricing service is unable to provide a price for a particular option, the option may be priced based on the average of two or more independent broker-dealer quotations, pursuant to the Valuation Procedures, or at its fair value determined in accordance with the Valuation Procedures and is generally categorized as Level 2 in the hierarchy.

Futures

Futures contracts normally will be priced at their settlement prices established and reported each day on the exchange on which they are traded, as provided by a pricing service and are generally categorized as Level 1 in the hierarchy. In the event a pricing service is unable to provide a price for a particular futures contract, the value of the contract will be priced at its fair value in accordance with the Valuation Procedures and generally such futures are categorized as Level 2 in the hierarchy.

Futures exchange abbreviations utilized throughout the notes to these financial statements are defined as follows:

CBT	— Chicago Board of Trade Exchange	MFM	— Meff Renta Variable Exchange
CME	— Chicago Mercantile Exchange	MIL	— Milan Stock Exchange
EOE	— Dutch Options Exchange	MSE	— Montreal Exchange
EOP	— NYSE - Liffe Exchange	NYF	— New York Futures Exchange
EUX	— Eurex Deutschland Exchange	SFE	— Sydney Futures Exchange
HKG	— Hong Kong Futures Exchange	TSE	— Tokyo Stock Exchange
LIF	— Liffe Exchange

Forward Currency Contracts

Forward currency contracts normally will be priced using the WM/Reuters Intraday Forwards rates provided as of 4:00 pm Eastern Time. In the event WM/Reuters (or a designated pricing service) is unable to provide a rate for a particular contract, the fair value of the contract will be determined in accordance with the Valuation Procedures and generally such contracts are categorized as Level 2 in the hierarchy.

Interest Rate Swaps and Inflation Swaps

Interest rate and inflation swaps normally will be priced based on the applicable swap valuation model (i.e., interest rate or inflation) which incorporates a snapshot of the relevant swap curve (interest rate curve or inflation rate curve, as applicable). Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swap, the swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Interest Rate Swaptions

Interest rate swaptions normally will be priced based on a snapshot taken of the relevant swap curve, deriving an implied volatility surface from actual and/or indicative broker-dealer swaption prices, and combining them in a swaption valuation model. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular swaption, the swaption will be priced at its fair value in accordance with the Valuation Procedures and generally such swaptions are categorized as Level 2 in the hierarchy.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Total Return Swaps

Total return swaps are normally priced based on a valuation model that incorporates cash flow forecasts for the reference asset and a snapshot of the relevant interest rate swap curve. Such prices will be provided by a pricing service. In the event a pricing service is unable to provide a price for a particular total return swap, the total return swap will be priced at its fair value in accordance with the Valuation Procedures and generally such swaps are categorized as Level 2 in the hierarchy.

Investments in Derivative Instruments

Some of the funds use derivative instruments in pursuing their investment objectives. The following tables and discussion provides more detailed information about a fund’s derivative usage.

Futures Contracts (“Futures”)

A futures contract is an agreement to buy or sell a specific amount of a commodity or financial instrument at a particular price on a stipulated future date.

Certain funds may enter into futures to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing fixed income securities prices to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal in a timely manner on the instrument), stock market risk (the risk that stock prices overall will decline over short or extended periods), or foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar).

Certain funds may use futures to seek to increase portfolio value, by increasing or decreasing their exposure to changes in the market value of the specific underlying security, foreign currency, or index.

Futures may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*	*	*
Growth & Income			*	*	*
Growth			*	*	*
Select Value			*	*	*
Aggressive Opportunities			*	*	*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*
Core Bond Index	*				*
500 Stock Index					*
Broad Market Index					*
Mid/Small Company Index					*
Overseas Equity Index				*	*

Upon entering into the futures contract, the fund agrees to deposit an amount equal to a certain percentage of the contract notional value (initial margin). The fund agrees to subsequently receive or pay an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as unrealized gains or losses. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Use of futures may involve risks different from, or possibly greater than, the risks associated with more traditional investments, and may involve a small amount of investment relative to the amount of risk assumed. Risks associated with futures include: the risk that a particular future may be difficult to purchase or sell (liquidity risk); the risk that certain futures may be more sensitive than traditional investments to interest rate changes and market price fluctuations (interest rate and market risks); the risk of mispricing or improper valuation of the future, and the inability of the future to correlate perfectly, or at all, with the value of the underlying asset, reference rate, or index it is designed to closely track (valuation risk); the risk that the fund may lose substantially more than the amount invested and that the fund may be forced to liquidate portfolio positions when it may not be advantageous to do so (leverage risk).

As of September 30, 2013, the following funds had open futures contracts outstanding:

Low Duration Bond Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
57	CBT	U.S. 2 Year Treasury Note	December 2013	$12,555,141	$36,315

Sold
176	CBT	U.S. 5 Year Treasury Note	December 2013	$21,304,250	$(315,495)

					$(279,180)

Inflation Protected Securities Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
133	CBT	U.S. 10 Year Treasury Note	December 2013	$16,809,953	$265,698

Sold
13	CBT	U.S. 2 Year Treasury Note	December 2013	$2,863,453	$(9,970)
63	CBT	U.S. 5 Year Treasury Note	December 2013	7,625,953	(34,879)
6	CBT	U.S. Long Bond	December 2013	800,250	(353)
65	CBT	U.S. Ultra Bond	December 2013	9,236,094	(104,272)

					$(149,474)

					$116,224

Discovery Fund

Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
1,167	NYF	E-MINI Russell 2000 Index	December 2013	$125,032,380	$895,918
51	CBT	U.S. 2 Year Treasury Note	December 2013	11,233,547	32,492

					$928,410

Sold
62	CBT	U.S. 5 Year Treasury Note	December 2013	$7,504,906	$(111,140)

					$817,270

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Diversifying Strategies Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
20	EOE	Amsterdam Index	October 2013	$2,029,816	$(31,099)
37	SFE	Australian Government 10 Year Bond	December 2013	4,059,745	102,085
15	MSE	Canadian Government 10 Year Bond	December 2013	1,887,869	26,224
64	EUX	DAX Index	December 2013	18,591,406	(91,155)
161	CME	E-MINI S&P 500 Index	December 2013	13,478,115	(21,351)
1	LIF	FTSE 100 Index	December 2013	104,087	(1,984)
31	HKG	Hang Seng Index	October 2013	4,573,119	(65,416)
72	SFE	SPI 200 Index	December 2013	8,770,566	(33,674)
51	CBT	U.S. 10 Year Treasury Note	December 2013	6,445,922	108,749

					$(7,621)

Sold
124	EOP	CAC40 10 Euro Future	October 2013	$6,955,056	$12,328
119	EUX	Euro-Bund Futures	December 2013	22,618,976	(452,423)
1	MIL	FTSE/MIB Index	December 2013	117,820	2,035
26	MFM	IBEX 35 Index	October 2013	3,213,013	(53,908)
3	MSE	S&P/TSX 60 Index	December 2013	425,513	1,861
60	TSE	TOPIX Index	December 2013	7,303,525	(39,927)
214	CBT	U.S. 5 Year Treasury Note	December 2013	25,904,031	(386,528)
77	LIF	UK Gilt Long Bond	December 2013	13,751,973	(191,813)

					$(1,108,375)

					$(1,115,996)

500 Stock Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Depreciation
Purchased
123	CME	E-MINI S&P 500 Index	December 2013	$10,296,945	$(110,983)

Broad Market Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
6	NYF	E-MINI Russell 2000 Index	December 2013	$642,840	$12,149
60	CME	E-MINI S&P 500 Index	December 2013	5,022,900	(13,241)
5	CME	E-MINI S&P MidCap 400 Index	December 2013	620,300	7,143

					$6,051

Mid/Small Company Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation
Purchased
45	NYF	E-MINI Russell 2000 Index	December 2013	$4,821,300	$76,575
33	CME	E-MINI S&P MidCap 400 Index	December 2013	4,093,980	36,026

					$112,601

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Overseas Equity Index Fund
Number of Contracts	Exchange	Contract	Expiration Date	Contract Value	Net Unrealized Appreciation/ (Depreciation)
Purchased
63	EUX	DJ Euro STOXX 50	December 2013	$2,453,758	$(2,318)
22	LIF	FTSE 100 Index	December 2013	2,289,918	(43,801)
7	SFE	SPI 200 Index	December 2013	852,694	(3,351)
14	TSE	TOPIX Index	December 2013	1,704,156	17,483

					$(31,987)

Forward Currency Contracts

A forward currency contract involves a privately negotiated obligation to purchase or sell a specific currency at a future date at a price set in the contract.

Certain funds may enter into forward currency contracts to manage foreign currency risk. Foreign currency risk is the risk that a fund’s investment in or exposure to foreign currencies or securities denominated in foreign currencies may cause the fund to experience gains or losses solely based on changes in the exchange rate between foreign currencies and the U.S. dollar, or, in the case of hedged positions, the risk that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a fund denominated in those currencies.

Certain funds also may enter into forward currency contracts to obtain or adjust investment exposure to a foreign currency.

Forward currency contracts may be used by the following funds for the following purposes:

Fund	Manage Foreign Currency Risk	Obtain or Adjust Investment Exposure to Foreign Currencies
Low Duration Bond	*	*
Inflation Protected Securities	*	*
Equity Income	*
Growth & Income	*
Growth	*
Select Value	*
Aggressive Opportunities	*
Discovery	*	*
International	*	*
Diversifying Strategies	*	*
Overseas Equity Index	*

Risks of entering into forward currency contracts include the possibility that a fund may lose money. For example, foreign currency values may change unfavorably relative to the U.S. dollar, there may be an illiquid market or a change in the value of the contracts may not correlate with changes in the value of the underlying currency. The use of over-the-counter forward currency contracts includes counterparty risk, which is the risk that the other party to a contract may not fulfill its obligations.

The net U.S. dollar value of foreign currency underlying all contractual commitments held by a fund and the resulting unrealized appreciation or depreciation are determined daily using prevailing exchange rates. Realized gain or loss is recorded upon the termination of the contract.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of September 30, 2013, the following funds had open forward currency contracts outstanding:

Low Duration Bond Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2013	Net Unrealized Appreciation/ (Depreciation)
Purchase	JPMorgan Chase Bank NA	USD	GBP	10/02/2013	$8,951,357	$9,039,938	$88,581

Sale	JPMorgan Chase Bank NA	GBP	USD	10/02/2013	$8,503,483	$9,039,938	$(536,455)
Sale	JPMorgan Chase Bank NA	GBP	USD	12/03/2013	4,289,968	4,304,260	(14,292)
Sale	HSBC Bank plc	GBP	USD	10/08/2013	1,067,730	1,108,891	(41,161)

							$(591,908)

							$(503,327)

Discovery Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2013	Net Unrealized Depreciation
Sale	HSBC Bank plc	BRL	USD	11/18/2013	$404,351	$446,153	$(41,802)
Sale	Citibank NA	EUR	USD	10/08/2013	133,887	137,992	(4,105)

							$(45,907)

International Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2013	Net Unrealized Appreciation
Sale	JPMorgan Chase Bank NA	AUD	USD	10/31/2013	$9,910,455	$9,857,352	$53,103

							$53,103

Diversifying Strategies Fund

Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2013	Net Unrealized Depreciation
Sale	JPMorgan Chase Bank NA	EUR	USD	10/08/2013	$1,730,963	$1,784,432	$(53,469)
Sale	JPMorgan Chase Bank NA	GBP	USD	10/02/2013	5,564,421	5,915,461	(351,040)
Sale	JPMorgan Chase Bank NA	GBP	USD	10/08/2013	1,633,475	1,696,522	(63,047)
Sale	JPMorgan Chase Bank NA	GBP	USD	12/03/2013	5,588,248	5,606,865	(18,617)

							$(486,173)

Overseas Equity Index Fund
Contract Type	Counterparty	Currency to Deliver	In Exchange For	Exchange Date	Foreign Currency Cost/Proceeds (U.S.$)	U.S. Dollar Value at September 30, 2013	Net Unrealized Appreciation/ (Depreciation)
Purchase	Bank of America NA	USD	AUD	12/18/2013	$120,443	$121,589	$1,146
Purchase	Bank of Montreal	USD	AUD	12/18/2013	482,731	484,771	2,040
Purchase	Bank of America NA	USD	EUR	12/18/2013	152,397	155,068	2,671
Purchase	Bank of Montreal	USD	EUR	12/18/2013	313,483	319,658	6,175
Purchase	Barclays Bank plc	USD	EUR	12/18/2013	865,908	882,968	17,060
Purchase	Citibank NA	USD	EUR	12/18/2013	389,359	390,647	1,288
Purchase	Bank of America NA	USD	GBP	12/18/2013	314,455	317,447	2,992
Purchase	Royal Bank of Canada	USD	GBP	12/18/2013	1,384,322	1,418,266	33,944
Purchase	Bank of America NA	USD	JPY	12/18/2013	356,092	360,232	4,140
Purchase	Credit Suisse International	USD	JPY	12/18/2013	1,032,999	1,051,286	18,287

							$89,743

Sale	Credit Suisse International	EUR	USD	12/18/2013	$118,376	$118,399	$(23)
Sale	Bank of America NA	EUR	USD	12/18/2013	117,676	117,857	(181)
Sale	Credit Suisse International	GBP	USD	12/18/2013	105,437	106,624	(1,187)
Sale	Bank of America NA	GBP	USD	12/18/2013	104,931	105,816	(885)
Sale	Royal Bank of Canada	GBP	USD	12/18/2013	105,088	105,654	(566)
Sale	Credit Suisse International	JPY	USD	12/18/2013	121,885	123,368	(1,483)
Sale	Bank of America NA	JPY	USD	12/18/2013	122,676	123,216	(540)

							$(4,865)

							$84,878

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Option Contracts (“Options”)

An option gives the holder the right but not the obligation to enter into a transaction (e.g., the purchase or sale of a security, an index of securities or another instrument, such as a futures contract) with another party on or before a specific date at a specified price (called the strike price). The counterparty is obligated to enter into the transaction if the holder elects to exercise the option. A call option gives the holder the right to purchase the underlying security or instrument from the other party; a put option gives the holder the right to sell the underlying security or instrument to the other party.

Certain funds may enter into options to manage certain risks. These risks may include interest rate risk (the risk that interest rates will rise, causing prices of fixed income securities to fall), credit risk (the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner), stock market risk (the risk that stock prices overall will decline over short or extended periods), and foreign currency risk (the risk that foreign currency values will decline relative to the U.S. dollar). Some funds also may use options, including options on Euro-Bund futures contracts, to obtain or adjust investment exposure to certain assets, asset classes, or foreign currencies.

Option contracts may be used by the following funds for the following purposes:

	Manage Risk:				Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Stock Market Risk	Foreign Currency Risk	To Certain Assets or Asset Classes	To Foreign Currencies
Low Duration Bond	*	*		*	*	*
Inflation Protected Securities	*	*		*	*	*
Equity Income			*		*
Growth & Income			*		*
Growth			*		*
Select Value			*		*
Aggressive Opportunities			*		*
Discovery	*	*	*	*	*	*
International			*	*	*	*
Diversifying Strategies	*	*	*	*	*	*

Purchases of put and call options are recorded as an investment, the value of which is marked to market at each valuation date. When a purchased option expires, the fund will realize a loss equal to the premium paid. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When a fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a fund exercises a call option, the cost of the security that the fund purchases upon exercise will be increased by the premium originally paid. When a fund writes (sells) a call or put option, an amount equal to the premium received by the fund is recorded as a liability, and the value of each option is marked to market at each valuation date. When a written option expires, the fund realizes a gain equal to the amount of the premium originally received. When a fund enters into a closing purchase transaction, the fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium originally received when the option was sold/written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised, the fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the amount of the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security that the fund purchased upon exercise. Option contract transactions may incur a commission, in addition to the premium paid or received.

Purchased options on Euro-Bund futures are recorded, accounted for and reported in the financial statements very much like futures contracts. There is no premium paid at the time of purchase and they are marked to market daily with variation margin payments received or made by the funds daily based on fluctuation in value and recorded as unrealized gain or loss. At the expiration of the option, the accumulated variation margin received or paid is recorded as realized gain or loss. If the option is exercised, the transaction is recorded as a normal purchase or sale of a futures contract.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

A risk in writing (selling) a call option is that the fund gives up the opportunity for profit if the market price of the security increases to or above the strike price and the option is exercised. A risk in writing (selling) a call option on a futures contract, including a Euro- Bund futures contract, is that the fund may incur a loss if the market value of the underlying futures contract increases and the option is exercised. A risk in writing a put option is that the fund may incur a loss if the market price of the security, or futures contract including a Euro-Bund futures contract, decreases and the option is exercised. A risk in buying an option, including an option on a Euro-Bund futures contract, is that the fund pays a premium whether or not the option is exercised. The use of over-the-counter option contracts may also include counterparty risk, which is the risk that the other party to the contract may not fulfill its obligations.

Written option activity for the year-to-date period ended September 30, 2013 was as follows:

Inflation Protected Securities Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2012	71	$44,231	41	$8,245	112	$52,476

Written	197	102,216	791	323,369	988	425,585
Closed	(103)	(67,847)	(288)	(191,580)	(391)	(259,427)
Expired	(71)	(44,231)	(394)	(79,718)	(465)	(123,949)

Ending balance as of 09/30/2013	94	$34,369	150	$60,316	244	$94,685

Diversifying Strategies Fund

	Call Options		Put Options		Total
	Number of Contracts	Premium	Number of Contracts	Premium	Number of Contracts	Premium
Beginning balance as of 12/31/2012	1,010	$154,502	—	$—	1,010	$154,502

Written	3,450	810,033	—	—	3,450	810,033
Closed	(3,270)	(610,460)	(—)	(—)	(3,270)	(610,460)
Expired	(—)	(—)	(—)	(—)	(—)	(—)

Ending balance as of 09/30/2013	1,190	$354,075	—	$—	1,190	$354,075

As of September 30, 2013, the following funds had open written option contracts or open purchased option contracts on Euro-Bund futures:

Inflation Protected Securities Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Written Call	U.S. 10 Year Treasury Note	94	127.00	10/25/2013	$(17,037)
Written Put	U.S. 10 Year Treasury Note	150	120.00	10/25/2013	$57,972

					$40,935

Diversifying Strategies Fund

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Written Call	Swiss Market Index	1,190	8,044.00	12/20/2013	$113,208

Option Type	Description	# Contracts	Strike Price	Expiration Date	Unrealized Gain/ (Loss)
Purchased Call	Euro-Bund	6	EUR 110.00	11/22/2013	$18,530

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Swap Agreements (“Swaps”)

Swaps are two-party contracts entered into primarily by institutional investors for periods typically ranging from a few weeks to more than one year. In a typical “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments, such as specified interest rates, a particular foreign currency, or a “basket” of securities or commodities as represented by a particular index. The gross returns to be exchanged or “swapped” between the parties are generally calculated based on the return on or change in value of a “notional amount”, i.e. the predetermined dollar amount on which the dollar amount of gross returns are calculated.

Swap agreements are privately negotiated in the OTC market and may be entered into as a bilateral contract or cleared through a central clearinghouse such as a registered exchange. For centrally cleared swaps, a fund has no credit exposure to the counterparty as the central clearinghouse stands between the fund and the counterparty.

Swap contract provisions and underlying assets are varied and may be customized to the specifications of the swap parties. Total return swaps are contracts in which one party agrees to make periodic payments to another party based on the change in market value of the assets underlying the contract, which may include a specified security, basket of securities or securities indexes during the specified period, in return for periodic payments based on a fixed or variable interest rate or the total return from other underlying assets. Total return swaps may be used to obtain exposure to a security or market without owning or taking physical custody of such security or investing directly in such market. Credit default swaps are contracts whereby one party makes periodic payments to a counterparty in exchange for the right to receive from the counterparty a payment equal to the par (or other agreed-upon) value of a referenced fixed income security in the event of a default or other agreed upon credit related event by the issuer of the debt obligation. Interest rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Inflation rate swaps involve the exchange by a fund with another party of their respective commitments to pay or receive a fixed rate in exchange for the rate of change of an inflation index with respect to a notional amount of principal.

Certain funds may enter into swaps to manage certain risks (e.g. interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaps to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaps may be used by the following funds for the following purposes:

	Manage Risk:			Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	Foreign Currency Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*	*
Inflation Protected Securities	*	*	*	*
Discovery	*	*	*	*
Diversifying Strategies	*	*	*	*

The risks of entering into swaps include the possible lack of liquidity and unfavorable changes in the underlying investments or instruments. The use of swaps may also include counterparty risk, which is the risk that the other party to a swap may not fulfill its obligations.

In certain types of swap transactions, the risk of loss is increased because the fund may be required to make additional or higher payments to the counterparty as a result of market volatility. In addition, swaps are not traded on exchanges or other organized markets and are generally illiquid.

Swap value changes, including the periodic amounts of interest to be paid or received on swaps, are recorded as unrealized appreciation (depreciation) on swaps. A realized gain or loss is recorded upon receipt or payment of a periodic settlement or termination of a swap.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

As of September 30, 2013 the following swaps were outstanding:

Inflation Protected Securities Fund

Centrally Cleared Interest Rate Swaps
Rates Exchanged
Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
3 Month Libor	1.50%	09/16/2016	USD 2,700,000	$9,490
3 Month Libor	1.60%	07/05/2018	USD 8,100,000	(148,113)
3 Month Libor	1.45%	09/05/2018	USD 3,900,000	(8,625)
3 Month Libor	1.25%	09/05/2018	USD 4,300,000	(51,426)
3 Month Libor	1.40%	09/05/2018	USD 1,300,000	(6,043)
3 Month Libor	2.00%	12/18/2018	USD 1,600,000	8,743
2.75%	3 Month Libor	06/19/2043	USD 800,000	48,730
3.50%	3 Month Libor	12/18/2043	USD 5,300,000	(159,958)

				$(307,202)

Inflation Protected Securities Fund

Inflation Linked Swaps
	Rates Exchanged
Swap Counterparty	Payments Made By The Fund	Payments Received By The Fund	Termination Date	Notional Amount		Net Unrealized Appreciation/ (Depreciation)
BNP Paribas SA	2.25%	CPI Urban Consumers NSA	07/15/2017	USD	5,100,000	$(109,645)
BNP Paribas SA	2.50%	CPI Urban Consumers NSA	07/15/2022	USD	3,700,000	(108,879)
Deutsche Bank AG	2.50%	CPI Urban Consumers NSA	07/15/2022	USD	500,000	(11,075)
Royal Bank of Scotland plc	2.25%	CPI Urban Consumers NSA	07/15/2017	USD	4,200,000	(87,651)

						$(317,250)

Swap Options (“Swaptions”)

A swaption is a contract that gives the holder the right (but not the obligation), in return for the payment of a premium, to enter into a new swap agreement, or shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms.

Certain funds may enter into swaptions to manage certain risks (e.g., interest rate risk, which is the risk that interest rates will rise, causing prices of fixed income securities to fall, and credit risk, which is the risk that the issuer of a fixed income security will default on its obligation to pay interest and/or principal on the instrument in a timely manner). Some funds also may use swaptions to manage foreign currency risk or to obtain or adjust investment exposure to certain assets or asset classes.

Swaptions may be used by the following funds for the following purposes:

	Manage Risk:		Obtain or Adjust Investment Exposure:
Fund	Interest Rate Risk	Credit Risk	To Certain Assets or Asset Classes
Low Duration Bond	*	*	*
Inflation Protected Securities	*	*	*
Discovery	*	*	*
Diversifying Strategies	*	*	*

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

When a fund purchases a swaption, it risks losing the amount of the premium it has paid should it decide to let the option expire unexercised. However, when a fund writes a swaption, upon exercise of the option the fund will become obligated according to the terms of the underlying agreement (i.e., the fund may be required to enter into a new swap agreement, or to shorten, extend, cancel, or otherwise modify an existing swap agreement, even when there has been an unfavorable change in the value of the underlying swap). The use of swaptions includes counterparty risk, which is the risk that the other party to a swaption may not fulfill its obligations.

When a fund writes a call or put swaption, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the swaption written. Certain swaptions may be written with premiums to be determined on a future date. Premiums received from writing swaptions that expire are treated as realized gains. Premiums received from writing swaptions that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying swap to determine the realized gain or loss.

Funds may also purchase put and call swaptions. Purchasing put or call swaptions tends to increase the fund’s potential opportunity to benefit from favorable market value changes in the underlying swap without obligating the fund to participate in unfavorable market changes that may occur. Premiums paid for purchasing swaptions that expire are treated as realized losses. Certain swaptions may be purchased with premiums to be determined on a future date. The premiums for these swaptions are based upon implied volatility parameters at specified terms. When a fund enters into a closing sale transaction, the fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the swaption. When a fund exercises a put swaption, it will realize a gain or loss from the underlying swap and the proceeds will be decreased by the premium originally paid. When a fund exercises a call swaption, the cost of the swap that the fund purchases upon exercise will be increased by the premium originally paid.

Written swaption activity for the year-to-date period ended September 30, 2013 was as follows:

Inflation Protected Securities Fund

	Call Swaptions		Put Swaptions		Total
	Notional Amount	Premium	Notional Amount	Premium	Notional Amount	Premium
Beginning balance as of 12/31/2012	$21,300,000	$142,061	$21,600,000	$218,680	$42,900,000	$360,741

Written	45,400,000	151,010	69,600,000	482,769	115,000,000	633,779
Closed	(51,000,000)	(206,946)	(66,700,000)	(525,976)	(117,700,000)	(732,922)
Expired	(3,900,000)	(7,815)	(3,900,000)	(19,283)	(7,800,000)	(27,098)

Ending balance as of 09/30/2013	$11,800,000	$78,310	$20,600,000	$156,190	$32,400,000	$234,500

As of September 30, 2013, the following fund had open written swaption contracts outstanding:

Inflation Protected Securities Fund

Exchange	Counterparty	Contract	Notional Amount	Strike Rate	Expiration Date	Net Unrealized Appreciation/ (Depreciation)
OTC	Royal Bank of Scotland plc	Put—Interest Rate Swaption	$11,800,000	3.50%	1/27/2014	$71,690
OTC	Royal Bank of Scotland plc	Call—Interest Rate Swaption	11,800,000	2.50%	1/27/2014	25,221
OTC	Goldman Sachs	Put—Interest Rate Swaption	5,000,000	1.50%	10/28/2013	(20,418)
OTC	Morgan Stanley Capital Services	Put—Interest Rate Swaption	1,900,000	1.90%	10/18/2013	7,043
OTC	Goldman Sachs	Put—Interest Rate Swaption	1,900,000	1.90%	10/18/2013	6,094

						$89,630

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

Tax Basis Unrealized Appreciation (Depreciation)

As of September 30, 2013, net unrealized appreciation (depreciation) on investments was as follows:

Fund	Federal Income Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Tax Basis Net Unrealized Appreciation/ (Depreciation)
Low Duration Bond	$596,230,603	$6,476,314	$2,145,946	$4,330,368
Inflation Protected Securities	574,345,510	8,188,453	9,892,954	(1,704,501)
Equity Income	1,839,166,703	536,767,820	58,405,865	478,361,955
Growth & Income	1,151,311,917	405,928,834	18,646,894	387,281,940
Growth	1,693,153,711	497,946,220	7,813,018	490,133,202
Select Value	363,059,416	90,138,567	5,395,076	84,743,491
Aggressive Opportunities	954,905,985	247,901,909	11,204,633	236,697,276
Discovery	237,541,644	29,901,759	3,578,072	26,323,687
International	1,167,029,850	226,402,176	42,042,444	184,359,732
Diversifying Strategies	1,027,469,823	23,459,101	5,252,127	18,206,974
Core Bond Index	1,364,534,814	23,303,134	18,945,396	4,357,738
500 Stock Index	387,172,654	242,110,360	19,304,923	222,805,437
Broad Market Index	381,851,020	317,515,440	38,580,325	278,935,115
Mid/Small Company Index	526,282,370	181,303,217	25,068,556	156,234,661
Overseas Equity Index	279,897,244	46,903,580	26,709,576	20,194,004
Model Portfolio Conservative Growth	569,449,123	74,434,942	935,939	73,499,003
Model Portfolio Traditional Growth	1,376,549,942	235,771,692	1,229,848	234,541,844
Model Portfolio Long-Term Growth	1,728,965,787	369,422,877	3,282,456	366,140,421
Model Portfolio All-Equity Growth	670,980,601	177,855,878	1,932,801	175,923,077
Milestone Retirement Income	306,581,189	14,159,396	2,694,356	11,465,040
Milestone 2010	261,361,814	22,966,334	2,159,362	20,806,972
Milestone 2015	475,025,294	58,274,777	4,001,228	54,273,549
Milestone 2020	522,745,694	77,258,699	3,697,459	73,561,240
Milestone 2025	422,088,904	73,870,480	2,025,090	71,845,390
Milestone 2030	327,991,882	68,143,427	1,482,304	66,661,123
Milestone 2035	221,326,241	50,103,699	1,009,157	49,094,542
Milestone 2040	209,206,108	53,825,885	878,246	52,947,639
Milestone 2045	69,919,578	12,886,558	276,011	12,610,547
Milestone 2050	14,470,019	1,563,384	47,069	1,516,315

Portfolio Securities Loaned

Certain funds lend securities to approved borrowers to seek to earn additional income. As of September 30, 2013 certain funds had loaned securities, which were collateralized by cash or other forms of collateral at least equal to the market value of the securities loaned as provided for in the Company’s Securities Lending Agency Agreement with JPMorgan Chase Bank, N.A. The funds receive dividends and interest on the loaned securities and a portion of interest earned on reinvested collateral. All securities loaned are marked to market daily in U.S. dollars and collateral is received and released accordingly on the following day to achieve the required collateralization for the previous day’s market value. The fund may terminate a loan at any time and generally expects to receive the securities loaned within the normal settlement period for the security involved. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of the borrower. The fund may not retain voting rights on securities while they are on loan. Voting rights on the loaned securities may pass to the borrower. The funds, however, are entitled to terminate or recall the loans to vote proxies or otherwise obtain rights to vote or consent with respect to a material event.

The funds will be indemnified by the custodian for securities lending programs conducted through the custodian if, at the time of a default by a borrower, some or all of the loaned securities have not been returned by the borrower. The custodian, as soon as practicable after the time of default, shall deposit in the funds’ accounts securities of the same number, issue, type, class and series of

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

the unreturned loaned securities. If the custodian is unable to purchase replacement securities, it will credit to the funds’ accounts an amount equal to the market value of the unreturned loaned securities. For purposes of calculating the amount of credit to a fund’s account, the market value of U.S. securities will be determined as of the date on which the custodian posts the credit to the fund and the market value of the U.S. securities may be more or less than it was on the date the securities were due to be returned to the fund. For non-U.S. securities, the market value of the securities to be credited to a fund is determined as of the date the securities were due to be returned to the fund.

The market value of the securities on loan and the value of the related collateral as of September 30, 2013, were as follows:

Fund	Securities on Loan	Collateral	Collateralization
Low Duration Bond	$17,255,120	$17,645,609	102%
Equity Income	30,371,154	31,359,419	103%
Growth & Income	9,861,323	10,039,301	102%
Growth	20,820,679	21,215,777	102%
Select Value	5,874,880	6,114,820	104%
Aggressive Opportunities	42,928,613	44,465,371	104%
Discovery	12,456,443	12,959,572	104%
International	41,995,362	44,404,499	106%
Core Bond Index	14,017,304	14,303,531	102%
500 Stock Index	3,979,715	4,126,596	104%
Broad Market Index	10,174,525	10,514,070	103%
Mid/Small Company Index	41,340,140	43,002,440	104%
Overseas Equity Index	19,448,331	20,496,908	105%

Floating Rate Loans

Floating rate loans are debt securities or other interests issued by companies or other entities with floating interest rates that reset periodically. Most floating rate loans are secured by specific collateral of the borrower and are senior to most other securities of the borrower (e.g., common stock or debt instruments) in the event of bankruptcy. Floating rate loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancings. Floating rate loans are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the floating rate loan. Floating rate loans may be acquired from a lender or through the agent as an assignment from another lender who holds a floating rate loan, or as a participation interest in another lender’s floating rate loan or portion thereof. Investments in floating rate loans have risks that are similar to those of fixed income securities. In addition, floating rate loans carry the risk of impairment of collateral. The value of the collateral securing a floating rate loan can decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. As such a floating rate loan may not be fully collateralized and can decline significantly in value. Floating rate loans may also carry liquidity risk. Floating rate loans generally are subject to legal or contractual restrictions on resale. Therefore, the liquidity of floating rate loans, including the volume and frequency of secondary market trading in such loans, varies significantly over time and among individual floating rate loans. If the credit quality of a floating rate loan suffers a significant decline, the secondary trading market for that same loan may also decline, making it more difficult to sell and to value. Difficulty in selling a floating rate loan can result in a loss.

THE VANTAGEPOINT FUNDS

NOTES TO THE SCHEDULE OF INVESTMENTS (Unaudited) – (Continued)

The Company files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; the Company’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Standard & Poor’s Marks and Indexes. “Standard & Poor’s “, “S&P “, “S&P 500 “, “Standard & Poor’s 500 “, and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by The Vantagepoint Funds for the Vantagepoint 500 Stock Index Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., and makes no representation regarding the advisability of investing in the Fund.

Russell Investment Group Marks and Indexes. Russell Investment Group is the source and owner of the trademarks, service marks and copyrights related to the Russell Indexes. Russell® is a trademark of Russell Investment Group.

1)    The Vantagepoint Aggressive Opportunities Fund, Vantagepoint Broad Market Index Fund, and Vantagepoint Mid/Small Company Index Fund are not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments (“Russell”). Russell is not responsible for and has not reviewed these Funds nor any associated literature or publications and Russell makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

2)    Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

3)    Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY, OR GUARANTEE AS TO THE ACCURACY, COMPLETENESS, RELIABILITY, OR OTHERWISE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED IN THE RUSSELL INDEXES. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE, OR THE RESULTS OF USE, OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITY (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEXES OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Item 2 (Controls and Procedures):

Sub-item 2(a) The Principal Executive Officer and Principal Financial Officer of the registrant have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of the disclosure controls and procedures by registrant’s management as of a date within 90 days of the filing of this report.

Sub-item 2(b) There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 (Exhibits): The required certifications of the principal executive officer and principal financial officer are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Vantagepoint Funds

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joan McCallen
Joan McCallen, Principal Executive Officer

Date	November 22, 2013

By:	/s/ Elizabeth Glista
Elizabeth Glista, Principal Financial Officer

Date	November 21, 2013